As filed with the Securities and Exchange Commission on September 29, 2004

Registration No.

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.	☐ Post-Effective Amendment No.

(Check appropriate box or boxes)

J.P. Morgan Institutional Funds
(Exact Name of Registrant as Specified in Charter)

522 Fifth Avenue New York, New York 10036
(Address of Principal Executive Offices) (Zip code)

Registrant’s Telephone Number: (800) 348-4782

George C. W. Gatch 522 Fifth Avenue New York, New York 10036
(Name and Address of Agent for Service)

Copy to:

Scott E. Richter, Esq. One Group® Mutual Funds 1111 Polaris Parkway Columbus, Ohio 43271-0152	Jane A. Kanter, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006	Nina O. Shenker, Esq. J.P. Morgan Investment Management Inc. 522 Fifth Avenue New York, NY 10036	Alan G. Priest, Esq. Ropes & Gray LLP One Metro Center 700 12th Street, N.W., Suite 900 Washington, D.C. 20005	John E. Baumgardner, Jr., Esq. Sullivan & Cromwell LLP 125 Broad Street New York, NY 10004

Approximate Date of Proposed Public Offering:  As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement become effective on October 29, 2004 pursuant to Rule 488.

No filing fee is due because an indefinite number of shares has been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

One Group® Mutual Funds
One Group Diversified Equity Fund
One Group Balanced Fund
One Group Intermediate Tax-Free Bond Fund
One Group Diversified International Fund
One Group Health Sciences Fund
1111 Polaris Parkway
Columbus, Ohio 42371-1235
(800) 480-4111

(collectively, the “One Group Funds”)

Special Meeting of Shareholders to be held January 20, 2005

Dear Shareholder:

I am writing to ask for your vote on an important matter concerning your investment in One Group Funds (“Your Fund”).  Your Fund’s Board of Trustees called a special meeting of shareholders of Your Fund scheduled for Thursday, January 20, 2005, at the offices of J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York 10036, at 9 a.m., Eastern time (“Meeting”).

The purpose of the Meeting is to seek shareholder approval for a number of fund reorganizations, which are among a series of initiatives that the Trustees of the JPMorgan Funds have recently undertaken.  These initiatives follow the July 1, 2004 merger of Bank One Corporation, the former corporate parent of Banc One Investment Advisors Corporation (“BOIA”), One Group Dealer Services, Inc. (the “Distributor”), and One Group Administrative Services, Inc. (“OGA”) (investment advisor, distributor and administrator, respectively, to the One Group Mutual Funds) into JPMorgan Chase & Co., the corporate parent of J.P. Morgan Investment Management Inc. (“JPMIM”) (which serves as investment adviser to the JPMorgan Funds).  JPMorgan Chase Bank is the administrator, shareholder servicing agent and custodian to the JPMorgan Funds.  As a consequence of the merger, on that date BOIA, OGA and the Distributor became affiliates of both JPMIM and JPMorgan Chase Bank.  BOIA and JPMIM, however, will continue as separate investment advisory entities for the foreseeable future and will continue to provide investment advisory services to the One Group Funds and the JPMorgan Funds, respectively.

Under separate cover, you will also be receiving a proxy statement seeking your approval for certain initiatives relating to, among other things, (i) the election of trustees and (ii) the approval of a proposed Plan of Reorganization and Redomiciliation pursuant to which Your Fund will redomicile into a newly formed Delaware statutory trust in the event that the reorganization initiative for Your Fund described in these materials is not approved by shareholders and (iii) changing certain fundamental investment restrictions and policies of the Funds.  It is important that you vote on both proxies.

As a result of these new affiliations, steps to integrate to the greatest extent possible the operations of One Group Mutual Funds and the JPMorgan Funds have been actively considered over the course of several months in order to take advantage of potential operational and administrative efficiencies and to eliminate overlapping and duplicative product offerings.  At meetings held in August 2004, BOIA and OGA made proposals to the Board of Trustees of One Group Mutual Funds, and JPMIM and JPMorgan Chase Bank made proposals to the Boards of the JPMorgan Funds in order to seek to achieve these goals.

On August 19, 2004, the Board of Trustees of the JPMorgan Funds, and on August 12, 2004, the Board of Trustees of One Group Mutual Funds, each approved a series of initiatives that are designed to: (1) integrate the operations of the two fund complexes; (2) streamline the operations and product offerings of the two fund complexes; and (3) take advantage of potential economies of scale that may result.  The

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integration of the two fund complexes will include, among other things: (1) electing a single board of trustees and appointing common senior officers; (2) adopting a common fee structure; (3) eliminating overlapping or duplicative funds; (4) redomiciling to a single jurisdiction and single form of declaration of trust; (5)  proposing certain changes to fundamental investment restrictions and policies of some of the funds; (6) engaging a common set of service providers; and (7) conforming redemption fee practices.  These initiatives are being implemented in a series of steps, the majority of which are expected to be effective February 19, 2005.  BOIA, JPMIM, OGA and the Distributor have contractually agreed to waive or reduce their fees or reimburse the expenses of each class of shares of the One Group Mutual Funds and the JPMorgan Funds, as needed, in order to ensure that for the JPMorgan Funds, the net expense level for the funds following the mergers is at least as low as the net expense level currently in effect, if not lower (with exceptions that are not part of the transactions described in this letter an accompanying material) as a result of the common pricing structure, regardless of whether the Reorganization is approved. These contractual fee waivers and/or reimbursements will stay in effect for at least one year from February 19, 2005.

While not all do, a number of critical steps to implement these initiatives require shareholder approval.  The attached Proxy Statement/Prospectus seeks your approval of the following proposal that will be considered at the Meeting:

1.                                     To approve or disapprove a proposed Agreement and Plan of Reorganization for Your Fund (“Reorganization Agreement”), pursuant to which Your Fund will transfer all of its assets and liabilities to the corresponding series of the JPMorgan Funds listed opposite its name in the following chart in exchange for shares of the corresponding fund. (each a “Reorganization” and, collectively, the “Reorganizations”):

One Group Fund	JPMorgan Fund
One Group Diversified Equity Fund	JPMorgan U.S. Equity Fund
One Group Balanced Fund	JPMorgan Diversified Fund
One Group Intermediate Tax-Free Bond Fund	JPMorgan Intermediate Tax Free Income Fund
One Group Diversified International Fund	JPMorgan Fleming International Equity Fund
One Group Health Sciences Fund	JPMorgan Global Healthcare Fund

If the Reorganization of One Group Intermediate Tax-Free Bond Fund is approved by shareholders then, effective February 19, 2005, JPMorgan Intermediate Tax Free Income Fund will be renamed JPMorgan Intermediate Tax Free Bond Fund.

If applicable Reorganizations are not approved by shareholders then, effective February 19, 2005, the following funds will be renamed as follows:

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Pre-February 19th Name	Post February 19th Name if No Reorganization
One Group Diversified Equity Fund	JPMorgan Diversified Equity Fund
One Group Balanced Fund	JPMorgan Balanced Fund
One Group Intermediate Tax-Free Bond Fund	JPMorgan Intermediate Tax Free Bond Fund
One Group Diversified International Fund	JPMorgan Diversified International Fund
One Group Health Sciences Fund	JPMorgan Health Sciences Fund

If approved by shareholders, you will become a shareholder of Your Fund’s corresponding JPMorgan Fund on the date the Reorganization occurs.  No sales charges or redemption fees will be imposed as a result of the Reorganizations.  The Reorganizations are intended to be tax-free reorganizations for federal income tax purposes; and

2.                                       To transact such other business as may properly come before the Meeting and any adjournments or postponements thereof.

After careful consideration, the Board of Trustees of One Group Mutual Funds recommends that you to vote “FOR” the proposal.

A Proxy Statement/Prospectus that describes the Reorganizations is enclosed.  Your vote is very important to us regardless of the number of shares you own.  Whether or not you plan to attend the Meeting in person, please read the Proxy Statement/Prospectus and cast your vote promptly.  It is important that your vote be received by no later than the time of the Meeting on January 20, 2005.  You may cast your vote by completing, signing and returning the enclosed proxy card by mail in the envelope provided.  If you have any questions, before you vote, please call (800) 480-4111.  We will get you the answers that you need promptly.

In addition to voting by mail you may also vote by either telephone or via the Internet, as follows:

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To vote by Telephone:	To vote by Internet:
(1) Read the Proxy Statement/Prospectus and have your proxy card at hand.	(1) Read the Proxy Statement/Prospectus and have your proxy card at hand.

(2) Call the 1-800 number that appears on your proxy card.	(2) Go to the website, .

(3) Enter the control number set forth on the proxy card and follow the instructions.	(3) Enter the control number set forth on the proxy card and follow the instructions.

NOTE:  You may receive more than one proxy package if you hold shares in more than one account.  You must return separate proxy cards for separate holdings.  We have provided pre-addressed return envelopes for each, which require no postage if mailed in the United States.

Sincerely,

George C.W. Gatch

President
One Group Mutual Funds

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One Group® Mutual Funds
One Group Diversified Equity Fund
One Group Balanced Fund
One Group Intermediate Tax-Free Bond Fund
One Group Diversified International Fund
One Group Health Sciences Fund
1111 Polaris Parkway
Columbus, Ohio 42371-1235
(800) 480-4111

(each a “One Group Fund” and, collectively, the “One Group Funds”)

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To Be Held on January 20, 2005

To the Shareholders of
One Group Funds:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of One Group Funds will be held at the offices of J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York 10036, on Thursday, January 20, 2005, at 9:00 a.m., Eastern time (“Meeting”), for the following purpose:

(1)                                To approve or disapprove Agreements and Plans of Reorganization (each a “Reorganization Agreement”), each providing for (i) the acquisition of all of the assets and the assumption of all of the liabilities of a One Group Fund in exchange for shares of the corresponding JPMorgan Fund listed opposite its name in the following chart (each a “Reorganization” and, collectively, the “Reorganizations”) and (ii) the subsequent liquidation of the One Group Fund; and

One Group Fund	JPMorgan Fund
One Group Diversified Equity Fund	JPMorgan U.S. Equity Fund
One Group Balanced Fund	JPMorgan Diversified Fund
One Group Intermediate Tax-Free Bond Fund	JPMorgan Intermediate Tax Free Income Fund
One Group Diversified International Fund	JPMorgan Fleming International Equity Fund
One Group Health Sciences Fund	JPMorgan Global Healthcare Fund

If the Reorganization is approved by shareholders then, effective February 19, 2005, JPMorgan Intermediate Tax Free Income Fund will be renamed JPMorgan Intermediate Tax Free Bond Fund.

If applicable Reorganizations are not approved by shareholders then, effective February 19, 2005, the following funds will be renamed as follows:

Pre-February 19th Name	Post February 19th Name if No Reorganization
One Group Diversified Equity Fund	JPMorgan Diversified Equity Fund
One Group Balanced Fund	JPMorgan Balanced Fund
One Group Intermediate Tax-Free Bond Fund	JPMorgan Intermediate Tax Free Bond Fund
One Group Diversified International Fund	JPMorgan Diversified International Fund
One Group Health Sciences Fund	JPMorgan Health Sciences Fund

(2)                                To transact such other business as may properly come before the Meeting and any adjournments or postponements thereof.

The Board of Trustees of One Group Mutual Funds has fixed the close of business on October 27, 2004 as the record date for determination of shareholders entitled to notice of, and to vote at, the Meeting and any adjournments or postponements thereof.

EACH SHAREHOLDER WHO DOES NOT EXPECT TO ATTEND THE MEETING IN PERSON IS REQUESTED TO DATE, FILL IN, SIGN AND RETURN PROMPTLY THE ENCLOSED FORM OF PROXY IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES, OR TO FOLLOW THE INSTRUCTIONS ON THE PROXY CARD IN ORDER TO VOTE BY TELEPHONE OR INTERNET AS SOON AS POSSIBLE.

By Order of the Board of Trustees of One Group Mutual Funds

Scott E. Richter Secretary

, 2004

PROXY STATEMENT/PROSPECTUS

October 29, 2004

PROXY STATEMENT FOR:

One Group® Mutual Funds

One Group Diversified Equity Fund
One Group Balanced Fund
One Group Intermediate Tax-Free Bond Fund
One Group Diversified International Fund
One Group Health Sciences Fund

(each a “One Group Fund” and, collectively, the “One Group Funds”)

1111 Polaris Parkway
Columbus, Ohio 43271-1235
(800) 480-4111

PROSPECTUS FOR:

J.P. Morgan Institutional Funds
JPMorgan U.S. Equity Fund
JPMorgan Diversified Fund

J.P. Morgan Mutual Fund Select Trust
JPMorgan Intermediate Tax Free Income Fund
J.P. Morgan Mutual Fund Select Group
JPMorgan Fleming International Equity Fund
J.P. Morgan Series Trust
JPMorgan Global Healthcare Fund

(each, a “JPMorgan Fund” and, collectively, the “JPMorgan Funds”)

522 Fifth Avenue
New York, New York 10036

(800) 348-4782

This combined Proxy Statement and Prospectus (“Proxy Statement/Prospectus”) is being furnished in connection with the solicitation of proxies by the Board of Trustees (“Board”) of One Group Mutual Funds for a Special Meeting of Shareholders of One Group Funds (“Meeting”).  The Meeting will be held on Thursday, January 20, 2005, at 9:00 a.m., Eastern time, at the offices of J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York 10036.

At the Meeting, shareholders of One Group Funds will be asked to consider and act upon the following proposal:

(1)                                To approve or disapprove Agreements and Plans of Reorganization (each a “Reorganization Agreement”), each providing for (i) the acquisition of all of the assets and the assumption of all of the liabilities of a One Group Fund in exchange for shares of the corresponding JPMorgan Fund listed opposite its name in the following chart (each a

i

“Reorganization” and, collectively, the “Reorganizations”), and (ii) the subsequent liquidation of the One Group Fund; and

One Group Fund	JPMorgan Fund
One Group Diversified Equity Fund	JPMorgan U.S. Equity Fund
One Group Balanced Fund	JPMorgan Diversified Fund
One Group Intermediate Tax-Free Bond Fund	JPMorgan Intermediate Tax Free Income Fund
One Group Diversified International Fund	JPMorgan Fleming International Equity Fund
One Group Health Sciences Fund	JPMorgan Global Healthcare Fund

If the Reorganization of One Group Intermediate Tax-Free Bond Fund is approved by shareholders then, effective February 19, 2005, JPMorgan Intermediate Tax Free Income Fund will be renamed JPMorgan Intermediate Tax Free Bond Fund.

If applicable Reorganizations are not approved by shareholders then, effective February 19, 2005, the following funds will be renamed with the name opposite its name in the following chart:

Pre-February 19th Name	Post February 19th Name if No Reorganization
One Group Diversified Equity Fund	JPMorgan Diversified Equity Fund
One Group Balanced Fund	JPMorgan Balanced Fund
One Group Intermediate Tax-Free Bond Fund	JPMorgan Intermediate Tax Free Bond Fund
One Group Diversified International Fund	JPMorgan Diversified International Fund
One Group Health Sciences Fund	JPMorgan Health Sciences Fund

(2)                                To transact such other business as may properly come before the Meeting or any adjournments or postponements thereof.

Each Reorganization Agreement contemplates the transfer of all of the assets and the assumption of all of the liabilities of a One Group Fund in exchange for shares of its corresponding JPMorgan Fund having an aggregate net asset value equal to the net asset value of the respective One Group Fund.  Each One Group Fund would then distribute to its shareholders the portion of the shares of the corresponding JPMorgan Fund portfolio to which each such shareholder is entitled.  To the extent that a Reorganization is approved, it would result in the liquidation of One Group Fund.

Under each proposed Reorganization Agreement, each shareholder of a One Group Fund would be entitled to receive shares of the corresponding JPMorgan Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of One Group Fund held by that shareholder, as of the close of business on the business day of the closing of the Reorganization.  You are being asked to approve a Reorganization Agreement pursuant to which a Reorganization transaction would be accomplished.  Because shareholders of One Group Funds are being asked to approve a transaction that will result in their holding shares of JPMorgan Funds, this Proxy Statement also serves as a Prospectus for the JPMorgan Funds.

While not every series does, One Group Funds generally offer four classes of shares: A, B, C and I (to be renamed Select Class) shares.  Similarly, while not every series does, JPMorgan Funds generally offer five classes of shares:  A, B, C, Select and Institutional shares.

If a Reorganization Agreement is approved by shareholders of a One Group Fund, holders of Class A shares of the One Group Fund will receive Class A shares of the corresponding JPMorgan Fund and no sales charge will be imposed on the Class A shares of the corresponding JPMorgan Fund received by shareholders of One Group Fund.  Holders of Class B and Class C shares of One Group Funds will receive Class B and Class C shares, respectively, of the corresponding JPMorgan Fund.  The holding period used to determine the applicable contingent deferred sales charge (“CDSC”) on the Class B and Class C shares of the JPMorgan Funds (and for holding periods applicable to certain purchases of Class A shares of One Group Funds), as well as to determine the date of conversion of Class B shares to Class A shares, will be calculated based on the date the holders acquired their shares of the corresponding One Group Fund.  Holders of Class I (to be renamed “Select Class”) shares of a One Group Fund will receive Select Class shares of JPMorgan Fund.  No redemption fee will be imposed as a result of the Reorganization.  Not all funds offer all classes of shares and certain classes of shares of the JPMorgan Funds are newly-created.

The Reorganizations are being structured as Federal tax-free reorganizations for Federal income tax purposes.  See “INFORMATION ABOUT THE REORGANIZATIONS—Federal Income Tax Consequences.”  Shareholders should consult their tax advisors to determine the actual impact of a Reorganization in light of their individual tax circumstances.

One Group Funds and JPMorgan Funds are each series of open-end management investment companies.  The investment objectives and primary investment strategies of each of One Group Funds are similar and/or compatible to those of its corresponding JPMorgan Fund.  There are, however, certain differences in investment policies, which are described under “COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND PRINCIPAL RISKS OF INVESTING IN THE FUNDS” in this Proxy Statement/Prospectus.

This Proxy Statement/Prospectus, which should be retained for future reference, sets forth concisely the information about JPMorgan Funds that a prospective investor should know before investing.  A Statement of Additional Information (“SAI”) dated October 29, 2004 relating to this Proxy Statement/Prospectus and the Reorganizations is incorporated by reference into this Proxy Statement/Prospectus.  You may receive a copy of the SAI relating to this Proxy Statement/Prospectus without charge by contacting JPMorgan Funds at (800) 348-4782, or by writing JPMorgan Funds at 522 Fifth Avenue, New York, New York 10036.

For more information regarding One Group Funds, see the prospectuses and SAI for One Group Intermediate Tax-Free Bond Fund, One Group Diversified Equity Fund, One Group Diversified International Fund, One Group Health Sciences Fund and One Group Balanced Fund dated October 29, 2004, which have been filed with the SEC and are incorporated herein by reference.  The annual reports for One Group Funds for the period ended June 30, 2004, which highlight certain important information such as investment results and financial information and which have been filed with the SEC, are incorporated herein by reference.  You may receive a copy of the prospectuses, SAI, and annual reports without charge by contacting One Group Mutual Funds at (800) 480-4111 or by writing to One Group Mutual Funds at the address listed on the cover page of this Proxy Statement/Prospectus.

For more information regarding the JPMorgan U.S. Equity Fund, JPMorgan Fleming International Equity Fund, JPMorgan Diversified Fund, JPMorgan Intermediate Tax Free Income Fund, and JPMorgan Global Healthcare Fund, see the prospectus and SAI for each of the Funds filed                      , 2004, which have been filed with the SEC.  The annual reports dated August 31, 2003 (JPMorgan Intermediate Tax Free Income Fund), October 31, 2003 (for JPMorgan Global Healthcare Fund and JPMorgan Fleming International Equity Fund) and December 31, 2003 (for JPMorgan U.S. Equity Fund and JPMorgan Diversified Fund) and semi-annual reports dated February 29, 2004, April 30, 2004 and June 30, 2004, respectively, which highlight certain important information such as investment results and financial information, have been filed with the SEC.  You may receive a copy of the prospectuses, SAIs, annual reports and semi-annual reports without charge by contacting JPMorgan Funds at (800) 348-4782 or writing JPMorgan Funds at the address listed on the cover page of this Proxy Statement/Prospectus.

In addition, you can copy and review any of the above-referenced documents at the SEC’s Public Reference Room in Washington, D.C.  You may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090.  Reports and other information about each of the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 450 Fifth Street, N.W., Washington D.C. 20549-0102.

Accompanying this Proxy Statement/Prospectus as Appendix A is a copy of a Form of Reorganization Agreement pertaining to the transactions

AN INVESTMENT IN JPMORGAN FUNDS IS NOT A DEPOSIT OF JPMORGAN CHASE & CO. OR ANY OF ITS AFFILIATES OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THE FUNDS AS AN INVESTMENT OR DETERMINED WHETHER THIS PROXY STATEMENT/PROSPECTUS IS ACCURATE OR COMPLETE.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROPOSAL NO. 1

COMMON QUESTIONS AND ANSWERS ABOUT THE PROPOSED REORGANIZATIONS

SUMMARY

Proposed Reorganizations

Effect of Proposed Reorganizations and Redomiciliation of JPMorgan Funds

Comparison of Investment Objectives and Primary Investment Strategies

Comparison of Fees and Expenses

Comparison of Sales Load, Distribution and Shareholder Servicing Arrangements

Comparison of Purchase, Redemption and Exchange Policies and Procedures

COMPARISON OF INVESTMENT OBJECTIVES, TECHNIQUES AND PRINCIPAL RISKS OF INVESTING IN THE FUNDS

INFORMATION ABOUT THE REORGANIZATIONS

The Reorganization Agreements

Description of JPMorgan Funds Shares

Reasons for the Reorganizations and Board Considerations

Federal Income Tax Consequences

INFORMATION ABOUT MANAGEMENT OF JPMORGAN FUNDS

The Adviser

Additional Compensation to Financial Intermediaries

i

Portfolio Managers

Performance of JPMorgan Funds

ADDITIONAL INFORMATION ABOUT THE ONE GROUP FUNDS AND JPMORGAN FUNDS

Financial Highlights

Legal Proceedings

Distributor

Administrator

FORM OF ORGANIZATION

CAPITALIZATION

DIVIDENDS AND DISTRIBUTIONS

OTHER BUSINESS

SHAREHOLDER COMMUNICATIONS WITH THE BOARD

VOTING INFORMATION

Proxy Solicitation

Quorum

Vote Required

Effect of Abstentions and Broker “Non-Votes”

Adjournments

Shareholder Voting Rights

Future Shareholder Proposals

Record Date and Outstanding Shares

LEGAL MATTERS

APPENDIX A — Form of Agreement and Plan of Reorganization

APPENDIX B — How to Do Business with the Funds

APPENDIX C — Comparison of Investment Objectives and Primary Investment Strategies

APPENDIX D — Financial Highlights of Each of the JPMorgan Funds

APPENDIX E — Management’s Discussion of Fund Performance - JPMorgan Funds

APPENDIX F — Legal Proceedings and Additional Fee and Expense Information

APPENDIX G — Similarities and Differences in the Forms of Organization of JPMorgan Trust I, One Group Funds and JPMorgan Trusts

ii

PROPOSAL NO. 1

APPROVAL OF THE AGREEMENTS AND PLANS OF REORGANIZATION

COMMON QUESTIONS AND ANSWERS ABOUT THE PROPOSED REORGANIZATIONS

Q.                                 How will a Reorganization affect me?

A.                                  Under the terms of each Reorganization, the assets of each One Group Fund will be combined with those of the corresponding JPMorgan Fund and you will become a shareholder of a JPMorgan Fund.  Following the Reorganization, you will receive shares of the corresponding JPMorgan Fund that in the aggregate are equal in net asset value to the shares of One Group Fund that you held immediately prior to the closing of the Reorganization.  Shareholders of Classes A, B, and C shares of One Group Funds will receive A, B, and C shares, respectively, of the corresponding JPMorgan Funds.  Shareholders of Class I (to be renamed Select Class) shares of One Group Funds will receive Select Class shares of the corresponding JPMorgan Funds.  Not all funds offer all classes of shares.

Q.                                 Why is each Reorganization being recommended?

A.                                  On July 1, 2004, Bank One Corporation, the former corporate parent of BOIA, the Distributor, and OGA, merged into JPMorgan Chase & Co.  BOIA, the Distributor and OGA are the investment advisor, the distributor and the administrator, respectively, to One Group Mutual Funds.  As a consequence of the merger, on that date, BOIA, OGA and the Distributor became affiliates of both J.P. Morgan Investment Management Inc. (“JPMIM”) and JPMorgan Chase Bank.  JPMIM is the investment adviser to the JPMorgan Funds, and JPMorgan Chase Bank is the administrator, shareholder servicing agent and custodian to the JPMorgan Funds.

As a result of these new affiliations, steps to integrate to the greatest extent possible the operations of One Group Mutual Funds and the JPMorgan Funds have been actively considered over the course of the past several months in order to take advantage of potential operational and administrative efficiencies and to eliminate overlapping or duplicative product offerings. BOIA and JPMIM, however, will continue as separate investment advisory entities for the foreseeable future, and will continue to provide investment advisory services to the One Group Funds and the JPMorgan Funds, respectively.

We also believe JPMorgan Funds and the corresponding One Group Funds have similar and/or compatible investment objectives and policies, as described in detail below.  The Reorganizations will result in combining the assets of the One Group Funds and the JPMorgan Funds (each a “Fund” and, collectively, the “Funds”) and consolidating their operations.

Also see below for a discussion regarding any impact on fees that you will pay.

Q.                                 How will the Reorganizations affect the fees to be paid by the One Group Funds, and how do they compare to the fees payable by the JPMorgan Funds?

A.                                  The Reorganization itself will not affect the contractual fees to be paid by the One Group Funds or the JPMorgan Funds.  However, other components of the integration efforts approved by the Boards of the One Group Funds and the JPMorgan Funds in August 2004 will result in changes to the fees for both the JPMorgan Funds and the One Group Funds, regardless of whether the Reorganizations are approved.

On August 19, 2004, the Board of Trustees of the JPMorgan Funds approved a series of proposals designed to facilitate the integration of the JPMorgan Funds with the One Group Funds into a single fund family in which all of the funds have a common pricing structure.  As a result of this change, investment advisory fees between the two complexes were standardized across the JPMorgan Fund family, a common administration fee schedule was adopted, shareholder servicing fees were standardized by class and a common commission and CDSC schedule was adopted.  In some instances, gross contractual fees increased whereas in others, total gross contractual fees decreased.

The investment advisor, OGA and the Distributor have each contractually agreed to waive fees or reduce its fees or reimburse expenses for at least one year following the Reorganizations in an amount that would ensure that the lowest net expense rate for each class is maintained.

Pro forma and historical fee and expense information is included for your reference in this Proxy Statement/Prospectus.

Q.                                 Will I have to pay any sales load, commission, redemption fee, or other transactional fee in connection with the Reorganizations?

A.                                  No.  The full value of your shares of the One Group Funds will be exchanged for shares of the indicated class of the corresponding JPMorgan Funds without any sales load, commission, redemption fee, or other transactional fee being imposed.  BOIA and JPMIM will bear all of the expenses of both Funds in connection with the Reorganizations, except for brokerage fees and brokerage expenses associated with the Reorganizations.

Q.                                 Will I have to pay any Federal income taxes as a result of a Reorganization?

A.                                  Each transaction is intended to qualify as a tax-free reorganization for Federal income tax purposes.  Assuming the Reorganization qualifies for such treatment, shareholders would not recognize taxable gain or loss as a result of the Reorganization.  As a condition to the closing of each Reorganization, each One Group Fund will receive an opinion of legal counsel to the effect that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes.  You should separately consider any state, local and other tax consequences in consultation with your tax advisor.  Opinions of legal counsel are not binding on the Internal Revenue Service or the courts.

Q.                                 What happens if a Reorganization Agreement is not approved?

A.                                    While you are being asked to consider a Reorganization, shareholders of each of the JPMorgan Funds are simultaneously being asked to consider, among other things, (i) the reorganization and redomiciliation of JPMorgan Funds as a series of JPMorgan Trust I, a newly-created Delaware statutory trust, and (ii) changes to the fundamental investment restrictions of some of the JPMorgan Funds.  If shareholders of JPMorgan Funds approve the reorganization and redomiciliation, and shareholders of each of One Group Funds approve a respective Reorganization, immediately following the closing of the Reorganization, the JPMorgan Funds will be reorganized and redomiciled as series of JPMorgan Trust I.  Thus, if shareholders in your fund approve these series of transactions, you will become a shareholder of a series of JPMorgan Trust I following a Reorganization.  If, on the other hand, shareholders of each of One Group Funds approve a Reorganization, but shareholders of JPMorgan Funds do not approve the reorganization and redomiciliation following the Reorganization the JPMorgan Funds will remain series of J.P. Morgan Institutional Funds, J.P. Morgan Mutual Fund Select Trust, J.P. Morgan Mutual Fund Select Group and J.P. Morgan Series Trust (“JPMorgan Trusts”), as applicable, each of which is a Massachusetts business trust, and you will be a shareholder of a series of that trust and not of JPMorgan Trust I.  The reorganization and redomiciliation is described further below.

While the One Group Funds and the JPMorgan Funds currently have substantially similar fundamental investment restrictions and policies, to the extent shareholders of the JPMorgan Funds approve changes to the fundamental investment restrictions of those funds, the fundamental investment restrictions of the One Group Funds may vary from the fundamental investment restrictions of the JPMorgan Funds.  The proposed changes in the JPMorgan Funds’ fundamental investment policies and/or restrictions are intended to simplify, streamline and standardize certain of the fundamental investment policies and/or restrictions of the funds, that are required by the Investment Company Act of 1940, as amended (“1940 Act”), and/or eliminate certain policies that are not required by the 1940 Act, while at the same time providing added flexibility to respond to future legal, regulatory, market or technical changes.  See “Comparison of Investment Objectives, Strategies and Principal Risks of Investing in the Funds” below for additional information on the proposed changes.  Although the proposed changes to certain investment policies and/or restrictions of the JPMorgan Funds will allow the JPMorgan Funds greater flexibility to respond to future investment opportunities, the Board of the JPMorgan Funds does not anticipate that the changes, either individually or in the aggregate, will result in any material change in the level of investment risk associated with investing in the JPMorgan Funds or the manner in which the JPMorgan Funds are managed.  Shareholders of the JPMorgan Funds will be asked to vote on these proposals at shareholder meetings scheduled to be held January 20, 2005.

If a Reorganization Agreement is not approved by shareholders of an Acquired Fund, then you will remain a shareholder of the current series of your existing investment company.  You will, however, become a shareholder of a newly formed Delaware statutory trust if the separate Plan of Reorganization and Redomiciliation of its Acquired Fund, contained in the separate proxy, is approved.  You will remain a shareholder in your fund as a series of its current trust if neither a Reorganization Agreement nor the Plan of Reorganization is approved.  Regardless of whether either reorganization is approved, the new pricing structure will be adopted.

SUMMARY

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus and the Reorganization Agreement, a copy of which is attached to this Proxy Statement/Prospectus as Appendix A.

PROPOSED REORGANIZATIONS

At a meeting on August 12, 2004 the Board of Trustees of the One Group Funds approved the Reorganization Agreements.  Subject to the approval of the shareholders of One Group Funds, the Reorganization Agreements provide for the transfer of all of the assets and assumption of all of the liabilities of a One Group Fund by a JPMorgan Fund in exchange for shares having an aggregate net asset value equal to the aggregate net asset value of the corresponding JPMorgan Fund opposite its name in the following chart;

One Group Fund	JPMorgan Fund
One Group Diversified Equity Fund	JPMorgan U.S. Equity Fund
One Group Balanced Fund	JPMorgan Diversified Fund
One Group Intermediate Tax-Free Bond Fund	JPMorgan Intermediate Tax Free Income Fund
One Group Diversified International Fund	JPMorgan Fleming International Equity Fund
One Group Health Sciences Fund	JPMorgan Global Healthcare Fund

and the complete liquidation of One Group Funds.

The Reorganizations are scheduled to be effective upon the close of business on February 18, 2005, or on a later date as the parties may agree (“Closing Date”).  As a result of a Reorganization, each shareholder of One Group Funds will become the owner of the number of full and fractional shares of the corresponding JPMorgan Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s One Group Fund shares as of the close of business on the Closing Date.

As applicable, shareholders of Class A shares, Class B shares and Class C shares of One Group Funds will receive Class A, Class B, and Class C shares, respectively, of the corresponding JPMorgan Fund.  Shareholders of Class I (to be renamed Select Class) shares of One Group Funds will receive Select Class shares of the corresponding JPMorgan Fund.  See “INFORMATION ABOUT THE REORGANIZATIONS” below.  For more information about the characteristics of the classes of shares offered by the Funds see “SUMMARY—Comparison of Sales Load, Distribution and Shareholder Servicing Arrangements” below as well as “How to Do Business with the Funds” in Appendix B.

For the reasons set forth below under “INFORMATION ABOUT THE REORGANIZATIONS - Reasons for the Reorganizations and Board Considerations,” the Board of Trustees of One Group Mutual Funds, including all of the Trustees not deemed to be “interested persons” of One Group Funds pursuant to Section 2(a)(19) of the Investment Company Act of 1940, as amended (“1940 Act”) (“Independent Trustees”), has concluded that each Reorganization would be in the best interests each of One Group Funds and that the interests of each of the One Group Fund’s existing shareholders would not be diluted as a result of a Reorganization and, therefore, has submitted the Reorganization Agreements for approval the shareholders of the One Group Funds.  The Board of One Group Mutual Funds recommends that you vote “FOR” the proposed Reorganization Agreement effecting the Reorganization of your One Group Fund.  The Board of

Trustees of JPMorgan Funds has also approved the Reorganizations on behalf of the corresponding JPMorgan Funds.

For each of One Group Funds, approval of the relevant Reorganization Agreement will require, if a quorum is present at the Meeting, the affirmative vote of a majority of the outstanding voting securities of One Group Fund, which is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of One Group Fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of One Group Fund.  See “VOTING INFORMATION” below.

Prior to completion of the Reorganizations, each One Group Fund will have received from Dechert LLP an opinion to the effect that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes.  Accordingly, no gain or loss will be recognized by One Group Funds or their shareholders as a result of any Reorganization, and the aggregate tax basis of JPMorgan Fund shares received by each One Group Fund shareholder will be the same as the aggregate tax basis of the shareholder’s One Group Fund shares.  At any time prior to the consummation of a Reorganization, a shareholder may redeem shares, likely resulting in a recognition of gain or loss to such shareholder for Federal income tax purposes. For more information about the Federal income tax consequences of the Reorganizations see “INFORMATION ABOUT THE REORGANIZATIONS—Federal Income Tax Consequences” below.

EFFECT OF PROPOSED REORGANIZATIONS AND REDOMICILIATION OF JPMORGAN FUNDS

At a meeting on August 19, 2004, the Board of Trustees of JPMorgan Funds approved a Plan of Reorganization and Redomiciliation Agreement (the “JPMorgan Redomiciliation Agreement”).  If shareholders of JPMorgan Funds approve the JPMorgan Redomiciliation Agreement, all of the assets of JPMorgan Funds will be exchanged for a number of shares of a corresponding series of JPMorgan Trust I, a newly-created Delaware statutory trust, representing the same aggregate net asset value.  If shareholders approve the JPMorgan Redomiciliation Agreement, it is expected that the transfer would occur on or about February 18, 2005, immediately following the Reorganizations.

If shareholders of One Group Funds approve the Reorganization Agreements, and the shareholders of the corresponding JPMorgan Funds approve a JPMorgan Redomiciliation Agreement, shareholders of One Group Funds will become shareholders of a series of JPMorgan Trust I on or about February 18, 2005.  On the other hand, if shareholders of a One Group Fund approve a Reorganization Agreement, but the shareholders of the corresponding JPMorgan Fund do not approve the reorganization and redomiciliation, shareholders of the One Group Fund will become shareholders of the JPMorgan Fund upon the closing of the Reorganization and the JPMorgan Fund will remain a series of the applicable JPMorgan Trust.  The proposed redomiciliation is intended to be a Federal income tax-free event.  Unless otherwise specifically noted, the series of JPMorgan Trust I into which the JPMorgan Funds will redomicile will be substantially similar to the JPMorgan Funds.

The JPMorgan Trust I is a Delaware statutory trust, whereas the investment companies of which the JPMorgan Funds are series and One Group Mutual Funds are each Massachusetts business trusts.  If the JPMorgan Redomiciliation Agreement is approved, you will become a shareholder of a series of JPMorgan Trust I.  Certain differences and similarities among the trusts discussed in this Proxy Statement/Prospectus are highlighted in Appendix G.

COMPARISON OF INVESTMENT OBJECTIVES AND PRIMARY INVESTMENT STRATEGIES

This section will help you compare the investment objectives and strategies of One Group Funds and JPMorgan Funds.  Please be aware this is only a brief discussion.  A chart providing a side-by-side comparison of the Funds and their investment objectives and primary investment strategies can be found in Appendix C.  Some of the investment policies of each Fund are “fundamental investment policies” and others are “non-fundamental investment policies.”  Fundamental investment policies may only be changed by a vote of a Fund’s shareholders, while a board of trustees generally has the ability to change non-fundamental policies without a shareholder vote.  More information about each Fund’s investment policies can be found in each Fund’s prospectus.

One Group Diversified Equity Fund and JPMorgan U.S. Equity Fund

Investment Objectives of Each Fund

The investment objective of each Fund is compatible.

The investment objective of One Group Diversified Equity Fund is to provide long-term capital growth and growth of income with a secondary objective of providing a moderate level of current income. The investment objective of JPMorgan U.S. Equity Fund is to provide high total return from a portfolio of selected equity securities.  The investment objective of JPMorgan U.S. Equity Fund may be changed without shareholder approval.

Primary Investment Strategies of Each Fund

The primary investment strategies of each Fund are similar.

JPMorgan U.S. Equity Fund pursues its investment objective by investing at least 80% of the value of its net assets in equity securities of U.S. companies.  One Group Diversified Equity Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities, mainly common stocks of companies that have potential for continued earnings growth with strong fundamentals and a reasonable value.  The JPMorgan U.S. Equity Fund may invest any portion of its assets that is not invested in equity securities in high-quality money market instruments and repurchase agreements.  Up to 20% of One Group Diversified Equity Fund’s assets may be invested in U.S. government securities, other investment-grade fixed-income securities, and cash and cash equivalents.

Both Funds may also invest in derivatives, as well as mortgage-related securities issued by governmental entities and private issuers.

One Group Balanced Fund and JPMorgan Diversified Fund

Investment Objectives of Each Fund

The investment objective of each Fund is similar.

The investment objective of One Group Balanced Fund is to provide total return while preserving capital. The investment objective of JPMorgan Diversified Fund is to provide a high total return from a diversified portfolio of stocks and bonds.  The investment objective of JPMorgan Diversified Fund may be changed without shareholder approval.

Primary Investment Strategies of Each Fund

The primary investment strategies of each Fund are similar.

Both Funds invest in a diversified portfolio of U.S. and foreign equity securities, fixed income securities and money market instruments.  Other common investment strategies include investments in mortgage-related securities, derivatives and ETFs.

The Funds differ primarily in that JPMorgan Diversified Fund maintains stricter guidelines on its asset allocation. JPMorgan Diversified Fund may allocate approximately 52% of its assets to medium- and large-cap U.S. equity securities and approximately 10% to foreign equity securities.  One Group Balanced Fund may allocate approximately 40% to 75% of its total assets in all types of “growth” and “value” equity securities (including securities issued by small-, medium- and large-cap companies) and up to 25% of its net assets in foreign securities.  With regard to One Group Balanced Fund, from 25% to 60% of its total assets may be invested in mid- to long- term fixed income securities.  At least 75% of JPMorgan Diversified Fund’s bonds must be rated investment grade, including at least 65% rated A or better while 25% of its bonds may be junk bonds.

One Group Intermediate Tax-Free Bond Fund and JPMorgan Intermediate Tax Free Income Fund

Investment Objectives of Each Fund

The investment objective of each Fund is similar.

The investment objective of One Group Intermediate Tax-Free Bond Fund is to seek current income exempt from federal income taxes consistent with prudent investment management and the preservation of capital. The investment objective of JPMorgan Intermediate Tax Free Income Fund is to seek to provide monthly dividends, which are excluded from gross income, and to protect the value of its shareholders’ investment by investing primarily in municipal obligations.  The investment objective of JPMorgan Intermediate Tax Free Income Fund may be changed without shareholder approval.

Primary Investment Strategies of Each Fund

The primary investment strategies of each Fund are similar.  Both Funds invest in municipal bonds the income from which is exempt from federal income tax.  Both Funds also maintain an average weighted maturity of between three and ten years.

The primary difference between the Funds is that JPMorgan Intermediate Tax Free Income Fund is non-diversified.  This means that the Fund may invest a greater percentage of its assets in a smaller number of issuers and, as a result, the value of the Fund’s shares may be more sensitive to the economic results of a smaller number of companies.  Both Funds invest at least 80% of the value of their net assets in municipal obligations whose interest payments are excluded from gross income for federal income tax purposes. Both Funds could invest up to 20% of their net assets in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals.  The average dollar weighted maturity of both Funds’ portfolio is between three and ten years. The Funds may also invest in derivatives.

One Group Diversified International Fund and JPMorgan Fleming International Equity Fund

Investment Objectives of Each Fund

The investment objective of each Fund is similar.

The investment objective of One Group Diversified International Fund is to provide long-term capital growth by investing primarily in equity securities of foreign issuers. The investment objective of JPMorgan Fleming International Equity Fund seeks total return from long-term capital growth and income.  Total return consists of capital growth and current income.  The investment objective of the JPMorgan Fleming International Equity Fund may be changed without shareholder approval.

Primary Investment Strategies of Each Fund

The principal investment strategies of each Fund are similar.  Both Funds invest primarily in foreign equity securities, with the goal of providing long-term capital appreciation.  Other common investment strategies include investments in U.S. government securities, other investment grade fixed income securities, cash and cash equivalents.

The primary difference between the Funds is that JPMorgan Fleming International Equity Fund is non-diversified as defined under the 1940 Act.  This means that the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than can One Group Diversified International Fund, which is a diversified fund as defined under the 1940 Act.

One Group Health Sciences Fund and JPMorgan Global Healthcare Fund

Investment Objectives of Each Fund

The investment objectives of the Funds are compatible.

The investment objective of One Group Health Sciences Fund is to provide long-term capital appreciation.  The investment objective of JPMorgan Global Healthcare Fund is to provide high total return from a worldwide portfolio of equity securities in the healthcare sector.  Both Funds invest primarily in securities of companies in the biotechnology, health care and medical industries.  The investment objective of JPMorgan Global Healthcare Fund may be changed without shareholder approval.

Primary Investment Strategies of Each Fund

The principal investment strategies of each Fund are similar.

Both Funds mainly invest in equity securities of companies engaged in the research, development, production or distribution of products and services related to biotechnology, health care or medicine.  JPMorgan Global Healthcare Fund invests primarily in four subsectors:  pharmaceuticals, medical technology and healthcare services.  One Group Health Sciences Fund mainly invests in securities of biotechnology companies, pharmaceutical companies, and companies engaged in medical, diagnostic, or other related research and development.  Equity securities in which both Funds may invest include common stocks, preferred stocks, convertible securities, warrants to buy common stocks and securities of foreign issuers.  Both Funds may invest in companies of any size; however, One Group Health Sciences Fund will typically invest in large-and mid-capitalization companies.

Both Funds are non-diversified as defined in the 1940 Act and, therefore, each Fund can invest more of its assets in securities of a single issuer or group of issuers.

The primary difference between the funds is that the JPMorgan Global Healthcare Fund may invest in foreign companies.

COMPARISON OF FEES AND EXPENSES

As noted earlier, the Reorganizations are but one part of a series of initiatives recommended by BOIA and JPMIM and approved by the Boards of the One Group Funds and the JPMorgan Funds.  These initiatives are designed to: (1) integrate the operations of the two fund complexes; (2) streamline the operations and product offerings of the two fund complexes; and (3) take advantage of potential economies of scale that may result.  The integration of the two fund complexes will include, among other things, adopting a common fee structure, eliminating overlapping or duplicative funds, redomiciling to a single jurisdiction and adopting a single form of declaration of trust, electing a single board of trustees and senior officers, proposing certain changes to fundamental investment restrictions and policies of some of the funds, engaging a common set of service providers, and conforming redemption fee policies.  With the exception of the administration fee, the components of the common fee structure are set forth separately in the Annual Fund Operating Expense tables below.

These initiatives are being implemented in a series of steps, the majority of which are expected to be effective February 19, 2005.  Collectively, these initiatives may result in potential economies of scale.  Further, JPMIM, OGA, and the Distributor have contractually agreed to waive fees or reduce fees or reimburse expenses for at least one year from the date of the Reorganization in an amount that would result in a Total Net Annual Operating Expense level for each class of each fund that is at least as low as the Total Net Annual Operating Expense level currently in effect, if not lower, for each Fund described in this Proxy Statement/Prospectus, regardless of whether the Reorganization is approved.

Because the various integration initiatives, including the common fee structure, will be implemented effective February 19, 2005 regardless of whether the Reorganization is approved by shareholders, the following tables (1) compare the estimated fees and expenses of each class of each Fund, as of February 19th, giving effect to the implementation of all the integration initiatives, including the common fee structure, except the Reorganization, and (2) show the estimated fees and expenses for each class of the combined fund, on a pro forma basis, as if each Reorganization occurred on February 19, 2005.

The last footnote to each fee table presents each Fund’s current operating expenses.  In the context of the Reorganizations, this information is provided merely as a convenience to shareholders so that they may have a basis to compare a Fund’s estimated operating expenses (as of February 19, 2005) with the Fund’s current operating expenses.  Shareholders should understand, however, that any such comparison is limited by the fact that the presentation of current operating expenses in this Proxy Statement/Prospectus does not include all disclosures relating to the waivers and/or expense reimbursements.  That information can be found in each Fund’s current prospectus.

One Group Diversified Equity Fund and JPMorgan U.S. Equity Fund

The Annual Fund Operating Expenses tables and Example tables shown below are both based on fees and expenses in effect for the period commencing February 19, 2005.

	One Group Diversified Equity Fund		JPMorgan U.S. Equity Fund		Combined Pro Forma
	(Class A)*		(Class A)		(Class A)
Class A Shares
SHAREHOLDER FEES (fees paid directly from your investment) (1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25	%(2)	5.25	%(2)	5.25	%(2)
Maximum Deferred Sales Charge (Load) (as a percentage of original offering price or redemption proceeds, as applicable)	None	(3)	None	(3)	None	(3)
Redemption Fee	None		None		None
Exchange Fee	None		None		None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)+
Investment Advisory Fees	0.40%		0.40%		0.40%
Distribution (12b-1) Fees	0.25%		0.25%		0.25%
Shareholder Service Fees	0.25%		0.25%		0.25%
Other Expenses	0.14%		0.59%		0.17%
Total Annual Fund Operating Expenses	1.04%		1.49%		1.07%
Fee Waiver and/or Expense Reimbursement	(0.00)%		(0.44	)%(4)	(0.02	)%(4)
Net Expenses	1.04%		1.05%		1.05%

*                                       The net management fee for One Group Diversified Equity Fund has been reduced, in part, as a result of committments made by BOIA in connection with a settlement agreement with the New York Attorney General.  For more information see “Legal Proceedings and Additional Fee and Expense Information” in Appendix F.

(1)                                If you buy or sell shares through a financial intermediary, you may be charged separate transaction fees by the financial intermediary.  In addition, an annual $10.00 sub-minimum account fee may be applicable.

(2)                                The offering price is the net asset value of the shares purchased plus any sales charge.  You may be able to reduce or eliminate your initial sales charge.

(3)                                Except for purchases of $1 million or more.  Please see the “Sales Charges” section in Appendix B (“How to Do Business with the Funds”).

(4)                                JPMIM, OGA, and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund expenses to 1.05% (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees deferred compensation plan) for Class A shares from February 19, 2005 through April 30, 2006.

+                                       Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005.  Shown below are current annual fund operating expenses

CURRENT ANNUAL FUND OPERATING EXPENSES	One Group Diversified Equity Fund	JPMorgan U.S. Equity Fund
	(Class A)	(Class A)
Investment Advisory Fees	0.74%	0.40%
Distribution (12b-1) Fees	0.35%	0.25%
Shareholder Service Fees	N/A	0.25%
Other Expenses	0.20%	0.64%
Total Annual Fund Operating Expenses	1.29%	1.54%
Fee Waiver and/or Expense Reimbursement	(0.10)%	(0.49)%
Net Expenses	1.19%	1.05%

	One Group Diversified Equity Fund	JPMorgan U.S. Equity Fund		Combined Fund Pro Forma
	(Class B)*	(Class B)		(Class B)
Class B Shares
SHAREHOLDER FEES (fees paid directly from your investment) (1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original offering price or redemption proceeds, as applicable)	5.00%	5.00%		5.00%
Redemption Fee	None	None		None
Exchange Fee	None	None		None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)+
Investment Advisory Fees	0.40%	0.40%		0.40%
Distribution (12b-1) Fees	0.75%	0.75%		0.75%
Shareholder Service Fees	0.25%	0.25%		0.25%
Other Expenses	0.14%	0.59%		0.17%
Total Annual Fund Operating Expenses	1.54%	1.99%		1.57%
Fee Waiver and/or Expense Reimbursement	(0.00)%	(0.24	)%(2)	(0.00)%
Net Expenses	1.54%	1.75%		1.57%

*                                       The net management fee for One Group Diversified Equity Fund has been reduced, in part, as a result of committments made by BOIA in connection with a settlement agreement with the New York Attorney General.  For more information see “Legal Proceedings and Additional Fee and Expense Information” in Appendix F.

(1)                                If you buy or sell shares through a financial intermediary, you may be charged separate transaction fees by the financial intermediary.  In addition, an annual $10.00 sub-minimum account fee may be applicable.

(2)                                JPMIM, OGA and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund expenses to 1.75% (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees’ deferred compensation plan) for Class B shares from February 19, 2005 through April 30, 2006.

+                                         Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005.  Shown below are current annual operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	One Group Diversified Equity Fund	JPMorgan U.S. Equity Fund
	(Class B)	(Class B)
Investment Advisory Fees	0.74%	0.40%
Distribution [and/or Service] (12b-1) Fees	1.00%	0.75%
Shareholder Service Fees	N/A	0.25%
Other Expenses	0.20%	0.64%
Total Annual Fund Operating Expenses	1.94%	2.04%
Fee Waiver and/or Expense Reimbursement	(0.00)%	(0.29)%
Net Expenses	1.94%	1.75%

	One Group Diversified Equity Fund	JPMorgan U.S. Equity Fund		Combined Fund Pro Forma
	(Class C)*	(Class C)		(Class C)
Class C Shares
SHAREHOLDER FEES (fees paid directly from your investment) (1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original offering price or redemption proceeds, as applicable)	1.00%	1.00%		1.00%
Redemption Fee	None	None		None
Exchange Fee	None	None		None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)+
Investment Advisory Fees	0.40%	0.40%		0.40%
Distribution (12b-1) Fees	0.75%	0.75%		0.75%
Shareholder Service Fees	0.25%	0.25%		0.25%
Other Expenses	0.14%	0.59%		0.17%
Total Annual Fund Operating Expenses	1.54%	1.99%		1.57%
Fee Waiver and/or Expense Reimbursement	(0.00)%	(0.24	)%(2)	(0.00)%
Net Expenses	1.54%	1.75%		1.57%

*                                       The net management fee for One Group Diversified Equity Fund has been reduced, in part, as a result of committments made by BOIA in connection with a settlement agreement with the New York Attorney General.  For more information see “Legal Proceedings and Additional Fee and Expense Information” in Appendix F.

(1)                                  If you buy or sell shares through a financial intermediary, you may be charged separate transaction fees by the financial intermediary.  In addition, an annual $10.00 sub-minimum account fee may be applicable.

(2)                                  JPMIM, OGA and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund expenses to 1.75% (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees’ deferred compensation plan) for Class C shares from February 19, 2005 through April 30, 2006.

+                                         Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005.  Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	One Group Diversified Equity Fund	JPMorgan U.S. Equity Fund
	(Class C)	(Class C)
Investment Advisory Fees	0.74%	0.40%
Distribution [and/or Service] (12b-1) Fees	1.00%	0.75%
Shareholder Service Fees	N/A	0.25%
Other Expenses	0.20%	0.64%
Total Annual Fund Operating Expenses	1.94%	2.04%
Fee Waiver and/or Expense Reimbursement	(0.00)%	(0.29)%
Net Expenses	1.94%	1.75%

	One Group Diversified Equity Fund	JPMorgan U.S. Equity Fund		Combined Fund Pro Forma
	(Class I)+*	(Select Class)		(Select Class)

Class I/Select Class Shares
SHAREHOLDER FEES (fees paid directly from your investment) (1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original offering price or redemption proceeds, as applicable)	None	None		None
Redemption Fee	None	None		None
Exchange Fee	None	None		None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)++
Investment Advisory Fees	0.40%	0.40%		0.40%
Distribution (12b-1) Fees	None	None		None
Shareholder Service Fees	0.25%	0.25%		0.25%
Other Expenses(3)	0.14%	0.22%		0.17%
Total Annual Fund Operating Expenses	0.79%	0.87%		0.82%
Fee Waiver and/or Expense Reimbursement	(0.00)%	(0.08	)%(2)	(0.03	)%(2)
Net Expenses	0.79%	0.79%		0.79%

*                                       The net management fee for One Group Diversified Equity Fund has been reduced, in part, as a result of committments made by BOIA in connection with a settlement agreement with the New York Attorney General.  For more information see “Legal Proceedings and Additional Fee and Expense Information” in Appendix F.

+                                       Class I shares will be renamed Select Class shares.

(1)                                If you buy or sell shares through a financial intermediary, you may be charged separate transaction fees by the financial intermediary.  In addition, an annual $10.00 sub-minimum account fee may be applicable.

(2)                                JPMIM, OGA and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees’ deferred compensation plan) to 0.79% for Select Class shares from February 19, 2005 through April 30, 2006.

++                                Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005.  Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	One Group Diversified Equity Fund	JPMorgan U.S. Equity Fund
	(Class I)	(Select Class)
Investment Advisory Fees	0.74%	0.40%
Distribution (12b-1) Fees	None	None
Shareholder Service Fees	None	0.25%
Other Expenses	0.20%	0.27%
Total Annual Fund Operating Expenses	0.94%	0.92%
Fee Waiver and/or Expense Reimbursement	(0.00)%	(0.13)%
Net Expenses	0.94%	0.79%

Example

The following Example is intended to help you compare the cost of investing in One Group Diversified Equity Fund, JPMorgan U.S. Equity Fund and the Combined Fund.

The Example assumes that you invest $10,000 in each Fund and in the Combined Fund after the Reorganization for the time periods indicated and reflects what you would pay if you redeem all of your shares at the end of each of the time periods shown.

The Example also assumes:

•                                          5% return each year,

•                                          net expenses through the expiration of each Fund’s and the Combined Fund’s contractual caps, respectively, and total annual operating expense thereafter, and

•                                          all dividends and distributions are reinvested.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares(1)

	1 year	3 years	5 years	10 years
One Group Diversified Equity Fund	$625	$839	$1,069	$1,730
JPMorgan U.S. Equity Fund(2)	$626	$923	$1,249	$2,169
Pro Forma: Combined Fund(2)	$626	$845	$1,082	$1,760

(1)                                  Assumes sales charge is deducted when shares are purchased

(2)                                  After fee waivers and/or expense reimbursements.

Class B Shares Assuming You Sold Your Shares at the End of the Period(1)

	1 year	3 years	5 years	10 years
One Group Diversified Equity Fund	$657	$786	$1,040	$1,700	(2)
JPMorgan U.S. Equity Fund(3)	$678	$897	$1,247	$2,165	(2)
Pro Forma: Combined Fund	$660	$796	$1,055	$1,734	(2)

(1)                                  Assumes applicable deferred sales charge is deducted when shares are sold.

(2)                                  Class B Shares automatically convert to Class A Shares after eight (8) years.  Therefore the amount in the “10 Years” example for Class B Shares represents a combination of Class A and Class B operating expenses.

(3)                                  After fee waivers and/or reimbursements.

Class B Shares Assuming You Stayed in the Fund

	1 year	3 years	5 years	10 years
One Group Diversified Equity Fund	$157	$486	$840	$1,700	(1)
JPMorgan U.S. Equity Fund(2)	$178	$597	$1,047	$2,165	(1)
Pro Forma: Combined Fund	$160	$496	$855	$1,734	(1)

(1)                                  Class B Shares automatically convert to Class A Shares after eight (8) years.  Therefore the amount in the “10 Years” example for Class B Shares represents a combination of Class A and Class B operating expenses.

(2)                                  After fee waivers and/or reimbursements.

Class C Shares Assuming You Sold Your Shares at the End of the Period(1)

	1 year	3 years	5 years	10 years
One Group Diversified Equity Fund	$257	$486	$840	$1,835
JPMorgan U.S. Equity Fund(2)	$278	$597	$1,047	$2,294
Pro Forma: Combined Fund	$260	$496	$855	$1,868

(1)                                  Assumes applicable deferred sales charge is deducted when shares are sold.

(2)                                  After fee waivers and/or reimbursements.

Class C Shares Assuming You Stayed in the Fund

	1 year	3 years	5 years	10 years
One Group Diversified Equity Fund	$157	$486	$840	$1,835
JPMorgan U.S. Equity Fund	$178	$597	$1,047	$2,294
Pro Forma: Combined Fund	$160	$496	$855	$1,868

Class I Shares/Select Class Shares

	1 year		3 years	5 years	10 years
One Group Diversified Equity Fund	$81		$252	$439	$978
JPMorgan U.S. Equity Fund(1)	$81	(1)	$268	$473	$1,064
Pro Forma: Combined Fund(1)	$81	(1)	$258	$452	$1,010

(1)                                  After fee waivers and/or reimbursements.

One Group Balanced Fund and JPMorgan Diversified Fund

The Annual Fund Operating Expenses tables and Example tables shown below are both based on fees and expenses in effect for the period commencing February 19, 2005.

	One Group Balanced Fund		JPMorgan Diversified Fund		Combined Fund Pro Forma
	(Class A)		(Class A)		(Class A)
Class A Shares
SHAREHOLDER FEES (fees paid directly from your investment) (1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25	%(2)	5.25	%(2)	5.25	%(2)
Maximum Deferred Sales Charge (Load) (as a percentage of original offering price or redemption proceeds, as applicable)	None	(3)	None	(3)	None	(3)
Redemption Fee	None		None		None
Exchange Fee	None		None		None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)+
Investment Advisory Fees	0.55%		0.55%		0.55%
Distribution (12b-1) Fees	0.25%		0.25%		0.25%
Shareholder Service Fees	0.25%		0.25%		0.25%
Other Expenses	0.33%		0.60%		0.24%
Total Annual Fund Operating Expenses	1.38%		1.65%		1.29%
Fee Waiver and/or Expense Reimbursement	(0.24	)%(4)	(0.40	)%(5)	(0.15	)%(6)
Net Expenses	1.14%		1.25%		1.14%

(1)                                  If you buy or sell shares through a financial intermediary, you may be charged separate transaction fees by the financial intermediary.  In addition, an annual $10.00 sub-minimum account fee may be applicable.

(2)                                  The offering price is the net asset value of the shares purchased plus any sales charge.  You may be able to reduce or eliminate your initial sales charge.

(3)                                  Except for purchases of $1 million or more.  Please see the “Sales Charges” section in Appendix B (“How to Do Business with the Funds”)

(4)                                  BOIA, OGA, and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund expenses to 1.14% (exclusive of interest, taxes and extraordinary expenses) for Class A shares from February 19, 2005 through October 31, 2006.

(5)                                  JPMIM, OGA, and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund expenses to 1.25% (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees’ deferred compensation plan) for Class A shares from February 19, 2005 through April 30, 2006.

(6)                                  JPMIM, OGA, and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund expenses to 1.14% (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees’ deferred compensation plan) for Class A shares from February 19, 2005 through April 30, 2006.

+                                         Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005.  Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	One Group Balanced Fund	JPMorgan Diversified Fund
	(Class A)	(Class A)
Investment Advisory Fees	0.65%	0.55%
Distribution (12b-1) Fees	0.35%	0.25%
Shareholder Service Fees	N/A	0.25%
Other Expenses	0.39%	0.65%
Total Annual Fund Operating Expenses	1.39%	1.70%
Fee Waiver and/or Expense Reimbursement	(0.25)%	(0.45)%
Net Expenses	1.14%	1.25%

	One Group Balanced Fund	JPMorgan Diversified Fund		Combined Fund Pro Forma
	(Class B)	(Class B)		(Class B)
Class B Shares
SHAREHOLDER FEES (fees paid directly from your investment) (1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original offering price or redemption proceeds, as applicable)	5.00%	5.00%		5.00%
Redemption Fee	None	None		None
Exchange Fee	None	None		None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)+
Investment Advisory Fees	0.55%	0.55%		0.55%
Distribution (12b-1) Fees	0.75%	0.75%		0.75%
Shareholder Service Fees	0.25%	0.25%		0.25%
Other Expenses	0.33%	0.60%		0.24%
Total Annual Fund Operating Expenses	1.88%	2.15%		1.79%
Fee Waiver and/or Expense Reimbursement	(0.00)	(0.22	)%(2)	(0.14	)%(3)
Net Expenses	1.88%	1.93%		1.65%

(1)                                  If you buy or sell shares through a financial intermediary, you may be charged separate transaction fees by the financial intermediary.  In addition, an annual $10.00 sub-minimum account fee may be applicable.

(2)                                  JPMIM, OGA and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund expenses to 1.93% (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees’ deferred compensation plan) for Class B shares from February 19, 2005 through April 30, 2006.

(3)                                  JPMIM, OGA and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund expenses to 1.65% (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees’ deferred compensation plan) for Class B shares from February 19, 2005 through April 30, 2006.

+                                       Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005.  Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	One Group Balanced Fund	JPMorgan Diversified Fund
	(Class B)	(Class B)
Investment Advisory Fees	0.65%	0.55%
Distribution (12b-1) Fees	1.00%	0.75%
Shareholder Service Fees	N/A	0.25%
Other Expenses	0.39%	0.65%
Total Annual Fund Operating Expenses	2.04%	2.20%
Fee Waiver and/or Expense Reimbursement	(0.15)%	(0.27)%
Net Expenses	1.89%	1.93%

	One Group Balanced Fund	JPMorgan Diversified Fund		Combined Fund Pro Forma
	(Class C)	(Class C)		(Class C)
Class C Shares
SHAREHOLDER FEES (fees paid directly from your investment) (1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original offering price or redemption proceeds, as applicable)	1.00%	1.00%		1.00%
Redemption Fee	None	None		None
Exchange Fee	None	None		None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)+
Investment Advisory Fees	0.55%	0.55%		0.55%
Distribution (12b-1) Fees	0.75%	0.75%		0.75%
Shareholder Service Fees	0.25%	0.25%		0.25%
Other Expenses	0.33%	0.60%		0.24%
Total Annual Fund Operating Expenses	1.88%	2.15%		1.79%
Fee Waiver and/or Expense Reimbursement	(0.00)%	(0.22	)%(2)	(0.14	)%(3)
Net Expenses	1.88%	1.93%		1.65%

(1)                                  If you buy or sell shares through a financial intermediary, you may be charged separate transaction fees by the financial intermediary.  In addition, an annual $10.00 sub-minimum account fee may be applicable.

(2)                                  JPMIM, OGA and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees’ deferred compensation plan) to 1.93% for Class C shares from February 19, 2005 through April 30, 2006.

(3)                                  JPMIM, OGA and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund expenses to 1.65% (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees’ deferred compensation plan) for Class C shares from February 19, 2005 through April 30, 2006.

+                                       Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005.  Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	One Group Balanced Fund	JPMorgan Diversified Fund
	(Class C)	(Class C)
Investment Advisory Fees	0.65%	0.55%
Distribution (12b-1) Fees	1.00%	0.75%
Shareholder Service Fees	N/A	0.25%
Other Expenses	0.39%	0.65%
Total Annual Fund Operating Expenses	2.04%	2.20%
Fee Waiver and/or Expense Reimbursement	(0.15)%	(0.27)%
Net Expenses	1.89%	1.93%

	One Group Balanced Fund		JPMorgan Diversified Fund		Combined Fund Pro Forma
	(Class I)+		(Select Class)		(Select Class)
Class I Shares/Select Class Shares
SHAREHOLDER FEES (fees paid directly from your investment) (1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original offering price or redemption proceeds, as applicable)	1.00%		1.00%		1.00%
Redemption Fee	None		None		None
Exchange Fee	None		None		None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)+ +
Investment Advisory Fees	0.55%		0.55%		0.55%
Distribution (12b-1) Fees	None		None		None
Shareholder Service Fees	0.25%		0.25%		0.25%
Other Expenses	0.33%		0.24%		0.24%
Total Annual Fund Operating Expenses	1.13%		1.04%		1.04%
Fee Waiver and/or Expense Reimbursement	(0.24	)%(2)	(0.13	)%(3)	(0.15	)%(4)
Net Expenses	0.89%		0.91%		0.89%

+                                         Class I Shares will be renamed Select Class shares

(1)                                  If you buy or sell shares through a financial intermediary, you may be charged separate transaction fees by the financial intermediary.  In addition, an annual $10.00 sub-minimum account fee may be applicable.

(2)                                  BOIA, OGA and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund expenses to limit total annual fund expenses to 0.89% (exclusive of interest, taxes and extraordinary expenses) for Class I (to be renamed Select Class) shares from February 19, 2005 through October 31, 2006.

(3)                                  JPMIM, OGA and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund expenses to 0.91% (exclusive of taxes, extraordinary expenses, and expenses related to the JPMorgan Funds Board of Trustees’ deferred compensation plan) for Select Class shares from February 19, 2005 through April 30, 2006.

(4)                                  JPMIM, OGA and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund expenses to 0.89% (exclusive of interest, taxes, extraordinary expenses, and expenses related to the JPMorgan Funds Board of Trustees’ deferred compensation plan) for Select Class shares from February 19, 2005 through April 30, 2006.

++                                Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005.  Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	One Group Balanced Fund	JPMorgan Diversified Fund
	(Class I)	(Select Class)
Investment Advisory Fees	0.65%	0.55%
Distribution (12b-1) Fees	N/A	None
Shareholder Service Fees	N/A	0.25%
Other Expenses	0.39%	0.29%
Total Annual Fund Operating Expenses	1.04%	1.09%
Fee Waiver and/or Expense Reimbursement	(0.15)%	(0.11)%
Net Expenses	0.89%	0.98%

Example

The Example is intended to help you compare the cost of investing in One Group Balanced Fund, JPMorgan Diversified Fund and the combined fund.

The Example assumes that you invest $10,000 in each Fund and in the combined fund after the Reorganization for the time periods indicated and reflects what you would pay if you redeem all of your shares at the end of each of the time periods shown.

The Example also assumes:

•                                          5% return each year,

•                                          net expenses through the expiration of each Fund’s and the Combined Fund’s contractual caps, respectively, and total annual operating expense thereafter, and

•                                          all dividends and distributions are reinvested.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares(1)

	1 year	3 years	5 years	10 years
One Group Balanced Fund(2)	$635	$901	$1,204	$2,062
JPMorgan Diversified Fund(2)	$646	$975	$1,333	$2,340
Pro Forma: Combined Fund(2)	$635	$896	$1,180	$1,985

(1)                                  Assumes sales charge is deducted when shares are purchased.

(2)                                  After fee waivers and/or expense reimbursements.

Class B Shares Assuming You Sold Your Shares at the End of the Period(1)

	1 year	3 years	5 years	10 years
One Group Balanced Fund	$691	$891	$1,216	$2,071	(3)
JPMorgan Diversified Fund(2)	$696	$948	$1,331	$2,336	(3)
Pro Forma: Combined Fund(2)	$668	$847	$1,154	$1,961	(3)

(1)                                  Assumes applicable deferred sales charge is deducted when shares are sold.

(2)                                  After fee waivers and/or expense reimbursements.

(3)                                  Class B Shares automatically convert to Class A Shares after eight (8) years.  Therefore the amount in the “10 Years” example for Class B Shares represents a combination of Class A and Class B operating expenses.

Class B Shares Assuming You Stayed in the Fund

	1 year	3 years	5 years	10 years
One Group Balanced Fund	$191	$591	$1,016	$2,071	(2)
JPMorgan Diversified Fund(1)	$196	$648	$1,131	$2,336	(2)
Pro Forma: Combined Fund(1)	$168	$547	$954	$1,961	(2)

(1)                                  After fee waivers and/or expense reimbursements.

(2)                                  Class B Shares automatically convert to Class A Shares after eight (8) years.  Therefore the amount in the “10 Years” example for Class B Shares represents a combination of Class A and Class B operating expenses.

Class C Shares Assuming You Sold Your Shares at the End of the Period(1)

	1 year	3 years	5 years	10 years
One Group Balanced Fund	$291	$591	$1,016	$2,201
JPMorgan Diversified Fund(2)	$296	$648	$1,131	$2,463
Pro Forma: Combined Fund(2)	$268	$547	$954	$2,092

(1)                                  Assumes applicable deferred sales charge is deducted when shares are sold.

(2)                                  After fee waivers and/or expense reimbursements.

Class C Shares Assuming You Stayed in the Fund

	1 year	3 years	5 years	10 years
One Group Balanced Fund	$191	$591	$1,016	$2,201
JPMorgan Diversified Fund(1)	$196	$648	$1,131	$2,463
Pro Forma: Combined Fund(1)	$168	$547	$954	$2,092

(1)                                  After fees waivers and/or expense reimbursements.

Class I Shares/Select Class Shares

	1 year	3 years	5 years	10 years
One Group Balanced Fund(1)	$91	$319	$583	$1,339
JPMorgan Diversified Fund(1)	$93	$316	$559	$1,257
Pro Forma: Combined Fund(1)	$91	$314	$557	$1,255

(1)                                  After fees waivers and/or expense reimbursements.

One Group Intermediate Tax-Free Bond Fund and JPMorgan Intermediate Tax Free Income Fund

The Annual Fund Operating Expenses tables and Example tables shown below are both based on fees and expenses in effect for the period commencing February 19, 2005.

	One Group Intermediate Tax-Free Bond Fund		JPMorgan Intermediate Tax Free Income Fund		Combined Fund Pro Forma
	(Class A)		(Class A)		(Class A)
Class A Shares
SHAREHOLDER FEES (fees paid directly from your investment) (1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50	%(2)	4.50	%(2)	4.50	%(2)
Maximum Deferred Sales Charge (Load) (as a percentage of original offering price or redemption proceeds, as applicable)	None	(3)	None	(3)	None	(3)
Redemption Fee	None		None		None
Exchange Fee	None		None		None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)+
Investment Advisory Fees	0.30%		0.30%		0.30%
Distribution (12b-1) Fees	0.25%		0.25%		0.25%
Shareholder Service Fees	0.25%		0.25%		0.25%
Other Expenses	0.13%		0.23%		0.13%
Total Annual Fund Operating Expenses	0.93%		1.03%		0.93%
Fee Waiver and/or Expense Reimbursement	(0.09	)%(4)	(0.28	)%(5)	(0.18	)%(5)
Net Expenses	0.84%		0.75%		0.75%

(1)                                  If you buy or sell shares through a financial intermediary, you may be charged separate transaction fees by the financial intermediary.  In addition, an annual $10.00 sub-minimum account fee may be applicable.

(2)                                  The offering price is the net asset value of the shares purchased plus any sales charge.  You may be able to reduce or eliminate your initial sales charge.

(3)                                  Except for purchases of $1 million or more.  Please see the “Sales Charges” section in Appendix B (“How to Do Business with the Funds”).

(4)                                  BOIA, OGA, and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund expenses (exclusive of interest, taxes, and extraordinary expenses) to 0.84% for Class A shares from February 19, 2005 through October 31, 2006.

(5)                                  JPMIM, OGA, and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses, and expenses related to the JPMorgan Board of Trustees’ deferred compensation plan) to 0.75% for Class A shares from February 19, 2005 through December 31, 2006.

+                                         Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005.  Shown below are current annual fund operating expenses.

	One Group Intermediate	JPMorgan Intermediate
CURRENT ANNUAL FUND OPERATING EXPENSES	Tax-Free Bond Fund	Tax Free Income Fund
	(Class A)	(Class A)
Investment Advisory Fees	0.60%	0.30%
Distribution (12b-1) Fees	0.35%	0.25%
Shareholder Service Fees	N/A	0.25%
Other Expenses	0.19%	0.28%
Total Annual Fund Operating Expenses	1.14%	1.08%
Fee Waiver and/or Expense Reimbursement	(0.29)%	(0.33)%
Net Expenses	0.85%	0.75%

	One Group Intermediate Tax-Free Bond Fund	JPMorgan Intermediate Tax Free Income Fund		Combined Fund Pro Forma
	(Class B)	(Class B)		(Class B)
Class B Shares
SHAREHOLDER FEES (fees paid directly from your investment) (1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original offering price or redemption proceeds, as applicable)	5.00%	5.00%		5.00%
Redemption Fee	None	None		None
Exchange Fee	None	None		None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)+
Investment Advisory Fees	0.30%	0.30%		0.30%
Distribution (12b-1) Fees	0.75%	0.75%		0.75%
Shareholder Service Fees	0.25%	0.25%		0.25%
Other Expenses	0.13%	0.23%		0.13%
Total Annual Fund Operating Expenses	1.43%	1.53%		1.43%
Fee Waiver and/or Expense Reimbursement	(0.00)%	(0.03	)%(2)	(0.00)%
Net Expenses	1.43%	1.50%		1.43%

(1)                                  If you buy or sell shares through a financial intermediary, you may be charged separate transaction fees by the financial intermediary.  In addition, an annual $10.00 sub-minimum account fee may be applicable.

(2)                                  JPMIM, OGA and the Distributor have contractually agreed to waive or limit fees and/or reimburse expenses to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses, and expenses related to the JPMorgan Board of Trustees’ deferred compensation plan) to 1.50% for Class B shares from February 19, 2005 to December 31, 2006.

+                                         Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005.  Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	One Group Intermediate Tax-Free Bond Fund	JPMorgan Intermediate Tax Free Income Fund
	(Class B)	(Class B)
Investment Advisory Fees	0.60%	0.30%
Distribution (12b-1) Fees	1.00%	0.75%
Shareholder Service Fees	N/A	0.25%
Other Expenses	0.19%	0.28%
Total Annual Fund Operating Expenses	1.79%	1.58%
Fee Waiver and/or Expense Reimbursement	(0.29)%	(0.08)%
Net Expenses	1.50%	1.50%

	One Group Intermediate Tax-Free Bond Fund		JPMorgan Intermediate Tax Free Income Fund		Combined Pro Forma
	(Class I)+		(Select Class)		(Select Class)
Class I Shares/Select Class Shares
SHAREHOLDER FEES (fees paid directly from your investment) (1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original offering price or redemption proceeds, as applicable)	None		None		None
Redemption Fee	None		None		None
Exchange Fee	None		None		None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)++
Investment Advisory Fees	0.30%		0.30%		0.30%
Distribution (12b-1) Fees	None		None		None
Shareholder Service Fees	0.25%		0.25%		0.25%
Other Expenses	0.13%		0.14%		0.13%
Total Annual Fund Operating Expenses	0.68%		0.69%		0.68%
Fee Waiver and/or Expense Reimbursement	(0.09	)%(2)	(0.03	)%(3)	(0.09	)%(4)
Net Expenses	0.59%		0.66%		0.59%

+                                         Class I Shares will be renamed Select Class Shares.

(1)                                  If you buy or sell shares through a financial intermediary, you may be charged separate transaction fees by the financial intermediary.  In addition, an annual $10.00 sub-minimum account fee may be applicable.

(2)                                  BOIA, OGA, and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund expenses (exclusive of interest, taxes, and extraordinary expenses) to 0.59% for Class I (to be renamed Select Class) shares from February 19, 2005 through October 31, 2006.

(3)                                  JPMIM, OGA, and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses, and expenses related to the JPMorgan Board of Trustees’ deferred compensation plan) to 0.66% for Select Class shares from February 19, 2005 through December 31, 2006.

(4)                                  JPMIM, OGA, and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses, and expenses related to the JPMorgan Board of Trustees’ deferred compensation plan) to 0.59% for Select Class shares from February 19, 2005 through December 31, 2006.

++                                  Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005.  Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	One Group Intermediate Tax-Free Bond Fund	JPMorgan Intermediate Tax Free Income Fund
	(Class I)	(Select Class)
Investment Advisory Fees	0.60%	0.30%
Distribution (12b-1) Fees	None	None
Shareholder Service Fees	None	0.25%
Other Expenses	0.19%	0.19%
Total Annual Fund Operating Expenses	0.79%	0.74%
Fee Waiver and/or Expense Reimbursement	(0.19)%	0.08%
Net Expenses	0.60%	0.66%

Example

The following examples are intended to help you compare the cost of investing in One Group Intermediate Tax-Free Bond Fund, JPMorgan Intermediate Tax Free Income Fund and the Combined Fund.

The Example assumes that you invest $10,000 in each Fund and in the Combined Fund after the Reorganization for the time periods indicated and reflects what you would pay if you redeemed all of your shares at the end of each of the time periods shown.  The example also assumes:

•                                          5% return each year,

•                                          net expenses through the expiration of each Fund’s and the Combined Fund’s contractual caps, respectively, and total annual operating expense thereafter, and

•                                          all dividends and distributions are reinvested

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares(1)

	1 year	3 years	5 years	10 years
One Group Intermediate Tax-Free Bond Fund(2)	$532	$719	$927	$1,529
JPMorgan Intermediate Tax Free Income Fund(2)	$523	$713	$944	$1,608
Pro Forma: Combined Fund(2)	$523	$701	$910	$1,512

(1)                                  Assumes sales charge is deducted when shares are purchased.

(2)                                  After fee waivers and/or expense reimbursements.

Class B Shares Assuming You Sold Your Shares at the End of the Period(1)

	1 year	3 years	5 years	10 years
One Group Intermediate Tax-Free Bond Fund	$646	$752	$982	$1,578	(2)
JPMorgan Intermediate Tax Free Income Fund(3)	$653	$778	$1,029	$1,684	(2)
Pro Forma: Combined Fund	$646	$752	$982	$1,577	(2)

(1)                                  Assumes applicable deferred sales charge is deducted when shares are sold.

(2)                                  Class B Shares automatically convert to Class A Shares after eight (8) years.  Therefore the amount in the “10 Years” example for Class B Shares represents a combination of Class A and Class B operating expenses.

(3)                                  After fee waivers and/or expense reimbursements

Class B Shares Assuming You Stayed in the Fund

	1 year	3 years	5 years	10 years
One Group Intermediate Tax-Free Bond Fund	$146	$452	$782	$1,578	(1)
JPMorgan Intermediate Tax Free Income Fund(2)	$153	$478	$829	$1,684	(1)
Pro Forma: Combined Fund	$146	$452	$782	$1,577	(1)

(1)                                  Class B Shares automatically convert to Class A Shares after eight (8) years.  Therefore the amount in the “10 Years” example for Class B Shares represents a combination of Class A and Class B operating expenses.

(2)                                  After fee waivers and/or expense reimbursements

Class I Shares/Select Class Shares

	1 year	3 years	5 years	10 years
One Group Intermediate Tax-Free Bond Fund(1)	$60	$202	$364	$832
JPMorgan Intermediate Tax Free Income Fund(1)	$67	$215	$379	$853
Pro Forma: Combined Fund(1)	$60	$201	$362	$831

(1)                                  After fee waivers and/or expense reimbursements.

One Group Diversified International Fund and JPMorgan Fleming International Equity Fund

The Annual Fund Operating Expenses tables and Example tables shown below are both based on fees and expenses in effect for the period commencing February 19, 2005.

	One Group Diversified International Fund		JPMorgan Fleming International Equity Fund		Combined Fund Pro Forma
	(Class A)		(Class A)		(Class A)
Class A Shares
SHAREHOLDER FEES (fees paid directly from your investment) (1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25	%(2)	5.25	%(2)	5.25	%(2)
Maximum Deferred Sales Charge (Load) (as a percentage of original offering price or redemption proceeds, as applicable)	None	(3)	None	(3)	None	(3)
Redemption Fee on shares held less than 60 days (as a percentage of amount redeemed/exchanged)	2.00%		2.00%		2.00%
Exchange Fee	None		None		None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)+
Investment Advisory Fees	0.80%		0.80%		0.80%
Distribution (12b-1) Fees	0.25%		0.25%		0.25%
Shareholder Service Fees	0.25%		0.25%		0.25%
Other Expenses	0.20%		0.40%		0.23%
Total Annual Fund Operating Expenses	1.50%		1.70%		1.53%
Fee Waiver and/or Expense Reimbursement	(0.19	)%(4)	(0.20	)%(5)	(0.22	)%(6)
Net Expenses	1.31%		1.50%		1.31%

(1)                                  If you buy or sell shares through a financial intermediary, you may be charged separate transaction fees by the financial intermediary.  In addition, an annual $10.00 sub-minimum account fee may be applicable.

(2)                                  The offering price is the net asset value of the shares purchased plus any sales charge.  You may be able to reduce or eliminate your initial sales charge.

(3)                                  Except for purchases of $1 million or more.  Please see the “Sales Charges” section in Appendix B (“How to Do Business with the Funds”).

(4)                                  BOIA, OGA, and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund expenses (exclusive of interest, taxes, and extraordinary expenses) to 1.31% for Class A shares from February 19, 2005 through October 31, 2006.

(5)                                  JPMIM, OGA, and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses, and expenses related to the JPMorgan Board of Trustees’ deferred compensation plan) to 1.50% for Class A shares from February 19, 2005 through February 28, 2006.

(6)                                  JPMIM, OGA, and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses, and expenses related to the JPMorgan Board of Trustees’ deferred compensation plan) to 1.31% for Class A shares from February 19, 2005 through February 28, 2006.

+                                         Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005.  Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	One Group Diversified International Fund	JPMorgan Fleming International Equity Fund
	(Class A)	(Class A)
Investment Advisory Fees	0.80%	1.00%
Distribution [and/or Service] (12b-1) Fees	0.35%	0.25%
Shareholder Service Fees	N/A	0.25%
Other Expenses	0.26%	0.45%
Total Annual Fund Operating Expenses	1.41%	1.95%
Fee Waiver and/or Expense Reimbursement	(0.10)%	(0.45)%
Net Expenses	1.31%	1.50%

	One Group Diversified International Fund	JPMorgan Fleming International Equity Fund		Combined Fund Pro Forma
	(Class B)	(Class B)		(Class B)
Class B Shares
SHAREHOLDER FEES (fees paid directly from your investment) (1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original offering price or redemption proceeds, as applicable)	5.00%	5.00%		5.00%
Redemption Fee	None	None		None
Exchange Fee	None	None		None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)+
Investment Advisory Fees	0.80%	0.80%		0.80%
Distribution (12b-1) Fees	0.75%	0.75%		0.75%
Shareholder Service Fees	0.25%	0.25%		0.25%
Other Expenses	0.20%	0.40%		0.23%
Total Annual Fund Operating Expenses	2.00%	2.20%		2.03%
Fee Waiver and/or Expense Reimbursement	(0.00)%	(0.20	)%(2)	(0.03	)%(2)
Net Expenses	2.00%	2.00%		2.00%

(1)                                  If you buy or sell shares through a financial intermediary, you may be charged separate transaction fees by the financial intermediary.  In addition, an annual $10.00 sub-minimum account fee may be applicable.

(2)                                  JPMIM, OGA, and the Distributor have contractually agreed to waive fees and/or reimburse expenses (exclusive of interest, taxes, extraordinary expenses, and expenses related to the JPMorgan Board of Trustees’ deferred compensation plan) to limit total annual fund expenses to 2.00% for Class B shares from February 19, 2005 through February 28, 2006.

+                                         Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005.  Shown below are current annual fund operating expenses.

		JPMorgan Fleming
CURRENT ANNUAL FUND OPERATING EXPENSES	One Group Diversified International Fund	International Equity Fund
	(Class B)	(Class B)
Investment Advisory Fees	0.80%	1.00%
Distribution [and/or Service] (12b-1) Fees	1.00%	0.75%
Shareholder Service Fees	N/A	0.25%
Other Expenses	0.26%	0.45%
Total Annual Fund Operating Expenses	2.06%	2.45%
Fee Waiver and/or Expense Reimbursement	None	(0.45)%
Net Expenses	2.06%	2.00%

	One Group Diversified International Fund	JPMorgan Fleming International Equity Fund		Combined Fund Pro Forma
	(Class C)	(Class C)		(Class C)
Class C Shares
SHAREHOLDER FEES (fees paid directly from your investment) (1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original offering price or redemption proceeds, as applicable)	1.00%	1.00%		1.00%
Redemption Fee	None	None		None
Exchange Fee	None	None		None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)+
Investment Advisory Fees	0.80%	0.80%		0.80%
Distribution (12b-1) Fees	0.75%	0.75%		0.75%
Shareholder Service Fees	0.25%	0.25%		0.25%
Other Expenses	0.20%	0.40%		0.23%
Total Annual Fund Operating Expenses	2.00%	2.20%		2.03%
Fee Waiver and/or Expense Reimbursement	0.00%	(0.20	)%(2)	(0.03	)%(2)
Net Expenses	2.00%	2.00%		2.00%

(1)                                  If you buy or sell shares through a financial intermediary, you may be charged separate transaction fees by the financial intermediary.  In addition, an annual $10.00 sub-minimum account fee may be applicable.

(2)                                  JPMIM, OGA, and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses, and expenses related to the JPMorgan Board of Trustees’ deferred compensation plan) to 2.00% for Class C shares from February 19, 2005 through February 28, 2006.

+                                         Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005.  Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	One Group Diversified International Fund	JPMorgan Fleming International Equity Fund
	(Class C)	(Class C)
Investment Advisory Fees	0.80%	1.00%
Distribution [and/or Service] (12b-1) Fees	1.00%	0.75%
Shareholder Service Fees	N/A	0.25%
Other Expenses	0.26%	0.45%
Total Annual Fund Operating Expenses	2.06%	2.45%
Fee Waiver and/or Expense Reimbursement	0.00%	(0.45)%
Net Expenses	2.06%	2.00%

	One Group Diversified International Fund		JPMorgan Fleming International Equity Fund		Combined Fund Pro Forma
	(Class I)+		(Select Class)		(Select Class)
Class I/Select Class Shares
SHAREHOLDER FEES (fees paid directly from your investment)(1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original offering price or redemption proceeds, as applicable)	None		None		None
Redemption Fees	None		None		None
Exchange Fees	None		None		None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)++
Investment Advisory Fees	0.80%		0.80%		0.80%
Distribution (Rule 12b-1) Fees	None		None		None
Shareholder Service Fees	0.25%		0.25%		0.25%
Other Expenses	0.20%		0.25%		0.23%
Total Annual Fund Operating Expenses	1.25%		1.30%		1.28%
Fee Waiver and/or Expense Reimbursement	(0.19	)%(2)	(0.20	)%(3)	(0.22	)%(4)
Net Expenses	1.06%		1.10%		1.06%

+                                         Class I Shares will be renamed Select Class Shares.

(1)                                  If you buy or sell shares through a financial intermediary, you may be charged separate transaction fees by the financial intermediary.  In addition, an annual $10.00 sub-minimum account fee may be applicable.

(2)                                  BOIA, OGA, and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund expenses (exclusive of interest, taxes, and extraordinary expenses) to 1.06% for Class I (to be renamed Select Class) shares from February 19, 2005 through October 31, 2006.

(3)                                  JPMIM, OGA, and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses, and expenses related to the JPMorgan Board of Trustees’ deferred compensation plan) to 1.10% for Select Class shares from February 19, 2005 through February 28, 2006.

(4)                                  JPMIM, OGA, and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses, and expenses related to the JPMorgan Board of Trustees’ deferred compensation plan) to 1.06% for Select Class shares from February 19, 2005 through February 28, 2006.

++                                  Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005.  Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	One Group Diversified International Fund	JPMorgan Fleming International Equity Fund
	(Class I)	(Select Class)
Investment Advisory Fees	0.80%	1.00%
Distribution (12b-1) Fees	None	None
Shareholder Service Fees	None	0.25%
Other Expenses	0.26%	0.30%
Total Annual Fund Operating Expenses	1.06%	1.55%
Fee Waiver and/or Expense Reimbursement	0.00%	(0.30)%
Net Expenses	1.06%	1.25%

Example

The following Example is intended to help you compare the cost of investing in One Group Diversified International Fund, JPMorgan Fleming International Equity Fund and the Combined Fund.

The Example assumes that you invest $10,000 in each Fund and in the Combined Fund after the Reorganization for the time periods indicated and reflects what you would pay if you redeemed all of your shares at the end of each of the time periods shown.  The example also assumes:

•                       5% return each year,

•                       net expenses through the expiration of each Fund’s and the Combined Fund’s contractual caps, respectively, and total annual operating expense thereafter, and

•                       all dividends and distributions are reinvested

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares(1)

	1 year	3 years	5 years	10 years
One Group Diversified International Fund(2)	$651	$944	$1,272	$2,196
JPMorgan Fleming International Equity Fund(2)	$719	$1,014	$1,382	$2,412
Pro Forma: Combined Fund(2)	$651	$963	$1,296	$2,235

(1)                                  Assumes sales charge is deducted when shares are purchased.

(2)                                  After fee waivers and/or expense reimbursements.

Class B Shares Assuming You Sold Your Shares at the End of the Period(1)

	1 year	3 years	5 years	10 years
One Group Diversified International Fund	$703	$928	$1,278	$2,199	(3)
JPMorgan Fleming International Equity Fund(2)	$703	$969	$1,361	$2,387	(3)
Pro Forma: Combined Fund	$703	$934	$1,290	$2,228	(3)

(1)                                  Assumes sales charges is deducted when shares are purchased.

(2)                                  After fee waivers and/or expense reimbursements.

(3)                                  Class B Shares automatically convert to Class A Shares after eight (8) years.  Therefore the amount in the “10 Years” example for Class B Shares represents a combination of Class A and Class B operating expenses.

Class B Shares Assuming You Stayed in the Fund

	1 year	3 years	5 years	10 years
One Group Diversified International Fund	$203	$628	$1,078	$2,199	(2)
JPMorgan Fleming International Equity Fund(1)	$203	$669	$1,161	$2,387	(2)
Pro Forma: Combined Fund(1)	$203	$634	$1,090	$2,228	(2)

(1)                                  After fee waivers and/or expense reimbursements.

(2)                                  Class B Shares automatically convert to Class A Shares after eight (8) years.  Therefore the amount in the “10 Years” example for Class B Shares represents a combination of Class A and Class B operating expenses.

Class C Shares Assuming You Sold Your Shares at the End of the Period(1)

	1 year	3 years	5 years	10 years
One Group Diversified International Fund	$303	$628	$1,078	$2,328
JPMorgan Fleming International Equity Fund	$303	$669	$1,161	$2,518
Pro Forma: Combined Fund(2)	$303	$634	$1,090	$2,356

(1)                                  Assumes applicable deferred sales chare is deducted when shares are sold.

(2)                                  After fee waivers and/or expense reimbursements.

Class C Shares Assuming You Stayed in the Fund

	1 year	3 years	5 years	10 years
One Group Diversified International Fund	$203	$628	$1,078	$2,328
JPMorgan Fleming International Equity Fund(1)	$203	$669	$1,161	$2,518
Pro Forma: Combined Fund(1)	$203	$634	$1,090	$2,356

(1)                                  After fee waivers and/or expense reimbursements.

Class I Shares/Select Class Shares

	1 year	3 years	5 years	10 years
One Group Diversified International Fund(1)	$108	$365	$656	$1,483
JPMorgan Fleming International Equity Fund(1)	$112	$392	$694	$1,550
Pro Forma: Combined Fund(1)	$108	$384	$681	$1,526

(1)                                  After fee waivers and/or expense reimbursements.

One Group Health Sciences Fund and JPMorgan Global Healthcare Fund

The Annual Fund Operating Expenses tables and Example tables shown below are both based on fees and expenses in effect for the period commencing February 19, 2005.

	One Group Health Sciences Fund		JPMorgan Global Healthcare Fund		Combined Fund Pro Forma
	(Class A)		(Class A)		(Class A)
Class A Shares
SHAREHOLDER FEES (fees paid directly from your investment) (1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25	%(2)	5.25	%(2)	5.25	%(2)
Maximum Deferred Sales Charge (Load) (as a percentage of original offering price or redemption proceeds, as applicable)	None	(3)	None	(3)	None	(3)
Redemption Fee on shares held less than 60 days (as a percentage of amount redeemed/exchanged)	2.00%		2.00%		2.00%
Exchange Fee	None		None		None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)+
Investment Advisory Fees	0.85%		0.85%		0.85%
Distribution (12b-1) Fees	0.25%		0.25%		0.25%
Shareholder Service Fees	0.25%		0.25%		0.25%
Other Expenses	0.93%		21.48%		1.23%
Total Annual Fund Operating Expenses	2.28%		22.83%		2.58%
Fee Waiver and/or Expense Reimbursement	(0.68	)%(4)	(21.08	)%(5)	(1.08	)%(6)
Net Expenses	1.60%		1.75%		1.50%

(1)                                  If you buy or sell shares through a financial intermediary, you may be charged separate transaction fees by the financial intermediary.  In addition, an annual $10.00 sub-minimum account fee may be applicable.

(2)                                  The offering price is the net asset value of the shares purchased plus any sales charge.  You may be able to reduce or eliminate your initial sales charge.

(3)                                  Except for purchases of $1 million or more.  Please see the “Sales Charges” section in Appendix B (“How to Do Business with the Funds”).

(4)                                  BOIA, OGA, and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund expenses (exclusive of interest, taxes, and extraordinary expenses) to 1.60% for Class A shares from February 19, 2005 through October 31, 2006.

(5)                                  JPMIM, OGA, and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses, and expenses related to the JPMorgan Board of Trustees’ deferred compensation plan) to 1.75% for Class A shares from February 19, 2005 through February 28, 2006 and 2.75%, thereafter, through February 19, 2015.

(6)                                  JPMIM, OGA, and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses, and expenses related to the JPMorgan Board of Trustees’ deferred compensation plan) to 1.50% for Class A shares from February 19, 2005 through February 28, 2006.

+                                         Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005.  Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	One Group Health Sciences Fund	JPMorgan Global Healthcare Fund
	(Class A)	(Class A)
Investment Advisory Fees	0.85%	1.25%
Distribution [and/or Service] (12b-1) Fees	0.35%	0.25%
Shareholder Service Fees	N/A	0.25%
Other Expenses	0.99%	21.53%
Total Annual Fund Operating Expenses	2.19%	23.28%
Fee Waiver and/or Expense Reimbursement	(0.59)%	(21.53)%
Net Expenses	1.60%	1.75%

	One Group Health Sciences Fund		JPMorgan Global Healthcare Fund		Combined Fund Pro Forma
	(Class B)		(Class B)+		(Class B)
Class B Shares
SHAREHOLDER FEES (fees paid directly from your investment) (1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original offering price or redemption proceeds, as applicable)	5.00%		5.00%		5.00%
Redemption Fee on shares held less than 60 days (as a percentage of amount redeemed/exchanged)	2.00%		2.00%		2.00%
Exchange Fee	None		None		None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)++
Investment Advisory Fees	0.85%		0.85%		0.85%
Distribution (12b-1) Fees	0.75%		0.75%		0.75%
Shareholder Service Fees	0.25%		0.25%		0.25%
Other Expenses	0.93%		1.23%		1.23%
Total Annual Fund Operating Expenses	2.78%		3.08%		3.08%
Fee Waiver and/or Expense Reimbursement	(0.43	)%(2)	(1.08	)%(3)	(1.08	)%(3)
Net Expenses	2.35%		2.00%		2.00%

+                                         Class B shares is a newly created class of JPMorgan Global Healthcare Fund.  “Other Expenses” are based on estimates

(1)                                  If you buy or sell shares through a financial intermediary, you may be charged separate transaction fees by the financial intermediary.  In addition, an annual $10.00 sub-minimum account fee may be applicable.

(2)                                  BOIA, OGA, and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund expenses (exclusive of interest, taxes, and extraordinary expenses) to 2.35% for Class B shares from February 19, 2005 through October 31, 2006.

(3)                                  JPMIM, OGA, and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses, and expenses related to the JPMorgan Board of Trustees’ deferred compensation plan) to 2.00% for Class B shares from February 19, 2005 through February 28, 2006.

++                                  Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005.  Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	One Group Health Sciences Fund	JPMorgan Global Healthcare Fund
	(Class B)	(Class B)*
Investment Advisory Fees	0.85%	N/A
Distribution [and/or Service] (12b-1) Fees	1.00%	N/A
Shareholder Service Fees	N/A	N/A
Other Expenses	0.99%	N/A
Total Annual Fund Operating Expenses	2.84%	N/A
Fee Waiver and/or Expense Reimbursement	(0.49)%	N/A
Net Expenses	2.35%	N/A

* The inception of Class B shares of JPMorgan Global Healthcare Fund is expected to occur on or about February 18, 2005.

	One Group Health Sciences Fund		JPMorgan Global Healthcare Fund		Combined Fund Pro Forma
	(Class C)		(Class C)+		(Class C)
Class C Shares
SHAREHOLDER FEES (fees paid directly from your investment) (1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original offering price or redemption proceeds, as applicable)	1.00%		1.00%		1.00%
Redemption Fee on shares held less than 60 days (as a percentage of amount redeemed/exchanged)	2.00%		2.00%		2.00%
Exchange Fee	None		None		None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)++
Investment Advisory Fees	0.85%		0.85%		0.85%
Distribution (12b-1) Fees	0.75%		0.75%		0.75%
Shareholder Service Fees	0.25%		0.25%		0.25%
Other Expenses	0.93%		1.23%		1.23%
Total Annual Fund Operating Expenses	2.78%		3.08%		3.08%
Fee Waiver and/or Expense Reimbursement	(0.43	)%(2)	(1.08	)%(3)	(1.08	)%(3)
Net Expenses	2.35%		2.00%		2.00%

+                                         Class C Shares is a newly created class of JPMorgan Global Healthcare Fund.  Other expenses are based on estimates.

(1)                                  If you buy or sell shares through a financial intermediary, you may be charged separate transaction fees by the financial intermediary.  In addition, an annual $10.00 sub-minimum account fee may be applicable.

(2)                                  BOIA, OGA, and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund expenses (exclusive of interest, taxes, and extraordinary expenses) to 2.35% for Class C shares from February 19, 2005 through October 31, 2006.

(3)                                  JPMIM, OGA, and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses, and expenses related to the JPMorgan Board of Trustees’ deferred compensation plan) to 2.00% for Class C shares from February 19, 2005 through February 28, 2006.

++                                  Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005.  Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	One Group Health Sciences Fund	JPMorgan Global Healthcare Fund
	(Class C)	(Class C)*
Investment Advisory Fees	0.85%	N/A
Distribution [and/or Service] (12b-1) Fees	1.00%	N/A
Shareholder Service Fees	N/A	N/A
Other Expenses	.99%	N/A
Total Annual Fund Operating Expenses	2.84%	N/A
Fee Waiver and/or Expense Reimbursement	(.49)%	N/A
Net Expenses	2.35%	N/A

* The inception of Class C shares of the JPMorgan Global Healthcare Fund is expected to occur on or about February 18, 2005.

	One Group Health Sciences Fund		JPMorgan Global Healthcare Fund		Combined Fund Pro Forma
	(Class I)+		(Select Class)		(Select Class)
Class I/Select Class Shares
SHAREHOLDER FEES (fees paid directly from your investment) (1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original offering price or redemption proceeds, as applicable)	1.00%		1.00%		1.00%
Redemption Fee on shares held less than 60 days (as a percentage of amount redeemed/exchanged)	2.00%		2.00%		2.00%
Exchange Fee	None		None		None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)++
Investment Advisory Fees	0.85%		0.85%		0.85%
Distribution (12b-1) Fees	None		None		None
Shareholder Service Fees	0.25%		0.25%		0.25%
Other Expenses	0.93%		1.89%		1.23%
Total Annual Fund Operating Expenses	2.03%		2.99%		2.33%
Fee Waiver and/or Expense Reimbursement	(0.68	)%(2)	(1.49	)%(3)	(1.08	)%(4)
Net Expenses	1.35%		1.50%		1.25%

+                                         Class I Shares will be renamed Select Class Shares.

(1)                                  If you buy or sell shares through a financial intermediary, you may be charged separate transaction fees by the financial intermediary.  In addition, an annual $10.00 sub-minimum account fee may be applicable.

(2)                                  BOIA, OGA, and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund expenses (exclusive of interest, taxes, and extraordinary expenses) to 1.35% for Class I (to be renamed Select Class) shares from February 19, 2005 through October 31, 2006.

(3)                                  JPMIM, OGA, and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses, and expenses related to the JPMorgan Board of Trustees’ deferred compensation plan) to 1.50% for Select Class shares from February 19, 2005 through February 28, 2006.

(4)                                  JPMIM, OGA, and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses, and expenses related to the JPMorgan Board of Trustees’ deferred compensation plan) to 1.25% for Select Class shares from February 19, 2005 through February 28, 2006.

++                                  Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005.  Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	One Group Health Sciences Fund	JPMorgan Global Healthcare Fund
	(Class I)	(Select Class)
Investment Advisory Fees	0.85%	1.25%
Distribution (12b-1) Fees	N/A	None
Shareholder Service Fees	N/A	0.25%
Other Expenses	0.99%	1.94%
Total Annual Fund Operating Expenses	1.84%	3.44%
Fee Waiver and/or Expense Reimbursement	(0.49)%	(1.94)%
Net Expenses	1.35%	1.50%

Example

The following Example is intended to help you compare the cost of investing in One Group Health Sciences Fund, JPMorgan Global Healthcare Fund and the Combined Fund.

The Example assumes that you invest $10,000 in each Fund and in the Combined Fund after the Reorganization for the time periods indicated and reflects what you would pay if you redeemed all of your shares at the end of each of the time periods shown.  The example also assumes:

•                       5% return each year,

•                       net expenses through the expiration of each Fund’s and the Combined Fund’s contractual caps, respectively, and total annual operating expense thereafter (except as noted below), and

•                        all dividends and distributions are reinvested

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares(1)

	1 year	3 years	5 years	10 years
One Group Health Sciences Fund(2)	$679	$1,095	$1,582	$2,918
JPMorgan Global Healthcare Fund(2)(3)	$694	$1,244	$1,819	$3,374
Pro Forma: Combined Fund(2)	$670	$1,188	$1,732	$3,210

(1)                                  Assumes sales charge is deducted when shares are purchased.

(2)                                  After fee waivers and/or expense reimbursements.

(3)                                  Assumes net expenses of 1.75% through February 28, 2006 and 2.75% thereafter,

Class B Shares Assuming You Sold Your Shares at the End of the Period(1)

	1 year	3 years	5 years	10 years
One Group Health Sciences Fund(2)	$738	$1,093	$1,605	$2,936	(3)
JPMorgan Global Healthcare Fund(2)	$703	$1,150	$1,722	$3,240	(3)
Pro Forma: Combined Fund(2)	$703	$1,150	$1,722	$3,200	(3)

(1)                                  Assumes applicable deferred sales charge is deducted when shares are sold.

(2)                                  After fee waivers and/or expense reimbursements.

(3)                                  Class B Shares automatically convert to Class A Shares after eight (8) years.  Therefore the amount in the “10 Years” example for Class B Shares represents a combination of Class A and Class B operating expenses.

Class B Shares Assuming You Stayed in the Fund

	1 year	3 years	5 years	10 years
One Group Health Sciences Fund(1)	$238	$793	$1,405	$2,936	(2)
JPMorgan Global Healthcare Fund(1)	$203	$850	$1,522	$3,240	(2)
Pro Forma: Combined Fund(1)	$203	$850	$1,522	$3,200	(2)

(1)                                  After fee waivers and/or expense reimbursements.

(2)                                  Class B Shares automatically convert to Class A Shares after eight (8) years.  Therefore the amount in the “10 Years” example for Class B Shares represents a combination of Class A and Class B operating expenses.

Class C Shares Assuming You Sold Your Shares at the End of the Period(1)

	1 year	3 years	5 years	10 years
One Group Health Sciences Fund(2)	$338	$793	$1,405	$3,056
JPMorgan Global Healthcare Fund(2)	$303	$850	$1,522	$3,317
Pro Forma: Combined Fund(2)	$303	$850	$1,522	$3,317

(1)                                  Assumes applicable deferred sales charge is deducted when shares are sold.

(2)                                  After fee waivers and/or expense reimbursements.

Class C Shares Assuming You Stayed in the Fund

	1 year	3 years	5 years	10 years
One Group Health Sciences Fund(1)	$238	$793	$1,405	$3,056
JPMorgan Global Healthcare Fund(1)	$203	$850	$1,522	$3,317
Pro Forma: Combined Fund(1)	$203	$850	$1,522	$3,317

(1)                                  After fee waivers and/or expense reimbursements.

Class I Shares/Select Class Shares

	1 year	3 years	5 years	10 years
One Group Health Sciences Fund(1)	$137	$525	$987	$2,266
JPMorgan Global Healthcare Fund(1)	$153	$784	$1,441	$3,203
Pro Forma: Combined Fund(1)	$127	$624	$1,147	$2,583

(1)                                  After fee waivers and/or expense reimbursements.

COMPARISON OF SALES LOAD, DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

The sales load, distribution and shareholder servicing arrangements of Classes A, B, and C shares of One Group Funds are identical to the sales load, distribution and shareholder servicing arrangements of the corresponding classes of shares of JPMorgan Funds.  In addition, the sales load, distribution and shareholder servicing arrangements of Class I (to be renamed Select Class) shares of One Group Funds are identical to the sales load, distribution and shareholder servicing arrangements of the Select Class shares of JPMorgan Funds.  The sales load, distribution and shareholder servicing arrangements of each Class are described in “How to Do Business with the Funds” in Appendix B to this Proxy Statement/Prospectus.  Effective February 18, 2005, the maximum sales charge applicable to Class A shares of the JPMorgan Funds will be reduced from 5.75% to 5.25%.  This reduction will be effective regardless of whether any of the Reorganizations are approved.  No sales charges were be incurred as a result of the Reorganizations.

Certain Funds have adopted redemption fees of 2% on shares held less than 60 days.  The redemption fee is payable to the relevant fund and is designed to offset the costs associated with frequent purchases and sales of Fund shares.  In cases where a Reorganization Agreement is approved, the 60-day period will be measured from the date the shareholder purchased the shares in the respective acquired fund.

COMPARISON OF PURCHASE, REDEMPTION AND EXCHANGE POLICIES AND PROCEDURES

The procedures for making purchases, redemptions and exchanges of Classes A, B, and C shares of One Group Funds are identical to the procedures for making purchases, redemptions and exchanges of the corresponding classes of shares of JPMorgan Funds.  In addition, the procedures for making purchases, redemptions and exchanges of Class I shares of One Group Funds are identical to the procedures for making purchases, redemptions and exchanges of the Select Class shares of JPMorgan Funds.  The procedures for making purchases, redemptions and exchanges of each Class are described in “How to Do Business with the Funds” in Appendix B to this Proxy Statement/Prospectus.

COMPARISON OF INVESTMENT OBJECTIVES, TECHNIQUES AND PRINCIPAL RISKS OF INVESTING IN THE FUNDS

The following discussion comparing investment objectives, policies and restrictions of each of One Group Funds and JPMorgan Funds is based upon and qualified in its entirety by the respective investment objectives, policies and restrictions sections of the prospectuses of One Group Funds dated October 29, 2004 and the JPMorgan Funds filed with the SEC on                        , 2004, with respect to all classes of shares.

ONE GROUP DIVERSIFIED EQUITY FUND AND JPMORGAN U.S. EQUITY FUND

Investment Objectives of Each Fund

The investment objectives of the Fund are compatible.

The investment objective of One Group Diversified Equity Fund is to provide long-term capital growth and growth of income with a secondary objective of providing a moderate level of current income.  The investment objective of JPMorgan U.S. Equity Fund is to provide high total return from a portfolio of selected equity securities.  The investment objective of JPMorgan U.S. Equity Fund may be changed without shareholder approval.

Primary Investment Strategies of Each Fund

The primary investment strategies of each Fund are similar.

One Group Diversified Equity Fund pursues its investment objective by investing at least 80% of its assets in equity securities, mainly common stocks of companies that have good fundamentals and reasonable valuations with the potential for continued earnings growth overtime.  The Fund uses a multi-style approach, meaning that it may invest across different capitalization levels targeting both value- and growth-oriented companies as well as blended companies which have both growth and value characteristics.  JPMorgan U.S. Equity Fund pursues its investment objective by investing at least 80% of the value of its net assets in equity securities of U.S. companies.  Up to 20% of the One Group Diversified Equity Fund’s assets may be invested in U.S. government securities, other investment-grade fixed-income securities, and cash and cash equivalents.  The JPMorgan U.S. Equity Fund may invest any portion of its assets that is not invested in equity securities in high-quality money market instruments and repurchase agreements.

JPMorgan U.S. Equity Fund may also invest in shares of exchange-traded funds (“ETFs”), affiliated money market funds, and other investment companies.  The Fund may also invest in derivatives, as well as mortgage-related securities issued by governmental entities and private issuers.

The primary difference between the Funds is that One Group Diversified Equity Funds seeks to provide a moderate level of income as a secondary objective.  JPMorgan U.S. Equity Fund does not focus on producing income.

Risk Factors

Because the Funds have investment strategies that are similar, many of the risks of investing in One Group Diversified Equity Fund are substantially the same as investing in JPMorgan U.S. Equity Fund in the Fund.  You may lose money on your investment in either Fund.  The value of each Fund’s shares may go up or down, sometimes rapidly and unpredictably.  Market conditions, financial conditions of issuers represented in the portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Fund’s shares.  An investment in either Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency, and is not a deposit of JPMorgan Chase or any of its affiliates or any other bank.  The following summarizes the principal risks of investing in the Funds:

Foreign Securities Risk

Both Funds may invest in foreign securities.  Investments in foreign securities involve risks in addition to those of U.S. investments.  These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets.  These risks can make investments more volatile and potentially less liquid than U.S. investments.

Credit Risk

There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Funds. Such default could result in losses to the Funds.  In addition, the credit quality of securities held by the Funds may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Funds.  Lower credit quality also may affect liquidity and make it difficult for the Funds to sell the security.  In addition, to the extent some obligations are securities or guaranteed by banks and other institutions, the risk to the Funds could increase if the banking or financial sector suffers an economic downturn.

Leverage Risk

Leverage risk is the risk associated with securities or practices that multiply small index or market movements into large changes in value.  Leverage is often associated with investments in derivatives but also may be embedded directly into the characteristics of other securities.

Derivatives Risk

Each Fund may invest in derivatives.  The value of derivative securities is dependent upon the performance of underlying assets or securities.  If the underlying assets do not perform as expected, the value of the derivative security and the investment in derivative by the Funds may decline.  Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of a Fund if it cannot sell or terminate the derivative instrument at an advantageous time or price.  Some derivatives may involve the risk of mispricing or improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index.  A Fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested.  A Fund’s use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (usually taxed at ordinary income tax rates) than if the Fund did not use such derivatives.

Liquidity Risk

Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market.  The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.  This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Market Risk

Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than the price originally paid for it or less than it was worth at an earlier time.  Market risk may affect a single issuer, industry, or sector of the economy or the market as a whole.  Equity securities also are subject to “stock market risk” meaning that stock prices in general (or, in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time.  There is also the risk that the current interest rate may not accurately reflect existing market rates.  For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates.  A rise in interest rates typically causes a decline in values, while a decline in rates typically causes a rise in values.  Key information about a security or market may be inaccurate or unavailable.  This is particularly relevant to investments in foreign securities.  Adverse market conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective.  When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Prepayment Risk

Prepayment risk is the risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected.  Changes in prepayment rates can result in greater price and yield volatility.  Prepayments generally accelerate when interest rates decline.  When mortgage and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield.  Further, with early prepayment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in unexpected capital loss.

Regulatory Risk

Regulatory risk is the risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans.  These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

U.S. Government Agency Securities Risk

The Funds invest in securities issued by the U.S. government, its agencies and instrumentalities. Certain of these securities are guaranteed by the U.S. government.  However, securities issued or guaranteed by other entities often associated with the U.S. government, such the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac), are not backed by the full faith and credit of the U.S. government.  Securities issued by these entities are subject to the risk of default in the payment of interest and/or principal.

Distinct Risks and Investment Restrictions of One Group Diversified Equity Fund or JPMorgan U.S Equity Fund

Smaller Companies Risk

One Group Diversified Equity Fund’s investments in smaller, newer companies may be riskier than investments in larger, more established companies.  Securities of smaller companies tend to be less liquid than securities of larger companies.  In addition, small companies may be more vulnerable to economic, market, and industry changes.  Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock prices.  This may cause unexpected and frequent decreases in the value of your investment in the Fund.

Convertible Securities Risk

JPMorgan U.S. Equity Fund may invest in convertible securities. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise.  The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

ETFs and Other Investment Companies Risk.

JPMorgan U.S. Equity Fund may invest in ETFs and other investment companies. If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses but also similar expenses of the investment company.  The price movement of an ETF may not track the underlying index, market, sector, regions, or industries and may result in a loss.

Securities Lending Risk.

When JPMorgan U.S Equity Fund lends a security, there is a risk that the loaned securities may not be returned if the borrower or the lending agent defaults.  The collateral will be subject to the risks of the securities in which it is invested

Asset-Backed and Mortgage-Backed Securities Risk.

JPMorgan U.S. Equity Fund’s asset-backed and mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected and, like any bond, due to default.  Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.  Because of the sensitivity of the Fund’s mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date.  A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest.  As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

Additional Investment Restrictions

In addition to the restrictions described above, each Fund has adopted certain fundamental and non-fundamental investment restrictions.

As a matter of fundamental policy, One Group Diversified Equity Fund may not purchase securities on margin or sell securities short.  As a matter of non-fundamental policy, JPMorgan U.S. Equity Fund may not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction does not apply to the purchase of or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules.

ONE GROUP BALANCED FUND AND JPMORGAN DIVERSIFIED FUND

Investment Objectives of Each Fund

The investment objective of each Fund is similar.

The investment objective of One Group Balanced Fund is to provide total return while preserving capital. The investment objective of JPMorgan Diversified Fund is to provide a high total return from a diversified portfolio of stocks and bonds.  The investment objective of JPMorgan Diversified Fund may be changed without shareholder approval.

Primary Investment Strategies of Each Fund

The primary investment strategies of each Fund are similar.

Both Funds invest in a diversified portfolio of U.S. and foreign equity securities, fixed income securities and money market instruments.  Other common investment strategies include investments in mortgage-related securities, derivatives and exchange-traded funds.

One Group Balanced Fund may allocate approximately 40% to 75% of its total assets in all types of “growth” and “value” equity securities (including securities issued by small-, medium- and large-cap companies and growth and value securities) and up to 25% of its net assets in foreign securities, including American Depositary Receipts.  JPMorgan Diversified Fund may allocate approximately 52% of its assets to medium- and large-cap U.S. equity securities and approximately 10% to foreign equity securities.  With regard to One Group Balanced Fund, between 25% to 60% of its total assets may be invested in mid- to long- term fixed income securities.  At least 75% of JPMorgan Diversified Fund’s bonds must be rated investment grade, including at least 65% A or better while 25% of its bonds may be junk bonds.

Risk Factors

Because the Funds have investment objectives and primary investment strategies that are similar, many of the risks of investing in JPMorgan Diversified Fund are substantially the same as investing in One Group Balanced Fund.  You may lose money on your investment in either Fund.  The value of each Fund’s shares may go up or down, sometimes rapidly and unpredictably.  Market conditions, financial conditions of issuers represented in the portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Fund’s shares.  An investment in either Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency, and is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank.  The following summarizes the principal risks of investing in the Funds:

Market Risk

Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than the price originally paid for it or less than it was worth at an earlier time.  Market risk may affect a single issuer, industry, or sector of the economy or the market as a whole.  Equity securities also are subject to “stock market risk” meaning that stock prices in general (or, in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time.  There is also the risk that the current interest rate may not accurately reflect existing market rates.  For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates.  A rise in interest rates typically causes a decline in values, while a decline in rates typically causes a rise in values.  Key information about a security or market may be inaccurate or unavailable.  This is particularly relevant to investments in foreign securities.  Adverse market conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective.  When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Interest Rate Risk

Both of the Funds are subject to risks associated with investing primarily in bonds and other debt securities. Interest rate risk is the risk of the reduction in the value of a security, such as a bond, resulting from a rise in interest rates.  Generally, the value of these securities will change inversely with changes in interest rates.  Rising interest rates, which may be expected to lower the value of fixed income instruments may negatively impact the operations of many issuers. Interest rate risk may effect the Funds’ investments in mortgage- and asset-backed securities because when interest rates rise the maturities of these types of securities tend to lengthen, and the value of these securities may decrease more significantly.  Further, as interest rates fall, these securities may be subject to the risk that the underlying loans will be paid sooner than expected, which may reduce returns by forcing the Funds to invest in securities with lower yields.  The Funds also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Credit Risk

There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Funds. Such default could result in losses to the Funds.  In addition, the credit quality of securities held by the Funds may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Funds.  Lower credit quality also may affect liquidity and make it difficult for the Funds to sell the security.  In addition, to the extent some obligations are securities or guaranteed by banks and other institutions, the risk to the Funds could increase if the banking or financial sector suffers an economic downturn.

Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-backed and asset-backed securities are subject to credit, interest rate, market and prepayment risks.  The issuers of mortgage-backed securities may be able to repay principal early, especially when interest rates fall.  Changes in prepayment rates can affect the return on investment and yield of mortgage-backed securities.  When mortgages are prepaid, the Funds may have to reinvest in securities with a lower yield. The Funds also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

U.S. Government Agency Securities Risk

The Funds invest in securities issued by the U.S. government, its agencies and instrumentalities. Certain of these securities are guaranteed by the U.S. government.  However, securities issued or guaranteed by other entities often associated with the U.S. government, such the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac), are not backed by the full faith and credit of the U.S. government.  Securities issued by these entities are subject to the risk of default in the payment of interest and/or principal.

Foreign Securities Risk

Both Funds may invest in foreign securities.  Investments in foreign securities involve risks in addition to those of U.S. investments.  These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets.  These risks can make investments more volatile and potentially less liquid than U.S. investments.

Derivatives Risk

Each Fund may invest in derivatives.  The value of derivative securities is dependent upon the performance of underlying assets or securities.  If the underlying assets do not perform as expected, the value of the derivative security and the investment in derivative by the Funds may decline.  Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of a Fund if it cannot sell or terminate the derivative instrument at an advantageous time or price.  Some derivatives may involve the risk of mispricing or improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index.  A Fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested.  A Fund’s use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (usually taxed at ordinary income tax rates) than if the Fund did not use such derivatives.

Distinct Risks and Investment Restrictions of One Group Balanced Fund and JPMorgan Diversified Fund

Unlike One Group Balanced Fund, JPMorgan Diversified Fund as a fundamental policy may invest all of its investable assets in an investment company that has the same investment objective as JPMorgan Diversified Fund.  Investment in other investment companies may result in greater fund expenses because the investing fund bears the management and other fees of the other fund.

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND AND JPMORGAN INTERMEDIATE TAX FREE INCOME FUND

Investment Objectives of Each Fund

The investment objective of each Fund is similar.

The investment objective of One Group Intermediate Tax-Free Bond Fund is to seek current income exempt from federal income taxes consistent with prudent investment management and the preservation of capital.  The investment objective of JPMorgan Intermediate Tax Free Income Fund is to seek to provide monthly dividends, which are excluded from gross income, and to protect the value of its shareholders’ investment by investing primarily in municipal obligations.  The investment objective of JPMorgan Intermediate Tax Free Income Fund may be changed without shareholder approval.

Primary Investment Strategies of Each Fund

The primary investment strategies of each Fund are similar.

Both Funds invest at least 80% of the value of their net assets in municipal obligations whose interest payments are excluded from gross income for federal income tax purposes. Both Funds could invest up to 20% of their net assets in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals.  The average dollar weighted maturity of both Funds’ portfolio is between three and ten years. The Funds may also invest in derivatives and in restricted securities.

Risk Factors

Because the Funds have investment objectives and techniques that are similar, many of the risks of investing in One Group Intermediate Tax-Free Bond Fund are substantially the same as investing in the J.P. Morgan Intermediate Tax Free Income Fund.  You may lose money on your investment in either Fund.  The value of each Fund’s shares may go up or down, sometimes rapidly and unpredictably.  Market conditions, financial conditions of issuers represented in the portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Fund’s shares.  An investment in either Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency, and is not a deposit of JPMorgan Chase & Co. or of any of its affiliates or any other bank.  The following summarizes the principal risks of investing in the Funds:

Interest Rate Risk

Both of the Funds are subject to risks associated with investing primarily in bonds and other debt securities. Interest rate risk is the risk of the reduction in the value of a security, such as a bond, resulting from a rise in interest rates.  Generally, the value of these securities will change inversely with changes in interest rates.  Rising interest rates, which may be expected to lower the value of fixed income instruments may negatively impact the operations of many issuers. Interest rate risk may effect the Funds’ investments in mortgage- and asset-backed securities because when interest rates rise the maturities of these types of securities tend to lengthen, and the value of these securities may decrease more significantly.  Further, as interest rates fall, these securities may be subject to the risk that the underlying loans will be paid sooner than expected, which may reduce returns by forcing the Funds to invest in securities with lower yields.  The Funds also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Credit Risk

There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Funds. Such default could result in losses to the Funds.  In addition, the credit quality of securities held by the Funds may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Funds.  Lower credit quality also may affect liquidity and make it difficult for the Funds to sell the security.  In addition, to the extent some obligations are securities or guaranteed by banks and other institutions, the risk to the Funds could increase if the banking or financial sector suffers an economic downturn.

Market Risk

Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than the price originally paid for it or less than it was worth at an earlier time.  Market risk may affect a single issuer, industry, or sector of the economy or the market as a whole.  Equity securities also are subject to “stock market risk” meaning that stock prices in general (or, in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time.  There is also the risk that the current interest rate may not accurately reflect existing market rates.  For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates.  A rise in interest rates typically causes a decline in values, while a decline in rates typically causes a rise in values.  Key information about a security or market may be inaccurate or unavailable.  This is particularly relevant to investments in foreign securities.  Adverse market conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective.  When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Derivatives Risk

Each Fund may invest in derivatives.  The value of derivative securities is dependent upon the performance of underlying assets or securities.  If the underlying assets do not perform as expected, the value of the derivative security and the investment in derivative by the Funds may decline.  Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of a Fund if it cannot sell or terminate the derivative instrument at an advantageous time or price.  Some derivatives may involve the risk of mispricing or improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index.  A Fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested.  A Fund’s use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (usually taxed at ordinary income tax rates) than if the Fund did not use such derivatives.

Municipal Obligations Risk

Some municipal securities, including municipal lease obligations, carry additional risks.  For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.  Under some circumstances, municipal lease obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose.  Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Funds could increase if the banking or financial sector suffers economic downturn.  Failure by an issuer of tax-exempt bonds to comply with certain requirements of the Internal Revenue Code of 1986, as amended and other provisions of Federal law, as applicable, subsequent to the issuance of tax-exempt bonds could result in interest on the bonds becoming taxable as gross income, possibly retroactive to the date of issuance.  Information about the financial condition of issuers of municipal securities may be less available than about corporations having a class of securities registered under the Securities Exchange Act of 1934.

U.S. Government Agency Securities Risk

The Funds invest in securities issued by the U.S. government, its agencies and instrumentalities. Certain of these securities are guaranteed by the U.S. government.  However, securities issued or guaranteed by other entities often associated with the U.S. government, such the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac), are not backed by the full faith and credit of the U.S. government.  Securities issued by these entities are subject to the risk of default in the payment of interest and/or principal.

Tax Risk

The Funds may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax on individuals.  Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Funds subject to federal income tax.  In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income.  Any capital gains distributed by the Funds may be taxable.

Portfolio Quality

The Funds may invest in municipal bonds that are rated in the lowest investment grade.  Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics.  Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Distinct Risks and Investment Restrictions of One Group Intermediate Tax-Free Bond Fund or JPMorgan Intermediate Tax Free Income Fund

Foreign Securities Risk

JPMorgan Intermediate Tax Free Income Fund may invest in municipal obligations backed by foreign institutions.  This could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls or regulations that do not match U.S. standards.

Non-Diversified Risk

Because JPMorgan Intermediate Tax Free Income Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would.  This increased concentration in fewer issuers may result in the Fund’s shares being more sensitive to the economic results of entities issuing the securities in which it invests.  In addition, more than 25% of the Fund’s total assets may be invested in securities that rely on similar projects to produce income.  As a result, the Fund could be more susceptible to developments that affect those projects.

Investment Restrictions

In addition to the restrictions described above, each Fund has adopted certain fundamental and non-fundamental investment restrictions.

JPMorgan Intermediate Tax Free Income Fund is non-diversified while One Group Intermediate Tax-Free Bond Fund is diversified for purposes of the 1940 Act.

As a matter of fundamental policy, JPMorgan Intermediate Tax Free Income Fund may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund.  In contrast One Group Intermediate Tax-Free Bond Fund may only invest a limited percentage of its assets in other investment companies.  Investment in other investment companies may result in greater fund expenses because the investing fund bears the management and other fees of the other fund.

Both Funds have a fundamental policy restriction that they will invest, under normal circumstances, at least 80% of its net assets in municipal bonds, the income from which is exempt from federal income tax.  Both funds may invest up to 20% of their assets in municipal obligations the interest payments of which may be subject to the alternative minimum tax for individuals.

One Group Intermediate Tax-Free Bond Fund also imposes as a fundamental investment restriction that it will not purchase participation or other direct or indirect interests in oil, gas or mineral exploration or development programs.  JPMorgan Intermediate Tax Free Income Fund has a similar non-fundamental investment restriction.

One Group Intermediate Tax-Free Bond Fund has a non-fundamental investment restriction that it will not invest more than 25% of its assets in municipal securities that are related in such a way that a political, economic or business development affecting one security will also affect other municipal securities.  In contrast, JPMorgan Intermediate Tax Free Income Fund may invest more than 25% of the Fund’s total assets in securities that rely on similar projects for their income stream.

ONE GROUP DIVERSIFIED INTERNATIONAL FUND AND JPMORGAN FLEMING INTERNATIONAL EQUITY FUND

Investment Objectives of Each Fund

The investment objective of each Fund is similar.

The investment objective of One Group Diversified International Fund is to provide long-term capital growth by investing primarily in equity securities of foreign issuers.  The investment objective of JPMorgan Fleming International Equity Fund seeks total return long-term capital growth and income.  Total return consists of capital growth and current income.  The investment objective of JPMorgan Fleming International Equity fund may be changes without shareholder approval.

Primary Investments of Each Fund

The principal investments and strategies of each Fund are similar.  Both Funds invest primarily in foreign equity securities, with the goal of providing long-term capital appreciation.  Other common investment strategies include investments in U.S. government securities, other investment grade fixed income securities, cash and cash equivalents.

Risk Factors

Because the Funds have investment objectives and techniques that are similar, many of the risks of investing in One Group Diversified International Fund are substantially the same as investing in JPMorgan Fleming International Equity Fund.  You may lose money on your investment in either Fund, JPMorgan Fleming International Equity Fund.  The value of each Fund’s shares may go up or down, sometimes rapidly and unpredictably.  Market conditions, financial conditions of issuers represented in the portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Fund’s shares.  An investment in either Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency, and is not a deposit of JPMorgan Chase & Co. or any of its affiliates of any other bank.  The following summarizes the principal risks of investing in the Funds:

Foreign Securities Risk

Both Funds may invest in foreign securities.  Investments in foreign securities involve risks in addition to those of U.S. investments.  These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets.  These risks can make investments more volatile and potentially less liquid than U.S. investments.

Market Risk

Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than the price originally paid for it or less than it was worth at an earlier time.  Market risk may affect a single issuer, industry, or sector of the economy or the market as a whole.  Equity securities also are subject to “stock market risk” meaning that stock prices in general (or, in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time.  There is also the risk that the current interest rate may not accurately reflect existing market rates.  For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates.  A rise in interest rates typically causes a decline in values, while a decline in rates typically causes a rise in values.  Key information about a security or market may be inaccurate or unavailable.  This is particularly relevant to investments in foreign securities.  Adverse market conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective.  When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Preferred Stock and Convertible Securities Risk

The Funds may invest in preferred stock and convertible securities.  Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation.  Preferred stock generally does not carry voting rights.  As with all equity securities, the price of preferred stock fluctuates based on changes in a company’s financial condition and on overall market and economic conditions.  The market value of convertible securities tends to fall when prevailing interest rates rise.  The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Derivatives Risk

Each Fund may invest in derivatives.  The value of derivative securities is dependent upon the performance of underlying assets or securities.  If the underlying assets do not perform as expected, the value of the derivative security and the investment in derivative by the Funds may decline.  Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of a Fund if it cannot sell or terminate the derivative instrument at an advantageous time or price.  Some derivatives may involve the risk of mispricing or improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index.  A Fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested.  A Fund’s use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (usually taxed at ordinary income tax rates) than if the Fund did not use such derivatives.

Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-backed and asset-backed securities are subject to credit, interest rate, market and prepayment risks.  The issuers of mortgage-backed securities may be able to repay principal early, especially when interest rates fall.  Changes in prepayment rates can affect the return on investment and yield of mortgage-backed securities.  When mortgages are prepaid, the Funds may have to reinvest in securities with a lower yield. The Funds also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

U.S. Government Agency Securities Risk

The Funds invest in securities issued by the U.S. government, its agencies and instrumentalities. Certain of these securities are guaranteed by the U.S. government.  However, securities issued or guaranteed by other entities often associated with the U.S. government, such the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac), are not backed by the full faith and credit of the U.S. government.  Securities issued by these entities are subject to the risk of default in the payment of interest and/or principal.

Depositary Receipts Risk

The Funds investments may take the form of depositary receipts, including unsponsored depositary receipts.  Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.  Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Small Companies Risk

Because the Funds may invest in small companies, the value of your investment may fluctuate more dramatically than an investment in a fund which does not invest in small companies.  Small companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of their securities.  Small companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Cash Equivalents Risk

The Funds may invest their assets in cash and cash equivalents such as money market instruments, repurchase agreements and debt securities.  If the Funds invest a substantial portion of their assets in cash and cash equivalents, including where the Funds are investing for temporary defensive purposes, it could reduce the Funds’ potential returns.  These investments may result in a lower yield than lower-quality or longer-term investments and prevent the Funds from meeting their investment objectives.

Distinct Risks and Investment Restrictions of One Group Diversified International Fund or JPMorgan Fleming International Equity Fund

Closed-End Investment Company Risk

Where capital markets in certain countries are either less developed or not easy to access, JPMorgan Fleming International Equity Fund may invest in these countries by investing in closed-end investment companies which are authorized to invest in those countries.  If the Fund invests in closed-end investment companies, it may incur added expenses such as additional management fees and trading costs.

Non-Diversified Risk

Since JPMorgan Fleming International Equity Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would.  This increased concentration in fewer issuers may result in the Fund’s shares being more sensitive to economic results among those issuing the securities.

Investment Restrictions

In addition to the restrictions described above, each Fund has adopted certain fundamental and non-fundamental investment restrictions.

As a matter of fundamental policy, JPMorgan Fleming International Equity Fund is “non-diversified” and, therefore, may invest a greater percentage of its assets in a particular issuer or group of issuers.  One Group Diversified International Fund is classified as a “diversified” fund.

As a matter of fundamental policy, JPMorgan Fleming International Equity Fund may seek to achieve its investment objective by investing all of its investable assets in another investment company having the same investment objective and policies as the Fund.  Investment in other investment companies may result in greater fund expenses because the investing fund bears the management and other fees of the other fund.

As a matter of fundamental policy, One Group Diversified International Fund may not purchase securities on margin or sell securities short.  As a matter of non-fundamental policy, JPMorgan Fleming International Equity Fund may make “short sales against the box;” however, the Fund has no current intention of doing so.

ONE GROUP HEALTH SCIENCES FUND AND JPMORGAN GLOBAL HEALTHCARE FUND

Investment Objectives of Each Fund

The investment objectives of the Funds are different.

The investment objective of One Group Health Sciences Fund is to provide long-term capital appreciation.  The investment objective of JPMorgan Global Healthcare Fund is to provide high total return from a worldwide portfolio of equity securities in the healthcare sector.  The investment objective of JPMorgan Global Healthcare Fund may be changed without shareholder approval.

Primary Investment Strategies of Each Fund

The principal investment strategies of each Fund are similar.

Both Funds mainly invest in equity securities of companies engaged in the research, development, production or distribution of products and services related to biotechnology, health care or medicine.  One Group Health Sciences Fund mainly invests in securities of biotechnology companies, pharmaceutical companies, and companies engaged in medical, diagnostic, or other related research and development.  JPMorgan Global Healthcare Fund invests primarily in four subsectors:  pharmaceuticals, medical technology, biotechnology and healthcare services.  Equity securities in which both Funds may invest include common stocks, preferred stocks, convertible securities, warrants to buy common stocks and securities of foreign issuers.  Both Funds may invest in companies of any size; however, One Group Health Sciences Fund will typically invest in large-and mid-capitalization companies.

Both Funds are “non-diversified” as defined in the 1940 Act and, therefore, can invest more of their assets in securities of a single issuer.

Risk Factors

Because the Funds have investment objectives and techniques that are similar, many of the risks of investing in JPMorgan Global Healthcare Fund are substantially the same as investing in One Group Health Sciences Fund.  You may lose money on your investment in either Fund.  The value of each Fund’s shares may go up or down, sometimes rapidly and unpredictably.  Market conditions, financial conditions of issuers represented in the portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Fund’s shares.  An investment in either Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency, and is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank.  The following summarizes the principal risks of investing in the Funds:

Concentration Risk

Each Fund will invest a significant portion of its assets in the securities of companies in a single industry or group of industries the health sciences sector.  This concentration increases the risk of each Fund.  With a concentrated portfolio of securities, it is possible that the Funds could have returns that are significantly more volatile than relevant market indices and other, less concentrated mutual funds.  Because each Fund holds a relatively small number of securities, a large movement in the price of a stock in the portfolio could have a larger impact on each Fund’s share price than would occur if the Fund held more securities.

Non-Diversified Risk

Each Fund is considered non-diversified and can invest more of its assets in securities of a single issuer than a “diversified” fund.  In addition, each Fund concentrates its investments in a single industry or group of industries in the health sciences/healthcare sector.  This concentration increases the risk of loss to each Fund by increasing its exposure to economic, business, political or regulatory developments that may be adverse to the health sciences/healthcare sector of the economy or individual industries within the health sciences/healthcare sector.

Concentration in Healthcare Sector/Health Science Companies Risk

Each Fund’s performance is closely tied to, and affected by, the performance of the industries in the healthcare/health sciences sector.  Health sciences companies are subject to comprehensive government regulation and scrutiny.  The activities of health science companies may be dependent upon government funding and reimbursements from governmental programs and agencies.  As a result, adverse actions (or market concerns with prospective actions) by governmental entities such as withdrawal of funding, changes in legislation and regulation, or denial or delays in regulatory approvals, may have an adverse impact on each Fund’s share price.  In addition, each Fund may be adversely impacted by increased competition among health sciences companies, patent infringement, product liability and other litigation, and product obsolescence.

Foreign Securities Risk

Both Funds may invest in foreign securities.  Investments in foreign securities involve risks in addition to those of U.S. investments.  These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets.  These risks can make investments more volatile and potentially less liquid than U.S. investments.

Market Risk

Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than the price originally paid for it or less than it was worth at an earlier time.  Market risk may affect a single issuer, industry, or sector of the economy or the market as a whole.  Equity securities also are subject to “stock market risk” meaning that stock prices in general (or, in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time.  There is also the risk that the current interest rate may not accurately reflect existing market rates.  For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates.  A rise in interest rates typically causes a decline in values, while a decline in rates typically causes a rise in values.  Key information about a security or market may be inaccurate or unavailable.  This is particularly relevant to investments in foreign securities.  Adverse market conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective.  When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Derivatives Risk

The Funds may invest in derivatives.  The value of derivative securities is dependent upon the performance of underlying assets or securities.  If the underlying assets do not perform as expected, the value of the derivative security and the investment in derivative by the Funds may decline.  Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of a Fund if it cannot sell or terminate the derivative instrument at an advantageous time or price.  Some derivatives may involve the risk of mispricing or improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index.  A Fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested.  A Fund’s use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (usually taxed at ordinary income tax rates) than if the Fund did not use such derivatives.

Smaller Companies

The Fund’s may invest in securities issued by smaller, newer companies.  Investments in these companies may be riskier than investments in larger, more-established companies.  Small companies may be more vulnerable to economic, market and industry changes.  Because economic events have a greater impact on smaller companies, there may be greater and more frequent decreases in value of the Funds.  These smaller, emerging companies may not be profitable and may not anticipate earning profits in the foreseeable future.

Distinct Risks and Investment Restrictions of One Group Health Sciences Fund and JPMorgan Global Healthcare Fund

Depositary Receipts Risk

JPMorgan Global Healthcare Fund’s investments may take the form of depositary receipts, including unsponsored depositary receipts.  Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.  Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Mortgage-Backed Investments Risk

JPMorgan Global Healthcare Fund may invest in mortgage-backed investments.  The Fund’s mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and like any bond, due to default.  Because of the sensitivity of the Fund’s mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Investment Restrictions

In addition to the restrictions described above, each Fund has adopted certain fundamental and non-fundamental investment restrictions.

Unlike One Group Health Sciences Fund, JPMorgan Global Healthcare Fund, as a matter of fundamental policy, may invest substantially all of its assets in another investment company having substantially the same investment objectives and policies as the Fund.  Investment in other investment companies may result in greater fund expenses because the investing fund indirectly bears the management and other fees of the other fund.

INFORMATION ABOUT THE REORGANIZATIONS

THE REORGANIZATION AGREEMENTS

The following summary of each Reorganization Agreement is qualified in its entirety by reference to the form of Reorganization Agreement attached to this Proxy Statement/Prospectus as Appendix A.  The Reorganization Agreement provides that JPMorgan Funds will acquire all of the assets, subject to all of the liabilities, of the corresponding One Group Funds in exchange for shares of JPMorgan Funds.  Subject to the satisfaction of the conditions described below, the transactions are scheduled to occur upon the close of business on February 18, 2005, or on a later date as the parties may agree (“Closing Date”).  The net asset value per share of each of One Group Funds and the net asset value per share of each of JPMorgan Funds will be determined by dividing each Fund’s assets, less liabilities, by the total number of its outstanding shares on a class-by-class basis.  The method of valuation employed will be in accordance with the procedures described in the current prospectuses as set forth in the Reorganization Agreement, which is consistent with Rule 22c-1 under the 1940 Act and with the interpretations of such rule by the SEC.

The number of full and fractional shares of the corresponding JPMorgan Fund you will receive in the Reorganization will be equal in aggregate net asset value to the aggregate net asset value of your shares as of the close of regularly scheduled trading on the New York Stock Exchange (“NYSE”) on the Closing Date.  As promptly as practicable after the Closing Date, One Group Funds will liquidate and distribute pro rata to their shareholders of record as of the close of regularly scheduled trading on the NYSE on the Closing Date the shares of the corresponding JPMorgan Funds received by One Group Funds in the Reorganization.  We will accomplish the liquidation and distribution with respect to each class of each of One Group Funds shares by the transfer of the corresponding JPMorgan Funds shares then credited to the account of One Group Funds on the books of One Group Funds to open accounts on the share records of JPMorgan Funds in the names of One Group Funds’ shareholders.  The aggregate net asset value of Class A, Class B, Class C, and Class I (to renamed Select Class) shares of JPMorgan Funds shares to be credited to Class A, Class B, Class C, and Select Class, shares, respectively, will, with respect to each class, be equal to the aggregate net asset value of the shares of beneficial interest ($0.01 par value per share) of One Group Funds of the corresponding class owned by One Group Funds shareholders on the Closing Date.  All issued and outstanding shares of One Group Funds will simultaneously be canceled on the books of One Group Funds, although share certificates representing interests in Class A, Class B, Class C and Class I (to renamed Select Class) shares of One Group Funds will represent a number of the corresponding class of JPMorgan Funds shares after the Closing Date.  JPMorgan Funds will not issue certificates representing the shares issued in connection with such exchange.

After such distribution, each One Group Fund will take all necessary steps under Massachusetts law, its respective charter and any other applicable law to effect a complete dissolution.

The Board of Trustees of JPMorgan Fund has determined with respect to each of JPMorgan Funds, and the Board of Trustees of One Group Funds (“One Group Funds Board”) has determined with respect to each of the One Group Funds, that the interests of shareholders of each of those Funds will not be diluted as a result of the Reorganization and that participation in the Reorganization is in the best interests of each of those Funds, BOIA and JPMIM will bear the expenses of the Reorganization, including the cost of a proxy soliciting agent that has been retained, but excluding brokerage fees and brokerage expenses incurred in connection with the Reorganization.

Each Reorganization Agreement may be terminated and the Reorganization abandoned at any time prior to the consummation of the Reorganization, before or after approval by the shareholders of One Group Funds, if circumstances should develop that, in the Board’s opinion or in the opinion of the One Group Funds’ Board, make proceeding with the Reorganization inadvisable.  Each Reorganization Agreement provides that One Group Funds and JPMorgan Funds may waive compliance with any of the covenants or conditions made therein for the benefit of either Fund, other than the requirements that:  (i) the Reorganization Agreement be approved by shareholders of One Group Funds; and (ii) each One Group Fund and each JPMorgan Fund receive the opinion of Dechert LLP that the transaction contemplated by the Reorganization Agreement will constitute a tax-free reorganization for Federal income tax purposes.

Approval of each Reorganization Agreement will require the affirmative vote of the shares of the One Group Fund with all classes voting together and not by class as described below.  See “VOTING INFORMATION” below.

Shareholders of record of a One Group Fund as of the Closing Date will receive shares of the corresponding JPMorgan Fund in accordance with the procedures provided for in the Reorganization

Agreements, as described above.  Each such share will be fully paid and non-assessable when issued and will have no pre-emptive or conversion rights.

DESCRIPTION OF JPMORGAN FUNDS SHARES

Full and fractional shares of the respective class of shares of beneficial interest of each of JPMorgan Funds will be issued to the corresponding One Group Fund’s shareholders in accordance with the procedures detailed in the Reorganization Agreement.  JPMorgan Funds do not issue share certificates.  The shares of JPMorgan Funds to be issued to One Group Fund shareholders and recorded on the shareholder records of the transfer agent will have no pre-emptive or conversion rights as more fully described in “How to Do Business with the Funds” attached as Appendix B to this Proxy Statement/Prospectus.

REASONS FOR THE REORGANIZATIONS AND BOARD CONSIDERATIONS

As noted above, the Reorganizations are among a series of initiatives that the Board of Trustees of One Group Mutual Funds and the Boards of the JPMorgan Funds approved following the merger of Bank One Corporation, the former corporate parent of BOIA, OGA and the Distributor, into JPMorgan Chase & Co., the corporate parent of JPMIM and JPMorgan Chase Bank.

On August 12, 2004, the Board of Trustees of One Group Mutual Funds, and on August 19, 2004, the Boards of the JPMorgan Funds, approved a series of initiatives that are designed to: (i) integrate the operations of the two fund complexes; (ii) streamline the operations and product offerings of the two fund complexes; and (iii) take advantage of potential economies of scale.  The integration of the two fund complexes will include, among other things, (i) adopting a common fee structure; (ii) eliminating overlapping or duplicative Funds; (iii) redomiciling each fund complex to a single jurisdiction and single form of declaration of trust and by-laws; (iv) electing a single board of trustees and appointed common senior officers; (v) proposing certain changes to fundamental investment policies of some of the JPMorgan Funds and all of the One Group Funds; (vi) engaging a common set of service providers; and (vii) conforming redemption fee practices.

The proposed Reorganizations were presented to the Board of Trustees of One Group Mutual Funds and the Boards of the JPMorgan Funds for consideration at board meetings held in June and July 2004, and were approved at meetings held on August 12, 2004, and August 19, 2004, respectively.  Following presentations by BOIA and JPMIM, as appropriate, the Board of Trustees of One Group Mutual Funds and the Boards of the JPMorgan Funds, including all of the Trustees who are not “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of the Funds, determined that (1) the investment objectives, investment policies, investment strategies and investment restrictions of the Funds subject to each proposed Reorganization were compatible, (2) each of the proposed Reorganizations would be in the best interests of each affected Fund, that the respective Board oversees and (3) each of the proposed Reorganizations would not result in the dilution of the interests of the Funds or their shareholders.

In recommending the Reorganizations, the Boards considered a number of factors, including the following:

•	the benefits (described in this section) that are expected to be derived from the completion of the integration of the two fund complexes;

•

the plans of management to eliminate overlapping or duplicative product offerings among the One Group Funds and the JPMorgan Funds as part of the overall integration initiatives in order to lessen the potential for investor confusion;

•	the compatibility of the investment objectives, strategies, policies and restrictions of the acquired funds in the Reorganizations with those of the acquiring funds;

•	the investment performance of the acquiring funds as compared to that of the acquired funds;

•

the nature, extent, and quality of the services to be provided by the service providers to the acquiring funds and the fact that the nature, extent and quality of such services are expected to be at the same or higher level of that of the current service providers to the acquired funds;

•	the relative size of the acquiring funds and acquired funds;

•

the expense ratios of the funds and information as to the specific fees and expenses of each acquiring fund and each acquired fund, including management’s commitments to maintain the net expense level for each acquired fund as low as the net expense level currently in effect, if not lower, with certain limited exceptions described below;

•	the Reorganizations will not dilute the interests of current shareholders of the acquiring funds or acquired funds;

•	the Federal tax consequences of each Reorganization to the acquired funds and their shareholders, including that each Reorganization has been structured as a Federal tax-free transaction;

•	any benefits that may be derived by BOIA and JPMIM and their affiliates from various relationships with the acquired funds or acquiring funds; and

•	the shareholders of the affected funds would not be required to bear fees and expenses associated with the Reorganizations.

The Board of Trustees of One Group Mutual Funds and the Boards of the JPMorgan Funds considered the potential consequences to shareholders of the Funds from the overall initiatives and from each of the specific Reorganizations.

Significantly in this respect, BOIA, JPMIM, OGA and the Distributor have contractually agreed to waive fees or reduce their fees or reimburse the expenses of each class of shares of One Group Mutual Funds and the JPMorgan Funds, as needed, in order to assure that, for the acquired funds in the Reorganizations, the net expense level for the Funds is at least as low as the net expense level currently in effect, if not lower.  Gross expense levels (i.e., expenses before waivers or reimbursements) for certain classes of certain Funds may increase as a result of these changes.  These contractual fee waivers or reductions and expense reimbursements will continue in effect through at least each Fund’s fiscal year ending after February 18, 2006.

Additionally, by eliminating overlapping or duplicative fund offerings and streamlining fund operations, the Reorganizations and other integration initiatives may enhance growth prospects for the Funds by facilitating the development of an improved Fund distribution system.  Similarly, shareholders may benefit from the Reorganizations through the combined Funds having a larger asset base, which may provide greater investment opportunities for the Funds, the ability to take larger portfolio positions and operate more efficiently.  However, there can be no assurance that the combined Funds will produce more efficient operations or that anticipated economies of scale will be realized.

The Boards also noted favorably that the Reorganizations would be structured as Federal tax-free transactions.  For purposes of Federal tax consequences to the funds and the shareholders of the funds, there would be no significant adverse tax consequences for affected shareholders, and BOIA and JPMIM, rather than the Funds, would bear the costs and expenses of the Reorganizations, except for brokerage fees and expenses, which would be borne by the Funds.

THE TRUSTEES RECOMMEND THAT SHAREHOLDERS OF THE ACQUIRED FUNDS APPROVE THE REORGANIZATIONS.

FEDERAL INCOME TAX CONSEQUENCES

Each Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization described in Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), with no gain or loss recognized as a consequence of the Reorganization by the One Group Funds or the JPMorgan Funds (except for “Section 1256 contracts”) or the shareholders of the One Group Funds.  In addition, under such a tax-free reorganization, a shareholder’s aggregate tax basis for shares held in the One Group Funds will carryover to the shares of the JPMorgan Funds acquired in the Reorganization, and the holding period for shares held as a capital asset will also carryover to the acquired shares.  As a condition to the closing of each Reorganization, each JPMorgan Fund and One Group Fund will receive a legal opinion from Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization with the foregoing tax consequences.  That opinion will be based upon certain representations and warranties made by the JPMorgan Fund and the One Group Fund and certifications received from each of the Funds.

Immediately prior to the Reorganization, each of the One Group Funds will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders all of the One Group Fund’s investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any available capital loss carryover).  Such dividends will be included in the taxable income of the Acquired Funds’ shareholders.

Capital loss carryovers and unrealized losses can reduce a fund’s future taxable gains and thus reduce the taxable amount distributed to Fund shareholders.  The Reorganizations may result in certain annual limitations on the use of capital loss carryovers and unrealized capital losses of certain One Group Funds or JPMorgan Funds, as discussed below. Due to such limitations, the corresponding One Group Funds may not be able to use the capital losses as quickly as the acquired One Group Fund might have been able to use the losses if the Reorganization had not occurred.  Because capital losses of a fund generally may only be carried forward for eight years, some capital losses may expire unused and therefore be forfeited.  In certain circumstances, the annual limitation could be increased by the realization of unrealized gains at the time of the Reorganization (“built-in gains”).

Furthermore, due to the operation of the tax loss limitation rules, the combined fund may have pre-merger gains that cannot be offset by its available capital loss carry forwards.

Based on June 30, 2004 data, the Reorganization is expected to result in certain loss limitations or forfeitures as described below.  However, since the Reorganization is not expected to close until February 2005, these limitations and any potential forfeitures may change significantly between now and the completion of the Reorganization.  Further, a Fund’s ability to use a loss (even in the absence of the Reorganization) depends on factors other than the loss limitations, such as future realization of capital gains or losses.

As a result of the Reorganization of One Group Diversified International Fund into JPMorgan Fleming International Equity Fund, the use of One Group Diversified International Fund’s losses is expected to be restricted.  As of June 30, 2004, One Group Diversified International Fund had approximately $103 million in capital loss carryovers.  After the Reorganization, JPMorgan Fleming International Equity Fund would be limited to using approximately $52 million of those losses annually.  However, One Group Diversified International Fund also had in excess of $212 million in built-in gains, which, if realized, could result in an increase in the annual limitation.  The Reorganization is not expected to result in any forfeitures of capital loss carryovers.

After the Reorganization of One Group Balanced Fund into JPMorgan Diversified Fund, the use of One Group Balanced Fund’s losses would be restricted based on the June 30, 2004 data.  As of June 30, 2004, One Group Balanced Fund had in excess of $30 million in capital loss carryovers.  The use of such losses would be restricted to approximately $15 million annually.  However, One Group Balanced Fund had in excess of $47 million in built-in gains, which, if realized, could result in an increase in the annual limitation.  The Reorganization is not expected to result in any forfeitures of capital loss carryovers.

As a result of the Reorganization of One Group Diversified Equity Fund into JPMorgan U.S. Equity Fund, the use of JPMorgan U.S. Equity Fund’s losses would be restricted based on the June 30, 2004 data.  JPMorgan U.S. Equity Fund had approximately $77 million in capital losses, as of June 30, 2004.  After the Reorganization, JPMorgan U.S. Equity Fund would be restricted to using approximately $23 million annually.  However, JPMorgan U.S. Equity Fund had approximately $85 million in built-in gains which, if realized, could result in an increase in the annual limitation.  The Reorganization is not expected to result in any forfeiture of capital loss carryovers.

After the Reorganization of One Group Health Sciences into JPMorgan Global Healthcare Fund, the use of JPMorgan Global Healthcare Fund’s losses would be restricted based on the June 30, 2004 data.  JPMorgan Global Healthcare Fund had approximately $7 million in capital loss carryovers as of June 30, 2004.  After the Reorganization, the use of those losses would be restricted to approximately $362 thousand per year.  JPMorgan Global Healthcare also had approximately $1.2 million in built-in gains as of June 30, 2004, which, if realized, could result in an increase in the annual limitation.  This Reorganization is expected to result in the forfeiture by JPMorgan Global Healthcare Fund of approximately $2.9 million of loss carryovers.

You should consult your tax advisor regarding the effect, if any, of the proposed Reorganizations in light of your individual circumstances.  Since the foregoing discussion only relates to the Federal income tax consequences of the Reorganizations, you should also consult your tax advisor as to state and other local tax consequences, if any, of the Reorganizations.

INFORMATION ABOUT MANAGEMENT OF JPMORGAN FUNDS

THE ADVISER

JPMIM (J.P. Morgan Investment Management Inc.) is the investment adviser and makes the day-to-day investment decisions for JPMorgan Funds.  JPMIM is located at 522 Fifth Avenue, New York, New York 10036.  JPMIM is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co., a bank holding company.

During the most recent fiscal years (as noted in parentheses, below), the following advisory fees were paid at an annual rate as a percentage of each JPMorgan Fund’s average daily net assets:

JPMorgan Funds	Advisory Fee Rate

JPMorgan Fleming International Opportunities Fund (October 31, 2003)	0.60%
JPMorgan U.S. Equity Fund (December 31, 2003)	0.40%

JPMorgan Diversified Fund (December 31, 2003)	0.55%

JPMorgan Intermediate Tax Free Income Fund (August 31, 2003)	0.30%

JPMorgan Global Healthcare Fund (October 31, 2003)	1.25%

*                                         Effective February 19, 2005, the advisory fee to be paid to JPMIM, as a percentage of each Fund’s average daily net assets, will be 0.60% for JPMorgan Fleming International Opportunities Funds, 0.40% for JPMorgan U.S. Equity Fund, 0.55% for JPMorgan Diversified Fund, 0.30% for JPMorgan Intermediate Tax Free Income Fund, and 0.85% for JPMorgan Global Healthcare Fund.

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES

JPMIM, the Distributor, and, from time to time, other affiliates of JPMIM, may, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of JPMorgan Funds.  For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase & Co.  These additional cash payments are payments over and above the sales charges, 12b-1 fees and service fees which are disclosed elsewhere in this Proxy Statement/Prospectus.  These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services or marketing support.  Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs.  These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Funds’ shareholders.  JPMIM and JPMorgan Funds’ distributor may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.  In addition, JPMorgan Funds’ distributor may, on occasion, pay Financial Intermediaries the entire front-end sales charge applicable to JPMorgan Fund shares sold by the Financial Intermediary or an additional commission on the sale of JPMorgan Fund shares subject to a CDSC.

PORTFOLIO MANAGERS

JPMORGAN U.S. EQUITY FUND

The portfolio management team is led by Susan Bao, Vice President of JPMIM or one of its affiliates since 1997, and Helge Skibeli, Managing Director of JPMIM or one of its affiliates since 1990.  Mr. Skibeli is head of the U.S. Equity Research Group.

JPMORGAN DIVERSIFIED FUND

The portfolio management team is led by Anne Lester, Vice President of JPMIM, who has been at JPMIM since 1992, and Patrick Jakobson, Vice President of JPMIM, who has been at JPMIM since 1987.  Prior to managing this Fund, Ms. Lester worked in the Product Development Group as a fixed-income and currency trader and as a portfolio manager in Milan.  Mr. Jakobson is responsible for managing global asset allocation portfolios.

JPMORGAN INTERMEDIATE TAX FREE INCOME FUND

The Fund is managed by a team of individuals at JPMIM.

JPMORGAN FLEMING INTERNATIONAL EQUITY FUND

The portfolio management team is overseen by James Fisher a Managing Director at JPMFAM (London).  Mr. Fisher is the Director in charge of EAFE funds.  He has worked at JPMFAM (London) since 1985 in numerous investment roles.  Mr. Fisher and Thomas Murray, a Vice President at JPMFAM (London), manage the Fund.  Mr. Murray is a global sector specialist and has worked at JPMFAM (London) since 1996.

PERFORMANCE OF JPMORGAN FUNDS

The bar charts and tables that follow provide some indication of the risk of an investment in each JPMorgan Fund by showing changes in the Funds’ performance from year to year.  The bar charts show each JPMorgan Fund’s performance for each full calendar year since inception or over the past ten years.  The tables show how each Fund’s average annual total returns for different calendar periods over the life of the Fund compares to those of certain broad based securities market indices and select indices.

The annual returns in the bar charts are for Select Class shares of each of JPMorgan Funds.  Performance of each Fund’s Class A, Class B, and Class C shares would have been similar because the shares are invested in the same portfolio of securities.  Annual returns would differ only to the extent that the classes have different expenses.  The annual returns of Class A, Class B and Class C would have been lower because they are subject to higher expenses than Select Class shares.  These calculations assume that all dividends and distributions are reinvested in the Fund.  The returns shown in the bar chart do not reflect sales charges applicable to certain classes of shares.  If these charges were included, the returns would be lower than those shown.  The average annual returns shown in the Average Annual Returns tables do include applicable sales charges.  Some of the companies that provide services to the Funds have in the past agreed not to collect some expenses and to reimburse others.  Without these agreements, the performance figures would have been lower than shown.  Past performance (before and after taxes) is not necessarily an indication of how any class of any Fund will perform in the future.  Please see “SUMMARY—Comparison of Fees and Expenses” for information about the difference between the share classes.

No performance is shown for Class B and Class C shares of JPMorgan Global Healthcare Fund because the inception of these share classes is not expected to occur until on or about February 18, 2004.

JPMorgan U.S. Equity Fund

The Fund’s Past Performance

Year-By-Year Returns— Select Class Shares*,(1)

1994	-0.61%
1995	32.48%
1996	21.06%
1997	28.41%
1998	24.45%
1999	14.69%
2000	-6.61%
2001	-9.43%
2002	-26.62%
2003	32.42%

Best Quarter 4th quarter, 1998	21.33%
Worst Quarter 3rd quarter, 2002	-18.10%

The Fund’s year-to-date total return as of September 30, 2004 was              %.

*                 Prior to a merger effective September 7, 2001, the Fund operated in a master-feeder structure.  The Fund’s performance for the period before Select Class Shares were launched on September 10, 2001 is based on the performance of the retail feeder that was merged out of existance (whose investment program was identical to the investment program of, and whose expenses were substantially similar to the current expenses of, the Select Class Shares) from January 1, 1994 to September 10, 2001.

(1)          The Fund’s fiscal year end is December 31.

AVERAGE ANNUAL TOTAL RETURNS

SHOWS PERFORMANCE OVER TIME FOR PERIODS ENDED DECEMBER 31, 2003 *,(1)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
CLASS A SHARES
Return Before Taxes	24.77%	-2.51%	8.42%
CLASS B SHARES
Return Before Taxes	26.29%	-1.86%	8.88%
CLASS C SHARES
Return Before Taxes	30.29%	-1.67%	8.88%
SELECT CLASS SHARES
Return Before Taxes	32.42%	-1.17%	9.16%
Return After Taxes on Distributions	32.22%	-2.39%	6.16%
Return After Taxes on Distributions and Sale of Fund Shares	21.23%	-1.45%	6.44%
S&P 500 INDEX ^ (Reflects No Deduction for Fees, Expenses or Taxes)	28.68%	-0.57%	11.07%
LIPPER LARGE-CAP CORE FUNDS INDEX ^ (Reflects No Deduction for Taxes)	24.81%	-1.08%	9.27%

*                 Prior to a merger effective September 7, 2001, the Fund operated in a master-feeder structure.  The Fund’s performance for the period before the Select Class Shares was launched on September 10, 2001 is based on the performance of a retail feeder that was merged out of existence (whose investment program was identical to the investment program of, and whose expenses were substantially the same as the current expenses of, the Select Class Shares) from January 1, 1994 to September 10, 2001.  The Fund’s performance for the period before Classes A, B and C Shares were launched on September 10, 2001 is based on the performance of the advisor feeder that was merged out of existence (whose investment program was identical to the investment program of Class A, B and C Shares, and whose expenses were substantially similar to the current expenses of Class A Shares) from September 15, 2000 to September 10, 2001.  During this period, the actual returns of Class B and C Shares would have been lower than shown because Class B and C Shares have higher expenses than the advisor feeder.  Returns for the period January 1, 1994 to September 15, 2000 reflect performance of the retail feeder (whose investment program was identical to the investment program of, and whose expenses were the most similar to the current expenses of the Class A, B and C Shares). During these periods, the actual returns of Class A, B and C Shares would have been lower than shown because Class A, B and C Shares have higher expenses than the above references predecessor.

∧                    Investors cannot invest directly in an index.

(1)          Performance figures in the table for the Class A Shares reflect the deduction of the maximum front-end sales load and the performance figures in the table for Class B and Class C Shares reflect the deduction of the applicable contingent deferred sales load.  Class B Shares convert to Class A Shares after eight years.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The average annual total returns of One Group Diversified Equity Fund were higher, or its losses lower, than the average annual total returns of JPMorgan Diversified Fund in 5 out of the last 10 calendar years.  More information about the performance of One Group Diversified Equity Fund can be found in its current prospectus.

JPMorgan Diversified Fund

The Fund’s Past Performance

Year-By-Year Returns— Select Class Shares*,(1)

1994	0.60%
1995	26.47%
1996	13.42%
1997	18.47%
1998	18.29%
1999	13.87%
2000	-4.24%
2001	-5.89%
2002	-13.22%
2003	20.90%

Best Quarter 4th quarter, 1998	13.39%
Worst Quarter 3rd quarter, 2002	-11.01%

The Fund’s year-to-date total return as of September 30, 2004 was          %.

*                 Prior to a merger effective September 7, 2001, the Fund operated in a master-feeder structure.  The Fund’s performance for the period before Select Class Shares were launched on September 10, 2001 is based on the performance of the retail feeder (whose investment program was identical to the investment program of, and whose expenses were substantially similar to the current expenses of, the Select Class Shares) from January 1, 1994 to September 10, 2001.

(1)          The Fund’s fiscal year end is December 31.

AVERAGE ANNUAL TOTAL RETURNS

SHOWS PERFORMANCE OVER TIME FOR PERIODS ENDED DECEMBER 31, 2003 *,(1)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
CLASS A SHARES
Return Before Taxes	13.56%	0.23%	7.42%
CLASS B SHARES
Return Before Taxes	14.95%	1.01%	8.01%
CLASS C SHARES
Return Before Taxes	19.01%	1.34%	8.01%
SELECT CLASS SHARES
Return Before Taxes	20.90%	1.49%	8.09%
Return After Taxes on Distributions	20.45%	0.31%	6.44%
Return After Taxes on Distributions and Sale of Fund Shares	13.74%	0.60%	6.07%
FUND BENCHMARK (Reflects No Deduction for Fees, Expenses or Taxes)	21.20%	2.62%	9.28%
S&P 500 INDEX ^ (Reflects No Deduction for Fees, Expenses or Taxes)	28.68%	-0.57%	11.07%
LIPPER BALANCED FUNDS INDEX ^ (Reflects No Deduction for Taxes)	19.94%	2.96%	8.28%

*                 The performance figures for the period before Class A, B and C Shares were launched on March 24, 2003 are based on the performance of the Select Class Shares (whose investment program was identical to the investment program of, and whose expenses were most similar to the expenses Class A, B and C Shares).  Prior to a merger effective September 7, 2001, the Fund operated in a master-feeder structure. The Fund’s performance for the period before Select Class was launched on September 10, 2001 is based on the performance of the retail feeder that was merged out of existence (whose investment program was identical to the investment program of Class A, B and C Shares, and whose expenses were substantially similar to the current expenses of Class A Shares) from January 1, 1994 to September 10, 2001.  During this period, the actual returns of Class A, B and C Shares would have been lower than shown because Class A, B and C Shares have higher expenses than the Select Class Shares.  The Fund’s performance for the period before the Institutional Class Shares and the Select Class Shares were launched on September 10, 2001 is based on the performance of a institutional feeder and a retail feeder, respectively, that were merged out of existence (whose investment program was identical to the investment program of, and whose expenses were substantially similar to the current expenses of, the Institutional Class Shares and the Select Class Shares, respectively) from January 1, 1994 to September 10, 2001.

∧                    Investors cannot invest directly in an index.

(1)          Performance figures in the table for the Class A Shares reflect the deduction of the maximum front-end sales load and the performance figures in the table for Class B and Class C Shares reflect the deduction of the applicable contingent deferred sales load.  Class B Shares convert to Class A Shares after eight years.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The average annual total returns of One Group Balanced Fund were higher, or its losses lower, than the average annual total returns of JPMorgan Balanced Fund in five out of the last ten calendar years.  More information about the performance of One Group Balanced Fund can be found in your current prospectus for that fund.

JPMorgan Intermediate Tax Free Income Fund

The Fund’s Past Performance

Year-By-Year Returns— Select Class Shares*,(1)

1994	-3.96%
1995	14.39%
1996	3.76%
1997	8.21%
1998	6.56%
1999	-0.55%
2000	8.56%
2001	4.82%
2002	9.23%
2003	4.05%

Best Quarter	1st quarter, 1995	5.92%
Worst Quarter	1st quarter, 1994	-3.52%

The Fund’s year to date total return as of September 30, 2004 was         %.

*                 The performance for the period before Select Class Shares were launched on January 1, 1997 is based on the performance of the Fund’s predecessor, which was a common trust fund.  The historical performance of shares of the predecessor has been adjusted to reflect the fund’s expense level (absent reimbursements) that were in place at the time the Fund received the common trust fund assets.

(1)          The Fund’s fiscal year end is August 31.

AVERAGE ANNUAL TOTAL RETURNS

SHOWS PERFORMANCE OVER TIME FOR PERIODS ENDED DECEMBER 31, 2003 *,(2)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
CLASS A SHARES
Return Before Taxes	-0.67%	4.20%	4.90%
CLASS B SHARES
Return Before Taxes	-0.93%	4.83%	5.39%
SELECT CLASS SHARES
Return Before Taxes	4.05%	5.16%	5.39%
Return After Taxes on Distributions	3.89%	5.05%	N/A (1)
Return After Taxes on Distributions and Sale of Fund Shares	4.05%	4.97%	N/A (1)
LEHMAN COMPETITIVE INTERMEDIATE (1-17 Year) MATURITIES INDEX^ (Reflects No Deduction for Fees, Expenses or Taxes)	4.85%	5.69%	5.80%
LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS INDEX ^ (Reflects No Deduction for Taxes)	4.34%	4.90%	5.01%

*                 The performance in the table for the period before Class A and Class B C Shares were launched on December 31, 2003 is based upon the performance of the Select Class Shares.  The performance of the Fund prior to January 1, 1997 is based on the performance of the Fund’s predecessor, which was a common trust fund.  The historical performance of shares of the predecessor fund has been adjusted to reflect the Fund’s expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets.  The actual returns of Class A and Class B Shares would have been lower than those shown because Class A and Class B Shares have higher expenses than Select Class Shares.

(1)          After-tax returns have not been calculated for the periods prior to January 1, 1997, due to different tax and distribution requirements of the predecessor common trust fund.

∧                    Investors cannot invest directly in an index.

(2)          Performance figures in the table for the Class A Shares reflect the deduction of the maximum front-end sales load and the performance figures in the table for Class B and Class C Shares reflect the deduction of the applicable contingent deferred sales load.  Class B Shares convert to Class A Shares after eight years.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The average annual total returns of One Group Intermediate Tax-Free Bond Fund were higher, or its losses lower, than the average annual total returns of JPMorgan Intermediate Tax Free Income Fund in three out of the last ten calendar years, and the returns were the same in one out of the last ten years.  More information about the performance of One Group Intermediate Tax-Free Bond Fund can be found in its current prospectus.

JPMorgan Fleming International Equity Fund

The Fund’s Past Performance

Year-By-Year Returns— Select Class Shares*,(1)

1994	-4.15%
1995	9.83%
1996	10.45%
1997	5.11%
1998	13.54%
1999	39.16%
2000	-16.59%
2001	-16.99%
2002	-12.29%
2003	31.93%

Best Quarter 4th quarter, 1999	27.13%
Worst Quarter 3rd quarter, 2002	-19.71%

The Fund’s year-to-date total return as of September 30, 2004 was         %.

*                 On January 1, 1997, the Fund received the assets of two common trust funds which had been maintained by a predecessor of JPMorgan Chase Bank.  The performance of the Fund before that date is based on the historical performance of one of the common trust funds whose assets were transferred to the Fund.  The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund’s expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets.

(1)          The Fund’s fiscal year end is October 31.

AVERAGE ANNUAL TOTAL RETURNS

SHOWS PERFORMANCE OVER TIME FOR PERIODS ENDED DECEMBER 31, 2003 *,(2)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEAR
CLASS A SHARES
Return Before Taxes	23.86%	0.84%	3.76%
CLASS B SHARES
Return Before Taxes	25.77%	1.54%	4.28%
CLASS C SHARES
Return Before Taxes	29.74%	1.85%	4.28%
SELECT CLASS SHARES
Return Before Taxes	31.93%	2.20%	4.46%
Return After Taxes on Distributions	31.96%	1.08%	N/A (1)
Return After Taxes on Distributions and Sale of Fund Shares	21.29%	1.56%	N/A (1)
MSCI EAFE INDEX (Reflects No Deduction for Fees, Expenses or Taxes)^	38.59%	-0.05%	4.47%
LIPPER INTERNATIONAL FUNDS INDEX (Reflects No Deduction for Fees, Expenses or Taxes)^	36.00%	2.13%	5.31%

*                 The performance for the period before Class A and Class B Shares were launched on February 28, 2002 is based on the performance of the Select Class Shares.  The performance for the period before Class C Shares was launched on January 31, 2003 is based on Class B Shares of the Fund.  During these periods, the actual returns of Class A, Class B, and Class C Shares would have been lower than the performance shown because Class A, Class B, and Class C shares have higher expenses than Select Class Shares.  On January 1, 1997, the Fund received the assets of two common trust funds which had been maintained by a predecessor of JPMorgan Chase Bank.  The performance of the Select Class Shares before that date is based on the historical performance of one of the common trust funds whose assets were transferred to the Fund.  The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund’s expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets.

(1)          After-tax returns have not been calculated for the periods prior to January 1, 1997, due to different tax and distribution requirements of the predecessor common trust fund.

∧                    Investors cannot invest directly in an index.

(2)          Performance figures in the table for the Class A Shares reflect the deduction of the maximum front-end sales load and the performance figures in the table for Class B and Class C Shares reflect the deduction of the applicable contingent deferred sales load.  Class B Shares convert to Class A Shares after eight years.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The average annual total returns of One Group Diversified International Fund were higher, or its losses lower than, the average annual total returns of JPMorgan Fleming International Equity Fund in five out of the last ten calendar years.  More information about the performance of One Group Diversified International Equity Fund can be found in its current prospectus.

JPMorgan Global Healthcare Fund

The Fund’s Past Performance

Year-By-Year Returns— Select Class Shares(1)

2001	-13.48%
2002	-19.26%
2003	19.54%

Best Quarter 2nd quarter, 2003	12.88%
Worst Quarter 1st quarter, 2001	-15.73%

The Fund’s year-to-date total return as of September 30, 2004 was           %.

(1)          The Fund’s fiscal year end is October 31.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS

SHOWS PERFORMANCE OVER TIME FOR PERIODS ENDED DECEMBER 31, 2003 *(1),(2)

	PAST 1 YEAR	LIFE OF FUND(3)
CLASS A SHARES
Return Before Taxes(2)	12.44%	-2.70%
SELECT CLASS SHARES
Return Before Taxes	19.54%	-3.19%
Return After Taxes on Distributions	19.54%	-3.54%
Return After Taxes on Distributions and Sale of Fund Shares	12.70%	-2.92%
MSCI WORLD HEALTHCARE INDEX (Reflects No Deduction for Fees, Expenses or Taxes)(4)	19.50%	-2.50%
LIPPER HEALTH/BIOTECHNOLOGY FUNDS INDEX (Reflects No Deduction for Fees, Expenses or Taxes)(4)	30.55%	-4.17%

(1)          The Fund’s performance for the period before Class A Shares was launched on April 16, 2001 is based on the performance of Select Class Shares. During these periods, the actual returns of Class A Shares would have been lower than shown because Class A Shares have higher expenses than Select Class Shares.

(2)          Reflects a $2,000 gain to the net assets of the shares class resulted from capital shares transactions.

(3)          The Fund commenced operations on September 29, 2000.

(4)          Performance for the indexes is as of September 30, 2000.  Investors cannot invest directly in an index.

(5)          Performance figures in the table for the Class A Shares reflect the deduction of the maximum front-end sales load.

The average annual total return of One Group Health Sciences Fund was higher than the average annual total return of JPMorgan Global Healthcare Fund in calendar year 2003, but the Fund’s loss in calendar year 2002 was greater than the loss of the JPMorgan Global Healthcare Fund over that same period.  More information about the performance of One Group Health Sciences Fund can be found in its current prospectus.

JPMORGAN GLOBAL HEALTHCARE FUND

The portfolio is managed by Georgina Perceval Maxwell, a portfolio manager in the Global Equity Group in London.  Ms. Maxwell joined JPMIM in 1997 as an Asian specialist responsible for asset allocation of Asian Portfolios and stock selection in the Southeast Asian markets.

ADDITIONAL INFORMATION ABOUT THE
ONE GROUP FUNDS AND JPMORGAN FUNDS

For more information regarding the JPMorgan U.S. Equity Fund, JPMorgan Fleming International Equity Fund, JPMorgan Diversified Fund, JPMorgan Intermediate Tax Free Income Fund, and JPMorgan Global Healthcare Fund, see the prospectus and SAI for each of the Funds filed                      , 2004, which have been filed with the SEC.  The annual reports dated August 31, 2003 (JPMorgan Intermediate Tax Free Income Fund), October 31, 2003 (for JPMorgan Global Healthcare Fund and JPMorgan Fleming International Equity Fund) and December 31, 2003 (for JPMorgan U.S. Equity Fund and JPMorgan Diversified Fund) and semi-annual reports dated February 29, 2004, April 30, 2004 and June 30, 2004, respectively, which highlight certain important information such as investment results and financial information, have been filed with the SEC.  You may receive a copy of the prospectuses, SAIs, annual reports and semi-annual reports without charge by contacting JPMorgan Funds at (800) 348-4782 or writing JPMorgan Funds at the address listed on the cover page of this Proxy Statement/Prospectus.

For more information about One Group Diversified Equity Fund, One Group Balanced, One Group Diversified International Fund and One Group Health Sciences Fund see the Prospectus for One Group Equity Funds (Class A, Class B and Class C shares) dated October 29, 2004 and the Prospectus for One Group Equity Funds (Class I shares) dated October 29, 2004.  For more information about One Group Intermediate Tax-Free Bond Fund, see the Prospectus for One Group Municipal Bond Funds (Class A, Class B and Class C shares) dated October 29, 2004 and the Prospectus for One Group Municipal Bond Funds (Class I shares) dated October 29, 2004.  For more information about each One Group Fund, see the SAI of One Group Mutual Funds dated October 29, 2004.  The annual reports of each One Group Fund for the twelve months ended June 30, 2004, which highlight certain important information such as investment results and financial information, have been filed with the SEC.  The prospectuses of each One Group Fund listed above and the SAI of One Group Mutual Funds have been filed with the SEC and  you may receive a copy of the prospectuses, SAI, annual reports and any subsequent semi-annual reports without charge by contacting One Group Funds at (800) 480-4111 or by writing to the Funds at the address listed on the cover page of this Proxy Statement/Prospectus.

Both One Group Funds and JPMorgan Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith file reports and other information including proxy material, reports and charter documents with the SEC.  These reports and other information can be inspected and copied at the public reference facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, DC 20549.  Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, DC 20549 at prescribed rates.

FINANCIAL HIGHLIGHTS

The fiscal year end of each of One Group Funds is June 30.  The fiscal year end of JPMorgan Intermediate Tax Free Income Fund is August 31.  The fiscal year end of JPMorgan Global Healthcare Fund and the JPMorgan Fleming International Equity Fund is October 31.  The fiscal year end of JPMorgan Diversified Fund and JPMorgan U.S. Equity Fund is December 31.

“The financial highlights, with the exception of the six-month period ended February 29, 2004, of the JPMorgan Intermediate Tax Free Income Fund that are contained in Appendix D, have been derived from financial statements audited by PricewaterhouseCoopers LLP.

The financial highlights, with the exception of the six-month period ended April 30, 2004, of the JPMorgan Global Healthcare Fund and JPMorgan Fleming International Equity Fund that are contained in Appendix D, have been derived from financial statements audited by PricewaterhouseCoopers LLP.

The financial highlights, with the exception of the six-month period ended June 30, 2004, of the JPMorgan U.S. Equity Fund that are contained in Appendix D, have been derived from financial statements audited by PricewaterhouseCoopers LLP.

The financial highlights of the JPMorgan Diversified Fund that are contained in Appendix D have been derived from financial statements audited by PricewaterhouseCoopers LLP.”

Discussion regarding the historical performance of each of JPMorgan Funds is contained in Appendix E.

LEGAL PROCEEDINGS

Information with regard to legal proceedings can be found at Appendix F.

DISTRIBUTOR

J.P. Morgan Funds Distributor, Inc. is the current distributor for the JPMorgan Funds One Group Dealer Services, Inc., whose address is 1111 Polaris Parkway, Columbus, Ohio, serves as the distributor to the JPMorgan Funds (effective February 19, 2005) and the One Group Funds.  The distributor is indirect wholly owned subsidiary of JPMorgan Chase & Co and an affiliate of JPMIM and BOIA.

ADMINISTRATOR

JPMorgan Chase Bank is the current administrator to the Funds.  Effective February 19, 2005, One Group Administrative Services, Inc., whose address is 1111 Polaris Parkway, Columbus, Ohio, will serve as the administrator to JPMorgan Funds and One Group Funds. One Group Administrative Services, Inc. is an indirect wholly owned subsidiary of JPMorgan Chase & Co. and an affiliate of JPMIM and BOIA.

FORM OF ORGANIZATION

Each One Group Fund is a diversified series of One Group Mutual Funds, an open-end management investment company organized as a Massachusetts business trust.  One Group Mutual Funds is governed by a Board of Trustees consisting of 7 members.

JPMorgan Global Healthcare Fund is a diversified series of J.P. Morgan Series Trust, an open-end management investment company organized as a Massachusetts business trust.  J.P. Morgan Series Trust is governed by a Board of Trustees consisting of 10 members.

JPMorgan U.S. Equity Fund and JPMorgan Diversified Fund is a diversified series of J.P. Morgan Institutional Funds, an open-end management investment company organized as a Massachusetts business trust.  J.P. Morgan Institutional Funds is governed by a Board of Trustees consisting of 10 members.

JPMorgan Fleming International Equity Fund is a diversified series of J.P. Morgan Mutual Fund Select Group, an open-end management investment company organized as a Massachusetts business trust.  J.P. Morgan Mutual Fund Select Group is governed by a Board of Trustees consisting of 10 members.

JPMorgan Intermediate Tax Free Income Fund is a diversified series of J.P. Morgan Mutual Fund Select Trust, an open-end management investment company organized as a Massachusetts business trust.  J.P. Morgan Mutual Fund Select Trust is governed by a Board of Trustees consisting of 10 members.

JPMorgan Trust I is an open-end investment management company that was formed in anticipation of the reorganizations and redomiciliations proposed as part of a series of initiatives designed to integrate the operations of One Group Funds and JPMorgan Funds and [to seek to take advantage of potential economies of scale that may result from eliminating certain costs associated with operating multiple corporate or business trust entities in two different states.]  JPMorgan Trust I is organized as a Delaware statutory trust.

The chart in Appendix H provides information with respect to the similarities and differences in the forms of organization of these entities.  Shareholders who wish to make a more thorough comparison should refer to the provisions of the governing documents of these entities and relevant state law.  Copies of these governing documents are available to shareholders without charge upon written request.

CAPITALIZATION

The following table shows the capitalization of each of One Group Funds and JPMorgan Funds as of the dates noted below and on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma capitalization information is for informational purposes only.  No assurance can be given as to how many shares of the JPMorgan Funds will be received by shareholders of the corresponding One Group Funds on the Closing Date, and the information should not be relied upon to reflect the number of shares of the JPMorgan Funds that will actually be received.

As of June 30, 2004.

Amounts in thousands, except per share amounts

	One Group Diversified Equity Fund		JPMorgan U.S. Equity Fund	Share Adjustments	Pro Forma after Reorganization
Net Assets
Class A	$154,895		$49,762		$204,657
Class B	$28,128		$28,595		$56,723
Class C	$12,126		$4,600		$16,726
Select	$1,742,208	(a)	$327,320		$2,069,528
Institutional	$—		$89,924		$89,924
Total	$1,937,357		$500,201		$2,437,558

Shares Outstanding
Class A	13,333		4,823	1,676	19,832
Class B	2,516		2,793	231	5,540
Class C	1,077		449	107	1,633
Select	149,446	(a)	31,767	19,700	200,913
Institutional	—		8,727	—	8,727
Total	166,372		48,559	21,714	236,645

Net Asset Value Per Share
Class A	$11.62		$10.32		$10.32
Class B	$11.18		$10.24		$10.24
Class C	$11.26		$10.24		$10.24
Select	$11.66	(a)	$10.30		$10.30
Institutional	$—		$10.30		$10.30

(a)  -  Formerly Class I shares

See unaudited notes to pro forma financial statements.

As of June 30, 2004.

Amounts in thousands, except per share amounts

	One Group Balanced Fund		JPMorgan Diversified Fund	Share Adjustments	Pro Forma after Reorganization
Net Assets
Class A	$115,370		$43,741		$159,111
Class B	$176,001		$13,852		$189,853
Class C	$6,377		$742		$7,119
Institutional	$—		$248,044		$248,044
Select	$28,045	(a)	$136,725		$164,770
Total	$325,793		$443,104		$768,897

Shares Outstanding
Class A	9,166		3,386	(236)	12,316
Class B	13,915		1,072	(293)	14,694
Class C	505		57	(11)	551
Institutional	—		19,188	—	19,188
Select	2,230	(a)	10,569	(63)	12,736
Total	25,816		34,272	(603)	59,485

Net Asset Value Per Share
Class A	$12.59		$12.92		$12.92
Class B	$12.65		$12.92		$12.92
Class C	$12.63		$12.92		$12.92
Institutional	$—		$12.93		$12.93
Select	$12.58	(a)	$12.94		$12.94

(a)  -  Formerly Class I shares

See unaudited notes to pro forma financial statements.

As of February 29, 2004.

Amounts in thousands, except per share amounts

	One Group Intermediate Tax-Free Bond Fund		JPMorgan Intermediate Tax Free Income Fund	Share Adjustments	Pro Forma after Reorganization
Net Assets
Class A	$69,114		$15		$69,129
Class B	$15,631		$15		$15,646
Class C	$—		$41		$41
Institutional	$—		$423,869		$423,869
Select	$569,079	(a)	$1,137,071		$1,706,150
Total	$653,824		$1,561,011		$2,214,835

Shares Outstanding
Class A	6,010		1	144	6,155
Class B	1,356		1	36	1,393
Class C	—		4	—	4
Institutional	—		37,782	—	37,782
Select	49,475	(a)	101,303	1,245	152,023
Total	56,841		139,091	1,425	197,357

Net Asset Value Per Share
Class A	$11.50		$11.23		$11.23
Class B	$11.53		$11.23		$11.23
Class C	$—		$11.22		$11.22
Institutional	$—		$11.22		$11.22
Select	$11.50	(a)	$11.22		$11.22

(a)  -  Formerly Class I shares

As of April 30, 2004

Amounts in thousands, except per share amounts

	One Group Diversified International Fund		JPMorgan Fleming International Equity Fund	Share Adjustments	Pro Forma after Reorganization
Net Assets
Class A	$36,014		$41,906		$77,920
Class B	$9,922		$508		$10,430
Class C	$1,665		$4,210		$5,875
Select	$1,019,324	(a)	$1,022,867		$2,042,191
Total	$1,066,925		$1,069,491		$2,136,416

Shares Outstanding
Class A	2,648		1,640	(1,239)	3,049
Class B	802		20	(412)	410
Class C	135		166	(69)	232
Select	74,627	(a)	39,955	(34,810)	79,772
Total	78,212		41,781	(36,530)	83,463

Net Asset Value Per Share
Class A	$13.60		$25.56		$25.56
Class B	$12.37		$25.45		$25.45
Class C	$12.37		$25.40		$25.40
Select	$13.66	(a)	$25.60		$25.60

(a)  -  Formerly Class I shares

See unaudited notes to pro forma financial statements.

As of April 30, 2004

Amounts in thousands, except per share amounts

	One Group Health Sciences Fund		JPMorgan Global Healthcare Fund	Share Adjustments	Pro Forma after Reorganization
Net Assets
Class A	$10,867		$182		$11,049
Class B	$9,910		$—		$9,910
Class C	$1,049		$—		$1,049
Select	$432	(a)	$8,212		$8,644
Total	$22,258		$8,394		$30,652

Shares Outstanding
Class A	981		13	(230)	764
Class B	912		—	(227)	685
Class C	97		—	(24)	73
Select	39	(a)	614	(7)	646
Total	2,029		627	(488)	2,168

Net Asset Value Per Share
Class A	$11.08		$14.47		$14.47
Class B	$10.86		$—		$14.47
Class C	$10.86		$—		$14.47
Select	$11.15	(a)	$13.36		$13.36

(a)  -  Formerly Class I shares

See unaudited notes to pro forma financial statements.

DIVIDENDS AND DISTRIBUTIONS

One Group Diversified Equity Fund generally declares dividends on the last business day of each quarter.  Dividends are distributed on the first business day of the next month after they are declared.  One Group Balanced Fund generally declares dividends on the last business day of the month. Dividends are distributed on the first business day of the next month after they are declared.  One Group Intermediate Tax-Free Bond Fund generally declares dividends on the last business day of each month.  Dividends are distributed on the first business day of each month.  One Group Diversified International Fund and One Group Health Sciences Fund generally declare dividends on the last business day of each year.  Dividends are distributed on the first business day of the next month after they are declared.  Capital gains, if any, for all One Group Funds are distributed at least annually.  [The dates on which dividends and capital gains will be distributed for calendar year 2004 are available online at www.onegroup.com.]

JPMorgan U.S. Equity Fund and JPMorgan Diversified Fund generally distribute any net investment income at least quarterly.  JPMorgan Intermediate Tax Free Income Fund declares dividends daily and distributes any net investment income (other than short-term capital gains) at least monthly.  Net capital gain is distributed annually.  JPMorgan Fleming International Equity Fund and JPMorgan Global Healthcare Fund each declare and pay any net investment income and net capital gain at least annually.

One Group Funds and JPMorgan Funds pay dividends and distributions on a per-share basis.  This means that the value of your shares will be reduced by the amount of the payment.  If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

For additional information on the dividend policies of JPMorgan Funds, see “How to Do Business with the Funds” in Appendix B.

OTHER BUSINESS

The Board does not intend to present any other business at the Meeting.  If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

SHAREHOLDER COMMUNICATIONS WITH THE BOARD

[Shareholders who wish to communicate with the Board of Trustees of One Group Funds should send communications to the attention of the Secretary of One Group Funds at 111 Polaris Parkway, Columbus, Ohio 43271-1235, and communications will be directed to the Trustee or Trustees indicated in the communication or, if no Trustee or Trustees are indicated, to the Chairman of the Board of Trustees.]  [process to be confirmed]

VOTING INFORMATION

This Proxy Statement/Prospectus is furnished in connection with a solicitation of proxies by the Board of Trustees of One Group Mutual Funds to be used at the Meetings.  This Proxy Statement/Prospectus, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of One Group Funds on or about November    , 2004.  Only shareholders of record as of the close of business on the Record Date, October 27, 2004, will be entitled to notice of, and to vote at, the Meetings and any adjournments or postponements thereof.  If the enclosed form of proxy card is properly executed and returned in time to be voted at the respective Meetings, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon.  Unmarked but properly executed proxy cards will be voted “FOR” the relevant Reorganization and “FOR” any other matters deemed appropriate.

A shareholder may revoke a proxy at any time on or before a Meeting by either (1) submitting a subsequently dated proxy, (2) delivering a notice of revocation to One Group Funds at the address on the cover of this Proxy Statement/Prospectus or (3) otherwise giving notice of revocation in open meeting, in all cases prior to the exercise of authority granted in the proxy.  Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, for approval of the Reorganization Agreement and the Reorganization contemplated thereby.

PROXY SOLICITATION

Proxies are solicited by mail.  Additional solicitations may be made by telephone, e-mail or other personal contact by officers or employees of              and its affiliates or by proxy soliciting firms retained by             .               has also retained, pursuant to its standard contract,               (“         ”) to provide proxy solicitation services in connection with the Meeting at an estimated cost of $         .  In addition,              may reimburse persons holding shares in their names or in the names of their nominees for expenses incurred in forwarding solicitation material to their beneficial owners.  The cost of the solicitation will be borne by             .

As the meeting date approaches, shareholders of One Group Funds may receive a call from a representative of                or           if the Fund has not yet received their vote.  Authorization to permit                or          to execute proxies may be obtained by telephonic or electronically transmitted instructions from shareholders of One Group Funds.  Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below.  Management of One Group Funds believes that these procedures are reasonably designed to ensure that the identity of the shareholder casting the vote is accurately determined and that the voting instructions of the shareholder are accurately determined.  In all cases where a telephonic proxy is solicited, the                or           representative is required to ask the shareholder for the shareholder’s full name, address, social security number or employer identification number, title (if the person giving the proxy is authorized to act on behalf of an entity, such as a corporation), the number of shares owned and to confirm that the shareholder has received this Proxy Statement/Prospectus in the mail.

If the shareholder information solicited agrees with the information provided to                 or           by a One Group Fund, the                 or           representative has the responsibility to explain the process, read the proposals listed on the proxy card and ask for the shareholder’s instructions on the proposal.  The                 or           representative, although permitted to answer questions about the process, is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement/Prospectus.                  or           will record the shareholder’s instructions on the card.  Within 72 hours,                or           will send the shareholder a letter or mailgram confirming the shareholder’s vote and asking the shareholder to call                or           immediately if the shareholder’s instructions are not correctly reflected in the confirmation.

QUORUM

For each One Group Fund a majority of each of One Group Fund’s shares entitled to vote that are outstanding at the close of business on the Record Date and are present in person or represented by proxy will constitute a quorum for the Meeting.

VOTE REQUIRED

For each of One Group Funds, approval of a Reorganization Agreement will require, if a quorum is present at the Meeting, the affirmative vote of a majority of the outstanding voting securities of One Group Fund, which is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of One Group Fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of One Group Fund.

Shareholders of each One Group Fund are entitled to one vote for each share.  Fractional shares are entitled to proportional voting rights.

EFFECT OF ABSTENTIONS AND BROKER “NON-VOTES”

For purposes of determining the presence of a quorum for transacting business at the Meeting, executed proxies marked as abstentions and broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present for quorum purposes but which have not been voted.  Accordingly, abstentions and broker non-votes will effectively be a vote against adjournment and against Proposal 1, for which the required vote is a percentage of the shares outstanding and entitled to vote on the matter.

ADJOURNMENTS

In the event that sufficient votes to approve a proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies.  Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy and entitled to vote at the Meeting.  In determining whether to adjourn the Meeting with respect to a proposal, the following factors may be considered:  the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation.  In addition, if in the judgment of the persons named as proxies, it is advisable to defer action on one or more proposals, such persons may propose one or more adjournments of the Meeting with respect to any such proposal for a reasonable period or periods.  In the event of an adjournment, no further notice is needed other than announcement at the Meeting to be adjourned.  Generally, votes cast in favor of a proposal will be voted in favor of adjournment while votes cast against a proposal will be voted against adjournment. The persons named as proxies will vote upon such adjournment after consideration of the best interests of all shareholders.

SHAREHOLDER VOTING RIGHTS

None of One Group Funds holds annual shareholder meetings.  Each One Group Fund is a series of a Massachusetts business trust.  The 1940 Act requires that a shareholder meeting be called for the purpose of electing Trustees at such time as less than a majority of Trustees holding office have been elected by shareholders.  A One Group Fund will hold a shareholder meeting upon the written request of shareholders holding at least 20% of that Fund’s outstanding shares.

FUTURE SHAREHOLDER PROPOSALS

You may request inclusion in Your Fund’s proxy statement for shareholder meetings for certain proposals for action which you intend to introduce at such meeting.  Any shareholder proposals must be presented a reasonable time before the proxy materials for the next meeting are sent to shareholders.  The submission of a proposal does not guarantee its inclusion in the proxy statement and is subject to limitations under the federal securities laws.  One Group Funds are not required to hold regular meetings of shareholders, and in order to minimize its costs, do not intend to hold meetings of the shareholders unless required by applicable law, regulation, regulatory policy, or unless otherwise deemed advisable by the Board of the Fund’s management.  Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders.

RECORD DATE AND OUTSTANDING SHARES

Only shareholders of record of each of One Group Funds at the close of business on the Record Date are entitled to notice of and to vote at the Meeting and at any postponement or adjournment thereof.  The chart below lists the number of shares of each class of each One Group Fund that were outstanding and entitled to vote as of the close of business on the Record Date:

Shares Outstanding on Record Date

Class	One Group Diversified Equity Fund
Class A
Class B
Class C
Class I

Class	One Group Balanced Fund
Class A
Class B
Class C
Class I

Class	One Group Intermediate Tax- Free Bond Fund
Class A
Class B
Class I

Class	One Group Diversified International Fund
Class A
Class B
Class C
Class I

Class	One Group Health Sciences Fund
Class A
Class B
Class C
Class I

[As of                , 2004, [date to be within 30 days of filing] the following persons owned of record or beneficially 5% or more of the outstanding shares of the class identified of One Group Funds and JPMorgan Funds, respectively.]

Fund	Name and Address of Owner	Type of Ownership	Number of Shares / % Owned	Percentage of Class of Shares	Percentage of Fund	Percentage of Combined Fund after Reorganization*

*                                         On a pro forma basis, assuming the value of the shareholder’s interest in the Fund on the date of consummation of each Reorganization is the same on                   , 2004.

As of the Record Date, the officers and Trustees of One Group® Mutual Funds beneficially owned as a group       ,       ,     ,     and       shares of One Group Diversified Equity Fund, One Group Balanced Fund, One Group Intermediate Tax-Free Bond Fund, One Group Diversified International Fund and One Group Health Sciences Fund, respectively, or approximately          %,             %,             %,             % and             % of the outstanding voting securities of each Fund, respectively.

As of the Record Date, the officers and Trustees of J.P. Morgan Institutional Funds beneficially owned as a group       ,       , and        shares of JPMorgan U.S. Equity Fund, and JPMorgan Diversified Fund, respectively, or approximately         %,         %, and           % of the outstanding voting securities of each Fund, respectively.

As of the Record Date, the officers and Trustees of J.P. Morgan Mutual Fund Select Trust beneficially owned as a group          shares of JPMorgan Intermediate Tax Free Income Fund or approximately         % of the outstanding voting securities of the Fund.

As of the Record Date, the officers and Trustees of J.P. Morgan Mutual Fund Select Group beneficially owned as a group            shares of JPMorgan Fleming International Equity Fund, or approximately         % of the outstanding voting securities of the Fund.

As of the Record Date, the officers and Trustees of J.P. Morgan Series Trust beneficially owned as a group               shares of JPMorgan Global Healthcare Fund or approximately         % of the outstanding voting securities of the Fund.

The votes of the shareholders of JPMorgan Funds are not being solicited since their approval or consent is not necessary for the Reorganization to take place.

[list control persons (i.e. 25% or more ownership) in any fund, if applicable, and disclose name and address and effect of control on voting rights of other shareholders]

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of JPMorgan Funds will be passed upon by Dechert LLP, 1775 I Street, N.W., Washington, DC 20006.

THE TRUSTEES OF ONE GROUP MUTUAL FUNDS, INCLUDING THE INDEPENDENT TRUSTEES, RECOMMEND APPROVAL OF THE REORGANIZATION AGREEMENTS AND ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE RELEVANT REORGANIZATION AGREEMENT.

APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

[JPMORGAN FUND]

ONE GROUP MUTUAL FUNDS

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this            day of           , 2004, by and between [JPMorgan Fund], a [Massachusetts business trust/Maryland corporation] (“JPMorgan”), with its principal place of business at 522 Fifth Avenue, New York, New York 10036, on behalf of its series, [JPMorgan Series] (“Acquiring Fund”), and One Group Mutual Funds, a Massachusetts business trust (“OGMF”), with its principal place of business at 1111 Polaris Parkway, Suite 2, Columbus, Ohio  43240, on behalf of its series, [OG Series] (“Acquired Fund”).

WHEREAS, each of the Acquired Fund and the Acquiring Fund is a series of an open-end, investment company of the management type registered pursuant to the Investment Company Act of 1940 (“1940 Act”);

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (“Code”);

WHEREAS, the contemplated reorganization and liquidation will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund to the Acquiring Fund in exchange solely for classes of shares of beneficial interest of the Acquiring Fund (“Acquiring Fund Shares”) corresponding to the classes of outstanding shares of beneficial interest of the Acquired Fund (“Acquired Fund Shares”), as described herein, (2) the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and (3) the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, as provided herein (“Reorganization”), all upon the terms and conditions hereinafter set forth in this Agreement;

WHEREAS, the Acquired Fund currently owns securities that are substantially similar to the those in which the Acquiring Fund is permitted to invest;

WHEREAS, the Trustees of JPMorgan have determined, with respect to the Acquiring Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Trustees of OGMF have determined, with respect to the Acquired Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.                                       TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

1.1                                 Subject to requisite approvals and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, OGMF, on behalf of the Acquired Fund, agrees to sell, assign, convey, transfer and deliver all of its property and assets, as set forth in paragraph 1.2, to the Acquiring Fund, and JPMorgan, on behalf of the Acquiring Fund, agrees in exchange therefor: (a) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares corresponding to each class of the Acquired Fund Shares as of the time and date set forth in paragraph 3, determined by dividing the value of the Acquired Fund’s net assets with respect to each class of the Acquired Fund (computed in the manner and as of the time and date set forth in paragraph 2.1) by the net asset value of one share of the corresponding class of Acquiring Fund Shares (computed in the manner and as of the time and date set forth in paragraph 2.2); and (b) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3.  Such transactions shall take place on the date of the closing provided for in paragraph 3.1 (“Closing Date”).  [For purposes of this Agreement, the Class [ ] shares of the Acquired Fund correspond to the Class [ ] shares of the Acquiring Fund, the Class [ ] shares of the Acquired Fund correspond to the Class [ ] shares of the Acquired Fund, and the term Acquiring Fund Shares should be read to include each such class of shares of the Acquiring Fund.]

1.2                                 The property and assets of OGMF attributable to the Acquired Fund and to be sold, assigned, conveyed, transferred and delivered to and acquired by JPMorgan, on behalf of the Acquiring Fund, shall consist of all assets and property, including, without limitation, all rights, cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Valuation Date as defined in paragraph 2.1 (collectively, “Assets”).  The Acquired Fund will sell, assign, convey, transfer and deliver to the Acquiring Fund any rights, stock dividends, or other securities received by the Acquired Fund after the Closing Date as stock dividends or other distributions on or with respect to the property and assets transferred, which rights, stock dividends, and other securities shall be deemed included in the property and assets transferred to the Acquiring Fund at the Closing Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Closing Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

1.3                                 The Acquired Fund will make reasonable efforts to discharge all of its known liabilities and obligations prior to the Valuation Date.  JPMorgan, on behalf of the Acquiring Fund, shall assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date (collectively, “Liabilities”).  On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4                                 Immediately following the actions contemplated by paragraph 1.1, OGMF shall take such actions necessary to complete the liquidation of the Acquired Fund.  To complete the liquidation, OGMF, on behalf of the Acquired Fund, shall (a) distribute to its shareholders of record with respect to each class of Acquired Fund Shares as of the Closing Date, as defined in paragraph 3.1 (“Acquired Fund Shareholders”), on a pro rata basis within that class, the Acquiring Fund Shares of the corresponding class received by OGMF, on behalf of the Acquired Fund, pursuant to paragraph 1.1 and (b) completely liquidate.  Such liquidation shall be accomplished, with respect to each class of Acquired Fund Shares, by the transfer of the corresponding Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders.  The aggregate net asset value of each class of Acquiring Fund Shares to be so credited to each corresponding class of Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund Shares of the corresponding class owned by Acquired Fund Shareholders on the Closing Date.  All issued and outstanding Acquired Fund Shares will be canceled on the books of the Acquired Fund.  The Acquiring Fund shall not issue certificates representing any class of Acquiring Fund Shares in connection with such exchange.

1.5                                 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.

1.6                                 Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.                                       VALUATION

2.1                                 The value of the Assets shall be determined as of the “close of business” (as defined in paragraph 3.1) on the Closing Date (such time and date being hereinafter called the “Valuation Date”), computed using the valuation procedures set forth in the then-current prospectus and statement of additional information, as supplemented, with respect to the Acquired Fund and valuation procedures established by OGMF’s Board of Trustees.  All computations of value shall be made by [          ], in its capacity as [          ] for the Acquired Fund, and shall be subject to confirmation by the Acquiring Fund’s recordkeeping agent.

2.2                                 The net asset value per share of each class of Acquiring Fund Shares shall be determined to the nearest full cent on the Valuation Date, using the valuation procedures set forth in the then-current prospectus and statement of additional information, as supplemented,  with respect to the Acquiring Fund and valuation procedures established by JPMorgan’s Board of Trustees.  All computations of value shall be made by [          ], in its capacity as [          ] for the Acquiring Fund, and shall be subject to confirmation by the Acquired Fund’s recordkeeping agent.

2.3                                 The number of Acquiring Fund Shares of each class to be issued in exchange for the Assets shall be determined with respect to each such class by dividing the value of the net assets with respect to each class of Acquired Fund Shares, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share of the corresponding class, determined using the same valuation procedures referred to in paragraph 2.2.

3.                                       CLOSING AND CLOSING DATE

3.1                                 The Closing Date shall be [February 18], 2005, or such other date as the parties may agree.  All acts taking place at the closing of the transactions provided for in this Agreement (“Closing”) shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise agreed to by the parties.  The “close of business” on the Closing Date shall be as of [    ] p.m., Eastern Time and after the declaration of any dividends.  The Closing shall be held at the offices of [          ] or at such other time and/or place as the parties may agree.

3.2                                 OGMF shall direct [          ], as custodian for the Acquired Fund (“Acquired Fund Custodian”), to deliver to JPMorgan, at the Closing, a certificate of an authorized officer stating that (i) the Assets of the Acquired Fund have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets of the Acquired Fund, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Fund Custodian to [          ], as the custodian for the Acquiring Fund (“Acquiring Fund Custodian”).  Such presentation shall be made for examination no later than five business days preceding the Closing Date, and such certificates and other written instruments shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Acquired Fund Custodian shall deliver to the Acquiring Fund Custodian as of the Closing Date by book entry, in accordance with the customary practices of the Acquired Fund Custodian and of each securities depository, as defined in Rule 17f-4 under the 1940 Act, the Assets deposited with such depositories.  The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3                                 OGMF shall direct [          ], in its capacity as transfer agent for the Acquired Fund (“Transfer Agent”), to deliver to JPMorgan at the Closing a certificate of an authorized officer stating that its records contain the name and address of each Acquired Fund Shareholder and the number and percentage ownership of each outstanding class of Acquired Fund Shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Fund shall deliver to the Secretary of the Acquired Fund a confirmation evidencing that (a) the appropriate number of Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.4 and (b) the appropriate number of Acquiring Fund Shares have been credited to the accounts of the Acquired Fund Shareholders on the books of the Acquiring Fund pursuant to paragraph 1.4.  At the Closing each party shall deliver to the other party such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as the other party or its counsel may reasonably request.

3.4                                 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable (in the judgment of the Board of Trustees of JPMorgan with respect to the Acquiring Fund and the Board of Trustees of OGMF with respect to the Acquired Fund), the Closing Date shall be postponed until the first Friday (that is also a business day) after the day when trading shall have been fully resumed and reporting shall have been restored.

4.                                       REPRESENTATIONS AND WARRANTIES

4.1                                 Except as has been fully disclosed to JPMorgan in Schedule 4.1 to this Agreement, OGMF, on behalf of the Acquired Fund, represents and warrants to JPMorgan as follows:

(a)                                  The Acquired Fund is duly established as a series of OGMF, which is a business trust duly organized, existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under its Declaration of Trust, as amended (“Charter”), to own all of its Assets and to carry on its business as it is being conducted as of the date hereof.  OGMF is not required to qualify as a foreign trust or association in any jurisdiction.  OGMF has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in paragraph 4.1(c).  The obligations of OGMF entered into in the name or on behalf thereof by any of the Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of OGMF personally, but bind only the assets of OGMF and all persons dealing with any series or funds of OGMF, such as the Acquiring Fund, must look solely to the assets of OGMF belonging to such series or fund for the enforcement of any claims against OGMF.

(b)                                 OGMF is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of each class of Acquired Fund Shares under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect.

(c)                                  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d)                                 The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e)                                  On the Closing Date, OGMF, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, convey, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, JPMorgan, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act.

(f)                                    The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the OGMF’s Charter or Code of Regulations or of any agreement, indenture, instrument, contract, lease or other undertaking to which OGMF, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which OGMF, on behalf of the Acquired Fund, is a party or by which it is bound.

(g)                                 All material contracts or other commitments of the Acquired Fund (other than this Agreement, contracts listed in Schedule 4.1 and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date.  Each contract listed in Schedule 4.1 is a valid, binding and enforceable obligation of each party thereto and the assignment by the Acquired Fund to the Acquiring Fund of each such contract will not result in the termination of such contract, any breach or default thereunder or the imposition of any penalty thereunder.

(h)                                 Except as disclosed in Schedule 4.1 to this Agreement, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to OGMF’s knowledge, threatened against OGMF, with respect to the Acquired Fund or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  Except as disclosed in Schedule 4.1 to this Agreement, OGMF, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

(i)                                     The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at June 30, 2004, have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (true and correct copies of which have been furnished to JPMorgan) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent, accrued or other liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein. The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at December 31, 2004 (unaudited), will be when sent to Acquired Fund shareholders in the regular course in accordance with GAAP consistently applied, and such statements (true and correct copies of which will be furnished to JPMorgan) will present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and all known contingent, accrued or other liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date will be disclosed therein.

(j)                                     Since June 30, 2004, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness.  For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change.

(k)                                  On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of OGMF’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

(l)                                     For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed substantially all of (i) the excess of (x) its investment income excludible from gross income under Section 103 of the Code over (y) its deductions disallowed under Sections 265 and 171 of the Code (net tax-exempt income), (ii) its investment company taxable income (computed without regard to any deduction for dividends paid) and (iii) any net capital gain (after reduction for any capital loss carryover) (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends intended to be sufficient to distribute all of its net tax-exempt income, investment company taxable income and net capital gain for the period ending on the Closing Date.

(m)                               All issued and outstanding Acquired Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by OGMF and will have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws.  All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3.  The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund Shares, nor is there outstanding any security convertible into any of the Acquired Fund Shares.  The Acquired Fund will review its assets to ensure that at any time prior to the Closing Date its assets do not include any assets that the Acquiring Fund is not permitted, or reasonably believes to be unsuitable for it, to acquire, including without limitation any security that, prior to its acquisition by the Acquired Fund, is unsuitable for the Acquiring Fund to acquire.

(n)                                 The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Board of Trustees of OGMF, and by the approval of the Acquired Fund’s shareholders, as described in paragraph 8.1, and this Agreement constitutes a valid and binding obligation of OGMF, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o)                                 The combined proxy statement and prospectus (“Proxy Statement”) to be included in the Registration Statement (as defined in paragraph 5.6), insofar as it relates to the Acquired Fund, will from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Proxy Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.  The information to be furnished by the Acquired Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

4.2                                 Except as has been fully disclosed to OGMF in Schedule 4.2 to this Agreement, JPMorgan, on behalf of the Acquiring Fund, represents and warrants to OGMF as follows:

(a)                                  The Acquiring Fund is duly established as a series of JPMorgan, which is a business trust duly organized, existing, and in good standing under the laws of the Commonwealth of Massachusetts with the power under JPMorgan’s Declaration of Trust to own all of its properties and assets and to carry on its business as contemplated by this Agreement.  JPMorgan is not required to qualify as a foreign trust or association in any jurisdiction.  JPMorgan has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in paragraph 4.2(c).  The obligations of JPMorgan entered into in the name or on behalf thereof by any of the Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of JPMorgan personally, but bind only the assets of JPMorgan and all persons dealing with any series or funds of JPMorgan, such as the Acquired Fund, must look solely to the assets of JPMorgan belonging to such series or fund for the enforcement of any claims against JPMorgan.

(b)                                 JPMorgan is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of each class of the Acquiring Fund Shares under the 1933 Act will be in full force and effect as of the Closing Date.

(c)                                  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d)                                 The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e)                                  The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of JPMorgan’s Declaration of Trust, Bylaws or of any agreement, indenture, instrument, contract, lease or other undertaking to which JPMorgan, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which JPMorgan, on behalf of the Acquiring Fund, is a party or by which it is bound.

(f)                                    No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to JPMorgan’s knowledge, threatened against JPMorgan, with respect to the Acquiring Fund or any of the Acquiring Fund’s properties or assets, that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business.  JPMorgan, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated.

(g)                                 The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquiring Fund at [provide date], have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (true and correct copies of which have been furnished to OGMF) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent, accrued or other liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein. The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquiring Fund at [provide date], [are/will be when sent to Acquiring Fund shareholders in the regular course] in accordance with GAAP consistently applied, and such statements (true and correct copies of which [have been/will be] furnished to OGMF) [present/will present] fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and [there are no/all] known contingent, accrued or other liabilities of the

Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date [that are not disclosed therein/will be disclosed therein].

(h)                                 Since [provide date], there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness.  For the purposes of this subparagraph (h), a decline in net asset value per share of Acquiring Fund Shares due to declines in market values of securities held by the Acquiring Fund, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund shall not constitute a material adverse change.

(i)                                     On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of JPMorgan’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

(j)                                     For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed substantially all of its (i) investment company taxable income (computed without regard to any deduction for dividends paid) and (ii) net capital gain (after reduction for any capital loss carryover) (as defined in the Code) for periods ending prior to the Closing Date.

(k)                                  All of the issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by JPMorgan and will have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws.  The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.  All of the Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to this Agreement will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly and legally issued Acquiring fund Shares and be fully paid and non-assessable by JPMorgan.

(l)                                     The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Board of Trustees of JPMorgan and this Agreement constitutes a valid and binding obligation of JPMorgan, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(m)                               The Proxy Statement to be included in the Registration Statement, insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Proxy

Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.  The information to be furnished by the Acquiring Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

5.                                       COVENANTS

OGMF, on behalf of the Acquired Fund, and JPMorgan, on behalf of the Acquiring Fund, respectively, hereby further covenant as follows:

5.1                                 The Acquired Fund and the Acquiring Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2                                 OGMF will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3                                 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4                                 The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

5.5                                 Subject to the provisions of this Agreement, each of the Acquiring Fund and the Acquired Fund covenant to take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6                                 The Acquiring Fund shall prepare and file a Registration Statement on Form N-14 in compliance with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder with respect to the Reorganization (“Registration Statement”).  The Acquired Fund will provide to the Acquiring Fund such information regarding the Acquired Fund as may be reasonably necessary for the preparation of the Registration Statement.

5.7                                 Each of the Acquiring Fund and the Acquired Fund covenant to use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.8                                 OGMF, on behalf of the Acquired Fund, covenants that it will, from time to time, as and when reasonably requested by JPMorgan, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as JPMorgan, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) OGMF’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b)

JPMorgan’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.9                                 The Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.10                           The Acquiring Fund shall not change its Declaration of Trust, prospectus or statement of additional information prior to Closing so as to restrict permitted investments for the Acquiring Fund, except as required by the Securities and Exchange Commission.

6.                                       CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRED FUND

The obligations of OGMF, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at OGMF’s election, to the performance by JPMorgan, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1                                 All representations and warranties of JPMorgan, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2                                 JPMorgan, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by JPMorgan, on behalf of the Acquiring Fund, on or before the Closing Date.

6.3                                 JPMorgan shall have executed and delivered an assumption of the Liabilities and all such other agreements and instruments as OGMF may reasonably deem necessary or desirable in order to vest in and confirm (a) OGMF’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) JPMorgan’s assumption of all of the Liabilities and otherwise to carry out the intent and purpose of this Agreement.

6.4                                 JPMorgan, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in the name of JPMorgan, on behalf of the Acquiring Fund, by JPMorgan’s President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to OGMF and dated as of the Closing Date, as to the matters set forth in paragraphs 6.1 and 6.2 and as to such other matters as OGMF shall reasonably request.

6.5                                 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.                                       CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUND

The obligations of JPMorgan, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at JPMorgan’s election, to the performance by OGMF, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

7.1                                 All representations and warranties of OGMF, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2           OGMF, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by OGMF, on behalf of the Acquired Fund, on or before the Closing Date.

7.3                                 OGMF shall have delivered to the Acquiring Fund a statement of the Assets and Liabilities, as of the Closing Date, including a schedule of investments, certified by the Treasurer of OGMF.  OGMF shall have executed and delivered all such assignments and other instruments of transfer as JPMorgan may reasonably deem necessary or desirable in order to vest in and confirm (a) OGMF’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) JPMorgan’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

7.4                                 OGMF, on behalf of the Acquired Fund, shall have delivered to JPMorgan a certificate executed in the name of OGMF, on behalf of the Acquired Fund, by OGMF’s President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to JPMorgan and dated as of the Closing Date, as to the matters set forth in paragraphs 7.1 and 7.2 and as to such other matters as JPMorgan shall reasonably request.

7.5                                 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

8.                                       FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUND AND ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to OGMF, on behalf of the Acquired Fund, or JPMorgan, on behalf of the Acquiring Fund, the other party to this Agreement shall be entitled, at its option, to refuse to consummate the transactions contemplated by this Agreement:

8.1                                 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provision of the Charter and Code of Regulations of OGMF, applicable state law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund.  Notwithstanding anything herein to the contrary, neither OGMF nor JPMorgan may waive the condition set forth in this paragraph 8.1.

8.2                                 On the Closing Date no action, suit or other proceeding shall be pending or, to OGMF’s or to JPMorgan’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3                                 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by OGMF or JPMorgan to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

8.4                                 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5                                 The parties shall have received the opinion of Dechert LLP dated the Closing Date, substantially to the effect that, based upon certain facts, assumptions, and representations made by OGMF, on behalf of the Acquired Fund, JPMorgan, on behalf of the Acquiring Fund, and their respective authorized officers, (i) the transaction contemplated by this Agreement will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Acquiring Fund upon receipt of the Assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities; (iii) the basis in the hands of the Acquiring Fund in the Assets will be the same as the basis of the Acquired Fund in the Assets immediately prior to the transfer thereof; (iv) the holding periods of the Assets in the hands of the Acquiring Fund will include the periods during which the Assets were held by the Acquired Fund; (v) no gain or loss will be recognized by the Acquired Fund upon the transfer of the Assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the Liabilities, or upon the distribution of the Acquiring Fund Shares by the Acquired Fund to its shareholders in liquidation; (vi) no gain or loss will be recognized by the Acquired Fund shareholders upon the exchange of their Acquired Fund Shares for the Acquiring Fund Shares; (vii) the aggregate basis of the Acquiring Fund Shares that each Acquired Fund shareholder receives in connection with the transaction will be the same as the aggregate basis of his or her Acquired Fund Shares exchanged therefor; (viii) an Acquired Fund shareholder’s holding period for his or her Acquiring Fund Shares will be determined by including the period for which he or she held the Acquired Fund Shares exchanged therefore, provide that he or she held such Acquired Fund Shares as capital assets; and (ix) the Acquiring Fund will succeed to, and take into account (subject to the conditions and limitations specified in Sections 381, 382, 383, and 384 of the Code and the Regulations thereunder) the items of the Acquired Fund described in Section 381(c) of the Code.  The opinion will not address whether gain or loss will be recognized with respect to any contracts subject to Section 1256 of the Code in connection with the reorganization.  The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of OGMF and JPMorgan.  Notwithstanding anything herein to the contrary, neither OGMF nor JPMorgan may waive the condition set forth in this paragraph 8.5.

8.6                                 JPMorgan shall have received the opinion of Ropes & Gray LLP dated the Closing Date (subject to customary assumptions, qualifications and limitations and in form and substance acceptable to JPMorgan) substantially to the effect that, based upon certain facts and certifications made by OGMF, on behalf of the Acquired Fund, and its authorized officers, (a) OGMF is a business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts and, to the knowledge of such counsel, is neither qualified nor required to qualify as a foreign trust or association in any jurisdiction, (b) this Agreement and the transactions contemplated herein have been approved by all necessary action by OGMF and constitutes a valid and binding obligation of OGMF, on behalf of the Acquired Fund, and enforceable against OGMF, on behalf of the Acquired Fund, subject to applicable bankruptcy, insolvency, fraudulent conveyance and similar laws or court decisions regarding enforcement of creditors’ rights generally, (c) OGMF, on behalf of the Acquired Fund, has all necessary power and authority to sell, assign, convey, transfer and deliver the Assets to JPMorgan, on behalf of the Acquiring Fund, and upon consummation of the transactions contemplated by this Agreement, in accordance with the terms hereof, OGMF, on behalf of the Acquired

Fund, will have duly sold, assigned, conveyed, transferred and delivered the Assets to JPMorgan, on behalf of the Acquiring Fund, (d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated herein will not violate, contravene or conflict with any provision of the Charter or Code of Regulations of OGMF or the current prospectus and statement of additional information of the Acquired Fund or applicable state law, and (e) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by OGMF, on behalf of the Acquired Fund, of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws.

8.7                                 OGMF shall have received the opinion of Sullivan & Cromwell LLP dated the Closing Date (subject to customary assumptions, qualifications and limitations and in form and substance acceptable to OGMF) substantially to the effect that, based upon certain facts and certifications made by JPMorgan, on behalf of the Acquiring Fund, and its authorized officers, (a) JPMorgan is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and authorized to exercise all of the powers recited in its Declaration of Trust under the laws of The Commonwealth of Massachusetts, and the Acquiring Fund is a series of JPMorgan, to (b) the Acquiring Fund Shares are duly authorized and, upon delivery to OGMF, on behalf of the Acquired Fund shareholders pursuant to this Agreement, will be validly issued, fully paid and non-assessable by JPMorgan, (c) assuming the due authorization, execution and delivery of the Agreement by OGMF on behalf of the Acquiring Fund, the Agreement constitutes a valid and legally binding obligation of JPMorgan, on behalf of the Acquiring Fund, enforceable against the Acquiring Fund in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors’ rights and to general equity principles; provided that such counsel shall be entitled to state that it expresses no opinion with respect to the validity, binding effect or enforceability of any contractual provisions purporting to provide indemnification of any person for any claims, damages, liabilities or expenses which may be limited by any applicable Federal or state securities laws; (d) all actions required to be taken by JPMorgan, on behalf of the Acquiring Fund, to authorize the Agreement and to effect the transactions contemplated thereby have been duly authorized by all necessary action on the part of JPMorgan; (e) the execution and delivery by JPMorgan of the Agreement did not, and the performance by JPMorgan, on behalf of the Acquiring Fund, of its obligations under the Agreement will not, violate JPMorgan’s Declaration of Trust or By-laws; provided, however, that such counsel shall be entitled to state that it expresses no opinion with respect to Federal or state securities laws, other antifraud laws and fraudulent transfer laws; and provided, further, that insofar as the performance by JPMorgan, on behalf of the Acquiring Fund, of its obligations under the Agreement is concerned, such counsel shall be entitled to state that it expresses no opinion as to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors’ rights and to general equity principles; (f) to the knowledge of each counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by JPMorgan, on behalf of the Acquiring Fund, of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws. With respect to all matters of Massachusetts law, such counsel shall be entitled to state that, with the approval of the Acquired Fund, they have relied upon the opinion of JPMorgan’s Massachusetts counsel, and that its opinion is subject to the same assumptions, qualifications and limitations with respect to such matters as are contained in the opinion of JPMorgan’s Massachusetts counsel.  Such opinion also shall include such other matters incident to the transactions contemplated by this Agreement as the Acquired Fund may reasonably request.

8.8                                 The Assets will include no assets which the Acquiring Fund, by reason of limitations contained in its Declaration of Trust or of investment restrictions disclosed in its current prospectus and statement of additional information, as supplemented, in effect on the Closing Date, may not properly acquire.

9.                                       INDEMNIFICATION

9.1                                 JPMorgan, out of the Acquiring Fund’s assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements) agrees to indemnify and hold harmless OGMF and its Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by JPMorgan or its Trustees or officers prior to the Closing Date, provided that such indemnification by JPMorgan (or the Acquiring Fund) is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

9.2                                 OGMF, out of the Acquired Fund’s assets and property including (including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies or indemnification agreements) agrees to indemnify and hold harmless JPMorgan and its Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by OGMF or its Trustees or officers prior to the Closing Date, provided that such indemnification by OGMF (or the Acquired Fund) is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

10.                                 BROKERAGE FEES AND EXPENSES

10.1                           JPMorgan, on behalf of the Acquiring Fund, and OGMF, on behalf of the Acquired Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2                           The expenses relating to the Reorganization will be borne J.P. Morgan Investment Management Inc. and Banc One Investment Advisors Corporation.  The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation and filing of the Registration Statement and printing and distribution of the Proxy Statement, legal fees, accounting fees, securities registration fees, and expenses of holding a shareholders’ meeting pursuant to paragraph 5.2.  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

11.                                 ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1                           JPMorgan and OGMF agree that neither party has made any representation, warranty or covenant, on behalf of either the Acquiring Fund or the Acquired Fund, respectively, not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2                           The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing and the obligations of each of the Acquired Fund and Acquiring Fund in Section 9 shall survive the Closing.

12.                                 TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the either the Board of Trustees of JPMorgan or the Board of Trustees of OGMF, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of that Board, make proceeding with the Agreement inadvisable with respect to the Acquiring Fund or the Acquired Fund, respectively.

13.                                 AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of JPMorgan and OGMF.

14.                                 NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed as follows:

If to OGMF, at the address of OGMF set forth in the preamble to this Agreement, in each case to the attention of Scott E. Richter and with a copy to Dechert LLP, 1775 I Street, N.W., Washington, DC 20006, attn: Jane A. Kanter;

If to JPMorgan, at the address of JPMorgan set forth in the preamble to this Agreement, in each case to the attention of Nina O. Shenker and with a copy to Sullivan & Cromwell LLP, 125 Broad Street, New York, NY 10004, attn: John E. Baumgardner, Jr.

15.                                 HEADINGS; GOVERNING LAW; SEVERABILITY; ASSIGNMENT; LIMITATION OF LIABILITY; RULE 145

15.1                           The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2                           This Agreement shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

15.3                           This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.4                           Pursuant to Rule 145 under the 1933 Act, the Acquired Fund will, in connection with the issuance of any Acquiring Fund Shares to any person who at the time of the transaction contemplated hereby is deemed to be an affiliate of a party to the transaction pursuant to Rule 145(c), cause to be affixed upon the certificates issued to such person (if any) a legend as follows:

“THESE SHARES HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO [ACQUIRING FUND] OR ITS PRINCIPAL UNDERWRITER UNLESS (i) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933, AS AMENDED, OR (ii) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO [ACQUIRING FUND] SUCH REGISTRATION IS NOT REQUIRED;”

and, further, the Acquired Fund will issue stop transfer instructions to its transfer agent with respect to such Acquired Fund Shares.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or any Vice President.

ONE GROUP MUTUAL FUNDS, on behalf of its series, [One Group Series]		[JPMORGAN FUND], on behalf of its series, [JPMorgan Series]

By:		By:
	Name:		Name:
	Title:		Title:

With respect to Section 10.2 of this Agreement, Accepted and Acknowledged by:

J.P. Morgan Investment Management Inc.		Banc One Investment Advisors Corporation
By:		By:
	Name:		Name:
	Title:		Title:

Schedule 4.1

Schedule 4.2

APPENDIX B

How to Do Business with the Funds

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•      From Financial Intermediaries. These include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors or other intermediaries. Shares purchased this way will typically be held for you by the Financial Intermediary; and

•      Directly from the Funds through One Group Dealer Services, Inc. (the “Distributor”).

When can I buy shares?

•      Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange (“NYSE”) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

•      Purchase requests received by the Fund or an authorized agent of the Fund in proper form before 4:00 p.m. Eastern Time (“ET”) will be effective that day.  On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase requests received by the Fund or an authorized agent of the Fund after the NYSE closes will be effective the following business day.

•      If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase or redemption order to the Fund.  Your Financial Intermediary may have an earlier cut-off time for purchase and redemption requests.

•      The Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to seek to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. These risks are greater when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE because market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of these Funds, or exchanges between or among one of these Funds, that indicates market timing or trading that they determine is abusive.

•      The Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed by a redemption or exchange out of the same Fund. The Distributor will reject your purchase orders or temporarily or permanently revoke your exchange privilege if you have completed two round trips within 60 days. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

•      Market timers may disrupt portfolio management and harm Fund performance. To the extent that the Funds are unable effectively to identify market timers, long-term investors may be adversely affected. Although the Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds will be able to identify and eliminate all market timers. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect often makes it more difficult to locate and eliminate individual market timers from the Funds and there can be no assurances that the Funds will be able to do so.

•      Subject to the foregoing, the Funds will seek to apply these policies and restrictions as uniformly as practicable, except in cases of purchases, redemptions and exchanges made on a systematic basis, automatic reinvestments of dividends and distributions or purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or as part of a bona fide asset allocation program. Please see the Statement of Additional Information for a further description of these arrangements.

•              JPMorgan Enhanced Income Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short Term Municipal Bond Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short-Intermediate Income Fund, JPMorgan Treasury & Agency Fund, JPMorgan Ultra Short-Term Bond Fund and the JPMorgan money market funds, which are intended for short-term investment horizons, do not monitor for market timers or prohibit such short-term trading activity.  Although these Funds are managed in a manner that is meant to mitigate these risks of frequent trading, it may disrupt their management and increase their expenses.

•      In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

•      Shares are electronically recorded. Therefore, certificates will not be issued.

What kind of shares can I buy?

•      This Prospectus/Proxy Statement offers Class A, Class B, Class C and Select Class shares.

•      Class A, Class B and Class C shares are available to the general public.

•      Select Class shares may be purchased by institutional investors such as corporations, pension and profit sharing plans, and foundations, and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of JPMorgan Chase & Co. Accounts may be opened with the Funds’ transfer agent, Boston Financial Data Services, Inc., either directly or through a Financial Intermediary.

•      Each share class has different sales charges and expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this Prospectus/Proxy Statement entitled “Sales Charges.”

Class A Shares

•      You may pay a sales charge at the time of purchase.

•      Sales charges are reduced on investments of $50,000 or more for Equity Funds, and $100,000 or more for Fixed Income Funds.  The amount of the reduction increases as your level of investment increases.  Please see “Sales Charges.”

•      You can utilize the Right of Accumulation or a Letter of Intent to achieve reduced sales charges more quickly.

•      Generally, there is no contingent deferred sales charge except for purchases of $1 million or more, which are not subject to an upfront sales charge.  Please see “Sales Charges.”

•      Class A shares have lower annual expenses than Class B or Class C shares as a result of lower ongoing Rule 12b-1 fees.

•      There is no maximum investment amount for Class A shares.

Class B Shares

•      You will not pay a sales charge at the time of purchase.

•      A contingent deferred sales charge will apply on shares of the Fund sold within six years (measured from the first day of the month in which the shares were purchased). The contingent deferred sales charge may be waived for certain redemptions.

•      Class B shares have higher annual expenses than Class A shares as a result of higher ongoing Rule 12b-1 fees.

•      Your Class B shares automatically convert to Class A shares after eight years (measured from the first day of the month in which the shares were purchased).

•      Class B shares should not be used for investments of more than $99,999.

1.     You should carefully consider whether two or more purchases totaling $100,000 or more are suitable in light of your own circumstances. It is your responsibility to inform your Financial Intermediary or the Funds of any and all accounts that may be linked together for the purposes of determining whether the application of the Right of Accumulation or the use of a Letter of Intent would make Class A shares a more suitable investment than Class B shares. For a discussion of the types of accounts that qualify for the Right of Accumulation and the Letter of Intent, please read “Sales Charges — Reducing Your Class A Sales Charges.”

2.     Although the first Class A breakpoint is at investments of $50,000 or more for Equity Funds, the length of your intended investment horizon may make Class B investments of between $50,000 and $99,999 for Equity Funds more advantageous than an identical investment in Class A shares.

3.     Individual purchases of $100,000 or more will be rejected.

Class C Shares

•      You will not pay a sales charge at the time of purchase.

•      A contingent deferred sales charge will apply on shares sold within one year of purchase (measured from the first day of the month in which the shares were purchased). The contingent deferred sales charge may be waived for certain redemptions.

•      Class C shares have higher annual expenses than Class A shares as a result of higher ongoing Rule 12b-1 fees.

•      Class C shares do not automatically convert to another class.

•      There is no maximum investment amount for Class C shares.

Select Class Shares

•      Select Class shares are not subject to a sales charge or Rule 12b-1 fees.

•      Select Class shares are subject to a $1,000,000 minimum investment requirement.  An investor can combine purchases of Select Class shares of other JPMorgan Funds (except money market funds) in order to meet the minimum.  Class I shareholders who receive Select Class Shares as a result of the Reorganizations may exchange their Select Class shares for Select Class shares of any other JPMorgan Fund for so long as they maintain an aggregate balance in all Select Class shares equal to the minimum investment amount in effect at the time at the time they purchased their Class I shares. This privilege applies only to exchanges and not to new accounts and only if the shareholder account is registered in the same name as the original Class I shareholder account.

Each Fund may also issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning the Funds’ other share classes.  A person who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

How much do shares cost?

•      Shares are sold at net asset value (“NAV”) plus a sales charge, if any.

•      Each class of shares in each Fund has a different NAV. This is primarily because each class has different distribution and shareholder servicing expenses.

•      NAV per share is calculated by dividing the total market value of a Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

•      The market value of a Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before a Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the Funds’ Board of Trustees. A security’s valuation may differ depending on the method used for determining value.

•      A Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.  The price at which a purchase is effected is based on the next calculation of NAV after the order is placed in accordance with this Prospectus/Proxy Statement.

How do I open an account?

1.     Read the prospectus carefully, and select the Fund or Funds and share class most appropriate for you.  For accounts sold through Financial Intermediaries, it is the primary responsibility of the Financial Intermediary to ensure compliance with investment minimums.

2.     Decide how much you want to invest.

•      The minimum initial investment is $1,000 per Fund for Class A, Class B, and Class C shares, $1,000,000 for Select Class shares.

•      You are required to maintain a minimum account balance equal to the minimum initial investment in each Fund.

•      Subsequent investments must be at least $25 per Fund for Class A, Class B, and Class C shares.  There is no subsequent minimum for Select Class shares.

•      You should purchase no more than $99,999 of Class B shares. If you have already purchased more than $99,999 of Class B shares, you and your Financial Intermediary should carefully consider whether additional Class B shares are a suitable investment. The section of this Prospectus/Proxy Statement entitled “What kind of shares can I buy?” provides information that can help you choose the appropriate share class.

•      Minimums for initial and subsequent investments may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA) as well as for certain wrap fee accounts.  The Funds reserve the right to waive any initial or subsequent investment minimum.  For further information on investment minimum waivers, call 1-800-480-4111.

•      A lower minimum may be available under the Systematic Investment Plan. See “Purchasing Fund Shares — Can I automatically invest on a systematic basis?”

3.       If you are purchasing shares directly from the Funds, complete the Account Application.  Be sure to sign up for all of the account privileges that you plan to take advantage of.  Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.  When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number.  The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

•      We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary.  If we cannot obtain this information within the established time frame, your Account Application will be rejected.  Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected.  If the required information is obtained, your investment will be accepted and you will receive the NAV next calculated after all of the required information is received.

•      Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed, less any applicable contingent deferred sales charge and/or redemption fee. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

4.     Send the completed Account Application and a check to:

JPMORGAN FUNDS

[P. O. BOX 8528]

[BOSTON, MA 02266-8528]

•      If you choose to pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK

ATTN:

ABA

DDA

FBO JPMORGAN FUND

(EX: JPMORGAN ABC FUND-A)

YOUR FUND NUMBER & ACCOUNT NUMBER

(EX: FUND 123-ACCOUNT 123456789)

YOUR ACCOUNT REGISTRATION

(EX: JOHN SMITH & MARY SMITH, JTWROS)

All checks must be in U.S. dollars.  The Funds do not accept cash, starter checks, money orders or credit card checks.  The Funds reserve the right to refuse “third-party checks” and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution.  Checks made payable to any individual or company and endorsed to the JPMorgan Funds or a Fund are considered third-party checks.

All checks must be made payable to one of the following:

•      JPMorgan Funds; or

•      The specific Fund in which you are investing.

5.     If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures.  You should contact your Financial Intermediary regarding purchases, exchanges and redemptions.

6.     If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•      Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•      Authorize a bank transfer or initiate a wire transfer payable to “JPMorgan Funds” to the following wire address:

JPMORGAN CHASE BANK

ATTN:

ABA

DDA

FBO JPMORGAN FUND

(EX: JPMORGAN ABC FUND-A)

YOUR FUND NUMBER & ACCOUNT NUMBER

(EX: FUND 123-ACCOUNT 123456789)

YOUR ACCOUNT REGISTRATION

(EX: JOHN SMITH & MARY SMITH, JTWROS)

•      The Funds use reasonable procedures to confirm that instructions given by telephone are genuine.  These procedures include recording telephone instructions and asking for personal identification.  If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

•      You may revoke your right to make purchases over the telephone by sending a letter to:

JPMORGAN FUNDS

[P.O. BOX 8528]

[BOSTON, MA 02266-8528]

Can I automatically invest on a systematic basis?

Yes.  You may purchase additional Class A, Class B and Class C shares by making automatic periodic investments from your bank account. You may choose to make an initial investment of an amount less than the required minimum of $1,000 per Fund as long as your initial investment is at least $100 and you agree to make regular monthly investments of at least $100.  To establish a Systematic Investment Plan:

•      Select the “Systematic Investment Plan” option on the Account Application.

•      Provide the necessary information about the bank account from which your investments will be made.

•      The Funds currently do not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

•      You may revoke your election to make systematic investments by calling 1-800-480-4111 or by sending a letter to:

JPMORGAN FUNDS

[P.O. BOX 8528]

[BOSTON, MA 02266-8528]

SALES CHARGES

The Distributor compensates Financial Intermediaries who sell shares of the Funds. Compensation comes from sales charges, Rule 12b-1 fees and payments by the Distributor or affiliates of the Distributor from its or their own resources.  The Investment Advisor may also provide additional compensation payments to Financial Intermediaries from its own resources.  The following tables show the sales charges for each class of shares and the percentage of your investment that is paid as a commission to a Financial Intermediary. Payments made by the Distributor and the Investment Advisor from their own resources are discussed in more detail in “Management of the Funds.”

To obtain free information presented in a clear and prominent format regarding sales charges and the reduction and elimination of sales charges on Class A, Class B and Class C shares of the Funds, visit www.jpmorganfunds.com and ‘click’ on the hyperlinks “Prospectus” and “Sales Charge Discounts.”

Class A Shares

Class A shares of the Funds are offered at NAV, less an initial sales charge unless you qualify for a waiver of the sales charge.  The amount of the initial sales charge you will pay will vary depending on the dollar amount of your investment.  The tables below shows the amount of sales charge you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment.  The differences in sales charges shown in the table below are sometimes referred to as “breakpoints.”

Sales Charges for Equity Funds

Amount of Purchases	Sales Charge as a Percentage of the Offering Price	Sales Charge as a Percentage of Your Investment	Commission as a Percentage of Offering Price

Less than $50,000	5.25%	5.54%	4.75%
$50,000-$99,999	4.50%	4.71%	4.05%
$100,000-$249,999	3.50%	3.63%	3.05%
$250,000-$499,999	2.50%	2.56%	2.05%
$500,000-$999,999	2.00%	2.04%	1.60%
$1,000,000*	None	None	**

Sales Charges for Fixed Income Funds

Amount of Purchases	Sales Charge as a Percentage of the Offering Price	Sales Charge as a Percentage of Your Investment	Commission as a Percentage of Offering Price

Less than $100,000	4.50%	4.71%	4.05%
$100,000-$249,999	3.50%	3.63%	3.05%
$250,000-$499,999	2.50%	2.56%	2.05%
$500,000-$999,999	2.00%	2.04%	1.60%
$1,000,000*	None	None	**

*      If you purchase $1 million or more of Class A shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A shares within one year of purchase.  These charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission.

**   See separate fee schedule in Statement of Additional Information.

Reducing Your Class A Sales Charges

The Funds permit you to reduce the initial sales charges you pay on Class A shares by using the Right of Accumulation or a Letter of Intent.  Each of these methods for reducing the initial sales charge on Class A shares is described below.  In taking advantage of these methods for reducing the initial sales charges you will pay, you may link purchases of shares of all of the Funds in which you invest even if such Funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all Funds to be held in accounts owned by your spouse or domestic partner and children under the age of 21 who share your residential address.  It is your responsibility when investing to inform your Financial Intermediary or the Funds that you would like to have one or more Funds linked together for purposes of reducing the initial sales charge.

•      Right of Accumulation: You may qualify for a reduction in the initial sales charge for future purchases of Class A shares based on the current market value of your Class A, Class B and Class C holdings from prior purchases through the Right of Accumulation.  To calculate the sales charge applicable to your net purchase of Class A shares, you may aggregate your investment with the current market value of any Class A, Class B or Class C shares of a JPMorgan Fund (except Class A shares of a money market fund) held in:

1.     Your account(s);

2.     Account(s) of your spouse or domestic partner;

3.     Account(s) of children under the age of 21 who share your residential address;

4.     Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

5.     Solely controlled business accounts; and

6.     Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any breakpoint reduction in the initial sales charge, you must, before purchasing Class A shares, inform your Financial Intermediary if you have any of the above types of accounts that can be aggregated with your current investment in Class A shares to reduce the applicable sales charge.  In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the Funds may verify (1) the number of shares of the JPMorgan Funds held in your account(s) with the Funds, (2) the number of shares of the JPMorgan Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the JPMorgan Funds held in an account with a Financial Intermediary owned by your spouse or domestic partner and by children under the age of 21 who share your residential address.

•      Letter of Intent: You may qualify for a reduction in the initial sales charge applicable on a current purchase of Class A shares by signing a Letter of Intent committing you to purchase a certain amount of shares over a defined period of time. Provided you satisfy the minimum initial investment requirement, you may purchase Class A shares of one or more JPMorgan Funds (other than a money market Fund) over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once.  At your request, purchases made during the previous 90 days may be included toward the amount covered by the Letter of Intent.  If you elect to include purchases made during the past 90 days toward fulfillment of your Letter of Intent, the 13 month period will be deemed to begin as of the date of the earliest purchase being counted toward fulfillment of your Letter of Intent. You should inform your Financial Intermediary that you have a Letter of Intent each time you make an investment.  A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference.  Calculations made to determine whether a letter of intent commitment has been fulfilled will be made on the basis of the net amount invested.

Additional information regarding the reduction of Class A sales charges is available in the Funds’ Statement of Additional Information.  To take advantage of the Right of Accumulation and/or a Letter of Intent, complete the appropriate section of your Account Application or contact your Financial Intermediary.  To determine if you are eligible for the accumulation privilege or to request a copy of the Statement of Additional Information, call 1-800-480-4111.  These programs may be terminated or amended at any time.

Waiver of the Class A Sales Charge

No sales charge is imposed on Class A shares of the Funds if the shares were:

1.     Bought with the reinvestment of dividends and capital gains distributions.

2.     Acquired in exchange for shares of another JPMorgan Fund if a comparable sales charge has been paid for the exchanged shares.

3.     Bought by officers, directors or trustees, retirees and employees and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in section 152 of the Internal Revenue Code) of:

•      The JPMorgan Funds.

•      JPMorgan Chase & Co. and its subsidiaries and affiliates.

•      The Distributor and its subsidiaries and affiliates.

•      Boston Financial Data Services, Inc. and its subsidiaries and affiliates.

•      Broker-dealers or financial institutions who have entered into dealer agreements with the Funds or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a broker-dealer or financial institution with respect to sales of Fund shares).

•      Financial institution trust departments investing an aggregate of $1 million or more in the JPMorgan Funds.

•      Washington Management Corporation and its subsidiaries and affiliates.

•      An investment sub-advisor of a JPMorgan Fund and such sub-advisor’s subsidiaries and affiliates.

4.     Bought by:

•      Affiliates of JPMorgan Chase & Co. and certain accounts (other than IRA Accounts) for which an intermediary acts in a fiduciary, advisory, agency, custodial capacity or accounts which participate in select affinity programs with JPMorgan Chase & Co. and its affiliates and subsidiaries.

•      Certain retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under sections 401(k), 403(b) or 457 of the Internal Revenue code and “rabbi trusts.”

•      Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, or clients of such Financial Intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary.

•      Tuition programs that qualify under Section 529 of the Internal Revenue Code.

•      Shareholders of record, as of November 30, 1990, of any predecessor to a JPMorgan Fund (other than a former series of One Group Mutual Funds) and certain immediate family members, so long as they continue to own Class A shares of any JPMorgan Fund, provided there is no change in account registration.

•      An investment advisor, broker-dealer or financial planner, provided arrangements are pre-approved and purchases are placed through an omnibus account with the Fund.

•      A bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund’s Distributor.

5.     Bought with proceeds from the sale of Select Class shares of a JPMorgan Fund or acquired in an exchange of Select Class shares of a Fund for Class A shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

6.     Bought with proceeds from the sale of Class B shares of a JPMorgan Fund, but only if you paid a contingent deferred sales charge in connection with such sale and only if the purchase is made within 90 days of such sale.  Appropriate documentation may be required.

7.     Bought with proceeds from the sale of Class A shares of a JPMorgan Fund (except Class A shares of a money market Fund), but only if the purchase is made within 90 days of the sale or distribution.  Appropriate documentation may be required.

8.     Bought when one Fund invests in another JPMorgan Fund.

9.     Bought in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

10.  Purchased during a Fund’s special offering.

11.  Bought by a “charitable organization” as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

Class B Shares

Class B shares are offered at NAV, without any up-front sales charges. However, if you redeem these shares within six years of the purchase date (measured from the first day of the month in which the shares were purchased), you will be assessed a contingent deferred sales charge (“CDSC”) according to the following schedule:

Years Since Purchase	CDSC as a Percentage of Dollar Amount Subject to Charge
0-1	5.00%
1-2	4.00%
2-3	3.00%
3-4	3.00%
4-5	2.00%
5-6	1.00%
More than 6	None

The Distributor pays a commission of 4.00% of the original purchase price to Financial Intermediaries who sell Class B shares.

Conversion Feature

Your Class B shares automatically convert to Class A shares after eight years (measured from the first day of the month in which the shares were purchased).

•      After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares.

•      You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any federal income tax as a result of the conversion. Class A shares of a Fund received as a result of the conversion will not be subject to a redemption fee even if they are redeemed within 60 days of conversion.

•      Because the share price of the Class A shares may be higher than that of the Class B shares at the time of conversion, you may receive fewer Class A shares; however, the dollar value will be the same.

•      If you have exchanged Class B shares of one Fund for Class B shares of another, the time you held the shares in each Fund will be added together.

Class C Shares

Class C shares are offered at NAV, without any up-front sales charge. However, if you redeem your shares within one year of the purchase date (measured from the first day of the month in which the shares were purchased), you will be assessed a CDSC as follows:

Years Since Purchase	CDSC as a Percentage of Dollar Amount Subject to Charge
0-1	1.00%
After first year	None

The Distributor pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C shares.

How the Class B and Class C CDSC is Calculated

•      The Fund assumes that all purchases made in a given month were made on the first day of the month.

•      For Class B shares purchased prior to November 1, 2002, the CDSC is based on the current market value or the original cost of the shares, whichever is less. For Class B shares purchased on or after November 1, 2002 and Class C shares, the CDSC is based on the original cost of the shares.

•      No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

•      To keep your CDSC as low as possible, the Fund first will redeem shares acquired through dividend reinvestment followed by the shares you have held for the longest time and thus have the lowest CDSC.

•      If you exchange Class B or Class C shares of an unrelated mutual fund for Class B or Class C shares of a Fund in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to Fund shares you receive in the reorganization.

Waiver of the Class B and Class C CDSC

No sales charge is imposed on redemptions of Class B or Class C shares of the Funds:

1.     If you withdraw no more than a specified percentage (as indicated in “Redeeming Fund Shares — Can I redeem on a systematic basis?”) of the current balance of a Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see “Redeeming Fund Shares — Can I redeem on a systematic basis?”.

2.     Made within one year of a shareholder’s death or initial qualification for Social Security disability payments after the account is opened. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption request and be provided with satisfactory evidence of such death or disability.

3.     If you are a participant in or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code) after the account is opened.  The redemption must be made within one year of such death or disability.  In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption request and be provided with satisfactory evidence of such death or disability.

4.     That represent a required minimum distribution from your IRA Account or other qualifying retirement plan but only if you are at least age 70½ .  If the shareholder maintains more than one IRA, only the assets credited to the IRA that is invested in one or more of the Funds are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

5.     That represent a distribution from a qualified retirement plan by reason of the participant’s retirement.

6.     That are involuntary resulting from a failure to maintain the required minimum balance in an account.

7.     Exchanged in connection with plans of reorganization of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

8.     Exchanged for Class B or Class C shares of other JPMorgan Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read “Exchanging Fund Shares — Do I pay a sales charge on an exchange?”

9.     If the Distributor receives notice before you invest indicating that your Financial Intermediary, due to the type of account that you have, is waiving its commission.

Waiver Applicable Only to Class C Shares

1.       No sales charge is imposed on Class C shares of the Funds if the shares were bought with proceeds from the sale of Class C shares of a JPMorgan Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

To take advantage of any of these waivers of the CDSC applicable to Class B or Class C shares, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary.  These waivers may not continue indefinitely and may be discontinued at any time without notice.

RULE 12B-1 FEES

Each Fund described in this Prospectus/Proxy Statement has adopted a plan under Rule 12b-1 that allows it to pay distribution fees for the sale and distribution of shares of the Funds. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Funds to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares.  The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that sell shares of Funds.  The Distributor may pay Rule 12b-1 fees to its affiliates, including the Investment Advisor, or to any sub-advisor.

The Rule 12b-1 fees vary by share class as follows:

1.     Class A shares pay a Rule 12b-1 fee of . 25% of the average daily net assets of the Fund.

2.     Class B and Class C shares pay a Rule 12b-1 fee of .75% of the average daily net assets of the Fund attributable to such class. This will cause expenses for Class B and Class C shares to be higher and dividends to be lower than for Class A shares.

Rule 12b-1 fees, together with the CDSC, help the Distributor sell Class B and Class C shares without an “up-front” sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Financial Intermediaries.

Because Rule 12b-1 fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

3.     Select Class shares are not subject to Rule 12b-1 fees.

EXCHANGING FUND SHARES

What are my exchange privileges?

You may make the following exchanges:

•      Class A shares of a Fund may be exchanged for Select Class shares of that Fund or Class A or Select Class shares of another JPMorgan Fund (other than a money market fund), but only if you are eligible to purchase those shares.  Class A shares of a non-money market fund may be exchanged for Morgan Class shares of a JPMorgan money market fund.

•      Class B shares of a Fund may be exchanged for Class B shares of another JPMorgan Fund.

•      Class C shares of a Fund may be exchanged for Class C shares of any other JPMorgan Fund, except the JPMorgan Enhanced Income Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short Term Municipal Bond Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short-Intermediate Income Fund, JPMorgan Treasury & Agency Fund or JPMorgan Ultra Short-Term Bond Fund.

•      Select Class shares of a Fund may be exchanged for Class A shares of that Fund or Select Class or Class A shares of another JPMorgan Fund.

The JPMorgan Funds offer a Systematic Exchange Privilege which allows you to automatically exchange Class A, Class B and Class C shares of one Fund to another on a monthly or quarterly basis.  This privilege is useful in dollar cost averaging.  To participate in the Systematic Exchange Privilege, please select it on your Account Application.  To learn more about it, call 1-800-480-4111.

The JPMorgan Funds do not charge a fee for this privilege.  In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days written notice.

Before making an exchange request, you should read the prospectus of the JPMorgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any JPMorgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.

When are exchanges processed?

Exchanges are processed the same business day they are received, provided:

•      The Fund receives the request by 4:00 p.m. ET.

•      You have provided the Funds with all of the information necessary to process the exchange.

•      You have contacted your Financial Intermediary, if necessary.

Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange. However:

•      You will pay a sales charge if you bought Class A shares of a Fund that does not charge a sales charge and you want to exchange them for shares of a Fund that does, in which case you would pay the sales charge applicable to the Fund into which you are exchanging, unless you qualify for a sales charge waiver.

•      If you exchange Class B or Class C shares of a Fund, you will not pay a sales charge at the time of the exchange, however:

1.     Your new Class B or Class C shares will be subject to the CDSC of the Fund from which you exchanged.

2.     The current holding period for your exchanged Class B or Class C shares, other than exchanged Class C shares of the Short-Term Bond Funds, is carried over to your new shares.

3.     If you exchange Class C shares of one of the Short-Term Bond Funds, a new CDSC period applicable to the Fund into which you exchanged will begin on the date of the exchange.

Do I pay a redemption fee on an exchange?

•      Because exchanges involve redemptions, you will pay a redemption fee of 2.00% of the value of the shares redeemed if you exchange shares of a Fund subject to redemption fees for shares of another JPMorgan Fund within 60 days of purchase. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains), or mutual fund wrap fee programs, or shares redeemed as part of a termination of certain employer-sponsored retirement plans, redemption of an employer-sponsored retirement plan’s entire share position with the Fund, shares redeemed by balance forward qualified retirement plans, or shares redeemed on a systematic basis, including shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs or as part of a rebalancing program, or shares redeemed as part of a bona fide asset allocation program; provided that the redemption fee may be charged in the event that the Distributor determines that such programs are being used as a market timing strategy.  The Funds do not impose a redemption fee if the amount of such fee would be less than $50. Your Financial Intermediary may have a lower minimum or no minimum for charging redemption fees. Check with your Financial Intermediary for more details.

Are exchanges taxable?

Generally:

•      An exchange between Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

•      An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

•      You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

Yes.

•      The exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the Funds, certain Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

•      Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, each Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Funds are open for business.

•      Redemption requests received by the Fund or an authorized agent of the Fund before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective that day.

•      All required documentation in the proper form must accompany a redemption request.  The Funds may refuse to honor incomplete redemption requests.

How do I redeem shares?

You may use any of the following methods to redeem your shares:

1.     You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

JPMORGAN FUNDS

[P.O. BOX 8528]

[BOSTON, MA 02266-8528]

2.     You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

3.     You will need to have medallion signature guarantees for all registered owners or their legal representatives if:

•      You want to redeem shares with an NAV of $100,000 or more; or

•      You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

•      On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.     A financial institution; or

2.     Your Financial Intermediary.

•      Your redemption proceeds will be paid within seven (7) days after receipt of the redemption request.  If you have changed your address or payee of record within the previous thirty (30) days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH, and only to a bank account on record with the Funds.

•      The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five (5) business days.

What will my shares be worth?

•      If you own Class A, Class B or Class C shares and the Fund or an authorized agent of the Fund receives your redemption request before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV calculated after your redemption request is received, minus the amount of any applicable CDSC and/or redemption fee.  If you own Select Class shares and the Fund or an authorized agent of the Fund receives your redemption request before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV calculated after your redemption request is received.

•      If you sell your shares of a Fund subject to redemption fees within 60 days of purchase, you will pay a redemption fee of 2.00% of the value of the shares sold in addition to any applicable CDSC.  The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains), or mutual fund wrap fee programs, or shares redeemed as part of a termination of certain employer-sponsored retirement plans, redemption of an employer-sponsored retirement plan’s entire share position with the Fund, shares redeemed by balance forward qualified retirement plans or shares redeemed on a systematic basis, including shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs or as part of a rebalancing program, or shares redeemed as part of a bona fide asset allocation program; provided, that the redemption fee may be charged in the event that the Distributor determines that such programs are being used as a market timing strategy.  Please see the Statement of Additional Information for a further description of these arrangements.

•      The redemption fees are paid to the Funds and are designed to offset the brokerage commissions, capital gains impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading.  The Funds do not impose a redemption fee if the amount of such fee would be less than $50. Your Financial Intermediary may have a lower minimum or no minimum for charging redemption fees. Check with your Financial Intermediary for more details.

•      Certain accounts include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. The netting effect often makes it more difficult to apply redemption fees and there can be no assurance that the Funds will be able to apply the fee to such accounts in an effective manner.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

•      Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

•      Your redemption proceeds will be mailed to you at your address of record or wired.  If you have changed your address or payee of record within the previous thirty (30) days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to the financial institution currently designated on your Fund account.

•      The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

Can I redeem on a systematic basis?

1.             Class A, Class B and Class C shares may be redeemed on a systematic basis. If you have an account value of at least $10,000, you may elect to receive monthly, quarterly or annual payments of not less than $100 each. Systematic withdrawals in connection with required minimum distributions under a retirement plan may be in any amount.

•          Select the “Systematic Withdrawal Plan” option on the Account Application.

•          Specify the amount you wish to receive and the frequency of the payments.

•          You may designate a person other than yourself as the payee.

•          There is no fee for this service.

2.         If you select this option, please keep in mind that:

•          It may not be in your best interest to buy additional Class A shares while participating in a Systematic Withdrawal Plan. This is because Class A shares have an up-front sales charge. If you own Class B or Class C shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The applicable Class B or Class C CDSC will be deducted from those payments unless such payments are made:

•      Monthly and constitute no more than 1/12 of 10% of your then-current balance in a Fund each month; or

•      Quarterly and constitute no more than 1/4 of 10% of your then-current balance in a Fund each quarter.

3.      The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in a Fund. For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limits above, please see the Funds’ Statement of Additional Information. New annual systematic withdrawals are not eligible for a waiver of the applicable Class B or Class C CDSC. Your current balance in a Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current net asset value for shares of the applicable class.

4.      If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

Additional Information Regarding Redemptions

•          Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more of a Fund’s assets, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

•          Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Funds reserve the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10 per Fund.  Before either of these actions is taken, you will be given 60 days advance written notice in order to provide you with time to increase your account balance to the required minimum.  Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption or the imposition of the $10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within one year of the establishment of the account.

1.      To collect the $10 sub-minimum account fee, the Funds will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a CDSC or a redemption fee.

2.      If your account falls below the minimum required balance and is closed as a result, you will not be charged a CDSC or a redemption fee. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”.

•          The Funds may suspend your ability to redeem when:

1.     Trading on the NYSE is restricted;

2.     The NYSE is closed (other than weekend and holiday closings);

3.     The SEC has permitted a suspension; or

4.     An emergency exists.

The Statement of Additional Information offers more details about this process.

•          You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

APPENDIX C

COMPARISON OF INVESTMENT OBJECTIVES AND PRIMARY

INVESTMENT STRATEGIES

	One Group Diversified Equity Fund	JPMorgan U.S. Equity Fund

Investment Objective	The Fund seeks long-term capital growth and growth of income with a secondary objective of providing a moderate level of income.	The Fund seeks to provide high total return from a portfolio of selected equity securities.

Primary Investment Strategies

The Fund invests mainly in common stocks of companies that have good fundamentals and reasonable valuations with the potential for continued earnings growth over time. The Fund uses a multi-style approach, meaning that it may invest across different capitalization levels targeting both value and growth characteristics.

The Fund invests mainly in common stocks of companies that have the potential for continued earnings growth with strong fundamentals and a reasonable value.

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of U.S. companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund primarily invests in large- and medium-capitalization U.S. companies. Market capitalization is the total market value of a company’s shares. Sector by sector, the Fund’s weightings are similar to those of the S&P 500 Index. The Fund can moderately underweight or overweight sectors when it believes it will benefit performance.

	Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities.	Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund also may invest up to 20% of the Fund’s assets in U.S. government securities, other investment-grade fixed-income securities, and cash and cash equivalents. Although the Fund may use these strategies, the Fund’s main investment strategy is to invest in equity securities.

Within each sector, the Fund focuses on those equity securities that it considers most undervalued. The Fund generally considers selling equity securities that appear overvalued.

By emphasizing undervalued equity securities, the Fund seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling the sector weightings of the Fund so they can differ only moderately from the sector weightings of the S&P 500 Index, the Fund seeks to limit its volatility to that of the overall market, as represented by this index.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts,

	One Group Diversified Equity Fund	JPMorgan U.S. Equity Fund

options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments and for risk management.

Portfolio Managers

Anne Lester and Patrick Jackobson are portfolio managers for the equity portion of the One Group Balanced Fund. Ms. Lester & Mr. Jakobson joined Banc One Investment Advisors in July, 2004. In addition to their position with Banc One Investment Advisors, they manage the JPMorgan Diversified Fund.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

Susan Bao and Helge Skibeli are the portfolio managers leading a team of research analysts for the One Group Diversified Equity Fund. Ms. Bao and Mr. Skibeli joined Banc One Investment Advisors in July 2004. In addition to her position with Banc One Investment Advisors, Ms. Bao is a vice president of JPMIM and a portfolio manager in the JPMorgan U.S. Equity Group. She has been Vice President of JPMIM or one of its affiliates since 1997. In addition to his position with Banc One Investment Advisors, Mr. Skibeli is also a managing director of JPMIM and head of the U.S. Equity Research Group. Mr. Skibeli has worked for JPMIM or one of its affiliates since 1990.

The Fund may invest any portion of its Assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Fund’s Board of Trustees may change its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

The Fund’s portfolio management team is led by Susan Bao, Vice President of J.P. Morgan Investment Management, Inc. (“JPMIM”) or one of its affiliates since 1997, and Helge Skibeli, Managing Director of JPMIM or one of its affiliates since 1990. Mr. Skibeli is head of the U.S. Equity Research Group.

One Group Balanced Fund		JPMorgan Diversified Fund

Investment Objective	To provide total return while preserving capital.	To provide a high total return from a diversified portfolio of stocks and bonds.

Primary Investment Strategies

The Fund invests in a combination of stocks (including both growth and value securities), fixed income securities and money market instruments. Banc One Investment Advisors will regularly review the Fund’s asset allocations and vary them over time to favor investments that it believes will provide the most favorable total return. In making asset allocation decisions, Banc One Investment Advisors will evaluate projections of risk, market and economic conditions, volatility, yields and expected returns. Because the Fund seeks total return over the long term, asset allocation shifts will be made gradually over time.

Drawing on a variety of analytical tools, the Fund’s adviser, JPMIM, allocates assets among various types of equity and fixed income investments, based on the following model allocation:

• 52% medium- and large-cap U.S. equity securities;
• 35% U.S. and foreign fixed income investments;

• 10% foreign equity securities; and

• 3% small-cap U.S. equity securities.

Normally, the Fund will invest:

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the

•             Between 40% and 75% of its total assets in all types of equity securities (including stocks of large-, mid- and small-capitalization companies and growth and value securities). Up to 25% of the Fund’s net assets may be invested in foreign securities, including American

One Group Balanced Fund	JPMorgan Diversified Fund

Depositary Receipts.

•             Between 25% and 60% of its total assets in mid- to long-term fixed income securities, including bonds, notes and other debt securities. The balance will be invested in cash equivalents.

Banc One Investment Advisors analyzes four major factors in managing and constructing the portfolio of fixed income securities for the Fund: duration, market sector, maturity concentrations and individual securities. Rather than attempting to time the market, Banc One Investment Advisors looks for sectors and securities that it believes will perform consistently well over time as measured by total return. The fixed income portion of the Fund attempts to enhance total return by selecting market sectors and securities that offer risk/reward advantages based on market trends, structural make-up and credit trends. Individual securities that are purchased by the Fund are subject to a disciplined risk/reward analysis both at the time of purchase and on an ongoing basis. This analysis includes an evaluation of interest rate risk, credit risk and risks associated with the complex legal and technical structure of the investment (e.g., asset-backed securities).

performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments and for risk management.

The adviser, JPMIM, may periodically increase or decrease the Fund’s actual asset allocation according to the relative attractiveness of each asset class.

Within this asset allocation framework, the adviser selects the Fund’s securities. With the stock portion of the portfolio, the Fund keeps its sector weightings in line with the markets in which it invests, while actively seeking the most attractive stocks within each sector. In choosing individual stocks, the adviser ranks them according to their relative value using a proprietary model that incorporates research from the adviser’s worldwide network of analysts. Foreign stocks are chosen using a similar process, while also monitoring country allocation and currency exposure.

With the bond portion of the portfolio, the adviser uses fundamental, economic and capital markets research to select securities. The adviser actively manages the mix of U.S. and foreign bonds while typically keeping duration — a common measurement of sensitivity to interest rate movements — within one year of the average for the U.S. investment grade bond universe (currently about five years).

At least 75% of the Fund’s bonds must be rated investment grade by Moody’s Investors Services (Moody’s), S&P, Fitch Ratings (Fitch), or the equivalent by another national rating organization including at least 65% A or better. The Fund may invest up to 25% of its bond investments in high yield, non-investment grade securities in the rating categories Ba or B by Moody’s, BB or B by S&P and Fitch or the equivalent by another national rating organization, or if unrated, that are deemed by the adviser to be of comparable quality. Non-investment grade securities are sometimes called junk bonds.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized

One Group Balanced Fund	JPMorgan Diversified Fund

mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may invest any portion of its assets that is not in equity or fixed income securities in high-quality money market instruments and repurchase agreements.

The Fund’s investment objective may be changed without shareholder approval.

In managing the equity portion of the Fund, the adviser employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period — often as much as five years — rather than focusing on near-term expectations. This approach is designed to provide insight into a company’s real growth potential.

The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company’s estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the adviser’s findings.

On behalf of the Fund, the adviser buys and sells equity securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

• catalysts that could trigger a rise in a stock’s price;

• high potential reward compared to potential risk; and

• temporary mispricings caused by market overreactions.

In managing the fixed income portion of the Fund, the

One Group Balanced Fund	JPMorgan Diversified Fund

adviser also employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities and duration management.

The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which the Fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

Relying on the insights of different specialists, including credit analysts, quantitative researchers and dedicated fixed income traders, the adviser makes buy and sell decisions according to the Fund’s goal and strategy.

Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the Fund’s target duration, a common measurement of a security’s sensitivity to interest rate movements. The Fund’s target duration typically remains relatively close to the duration of the market as a whole, as represented by the Fund’s benchmark. The strategists closely monitor the Fund and make tactical adjustments as necessary.

Anne Lester, Vice President of JPMIM, who has been at JPMIM since 1992, and Patrick Jakobson, Vice President of JPMIM, who has been at JPMIM since 1987. Prior to managing the Fund, Ms. Lester worked in the Product Development Group as a fixed-income and currency trader and as a portfolio manager in Milan. Mr. Jakobson is responsible for managing global asset allocation portfolios.

Anne Lester and Patrick Jakobson manage the equity portion of One Group Balanced Fund. Seoff Grimshaw, CFA is the portfolio manager for the portion of the fund. Mr. Grimshaw is also the portfolio manager for the one Group Treasury & Agency Fund

	One Group Diversified Equity Fund	JPMorgan U.S. Equity Fund

Who May Want to Invest		The Fund is designed for investors who:
• are pursuing a long-term goal such as retirement

• want to add an investment with growth potential to further diversify a portfolio

• want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is not designed for investors who:

• want a fund that pursues market trends or focuses only on particular industries or sectors

• require regular income or stability of principal

• are pursuing a short-term goal or investing emergency reserves

	One Group Intermediate Tax-Free Bond Fund	JPMorgan Intermediate Tax Free Income Fund

Investment Objective	To seek current income exempt from federal income taxes consistent with prudent investment management and the preservation of capital.	To seek to provide monthly dividends, which are excluded from gross income, and to protect the value of its shareholders’ investment by investing primarily in municipal obligations.
Primary Investment Strategies

One Group Intermediate Tax-Free Bond Fund invests primarily in a portfolio of municipal bonds with an average weighted maturity of between three and ten years. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction.

Up to 20% of the Fund’s assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals.

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from federal income tax. This is a fundamental policy. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes. A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The Fund also invests in restricted securities. The securities in which the Fund invests may have fixed rates of return or floating or variable rates.

As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal obligations whose interest payments are excluded from gross income for federal income tax purposes and not subject to the federal alternative minimum tax on individuals. “Assets” means net assets, plus the amount of borrowings for investment purposes.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

The Fund invests in securities that are rated as investment-grade by Moody’s, S&P or Fitch. It may also invest in unrated securities of comparable quality. The Fund may invest in debt securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. The Fund may also invest in high-quality, short-term money market instruments and repurchase agreements. The Fund may also invest in zero-coupon securities and forward commitments.

The average dollar weighted maturity of the Fund’s portfolio will be between three and ten years.

Under normal circumstances, the Fund reserves the right to invest up to 20% of its Assets in securities that pay interest subject to federal income tax or the federal alternative minimum tax on individuals. To temporarily defend the value of its assets, the Fund may exceed this limit.

There may be times when there are not enough municipal obligations available to meet the Fund’s needs. On these occasions, the Fund may invest in repurchase agreements or U.S. Treasury securities that may be subject to federal income tax.

The Fund’s investment objective may be changed

	One Group Intermediate Tax-Free Bond Fund	JPMorgan Intermediate Tax Free Income Fund

without shareholder approval.

In managing the Fund, the adviser, JPMIM, seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

Portfolio Managers

The Fund is managed by portfolio managers teamed with growth, blend or value style analysts. The teams meet regularly to discuss industry conditions and trends, individual stocks, the market and the economy. The research analysts provide in-depth industry analysis and recommendations, while portfolio managers determine strategy, industry weightings, Fund holdings and cash positions.

The Fund is managed by a team of individuals at JPMIM.

Kimberly Bingle, CFA. From 1998 to 2003, Ms. Bingle was a member of the team managing the Fund. Prior to joining Banc One Investment Advisors in 1998, Ms. Bingle was a senior securities portfolio manager at Nationwide Insurance Company in Columbus, Ohio.

Who May Want to Invest		The Fund is designed for investors who:
• want to add an income investment to further diversify a portfolio

• want an investment whose risk/return potential is higher than that of money market funds, but generally less than that of stock funds

• want an investment that pays monthly dividends

• want an income that is exempt from federal personal income taxes

The Fund is not designed for investors who:

• are investing for aggressive long-term growth

• require stability of principal

• are investing through a tax-deferred account such as an IRA

	One Group Diversified International Fund	JPMorgan Fleming International Equity Fund

Investment Objective	To provide long-term capital growth by investing primarily in equity securities of foreign issuers.	To seek total return from long-term capital growth and income. Total return consists of capital growth and current income.

Primary Investment Strategies

The Fund invests mainly in equity securities of companies located in Europe, Asia and Latin America.  The Fund also will invest in other regions and countries that present attractive investment opportunities, including developing countries.  In selecting a country for investment, Banc One Investment Advisors analyzes global economic, political and market conditions.  In selecting individual securities, Banc One Investment Advisors emphasizes core holdings that are diversified by region, country, sector and capitalization.  Securities also are selected based upon such characteristics as discounted cash flow valuation, price-to-earnings, price-to-book and dividend yield.

At least 65% of the Fund’s total assets normally will be invested in foreign equity securities, consisting of common stock (including American Depositary Receipts), preferred stocks, rights, warrants, convertible securities, and other equity securities, as well as in foreign currencies and options on foreign currencies.  The Fund may also invest up to 20% of its assets in U.S. government securities, other investment grade fixed income securities, cash and cash equivalents.  Although the Fund may use these strategies, the Fund’s main investment strategy is to invest in foreign equity securities.

Under normal conditions, the Fund will invest at least 80% of the value of its Assets in equity investments.  “Assets” means net assets, plus the amount of borrowings for investment purposes.  The Fund will primarily invest in foreign companies of various sizes, including foreign subsidiaries of U.S. companies.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and rights and warrants to buy common stocks.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest.  The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets.  The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

While the Fund invests primarily in equity securities, it may also invest in investment-grade debt securities.  Investment-grade means a rating in the four highest categories by Moody’s, S&P, Fitch, or the equivalent by another national rating organization, or securities that are unrated but are deemed by the Fund’s sub-adviser, J.P. Morgan Fleming Asset Management (London) Limited (“JPMFAM”), to be of comparable quality.  No more than 20% of the Fund’s Assets will be invested in debt securities denominated in a currency other than the U.S. dollar. No more than 20% of the Fund’s Assets will be invested in debt securities issued by a foreign government or international organization, such as the World Bank.

Under normal circumstances, the Fund may also invest up to 20% of its Assets in high-quality money market instruments and repurchase agreements.  To temporarily defend its assets during adverse market, economic or other conditions, the Fund may invest any amount of its assets in these instruments.

The Fund may invest in mortgage-related securities issued by governmental entities, certain issuers

One Group Diversified International Fund	JPMorgan Fleming International Equity Fund

identified with the U.S. government and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into “dollar-rolls,” in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

Where the capital markets in certain countries are either less developed or not easy to access, the Fund may invest in these countries by investing in closed-end investment companies which are authorized to invest in those countries.

The Fund’s investment objective may be changed without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

In managing the Fund, the sub-adviser will seek to diversify the Fund’s portfolio by investing in at least three different issuers in other countries than the United States.  However, the Fund may invest a substantial part of its assets in just one country.

The Fund intends to invest in companies (or governments) in the following countries or regions: the Far East (including Japan, Hong Kong, Singapore and Malaysia), Western Europe (including the United Kingdom, Germany, the Netherlands, France, Switzerland, Italy, Scandinavia and Spain), Australia, Canada and other countries or areas that the sub-adviser may select from time to time.  A substantial part of the Fund’s assets may be invested in U.S. companies based in countries that are represented in the Morgan Stanley Capital International, Europe, Australia and Far East Index.  However, the Fund may also invest in companies or governments in emerging markets.

The sub-adviser may adjust the Fund’s exposure to each currency based on its view of the markets and issuers. The sub-adviser will decide how much to invest in the securities of a particular country or currency by evaluating the yield and potential growth of an investment, as well as the relationship between the currency and the U.S. dollar.  The sub-adviser may increase or decrease the emphasis on a type of security, sector, country or currency, based on its analysis of a variety of economic factors, including fundamental economic strength, earnings growth, quality of management, sector growth, credit quality

	One Group Diversified International Fund	JPMorgan Fleming International Equity Fund

and interest rate trends. The Fund may purchase securities where the issuer is located in one country but the security is denominated in the currency of another.

Portfolio Managers

The Fund is managed by portfolio managers teamed with growth, blend or value style analysts. The teams meet regularly to discuss industry conditions and trends, individual stocks, the market and the economy. The research analysts provide in-depth industry analysis and recommendations, while portfolio managers determine strategy, industry weightings, Fund holdings and cash positions.

Nigel F. Emmett is the portfolio manager for the One Group Diversified International Fund.Mr. Emmett joined Banc One Investment Advisors in July 2004. In addition to his position with Banc One Investment Advisors, Mr. Emmett co-manages the portfolio management team responsible for the JPMorgan Fleming International Opportunities Fund and the JPMorgan Fleming International Equity Fund. Mr. Emmett is a managing director of JPMIM and has worked for JPMIM or one of its affiliates since August 1997.

The portfolio management team is overseen by James Fisher, a Managing Director at J.P. Morgan Fleming Asset Management (London) (“JPMFAM (London)).  Mr. Fisher is the Director in charge of EAFE funds.  He has worked at JPMFAM (London) since 1985 in numerous investment roles.  Mr. Fisher and Thomas Murray, a Vice President at JPMFAM (London), manage the Fund.  Mr. Murray is a global sector specialist and has worked at JPMFAM (London) since 1996.

Who May Want to Invest		The Fund is designed for investors who:
• are pursuing a long-term goal such as retirement

• want to add a non-U.S. investment with growth potential to further diversify a portfolio

• want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is not designed for investors who:

• are uncomfortable with the risks of international investing

• are looking for a less aggressive stock investment

• require regular income or stability of principal

• are pursuing a short-term goal or investing emergency reserves

	One Group Health Sciences Fund	JPMorgan Global Healthcare Fund

Investment Objective	To provide long-term capital appreciation.	To seek to provide high total return from a worldwide portfolio of equity securities in the healthcare sector.

Primary Investment Strategies

The Fund mainly invests in equity securities of companies engaged in the research, development, production or distribution of products and services related to biotechnology, heath care or medicine.  These companies include biotechnology companies, pharmaceutical companies, medical supply and equipment companies, and companies engaged in medical, diagnostic, or other related research and development.

In selecting investments for the Fund, Banc One Investment Advisors will seek to identify companies that are well positioned for growth.  In addition, consideration will be given to companies with services that generate cost savings for the healthcare system.  Banc One Investment Advisors also selects stocks based on revenue and earnings potential and attractive relative valuations.

Although the Fund may invest in companies of any size, the Fund will typically invest in large- and mid-capitalization companies.  Stocks will be considered for sale when companies experience a decline in fundamentals or when there is a negative change in the outlook for the industry in which the company operates or the valuation of the stock.

The Fund mainly invests in equity securities of health sciences companies with an emphasis on companies that Banc One Investment Advisors believes will produce above-average growth.

Under normal circumstances, at least 80% of the Fund’s assets will be invested in common and preferred stocks, rights, warrants, convertible securities and other equity securities of companies engaged in the research, development, production, or distribution of products and services related to biotechnology, health care or medicine.

Up to 20% of the Fund’s assets may be invested in U.S. government securities, other investment grade fixed income securities, cash and cash equivalents, and equity securities of companies outside industries in the health sciences sectors.

It also may invest up to 25% of its net assets

The Fund invests primarily in equity securities of U.S. and foreign companies of all sizes that offer potential for high total return.  Under normal circumstances, the Fund invests at least 80% of the value of its Assets in companies that derive at least 50% of their revenue from, or have 50% of their assets in, healthcare related businesses.  “Assets” means net assets, plus the amount of borrowings for investment purposes.

The Fund will invest primarily in four subsectors:  pharmaceuticals, biotechnology, medical technology and healthcare services.  These investments may include companies principally engaged in:  the design, manufacture or sale of products or services used for, or in connection with, healthcare, medicine and agricultural chemicals; research and development of pharmaceutical products and services; the manufacture and/or distribution of biotechnological and biomedical products, including devices, instruments and drug delivery systems; and the operation of healthcare facilities.

There are no prescribed limits on the weightings of securities in any particular subsector or in any individual company.

The Fund may invest in securities of companies from any geographical region, but intends to invest primarily in securities of companies in developed markets.  The Fund may also invest, to a lesser extent, in emerging markets.

The Fund may invest substantially in securities denominated in foreign currencies and actively seeks to enhance returns through managing currency exposure.

Equity securities in which Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest.  The Fund may use futures contracts, options, swaps and other derivatives to help manage duration, sector and yield curve exposure and credit and spread volatility.  The Fund may use derivatives to hedge various investments, for risk

	One Group Health Sciences Fund	JPMorgan Global Healthcare Fund

in the securities of foreign issuers.

Under normal conditions, the Fund will invest at least 25% of its total assets in one industry or group of industries in the health sciences sector.  Companies in an industry or group of industries in the health sciences sector include companies engaged in the research, development, production or distribution of products and services related to biotechnology, health care or medicine.

The Fund is non-diversified as defined in the Investment Company Act of 1940 and, therefore, can invest more of its assets in securities of a single issuer.

management and to increase the Fund’s income or gain.

Using its global perspective, the Fund’s adviser uses an investment process to identity those securities which in its view has an exceptional return potential.

Although the Fund plans to remain fully invested, it may invest any portion of its assets that is not in equity securities in high quality money market instruments and repurchase agreements.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers.  These may include investment in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund’s investment objective may be changed without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940 considered and, therefore, can invest more of its assets in securities of a single issuer.

Portfolio Managers

Scott Braunstein is the portfolio manager leading a team of research analysts for the One Group Health Sciences Fund. Mr. Braunstein joined Banc One Investment Advisors in July 2004. In addition to his position at Banc One Investment Advisors, Mr. Braunstein is a research analyst of pharmaceuticals and medical technology stocks for JPMIM and is one of 19 co-analysts of the Analyst Portfolio Strategy at JPMIM. Prior to joining JPMIM, he worked from 2000 to 2002 at Deutsche Bank Alex Brown, from 1999 to 2000 as Director of Operations for Defined Health and from 1994 to 1999 as a physician with Summit Medical Group.

The Fund is managed by Georgina Perceval Maxwell, a portfolio manager in the Global Equity Group in London.  Ms. Maxwell joined J.P. Morgan Investment Management, Inc. in 1997 as an Asian specialist responsible for assets allocation of Asian Portfolios and stock selection in the Southeast Asian markets.

	One Group Health Sciences Fund	JPMorgan Global Healthcare Fund

Who May Want to Invest		The Fund is designed for investors who:
• are pursuing a long-term goal such as retirement

• want to add a global investment with growth potential to further diversify a portfolio

• are looking for the added rewards and are willing to accept the added risks of a fund that invests in the healthcare sector

The Fund is not designed for investors who:

• require regular income or stability of principal

• are pursuing a short-term goal or investing emergency reserves

• are uncomfortable with the risks of international investing

• are looking for a less aggressive stock investment

• are uncomfortable with the Fund’s focus on the healthcare sector

APPENDIX D

Financial Highlights of each of JPMorgan Funds

JPMORGAN US EQUITY FUND

	Per share operating performance:
		Income from investment operations:				Less distributions:
	Net asset value, beginning of period	Net investment income (loss)		Net gains or losses on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income		Distributions from capital gains	Return of capital	Total distributions		Net asset value, end of period
Class A Shares+
01/01/04 Through 06/30/04*	$10.01	0.02	@	0.31	0.33	0.02		—	—	0.02		$10.32
Year Ended 12/31/03	$7.61	0.04	@	2.41	2.45	0.05		—	—	0.05		$10.01
Year Ended 12/31/02	$10.45	0.03		(2.84)	(2.81)	0.03		—	—	0.03		$7.61
06/01/01 Through 12/31/01^	$11.16	0.02	@	(0.69)	(0.67)	0.02		0.02	—	0.04		$10.45
09/15/00** Through 05/31/01	$12.86	0.03		(1.72)	(1.69)	0.01		—	—	0.01		$11.16

Class B Shares
01/01/04 Through 06/30/04*	$9.95	(0.02	)@	0.31	0.29	—		—	—	—		$10.24
Year Ended 12/31/03	$7.58	(0.02	)@	2.39	2.37	—	†	—	—	—	†	$9.95
Year Ended 12/31/02	$10.43	(0.04)		(2.81)	(2.85)	—		—	—	—		$7.58
09/10/01** Through 12/31/01	$9.67	(0.01	)@	0.79	0.78	—		0.02	—	0.02		$10.43

Class C Shares
01/01/04 Through 06/30/04*	$9.95	(0.02	)@	0.31	0.29	—		—	—	—		$10.24
Year Ended 12/31/03	$7.58	(0.02	)@	2.39	2.37	—	†	—	—	—	†	$9.95
Year Ended 12/31/02	$10.44	(0.05)		(2.81)	(2.86)	—		—	—	—		$7.58
09/10/01** Through 12/31/01	$9.67	(0.01	)@	0.80	0.79	—		0.02	—	0.02		$10.44

Select Class Shares+
01/01/04 Through 06/30/04*	$9.99	0.03	@	0.31	0.34	0.03		—	—	0.03		$10.30
Year Ended 12/31/03	$7.61	0.07	@	2.39	2.46	0.08		—	—	0.08		$9.99
Year Ended 12/31/02	$10.44	0.05		(2.83)	(2.78)	0.05		—	—	0.05		$7.61
06/01/01 Through 12/31/01^	$11.21	0.03	@	(0.68)	(0.65)	0.04		0.08	—	0.12		$10.44
Year Ended 05/31/01	$12.66	0.05		(0.94)	(0.89)	0.05		0.51	—	0.56		$11.21
Year Ended 05/31/00	$14.62	0.09		0.24	0.33	0.09		2.20	—	2.29		$12.66
Year Ended 05/31/99	$14.96	0.10		2.28	2.38	0.11		2.61	—	2.72		$14.62

	Ratios / Supplemental data:
		Ratios to average net assets: #
	Total return (1)(a)	Net assets end of period (millions)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Net investment income (loss) without waivers, reimbursements and earnings credits		Portfolio turnover rate (a)
Class A Shares+
01/01/04 Through 06/30/04*	3.27%	$49	1.05%	0.38%	1.50%	(0.07)%		44%
Year Ended 12/31/03	32.32%	$50	1.05%	0.50%	1.54%	0.01%		101%
Year Ended 12/31/02	(26.89)%	$29	1.05%	0.30%	1.44%	(0.09)%		83%
06/01/01 Through 12/31/01^	(5.96)%	$54	1.05%	0.30%	1.44%	(0.09)%		48%
09/15/00** Through 05/31/01	(13.10)%	$3	1.05%	0.22%	7.05%!!	(5.78	)%!!	81	%(u)

Class B Shares
01/01/04 Through 06/30/04*	2.91%	$29	1.75%	(0.32)%	2.00%	(0.57)%		44%
Year Ended 12/31/03	31.29%	$29	1.75%	(0.20)%	2.04%	(0.49)%		101%
Year Ended 12/31/02	(27.31)%	$11	1.75%	(0.40)%	1.93%	(0.58)%		83%
09/10/01** Through 12/31/01	8.07%	$19	1.75%	(0.40)%	1.85%	(0.50)%		48%

Class C Shares
01/01/04 Through 06/30/04*	2.91%	$5	1.75%	(0.32)%	2.00%	(0.57)%		44%
Year Ended 12/31/03	31.29%	$5	1.75%	(0.20)%	2.04%	(0.49)%		101%
Year Ended 12/31/02	(27.37)%	$1	1.75%	(0.42)%	1.93%	(0.60)%		83%
09/10/01** Through 12/31/01	8.18%	$1	1.75%	(0.39)%	1.85%	(0.49)%		48%

Select Class Shares+
01/01/04 Through 06/30/04*	3.41%	$327	0.79%	0.64%	0.91%	0.52%		44%
Year Ended 12/31/03	32.42%	$312	0.79%	0.76%	0.92%	0.63%		101%
Year Ended 12/31/02	(26.62)%	$225	0.79%	0.57%	0.92%	0.44%		83%
06/01/01 Through 12/31/01^	(5.76)%	$348	0.79%	0.44%	0.85%	0.38%		48%
Year Ended 05/31/01	(7.10)%	$312	0.79%	0.41%	0.79%	0.41%		81	%(u)
Year Ended 05/31/00	2.20%	$387	0.78%	0.59%	0.78%	0.59%		89	% u)
Year Ended 05/31/99	18.39%	$441	0.79%	0.70%	0.79%	0.70%		84	% u)

*	Unaudited
**	Commencement of offering of class of shares.
†	Amount is less than $.005.
^	The fund changed its fiscal year end from May 31 to December 31.
@	Calculated based upon average shares outstanding.
(a)	Not annualized for periods less than one year.
(1)	Total return figures do not include the effect of any front-end or deferred sales load.
#	Short periods have been annualized.
!!	Due to the size of net assets and fixed expenses, ratios may appear to be disproportionate.
(u)

Prior to September 10, 2001USEF invested all of its investable assets in The U.S. Equity Portfolio (“USEP”).  The portfolio turnover rate disclosed prior to September 10, 2001 is the turnover rate of USEP.

(a)	Not annualized for periods less than one year.
+	Prior to the open of business on September 10, 2001, the class underwent a split of shares in connection with a fund reorganization. Prior periods have been restated to reflect the split.

JPMORGAN DIVERSIFIED FUND

	Per share operating performance:
		Income from investment operations:				Less distributions:
	Net asset value, beginning of period	Net investment income (loss)		Net gains or losses on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from capital gains	Total distributions	Net asset value, end of period
Class A Shares
01/01/04 Through 06/30/04	$12.79	0.07	@	0.14	0.21	0.08		0.08	$12.92
03/24/03* Through 12/31/03	$10.77	0.09	@	2.06	2.15	0.13		0.13	$12.79

Class B Shares
01/01/04 Through 06/30/04	$12.79	0.02	@	0.14	0.16	0.03		0.03	$12.92
03/24/03* Through 12/31/03	$10.77	0.03	@	2.06	2.09	0.07		0.07	$12.79

Class C Shares
01/01/04 Through 06/30/04	$12.80	0.02	@	0.13	0.15	0.03		0.03	$12.92
03/24/03* Through 12/31/03	$10.77	0.03	@	2.07	2.10	0.07		0.07	$12.80

Select † Class Shares
01/01/04 Through 06/30/04	$12.81	0.09	@	0.14	0.23	0.10	—	0.10	$12.94
Year Ended 12/31/03	$10.76	0.16	@	2.07	2.23	0.18	—	0.18	$12.81
Year Ended 12/31/02	$12.65	0.20	@	(1.87)	(1.67)	0.22	—	0.22	$10.76
07/01/01 Through 12/31/01^	$13.36	0.13	@	(0.52)	(0.39)	0.32	—	0.32	$12.65
Year Ended 06/30/01	$15.15	0.35		(1.41)	(1.06)	0.35	0.38	0.73	$13.36
Year Ended 06/30/00	$14.92	0.33		0.63	0.96	0.24	0.49	0.73	$15.15
Year Ended 06/30/99	$13.74	0.31		1.47	1.78	0.33	0.27	0.60	$14.92

	Ratios / Supplemental data
		Ratios to average net assets: #
	Total return (a)(b)	Net assets end of period (millions)	Net expenses	Net investment Income (loss)	Expenses without waivers, reimbursements and earnings credits	Net investment Income (loss) without waivers, reimbursements and earnings credits	Portfolio turnover rate (a)
Class A Shares
01/01/04 Through 06/30/04	1.60%	$44	1.25%	1.05%	1.64%	0.66%	118%
03/24/03* Through 12/31/03	20.00%	$46	1.25%	1.04%	1.70%	0.59%	210%

Class B Shares
01/01/04 Through 06/30/04	1.26%	$14	1.93%	0.37%	2.14%	0.16%	118%
03/24/03* Through 12/31/03	19.42%	$14	1.93%	0.35%	2.20%	0.08%	210%

Class C Shares
01/01/04 Through 06/30/04	1.20%	$1	1.93%	0.36%	2.14%	0.15%	118%
03/24/03* Through 12/31/03	19.48%	$1	1.93%	0.36%	2.20%	0.09%	210%

Select † Class Shares
01/01/04 Through 06/30/04	1.77%	$136	0.91%	1.39%	1.12%	1.18%	118%
Year Ended 12/31/03	20.90%	$140	0.91%	1.42%	1.09%	1.24%	210%
Year Ended 12/31/02	(13.22)%	$270	0.91%	1.72%	1.08%	1.55%	232%
07/01/01 Through 12/31/01^	(2.90)%	$343	0.93%	1.96%	1.03%	1.86%	107%
Year Ended 06/30/01	(7.01)%	$360	0.98%	2.42%	1.01%	2.39%	185	%(d)
Year Ended 06/30/00	6.61%	$359	0.96%	2.19%	0.98%	2.17%	217	%(d)
Year Ended 06/30/99	13.35%	$266	0.98%	2.22%	1.01%	2.19%	144	%(d)

*              Commencement of offering of class of shares.

(a)           Not annualized for periods less than one year.

(b)           Total return figures do not include the effect of any front-end or deferred sales load.

#              Short periods have been annualized.

†              Prior to the open of business on September 10, 2001, the class underwent a split of shares in connection with the Fund reorganization.  Prior periods have been restated to reflect the split..

^              The fund changed its fiscal year end from June 30 to December 31

@            Calculated based upon average shares outstanding

(d)           Prior to September 10, 2001, DF invested all of its investable assets in The Diversified Portfolio (“DP”).  The portfolio turnover rate disclosed prior to September 10, 2001 is the turnover rate of DP.

JPMORGAN INTERMEDIATE TAX FREE INCOME FUND

	Per share operating performance:
		Income from investment operations:			Less distributions:
	Net asset value, beginning of period	Net investment income (loss)	Net gains or losses on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from capital gains	Total distributions	Net asset value, end of period	Total return (1)(a)
Class A Shares
12/31/03* Through 02/29/04@	$11.10	0.06	0.13	0.19	0.06	—	0.06	$11.23	1.75%

Class B Shares
12/31/03* Through 02/29/04@	$11.10	0.05	0.13	0.18	0.05	—	0.05	$11.23	1.63%

Select Class Shares**
09/01/03 Through 02/29/04@	$10.93	0.20	0.37	0.57	0.20	0.08	0.28	$11.22	5.26%
Year Ended 08/31/03	$11.15	0.42	(0.15)	0.27	0.42	0.07	0.49	$10.93	2.44%
Year Ended 08/31/02	$10.98	0.43	0.21	0.64	0.43	0.04	0.47	$11.15	5.99%
Year Ended 08/31/01	$10.46	0.44	0.52	0.96	0.44	—	0.44	$10.98	9.35%
Year Ended 08/31/00	$10.42	0.46	0.10	0.56	0.46	0.06	0.52	$10.46	5.54%
Year Ended 08/31/99	$10.93	0.52	(0.39)	0.13	0.52	0.12	0.64	$10.42	1.15%

	Ratios / Supplemental data:
			Ratios to average net assets: #
	Net assets, end of period (ooo omitted)		Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Net investment Income (loss) without waivers, reimbursements and earnings credits	Portfolio turnover rate (a)
Class A Shares
12/31/03* Through 02/29/04@	$—	(b)	0.75%	3.62%	1.32%	3.05%	28%

Class B Shares
12/31/03* Through 02/29/04@	$—	(b)	1.50%	2.84%	1.82%	2.52%	28%

Select Class Shares**
09/01/03 Through 02/29/04@	$1,137		0.66%	3.67%	0.74%	3.59%	28%
Year Ended 08/31/03	$1,159		0.66%	3.73%	0.74%	3.65%	56%
Year Ended 08/31/02	$1,155		0.66%	3.88%	0.74%	3.80%	71%
Year Ended 08/31/01	$728		0.74%	4.10%	0.75%	4.09%	43%
Year Ended 08/31/00	$694		0.57%	4.49%	0.66%	4.40%	60%
Year Ended 08/31/99	$729		0.03%	4.81%	0.50%	4.34%	62%

*	Commencement of offering of class of shares.
(1)	Total return figures do not include the effect of any front-end or deferred sales load.
(a)	Not annualized for periods less than one year.
**	Effective September 10, 2001 the share class renamed from Institutional to Select in connection with the Fund’s reorganization.
(b)	Amount rounds to less than one million.
#	Short periods have been annualized.
@	Unaudited

JPMORGAN FLEMING INTERNATIONAL EQUITY FUND

	Per share operating performance:
		Income from investment operations:				Less distributions:
	Net asset value, beginning of period	Net investment income (loss)		Net gains or losses on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from capital gains	Total dividends and distributions	Net asset value, end of period	Total return (1)(a)
Class A Shares (i)
11/01/03 Through 04/30/04*	$23.17	0.11	^	2.37	2.48	0.09	—	0.09	$25.56	10.69%
Year Ended 10/31/03	$19.42	0.28	^	3.66	3.94	0.19	—	0.19	$23.17	20.41%
08/28/02**Through 10/31/02	$21.81	0.04	^	(2.37)	(2.33)	0.06	—	0.06	$19.42	(10.70)%

Class B Shares (i)
11/01/03 Through 04/30/04*	$23.10	0.02	^	2.38	2.40	0.05	—	0.05	$25.45	10.40%
Year Ended 10/31/03	$19.39	0.15	^	3.68	3.83	0.12	—	0.12	$23.10	19.84%
08/28/02**Through 10/31/02	$21.81	0.03	^	(2.43)	(2.40)	0.02	—	0.02	$19.39	(11.00)%

Class C Shares (i)
11/01/03 Through 04/30/04*	$23.05	0.02	^	2.38	2.40	0.05	—	0.05	$25.40	10.39%
01/31/03**Through 10/31/03	$18.43	0.08	^	4.65	4.73	0.11	—	0.11	$23.05	25.70%

Select Class Shares (i)
11/01/03 Through 04/30/04*	$23.19	0.11	^	2.42	2.53	0.12	—	0.12	$25.60	10.90%
Year Ended 10/31/03	$19.45	0.30	^	3.72	4.02	0.28	—	0.28	$23.19	20.90%
Year Ended 10/31/02	$21.20	0.21	^	(1.84)	(1.63)	0.12	—	0.12	$19.45	(7.74)%
Year Ended 10/31/01	$32.00	0.39		(6.35)	(5.96)	0.18	4.66	4.84	$21.20	(21.62)%
Year Ended 10/31/00	$33.33	0.15		1.05	1.20	0.13	2.40	2.53	$32.00	2.71%
Year Ended 10/31/99 (k)	$27.79	0.33		5.94	6.27	0.73	—	0.73	$33.33	22.83%

	Ratios / Supplemental Data:
		Ratios to average net assets #:
	Net assets, end of period (ooo omitted)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits		Net investment Income (loss) without waivers, reimbursements and earnings credits		Portfolio turnover rate (a)
Class A Shares (i)
11/01/03 Through 04/30/04*	$41,906	1.50%	0.84%	1.99	%!	0.35	%!	24%
Year Ended 10/31/03	$8,502	1.50%	1.28%	2.69	%!	0.09	%!	16%
08/28/02**Through 10/31/02	$91	1.50%	0.50%	55.25	%!	(53.25	)%!	20%

Class B Shares (i)
11/01/03 Through 04/30/04*	$508	2.00%	0.19%	2.51	%!	(0.32	)%!	24%
Year Ended 10/31/03	$178	2.00%	0.74%	6.19	%!	(3.45	)%!	16%
08/28/02**Through 10/31/02	$22	2.00%	0.27%	74.45	%!	(72.18	)%!	20%

Class C Shares (i)
11/01/03 Through 04/30/04*	$4,209	2.00%	0.17%	2.51	%!	(0.34	)%!	24%
01/31/03**Through 10/31/03	$1,681	2.00%	0.48%	2.85	%!	(0.37	)%!	16%

Select Class Shares (i)
11/01/03 Through 04/30/04*	$1,022,867	1.10%	0.89%	1.51%		0.48%		24%
Year Ended 10/31/03	$813,466	1.10%	1.45%	1.55%		1.00%		16%
Year Ended 10/31/02	$247,426	1.03%	1.03%	1.54%		0.52%		20%
Year Ended 10/31/01	$181,296	1.00%	0.87%	1.54%		0.33%		33%
Year Ended 10/31/00	$226,248	0.66%	0.38%	1.50%		(0.46)%		149%
Year Ended 10/31/99 (k)	$223,339	0.06%	1.14%	1.31%		(0.11)%		141%

*	Unaudited
**	Commencement of offering of class of shares.
^	Calculated based upon average shares outstanding
(1)	Total return figures do not include the effect of any front-end or deferred sales load.
(a)	Not annualized for periods less than one year.
(i)	Formerly Chase Vista Select International Equity Fund.
#	Short periods have been annualized.
!	Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
(k)	On November 20, 1998, the Fund underwent a “6 shares for 1” split of shares. Prior periods have been restated to reflect the split.

JPMORGAN GLOBAL HEALTHCARE FUND

	Per share operating performance:
		Income from investment operations:				Less distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains or losses on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from capital gains	Total distributions	Capital share transactions		Net asset value, end of period
Class A Shares
11/01/03 Through 04/30/04@	$13.13	(0.01	)^	1.35	1.34	—	—	—	—		$14.47
Year Ended 10/31/03	$12.27	(0.05	)^	1.17	1.12	0.26	—	0.26	—		$13.13
Year Ended 10/31/02	$13.79	(0.10	)^	(2.44)	(2.54)	0.06	—	0.06	1.08	^^	$12.27
04/16/01**Through 10/31/01	$13.64	(0.05	)^	0.20	0.15	—	—	—	—		$13.79

Select Class
11/01/03 Through 04/30/04@	$12.11	0.01	^	1.24	1.25	——	—	——	—		$13.36
Year Ended 10/31/03	$11.31	(0.01	)^	1.07	1.06	0.26	—	0.26	—		$12.11
Year Ended 10/31/02	$13.81	(0.03	)^	(2.38)	(2.41)	0.09	—	0.09	—		$11.31
Year Ended 10/31/01	$15.11	(0.03	)^	(1.26)	(1.29)	0.01	—	0.01	—		$13.81
09/29/00* Through 10/31/00	$15.00	0.03		0.08	0.11	—	—	—	—		$15.11

	Ratios / Supplemental Data
			Ratios to average net assets #
	Total return (1)(b)		Net assets end of period (000’s)	Net expenses	Net investment Income (loss)	Expenses without waivers, reimbursements and earnings credits	Net investment Income (loss) without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
Class A Shares
11/01/03 Through 04/30/04@	10.21%		$182	1.75%	(0.07)%	15.71%!	(14.03)%!	41%
Year Ended 10/31/03	9.29%		$138	1.75%	(0.41)%	23.28%!	(21.94)%!	56%
Year Ended 10/31/02	(10.63	)%^^	$112	1.75%	(0.72)%	36.66%!	(35.63)%!	56%
04/16/01**Through 10/31/01	1.10%		$59	1.74%	(0.72)%	34.18%!	(33.16)%!	57%

Select Class
11/01/03 Through 04/30/04@	10.32%		$8,212	1.50%	0.16%	3.94%	(2.28)%	41%
Year Ended 10/31/03	9.59%		$10,153	1.50%	(0.04)%	3.44%	(1.98)%	56%
Year Ended 10/31/02	(17.54)%		$16,289	1.50%	(0.22)%	2.62%	(1.34)%	56%
Year Ended 10/31/01	(8.55)%		$30,782	1.50%	(0.20)%	2.24%	(0.94)%	57%
09/29/00* Through 10/31/00	0.73%		$35,809	1.50%	1.02%	4.52%	(2.00)%	3%

*	Commencement of operations.
**	Commencement of offering of class of shares.
^	Calculated based upon average shares outstanding.
^^	Reflects a $2,000 gain to the net assets of the share class resulting from capital share transactions. Total return would be approximately (17.77%) exclusive of such transaction.
(1)	Total return figures do not include the effect of any front-end or deferred sales load.
@	Unaudited
(b)	Not annualized for periods less than one year.
#	Short periods have been annualized
!	Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes..

APPENDIX E

Management’s Discussion of Fund Performance - JPMorgan Funds

JPMorgan U.S. Equity Fund

Portfolio Performance Review

How did the fund perform?

JPMorgan U.S. Equity Fund, which seeks to provide high total return from a portfolio of selected equity securities, returned 3.49% (Institutional shares) in the six months ended June 30, 2004.  This compares to a return of 3.44% from its benchmark, the S&P 500 index, for the same six-month period.

Why did the fund perform this way?

During this period, the Fund’s performance benefited from solid stock selection within the Finance, Semiconductor and Industrial Cyclicals sectors.  At the stock-specific level, aiding performance the most was a position in Sepracor, the drug maker, whose stock rose 121% on the back of the FDA’s approval of its promising anti-insomnia drug, Estorra.  Additionally, our overweight position in Tyco spurred results, as the company’s portfolio of diversified industrial products, together with its improved balance sheet, resulted in strong cash-flow generation, growing investor confidence and a recent upgrade by Moody’s.  An overweight position in Sprint-PCS also did well, as the company’s wireless subscriber growth accelerated.  Elsewhere within the Fund, positions in Freddie Mac, Legg Mason and EW Scripps contributed strongly to performance.

On the other hand, stock picking within the Media, Consumer Staples and Energy sectors detracted from results.  Within the Media sector, an overweight position in Viacom and an underweight position in Yahoo! pressured performance.  In the second quarter, Viacom’s stock fell on news of the resignation of the company’s COO, Mel Karmazin.  Yahoo! rose as the company’s first quarter numbers exceeded consensus estimates and its on-line advertising revenues continued to strengthen.  We maintained our positions in both names, however.  We believe, for example, that Viacom’s stock is underpriced, given that it has very strong free cash-flow prospects ($3 billion+ this year, according to our forecast) and has at least two potentially positive catalysts on the horizon (the spin-off of Blockbuster and a large share repurchase).  We also believe that Yahoo! is very expensive from a valuation perspective.

An underweight in AT&T Wireless also hurt performance for the first six months of 2004, as its stock rose on news of the company’s acquisition by Cingular.  In addition, overweights in Altria and Novellus, along with an underweight in US Bancorp, negatively impacted portfolio returns.

How was the fund managed?

At a high level, we continued to manage the Fund with a largely sector-neutral, style-consistent approach, driven by the stock selection insights of our fundamental research analysts.  At the stock-specific level, the portfolio concentrated in names within each sector that our analysts deemed to be inexpensive relative to their sector peers, and to their long-term earnings and cash-flow forecasts.

FUND FACTS

•       Fund Inception:  09/17/1993

•       Fiscal Year End:  December 31

•       Net Assets (as of  06/30/2004) in millions:  $500.2

•       Primary Benchmark:  S&P 500 Index

JPMorgan Diversified Fund

Portfolio Performance Review

How did the fund perform?

JPMorgan Diversified Fund, which seeks to provide a high total return from a diversified portfolio of stocks and bonds, returned at 1.90% (Institutional Shares).  This compares to a return of 2.52% for the Diversified Benchmark, which is comprised of the S&P 500 Index (52%), Frank Russell 2000 Index (3%), MSCI EAFE Index (10%), and the Salomon BIG Index (35%).

Why did the fund perform this way?

Asset allocation contributed positively to performance during the first half of 2004, while security selection did not.  Asset allocation within the international equity portion of the Fund, in particular, drove the Fund’s performance.  Strong stock selection within the Software & Services, Energy, Finance and Semiconductors sectors contributed the most to performance, while positions in the Pharmaceutical/Med Tech, Media, Retail and Consumer Cyclical sectors were the primary detractors.

In the fixed income portion of the Fund, cross sector allocation contributed positively to performance, while security selection detracted modestly from it.  Our mortgage and our asset backed securities positions were positive contributors.  The contribution from duration positioning was negative, year-to-date, while our international non-dollar position was slightly positive.

How was the fund managed?

The Fund seeks to provide a high total return from a diversified portfolio of stocks and bonds.  Assets are loosely allocated amongst the various investment options to conform with the fund’s model allocation of 52% large cap equity, 3% small cap equity, 35% fixed income, and 10% international equity.  We base the actual allocation amongst these asset classes on the relative attractiveness of each asset class.

As the economy began to recover, we modestly favored stocks over bonds.  Our asset allocation models then suggested that we be equity-neutral, which we viewed as a better value relative to fixed income.  While we were broadly sector-neutral, we favored stocks that would benefit the most from a pickup in the economy.

FUND FACTS

•       Fund Inception:  09/10/1993

•       Fiscal Year End:  December 31

•       Net Assets (as of 06/30/2004) in millions:  $443.1

•       Primary Benchmark:  Diversified Benchmark

JPMorgan Intermediate Tax Free Income Fund

Portfolio Performance Review

How did the fund perform?

The JPMorgan Fleming Intermediate Tax Free Income Fund, which seeks to provide monthly dividends which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations, had a total return of 5.26% (Select Shares) for the six-month period ended February 29, 2004.  This compares with the 5.58% return of its benchmark index, the Lehman Competitive Intermediate (1-17 maturities) Index.

Why did the fund perform this way?

The Fund underperformed its benchmark during the period.  One detractor was our high-quality bias at a time when lower quality issues performed better.  We were underweight to hospitals, airports, tobacco debt and other high-yield sectors, which experienced a technical rebound following a severe widening in spreads.  As municipalities continue to struggle with budget deficits, we continue to be concerned about the stability of these credits.  We also made what we consider a prudent decision to avoid the risks specific to airport and tobacco debt.  We plan to maintain our high-quality bias.  The eight-year part of the yield curve outperformed, enhancing performance.  Also contributing was our continued overweight to revenue bonds.

How was the fund managed?

The economic expansion quickened, beginning the transition from being policy-dependent to becoming self-sustaining.  Strong profits supported the corporate sector’s gradual increase in capital spending and hiring.  Yet, with ongoing excess capacity and comparatively high unemployment, consumer price inflation continued to decelerate.  The Federal Reserve Board continued to indicate that it would keep its monetary policy on hold until economic conditions warrant a change.  The U.S. gross domestic product (GDP) grew at 4.1% during the fourth quarter, slightly below the market consensus of 4.5% to 5%.  January and February economic data were mixed.  Industrial production rose, and a new orders were near the two-decade high recorded in December.  Yields for Municipals were attractive relative to Treasury yields, which ended the six-month period notably lower than the peak they reached in early September.

We overweighted the eight-year part of the yield curve as well as the revenue sector of the market, which enhanced performance.  We were underweight to hospitals, airports, tobacco debt and other high-yield sectors.  We removed our overweight to New York as spreads tightened, purchasing more high-quality general market issues such as pre-refunded bonds (which are secured by an escrow fund of U.S. government obligations).  We also started to initiate an overweight to California.

FUND FACTS

•       Fund Inception:  01/01/1997

•       Fiscal Year End:  August 31

•       Net Assets (as of 02/29/2004) in millions:  $1,561.0

•       Primary Benchmark:  Lehman Competitive Intermediate (1-17 maturities) Index

•       Average Credit Quality:  AA

•       Duration:  5.6 years

JPMorgan Fleming International Equity Fund

Portfolio Performance Review

How did the fund perform?

JPMorgan Fleming International Equity Fund, which seeks total return from long-term capital growth & income through investing in foreign equities, rose by 10.9% (Select Shares) in the six months ended April 30, 2004.  This compares with a rally of 12.4% in the MSCI EAFE Index (in U.S. dollars).

Why did the fund perform this way?

The Fund rallied with the international equity markets in the six months ended April 30, 2004, although it trailed the MSCI EAFE Index benchmark.  The rise in the Yen caused some of the Portfolio’s Japanese Consumer Discretionary stocks to underperform the sector’s strong appreciation.  At the same time, the Portfolio added value in a number of sectors, particularly Energy and Healthcare.

In the Consumer Discretionary sector, Fuji Photo Film was the greatest detractor from relative performance.  In addition to concerns regarding Yen strength, investors worried about the company’s move from generating its profits in analog film and photography to digital.  Fuji Photo Film appears to have a solid strategy, but there is fierce competition and investors are concerned that margins may not be as good as they have been in analog.  The Yen caused Honda Motor Company’s profits for the fourth quarter of its fiscal year to drop -36.5%, as it translated overseas earnings back into Yen.  The company predicted that currency issues would lead to a fall in profits during the current fiscal year.

In the Financial sector, the Portfolio suffered from not owning Japanese bank stocks.  These stocks had an astonishing rally during the period, with many rising more than 40% in response to what appeared to be an increasingly sustainable economic recovery.  If the recovery continues, it will likely reduce the bank’s bad debt provisions and increase profitability.

The greatest area of relative strength was the Energy sector, where not owning Royal Dutch/Shell benefited the Portfolio.  The oil giant revealed that it had substantially overstated reserves over several years.  Additionally, the Portfolio was overweight the sector, which benefited from high oil prices.

Performance in the Healthcare sector was also positive as the Portfolio owned French pharmaceutical stock Aventis, which received a takeover approach from fellow French drug maker Sanofi-Synthélabo.

How was the fund managed?

The Portfolio was broadly positioned to take advantage of economic recovery at the stock level.  Within this context, stock selection focused on companies with pricing power, strong free cash flow, and reasonable valuations.  This led us to be overweight Industrial and Energy stocks, but underweight the stocks where valuations are discounting a rapid reflation of Japan’s economy, such as Japanese banks and real estate companies.

FUND FACTS

•      Fund inception:  01/01/1997

•      Fiscal year end:  October 31

•      Net assets (as of 04/30/2004) in millions:  $1,069.5

•      Primary benchmark:  MSCI EAFE Index

JPMorgan Global Healthcare Fund

Portfolio Performance Review

How did the fund perform?

JPMorgan Global Healthcare Fund, which seeks high total return through investing in healthcare companies in both the United States and international markets, climbed by 10.3% (Select Shares) in the six months ended April 30, 2004.  This compares with a rise of 11.5% in the MSCI World Healthcare index (in U.S. dollars) for the same six-month period.

Why did the fund perform this way?

The portfolio generated a significant positive return in the six months ended April 30, 2004, although it trailed its MSCI World Healthcare Index benchmark.  Broadly speaking, stock selection was positive in Healthcare Services, but negative in Pharmaceuticals.  At the stock level, the shortfall against the index was largely due to being underweight two stocks that passed significant drug development milestones.

From a positive perspective, an overweight position in Sepracor added to performance.  Its Estorra sleeping pill does not require any further trials before applying for U.S. Food & Drug Administration (FDA) approval, and could be approved sooner than previously expected. Additionally, credit rating agency Standard & Poor’s changed the company’s debt rating outlook from stable to positive.

An overweight position in Forest Laboratories also contributed, as the company reported earnings for its fiscal third quarter up 30%, aided by nearly quadrupled sales of Lexapro, its anti-depressant drug.

Roche announced sales for the first quarter of 2004 that were well above expectations.  Encouraging developments included a return to double-digit growth in diagnostics, continued progress of its Hepatitis B treatment, and good performance in Japan.  Furthermore, Genentech, its biotechnology subsidiary, gained FDA approval for Avastin, a revolutionary new Oncology (cancer) drug.

The greatest detractor from performance was an underweight position in Elan Pharmaceuticals.  Elan shares rose by more than 300% as the company announced that it would file for U.S. and European approval of Antegren, its Multiple Sclerosis drug, earlier than expected. Antegren needs to be administed just once a month compared with existing treatments that are dispensed once a week.

The portfolio also suffered from being underweight Genentech.  Although Roche owns the majority of the company, a minority of its shares are available for third party investment.

Additionally, being overweight Taro Pharmaceutical had a negative effect on performance as it reported disappointing first quarter earnings and revenues due to higher marketing expenses for proprietary products.

How was the fund managed?

The portfolio has become increasingly overweight Biotechnology companies in the run-up to an annual Oncology conference, where news is expected regarding new generation drugs.  There is a slight underweight in Pharmaceuticals, as many companies need to rebuild their drug pipelines.  Finally, the portfolio is underweight Healthcare Services companies, where it is not finding many attractive stocks.

FUND FACTS

•      Fund Inception:  09/29/2000

•      Fiscal Year End October 31

•      Net Assets (as of 04/30/2004) in thousands:  $8,394

•      Primary Benchmark:  MSCI World Healthcare Index

APPENDIX F

Legal Proceedings

Legal Proceedings and Additional Fee Information

On September 3, 2003, the New York Attorney General (“NYAG”) simultaneously filed and settled a complaint  (the “Canary Complaint”) against Canary Capital Partners, LLC, et al. (collectively, “Canary”). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds. Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as “market timing” and also “late trading.”

On June 29, 2004, Banc One Investment Advisors entered into agreements with the Securities and Exchange Commission (the “SEC”) and the NYAG in resolution of investigations conducted by the SEC and the NYAG into market timing of certain Funds, possible late trading of certain Funds and related matters. In its settlement with the SEC, Banc One Investment Advisors consented to the entry of an order by the SEC (the “SEC Order”) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the settlement agreement, Banc One Investment Advisors or its affiliates will pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed to certain current and former shareholders of the Funds as noted below. The settlement agreement with the NYAG also requires Banc One Investment Advisors to reduce its management fee for certain Funds in the aggregate amount of approximately $8 million annually over the next five years.  In addition, Banc One Investment Advisors has agreed to undertakings relating to, among other things, additional fee-related disclosure to investors, of which the Annual and Cumulative Expense Examples provided below are a part.

Annual and Cumulative Expense Examples

As noted above, the settlement agreement with the NYAG requires Banc One Investment Advisors to establish reduced “net management fee rates” for certain Funds (“Affected Funds”).  “Net Management Fee Rates” means the percentage fee rates specified in contracts between Banc One Investment Advisors and its affiliates and the Affected Funds, less waivers and reimbursements by Banc One Investment Advisors and its affiliates, in effect as of June 30, 2004.  The settlement agreement requires that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Affected Funds on the Net Management Fee Rates as of June 30, 2004.  To the extent that Banc One Investment Advisors and its affiliates have agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates are referred to as “Reduced Rates.”

The One Group Diversified Equity Fund is subject to a Reduced Rate, and if the merger of this fund into the JPMorgan U.S. Equity Fund is approved by shareholders, the JPMorgan U.S. Equity Fund will be subject to this Reduced Rate.  The Reduced Rate will remain in place at least through June 30, 2009.

The required reductions may be made in the form of fee waivers or expense reimbursements in connection with the advisory agreement, administration agreement or distribution agreement.  Beginning February 19, 2005, such reductions may also or instead be made in connection with the shareholder servicing agreement or other service agreements with affiliates.  To the extent that such reductions are made in connection with class specific expenses in a manner consistent with applicable law, the Reduced Rates may affect different share classes of the same Affected Fund to differing degrees.

The “Gross Expense Ratio” includes the contractual expenses that make up the Net Management Fee Rates, Rule 12b-1 distribution fees, shareholder servicing fees, fees paid to vendors not affiliated with Banc One Investment Advisors that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waviers or expense reimbursements to achieve the Reduced Rates or other fee waivers or expense reimbursements memorialized in a written contract between the Funds and Banc One Investment Advisors and its affiliates, as applicable.

The tables below show the expense ratios of the Funds as follows (i) the Net and Gross Expense Ratios as of February 19, 2005 where the Fund is subject to a Reduced Rate, and (ii) the Net and Gross Expense Ratios as of February 19, 2005 where the Fund is not subject to a Reduced Rate.

Reduced Rate Funds

		Net Expense Ratio		Gross Expense Ratio
Fund	Class	As of November 1, 2004	As of February 19, 2005	As of February 19, 2005
JPMorgan U.S. Equity Fund	A	N/A	0.94%	1.07%
	B	N/A	1.44%	1.57%
	C	N/A	1.44%	1.57%
	Select	N/A	0.69%	0.82%

Non-Reduced Rate Funds

		Net Expense Ratio		Gross Expense Ratio
Fund	Class	As of November 1, 2004	As of February 19, 2005	As of February 19, 2005
JPMorgan Intermediate Tax-Free Income Fund	A	N/A	0.75%	0.93%
	B	N/A	1.43%	1.43%
	Select	N/A	0.59%	0.68%
JPMorgan Diversified Fund	A	N/A	1.14%	1.29%
	B	N/A	1.65%	1.79%
	C	N/A	1.65%	1.79%
	Select	N/A	0.89%	1.04%
JPMorgan Fleming International Equity Fund	A	N/A	1.31%	1.53%
	B	N/A	2.00%	2.03%
	C	N/A	2.00%	2.03%
	Select	N/A	1.06%	1.28%
JPMorgan Global Healthcare Fund	A	N/A	1.50%	2.58%
	B	N/A	2.00%	3.08%
	C	N/A	2.00%	3.08%
	Select	N/A	1.25%	2.33%

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years.  The examples assume the following:

•      On February 19, 2005, you invest $10,000 in the Fund and you will hold the shares for the entire period;

•      Your investment has a 5% return each year;

•      The Fund’s operating expenses remain at the levels discussed below and are not affected by increases of decreases in Fund assets over time;

•      At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•      There is no sales charge (load) on reinvested dividends.

•      The Reduced Rate for the JPMorgan U.S. Equity Fund is assumed to apply for the entire 10 years shown in the example.  There is no assurance, however, that the Reduced Rate will in fact remain in effect after the mandatory fee reduction period which expires June 30, 2009.

•      The annual costs are calculated using the Net Expense Ratios in period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and its affiliates; and the Gross Expense Ratios thereafter.

“Annual Net Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year.  “Gross Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be if Fund expenses are not deducted.  “Net Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.”

Your actual costs may be higher or lower than those shown.

JPMorgan U.S. Equity Fund	Class A				Class B(1)
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
April 30, 2005 (a)	$542	0.96%	0.78%	0.78%	$28	0.96%	0.68%	0.68%
April 30, 2006	$92	6.01%	4.87%	4.06%	$148	6.01%	4.27%	3.56%
April 30, 2007	$95	11.31%	9.13%	4.06%	$153	11.31%	7.98%	3.56%
April 30, 2008	$99	16.87%	13.56%	4.06%	$158	16.87%	11.82%	3.56%
April 30, 2009	$103	22.72%	18.17%	4.06%	$164	22.72%	15.80%	3.56%
April 30, 2010	$107	28.85%	22.97%	4.06%	$170	28.85%	19.93%	3.56%
April 30, 2011	$112	35.29%	27.96%	4.06%	$176	35.29%	24.20%	3.56%
April 30, 2012	$116	42.06%	33.15%	4.06%	$182	42.06%	28.62%	3.56%
April 30, 2013	$121	49.16%	38.56%	4.06%	$123	49.16%	33.84%	4.06%
April 30, 2014	$126	56.62%	44.19%	4.06%	$128	56.62%	39.27%	4.06%

(a) Information from February 19, 2005 through year end not annualized.

(1) Class B shares automatically convert to Class A shares after eight (8) years.

JPMorgan U.S. Equity Fund	Class C				Select Class
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
April 30, 2005 (a)	$28	0.96%	0.68%	0.68%	$13	0.96%	0.83%	0.83%
April 30, 2006	$148	6.01%	4.27%	3.56%	$71	6.01%	5.17%	4.31%
April 30, 2007	$153	11.31%	7.98%	3.56%	$74	11.31%	9.71%	4.31%
April 30, 2008	$158	16.87%	11.82%	3.56%	$77	16.87%	14.43%	4.31%
April 30, 2009	$164	22.72%	15.80%	3.56%	$81	22.72%	19.37%	4.31%
April 30, 2010	$170	28.85%	19.93%	3.56%	$84	28.85%	24.51%	4.31%
April 30, 2011	$176	35.29%	24.20%	3.56%	$88	35.29%	29.88%	4.31%
April 30, 2012	$182	42.06%	28.62%	3.56%	$92	42.06%	35.47%	4.31%
April 30, 2013	$189	49.16%	33.20%	3.56%	$95	49.16%	41.31%	4.31%
April 30, 2014	$195	56.62%	37.94%	3.56%	$100	56.62%	47.40%	4.31%

(a) Information from February 19, 2005 through year end not annualized.

JPMorgan Diversified Fund	Class A				Class B(1)
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
April 30, 2005 (a)	$602	5.00%	4.21%	4.21%	$32	0.96%	0.64%	0.64%
April 30, 2006	$115	10.25%	8.23%	3.86%	$169	6.01%	4.01%	3.35%
April 30, 2007	$135	15.76%	12.24%	3.71%	$189	11.31%	7.35%	3.21%
April 30, 2008	$140	21.55%	16.41%	3.71%	$195	16.87%	10.80%	3.21%
April 30, 2009	$145	27.63%	20.73%	3.71%	$202	22.72%	14.36%	3.21%
April 30, 2010	$150	34.01%	25.21%	3.71%	$208	28.85%	18.03%	3.21%
April 30, 2011	$156	40.71%	29.85%	3.71%	$215	35.29%	21.81%	3.21%
April 30, 2012	$162	47.75%	34.67%	3.71%	$222	42.06%	25.73%	3.21%
April 30, 2013	$168	55.13%	39.67%	3.71%	$165	49.16%	30.39%	3.71%
April 30, 2014	$174	62.89%	44.85%	3.71%	$171	56.62%	35.23%	3.71%

(a) Information from February 19, 2005 through year end not annualized.

(1) Class B shares automatically convert to Class A shares after eight (8) years.

JPMorgan Diversified Fund	Class C				Select Class
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
April 30, 2005 (a)	$32	0.96%	0.64%	0.64%	$17	0.96%	0.79%	0.79%
April 30, 2006	$169	6.01%	4.01%	3.35%	$92	6.01%	4.93%	4.11%
April 30, 2007	$189	11.31%	7.35%	3.21%	$111	11.31%	9.09%	3.96%
April 30, 2008	$195	16.87%	10.80%	3.21%	$116	16.87%	13.41%	3.96%
April 30, 2009	$202	22.72%	14.36%	3.21%	$120	22.72%	17.90%	3.96%
April 30, 2010	$208	28.85%	18.03%	3.21%	$125	28.85%	22.57%	3.96%
April 30, 2011	$215	35.29%	21.81%	3.21%	$130	35.29%	27.42%	3.96%
April 30, 2012	$222	42.06%	25.73%	3.21%	$135	42.06%	32.46%	3.96%
April 30, 2013	$229	49.16%	29.76%	3.21%	$140	49.16%	37.71%	3.96%
April 30, 2014	$236	56.62%	33.93%	3.21%	$146	56.62%	43.16%	3.96%

(a) Information from February 19, 2005 through year end not annualized.

JPMorgan Intermediate Tax-Free Income Fund	Class A				Class B(1)
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
December 31, 2005 (a)	$513	4.32%	3.67%	3.67%	$125	4.32%	3.08%	3.08%
December 31, 2006	$76	9.53%	8.07%	4.25%	$150	9.53%	6.76%	3.57%
December 31, 2007	$98	15.01%	12.47%	4.07%	$155	15.01%	10.57%	3.57%
December 31, 2008	$102	20.76%	17.05%	4.07%	$161	20.76%	14.52%	3.57%
December 31, 2009	$106	26.80%	21.81%	4.07%	$167	26.80%	18.61%	3.57%
December 31, 2010	$110	33.14%	26.77%	4.07%	$173	33.14%	22.84%	3.57%
December 31, 2011	$115	39.79%	31.93%	4.07%	$179	39.79%	27.23%	3.57%
December 31, 2012	$120	46.78%	37.30%	4.07%	$185	46.78%	31.77%	3.57%
December 31, 2013	$124	54.12%	42.89%	4.07%	$125	54.12%	37.13%	4.07%
December 31, 2014	$129	61.83%	48.70%	4.07%	$130	61.83%	42.71%	4.07%

(a) Information from February 19, 2005 through year end not annualized.

(1) Class B shares automatically convert to Class A shares after eight (8) years.

JPMorgan Intermediate Tax-Free Income Fund	Select Class
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
December 31, 2005 (a)	$52	4.32%	3.81%	3.81%
December 31, 2006	$63	9.53%	8.38%	4.41%
December 31, 2007	$75	15.01%	13.07%	4.32%
December 31, 2008	$79	20.76%	17.95%	4.32%
December 31, 2009	$82	26.80%	23.05%	4.32%
December 31, 2010	$85	33.14%	28.36%	4.32%
December 31, 2011	$89	39.79%	33.91%	4.32%
December 31, 2012	$93	46.78%	39.69%	4.32%
December 31, 2013	$97	54.12%	45.73%	4.32%
December 31, 2014	$101	61.83%	52.02%	4.32%

(a) Information from February 19, 2005 through year end not annualized.

JPMorgan Fleming International Equity Fund	Class A				Class B(1)
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
February 28, 2005 (a)	$528	0.12%	0.09%	0.09%	$5	0.12%	0.07%	0.07%
February 28, 2006	$127	5.13%	3.78%	3.69%	$203	5.13%	3.08%	3.00%
February 28, 2007	$153	10.39%	7.39%	3.47%	$212	10.39%	6.14%	2.97%
February 29, 2008	$158	15.91%	11.11%	3.47%	$219	15.91%	9.29%	2.97%
February 28, 2009	$164	21.70%	14.97%	3.47%	$225	21.70%	12.54%	2.97%
February 28, 2010	$170	27.79%	18.96%	3.47%	$232	27.79%	15.88%	2.97%
February 28, 2011	$175	34.17%	23.08%	3.47%	$239	34.17%	19.32%	2.97%
February 29, 2012	$182	40.88%	27.36%	3.47%	$246	40.88%	22.86%	2.97%
February 28, 2013	$188	47.93%	31.77%	3.47%	$191	47.93%	27.13%	3.47%
February 28, 2014	$194	55.32%	36.35%	3.47%	$198	55.32%	31.54%	3.47%

(a) Information from February 19, 2005 through year end not annualized.

(1) Class B shares automatically convert to Class A shares after eight (8) years.

JPMorgan Fleming International Equity Fund	Class C				Select Class
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
February 28, 2005(a)	$5	0.12%	0.07%	0.07%	$3	0.12%	0.10%	0.10%
February 28, 2006	$203	5.13%	3.08%	3.00%	$108	5.13%	4.04%	3.94%
February 28, 2007	$212	10.39%	6.14%	2.97%	$136	10.39%	7.91%	3.72%
February 29, 2008	$219	15.91%	9.29%	2.97%	$141	15.91%	11.93%	3.72%
February 28, 2009	$225	21.70%	12.54%	2.97%	$146	21.70%	16.09%	3.72%
February 28, 2010	$232	27.79%	15.88%	2.97%	$151	27.79%	20.41%	3.72%
February 28, 2011	$239	34.17%	19.32%	2.97%	$157	34.17%	24.89%	3.72%
February 29, 2012	$246	40.88%	22.86%	2.97%	$163	40.88%	29.53%	3.72%
February 28, 2013	$253	47.93%	26.51%	2.97%	$169	47.93%	34.35%	3.72%
February 28, 2014	$261	55.32%	30.27%	2.97%	$175	55.32%	39.35%	3.72%

(a) Information from February 19, 2005 through year end not annualized.

JPMorgan Global Health Care Fund	Class A				Class B(1)
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
February 28, 2005 (a)	$529	0.12%	0.09%	0.09%	$5	0.12%	0.07%	0.07%
February 28, 2006	$145	5.13%	3.59%	3.50%	$203	5.13%	3.08%	3.00%
February 28, 2007	$256	10.39%	6.10%	2.42%	$321	10.39%	5.06%	1.92%
February 29, 2008	$262	15.91%	8.66%	2.42%	$327	15.91%	7.07%	1.92%
February 28, 2009	$269	21.70%	11.29%	2.42%	$333	21.70%	9.13%	1.92%
February 28, 2010	$275	27.79%	13.99%	2.42%	$339	27.79%	11.22%	1.92%
February 28, 2011	$282	34.17%	16.75%	2.42%	$346	34.17%	13.36%	1.92%
February 29, 2012	$289	40.88%	19.57%	2.42%	$352	40.88%	15.54%	1.92%
February 28, 2013	$296	47.93%	22.46%	2.42%	$302	47.93%	18.33%	2.42%
February 28, 2014	$303	55.32%	25.43%	2.42%	$309	55.32%	21.19%	2.42%

(a) Information from February 19, 2005 through year end not annualized.

(1) Class B shares automatically convert to Class A shares after eight (8) years.

JPMorgan Global Health Care Fund	Class C				Select Class
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
February 28, 2005 (a)	$5	0.12%	0.07%	0.07%	$3	0.12%	0.09%	0.09%
February 28, 2006	$203	5.13%	3.08%	3.00%	$127	5.13%	3.85%	3.75%
February 28, 2007	$321	10.39%	5.06%	1.92%	$245	10.39%	6.62%	2.67%
February 29, 2008	$327	15.91%	7.07%	1.92%	$252	15.91%	9.47%	2.67%
February 28, 2009	$333	21.70%	9.13%	1.92%	$258	21.70%	12.39%	2.67%
February 28, 2010	$339	27.79%	11.22%	1.92%	$265	27.79%	15.39%	2.67%
February 28, 2011	$346	34.17%	13.36%	1.92%	$272	34.17%	18.47%	2.67%
February 29, 2012	$352	40.88%	15.54%	1.92%	$280	40.88%	21.63%	2.67%
February 28, 2013	$359	47.93%	17.75%	1.92%	$287	47.93%	24.88%	2.67%
February 28, 2014	$366	55.32%	20.01%	1.92%	$295	55.32%	28.21%	2.67%

(a) Information from February 19, 2005 through year end not annualized.

APPENDIX G

Similarities and Differences in the Forms of Organization of JPMorgan Trust I, One Group Mutual Funds
and JPMorgan Trusts

	JPMorgan Trust I (a Delaware statutory trust)	J.P. Morgan Mutual Fund Select Group (a Massachusetts business trust) (JPMorgan Fleming International Equity Fund)	J.P. Morgan Mutual Fund Select Trust (a Massachusetts business trust) (JPMorgan Intermediate Tax-Free Income)	J.P. Morgan Institutional Funds (a Massachusetts business trust) (JPMorgan U.S. Equity Fund, JPMorgan Diversified Fund	J.P. Morgan Series Trust (a Massachusetts business trust) (JPMorgan Global Healthcare Fund)

One Group
Mutual Funds (a
Massachusetts
business trust)
(One Group
Diversified
Equity Fund, One
Group Balanced
Fund, One Group
Intermediate
Tax-Free Bond
Fund, One Group
Diversified
International
Fund, One Group
Health Sciences
Fund)

Quorum of shareholders	Majority of shares entitled to vote.	Majority of shares entitled to vote.	Majority of shares entitled to vote.	One-third of shares entitled to vote.	One-third of shares entitled to vote.	Majority of shares entitled to vote.

Can the Fund issue an unlimited number of shares?	Yes.	Yes.	Yes.	Yes.	Yes.	Yes.

Do the Trustees have the power to materially amend the governing instrument without shareholder approval?	Yes.	Yes.(1),(2)	Yes.(1),(2)	Yes.(1),(2)	Yes.(1),(2)	No.

Can the Trustees amend the by-laws (Code of Regulations, for One Group Mutual Funds) without shareholder approval?	Yes.(3)	Yes.(3)	Yes.(3)	Yes.(3)	Yes.(3)	Yes.(5)

(1) Provided that such amendment may not adversely affect the economic value or legal rights of a shareholder.

(2) Provided that (A) no amendment which the Trustees have determined would affect the rights, privileges and interests of holders of a particular series of shares differently than the holders of all series of shares, and which would otherwise require a majority shareholder vote of shareholders of such series, and (B) no amendment may be made which would change any rights with respect to the shares, or any series of shares, by reducing the amount payable thereon upon liquidation of the trust or by diminishing or eliminating any voting rights pertaining thereto, except with the majority shareholder vote of the shares or that series of shares.

(3) Except where such amendment, adoption or repeal requires, pursuant to law, the Declaration of Trust or the by-laws, a vote of the shareholders.

(4) The One Group Funds do not have bylaws.  Certain governance matters are set forth in their Code of Regulations.

	JPMorgan Trust I (a Delaware statutory trust)	J.P. Morgan Mutual Fund Select Group (a Massachusetts business trust) (JPMorgan Fleming International Equity Fund)	J.P. Morgan Mutual Fund Select Trust (a Massachusetts business trust) (JPMorgan Intermediate Tax-Free Income)	J.P. Morgan Institutional Funds (a Massachusetts business trust) (JPMorgan U.S. Equity Fund, JPMorgan Diversified Fund	J.P. Morgan Series Trust (a Massachusetts business trust) (JPMorgan Global Healthcare Fund)

One Group
Mutual Funds (a
Massachusetts
business trust)
(One Group
Diversified
Equity Fund, One
Group Balanced
Fund, One Group
Intermediate
Tax-Free Bond
Fund, One Group
Diversified
International
Fund, One Group
Health Sciences
Fund)

Is termination of the trust/corporation (as opposed to a series thereof) possible without shareholder approval?	Yes.	Yes.	Yes.	Yes.	Yes.	No.

Can the Trustees act without a meeting?	Yes.(5)	Yes.(6)	Yes.(6)	Yes.	Yes.	Yes.(8)

Trustee liability other than what the federal securities laws already prescribe?	No.	No.	No.	Yes.	Yes.	No.

Shareholder liability?	No.	No.	No.	No.	No.	No.

Term of office of Trustees	Until death, resignation, mandatory retirement age, declaration of incompetence by court, or removal.	Until resignation, removal, or incapacitation by illness or injury.	Until resignation, removal, or incapacitation by illness or injury.

Resignation, removal with cause by at least two-thirds of the remaining Trustees, incapacitation, pursuant to any mandatory retirement age established by the Trustees, by a vote of two thirds of the outstanding shares of each series.

Resignation, removal with cause by at least two-thirds of the remaining Trustees, incapacitation, pursuant to any mandatory retirement age established by the Trustees, by a vote of two thirds of the outstanding shares of each series.

Until death, resignation, mandatory retirement age, bankruptcy, declaration of incompetence by court, or removal.

(5) If a majority of trustees consent to action in writing.

(6) If all trustees consent to the action in writing.

(7) Unless otherwise provided in the declaration of trust or required by law, by written consents of a majority of trustees.

	JPMorgan Trust I (a Delaware statutory trust)	J.P. Morgan Mutual Fund Select Group (a Massachusetts business trust) (JPMorgan Fleming International Equity Fund)	J.P. Morgan Mutual Fund Select Trust (a Massachusetts business trust) (JPMorgan Intermediate Tax-Free Income)	J.P. Morgan Institutional Funds (a Massachusetts business trust) (JPMorgan U.S. Equity Fund, JPMorgan Diversified Fund	J.P. Morgan Series Trust (a Massachusetts business trust) (JPMorgan Global Healthcare Fund)

One Group
Mutual Funds (a
Massachusetts
business trust)
(One Group
Diversified
Equity Fund, One
Group Balanced
Fund, One Group
Intermediate
Tax-Free Bond
Fund, One Group
Diversified
International
Fund, One Group
Health Sciences
Fund)

Vote required for a reorganization	Majority vote of trustees.	(i) Two-thirds of outstanding shares of series or (ii) majority vote of outstanding shares entitled to vote if reorganization recommended by trustees.	(i) Two-thirds of outstanding shares of series or (ii) majority vote of outstanding shares entitled to vote if reorganization recommended by trustees.	Approval of majority of outstanding voting securities entitled to vote.	Yes.	Approval of trustees and majority of outstanding voting securities of series.

Rights of inspection?	Yes. (8)	Yes.	Yes.	No provision.	No provision.	No.(8)

(8) Only as determined by trustees or authorized by law.

(9) Unless otherwise provided in the declaration of trust or required by law, by written consents of a majority of trustees.

PART B

J.P. MORGAN INSTITUTIONAL FUNDS

JPMorgan Diversified Fund
JPMorgan U.S. Equity Fund

Statement of Additional Information

October 29, 2004

Acquisition of the Assets and Liabilities of (“One Group Fund”):	By and in Exchange for Shares of (“JPMorgan Fund”):

One Group Diversified Equity Fund (“Diversified Equity Fund”) (a series of One Group Mutual Funds)	JPMorgan U.S. Equity Fund (“U.S. Equity Fund”) (a series of J.P. Morgan Institutional Funds)

One Group Balanced Fund (“Balanced Fund”) (a series of One Group Mutual Funds)	JPMorgan Diversified Fund (“Diversified Fund”) (a series of J.P. Morgan Institutional Funds)

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated October 29, 2004, relating specifically to the proposed transfer of all of the assets of each One Group Fund by the respective JPMorgan Fund, and the assumption of all of the liabilities of each One Group by the respective JPMorgan Fund.  To obtain a copy of the Proxy Statement/Prospectus, please write to JPMorgan Funds at 522 Fifth Avenue, New York, New York 10036 or call (800) 348-4782.  The transfers are to occur pursuant to an Agreement and Plan of Reorganization.  The address of each series of One Group Mutual Funds is 1111 Polaris Parkway, Columbus, Ohio 43271-1235.  Unless otherwise indicated, capitalized terms used herein have the same meanings as are given to them in the Proxy Statement/Prospectus.

1.	General Information

2.	Financial Statements

3.	Pro Forma Financial Statements and Notes for One Group Diversified Equity Fund and JPMorgan U.S. Equity Fund.

4.	Pro Forma Financial Statements and Notes for One Group Balanced Fund and JPMorgan Diversified Fund.

1

GENERAL INFORMATION

A Special Meeting of Shareholders of One Group Funds to consider the Reorganizations will be held at the offices of J.P. Morgan Investment Management Inc., 552 Fifth Avenue, New York, New York  10036, on Thursday, January 20, 2005, at           a.m., Eastern time.  For further information about the Reorganizations, see the Proxy Statement/Prospectus.

FINANCIAL STATEMENTS

This Statement of Additional Information consists of this cover page, the accompanying pro forma financial statements and related notes and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1.             The Statement of Additional Information for the One Group Diversified Equity Fund filed October 29, 2004 (Accession Number 0001193125-04-149537);

2.             The Statement of Additional Information for the JPMorgan U.S. Equity Fund filed October      , 2004 (Accession Number                                         );

3.             The Financial Statements of the One Group Diversified Equity Fund as included in the Fund’s Annual Report filed for the year ended June 30, 2004 (Accession Number 000950152-04-006781);

4.             The Financial Statements of the JPMorgan U.S. Equity Fund as included in the Fund’s Annual Report filed for the year ended December 31, 2003 (Accession Number 0001047469-04-006971);

5.             The Financial Statements of the One Group Diversified Equity Fund as included in the Fund’s Semi-Annual Report filed for the period ended December 31, 2003 (Accession Number 0000950152-04-001707);

6.             The Financial Statements of the JPMorgan U.S. Equity Fund as included in the Fund’s Semi-Annual Report filed for the period ending June 30, 2003 (Accession Number 0001047469-03-029329);

7.             The Statement of Additional Information for the One Group Balanced Fund dated October 29, 2004 (Accession Number 0001193125-04-149537);

8.             The Statement of Additional Information for the JPMorgan Diversified Fund dated October 29, 2004 (Accession Number 0001193125-04-149537);

9.             The Financial Statements of the One Group Balanced Fund as included in the Fund’s Annual Report filed for the year ended June 30, 2004 (Accession Number 0000950152-04-006781);

10.           The Statement of Additional Information for the JPMorgan Diversified Fund filed October       , 2004 (Accession Number                                            );

11.           The Financial Statements of the JPMorgan Diversified Fund as included in the Fund’s Annual Report filed for the year ended December 31, 2003 (Accession Number 0001047469-04-006971); and

2

12.           The Financial Statements of the Diversified Fund as included in the Fund’s Semi-Annual Report filed for the period ending June 30, 2004 (Accession Number 0001047469-04-027870).

Shown below are the financial statements for each Fund and pro forma financial statements for the combined funds, assuming the reorganization is consummated as of February 18, 2005.  The first table presents Portfolio of Investments for each Fund and pro forma figures for the combined fund.  The second table presents Statements of Assets and Liabilities for each Fund and estimated pro forma figures for the combined fund.  The third table presents Statements of Operations for each Fund and estimated pro forma figures for the combined fund.  These tables are followed by the Notes to the Pro Forma Financial Statements.

3

One Group Diversified Equity Fund / JPMorgan U.S. Equity Fund

Pro forma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

One Group Diversified Equity Fund Shares	JPMorgan U.S. Equity Fund Shares	Pro forma Combined Shares	Security Description	One Group Diversified Equity Fund Value	JPMorgan U.S. Equity Fund Value	Pro forma Combined Value

Common Stocks (98.8%)
Advertising (0.6%)
198		198	Omnicom Group	$15,020		$15,020
Aerospace (0.9%)
194		194	L-3 Communications Holdings, Inc.	12,969		12,969
	71	71	Lockheed Martin Corp.		3,703	3,703
	48	48	United Technologies		4,408	4,408
				12,969	8,111	21,080
Apparel (1.2%)
578	71	649	Jones Apparel Group, Inc.	22,829	2,808	25,637
	48	48	Nike, Inc., Class B		3,613	3,613
				22,829	6,421	29,250
Automotive (1.9%)
	128	128	Ford Motor Co.		2,005	2,005
377	50	427	Johnson Controls, Inc.	20,137	2,657	22,794
353		353	Lear Corp.	20,846		20,846
				40,983	4,662	45,645
Banking (5.2%)
	32	32	Bank of America Corp.		2,744	2,744
166		166	Commerce Bancorp, Inc.	9,132		9,132
	24	24	FirstMerit Corp.		630	630
578		578	National City Corp.	20,245		20,245
403	56	459	North Fork Bancorporation, Inc.	15,316	2,138	17,454
79		79	SunTrust Banks, Inc.	5,143		5,143
	197	197	The Bank of New York Co., Inc.		5,811	5,811
1,129		1,129	U.S. Bancorp	31,109		31,109
469	123	592	Wells Fargo & Co.	26,844	7,034	33,878
				107,789	18,357	126,146
Biotechnology (2.6%)
641	93	734	Amgen, Inc.*	34,987	5,048	40,035
	27	27	Biogen Idec, Inc.*		1,701	1,701
389		389	Charles River Laboratories International, Inc.*	19,030		19,030
	20	20	Gilead Sciences, Inc.*		1,322	1,322
	31	31	Medimmune, Inc.*		733	733
				54,017	8,804	62,821
Broadcasting/Cable (0.4%)
257		257	Clear Channel Communications, Inc.	9,480		9,480
	24	24	EchoStar Communications Corp., Class A*		738	738
				9,480	738	10,218

See unaudited notes to pro forma financial statements.

4

Business Services (1.5%)
	112	112	Accenture LTD (Bermuda), Class A*		3,085	3,085
141		141	Affiliated Computer Services, Inc., Class A*	7,455		7,455
104		104	Apollo Group, Inc., Class A*	9,150		9,150
	71	71	First Data Corp.		3,148	3,148
375		375	Paychex, Inc.	12,697		12,697
				29,302	6,233	35,535
Chemicals (1.4%)
243		243	Cabot Corp.	9,873		9,873
	157	157	Praxair, Inc.		6,250	6,250
240		240	Sigma-Aldrich Corp.	14,336		14,336
	72	72	The Dow Chemical Co.		2,918	2,918
				24,209	9,168	33,377
Computer Networks (1.6%)
1,242	376	1,618	Cisco Systems, Inc.*	29,445	8,912	38,357
	44	44	Juniper Networks, Inc.*		1,073	1,073
				29,445	9,985	39,430
Computer Software (4.3%)
167	27	194	Electronic Arts, Inc.*	9,123	1,489	10,612
	74	74	Mercury Interactive Corp.*		3,682	3,682
2,497	254	2,751	Microsoft Corp.	71,311	7,246	78,557
	678	678	Oracle Corp.*		8,086	8,086
	78	78	Take-Two Interactive Software, Inc.*		2,381	2,381
	68	68	VERITAS Software Corp.*		1,878	1,878
				80,434	24,762	105,196
Computers/Computer Hardware (3.4%)
785	169	954	Dell, Inc.*	28,110	6,070	34,180
170		170	Diebold, Inc.	8,998		8,998
	199	199	Hewlett-Packard Co.		4,199	4,199
341	68	409	International Business Machines Corp.	30,066	5,969	36,035
				67,174	16,238	83,412
Construction (0.0%)^
	21	21	Lennar Corp., Class A		957	957
Construction Materials (0.1%)
	50	50	Masco Corp.		1,568	1,568
Consumer Products (2.4%)
521	97	618	Altria Group, Inc.	26,087	4,845	30,932
	30	30	Colgate-Palmolive Co.		1,730	1,730
	162	162	Procter & Gamble Co.		8,806	8,806
259		259	The Estee Lauder Companies, Inc., Class A	12,635		12,635
	106	106	The Gillette Co.		4,480	4,480
				38,722	19,861	58,583
Consumer Services (0.7%)
547		547	Rent-A-Center, Inc.*	16,369		16,369

Diversified (4.7%)
1,757	493	2,250	General Electric Co.	56,916	15,984	72,900
889	374	1,263	Tyco International LTD (Bermuda)	29,456	12,409	41,865
				86,372	28,393	114,765

See unaudited notes to pro forma financial statements.

5

Entertainment/Leisure (0.1%)
	31	31	Carnival Corp.		1,476	1,476
	27	27	International Game Technology		1,054	1,054
					2,530	2,530
Financial Services (12.6%)
297		297	Capital One Financial Corp.	20,281		20,281
353		353	Charter One Financial, Inc.	15,616		15,616
	96	96	CIT Group, Inc.		3,671	3,671
1,321	458	1,779	Citigroup, Inc.	61,429	21,315	82,744
	39	39	Countrywide Financial Corp.		2,732	2,732
259		259	Fannie Mae	18,461		18,461
763	150	913	Freddie Mac	48,270	9,517	57,787
	39	39	Legg Mason, Inc.		3,593	3,593
1,335		1,335	MBNA Corp.	34,441		34,441
440	188	628	Morgan Stanley	23,238	9,937	33,175
	477	477	The Charles Schwab Corp.		4,586	4,586
776		776	Washington Mutual, Inc.	29,984		29,984
				251,720	55,351	307,071
Food/Beverage Products (1.4%)
	73	73	Anheuser-Busch Companies, Inc.		3,926	3,926
	93	93	PepsiCo, Inc.		4,997	4,997
463		463	Sysco Corp.	16,613		16,613
	158	158	The Coca-Cola Co.		7,995	7,995
				16,613	16,918	33,531
Health Care/Health Care Services (3.2%)
	31	31	Anthem, Inc.*		2,775	2,775
	31	31	Becton, Dickinson & Co.		1,585	1,585
	80	80	Boston Scientific Corp.*		3,424	3,424
	18	18	Cardinal Health, Inc.		1,247	1,247
	75	75	Guidant Corp.		4,176	4,176
	52	52	HCA, Inc.		2,179	2,179
574		574	Medtronic, Inc.	27,978		27,978
511		511	Odyssey Healthcare, Inc.*	9,615		9,615
397		397	UnitedHealth Group, Inc.	24,725		24,725
				62,318	15,386	77,704
Hotels/Other Lodging (0.1%)
	85	85	Hilton Hotels Corp.		1,588	1,588
	35	35	Starwood Hotels & Resorts Worldwide, Inc.		1,561	1,561
					3,149	3,149
Industrial Components (0.3%)
169		169	SPX Corp.	7,862		7,862

Insurance (3.6%)
	117	117	AMBAC Financial Group, Inc.		8,565	8,565
514	28	542	American International Group, Inc.	36,606	2,010	38,616
276		276	Hartford Financial Services Group, Inc.	18,972		18,972
	123	123	RenaissanceRe Holdings LTD (Bermuda)		6,647	6,647
241	193	434	Willis Group Holdings LTD (United Kingdom)	9,025	7,235	16,260
				64,603	24,457	89,060
Internet Services/Software (0.3%)
	15	15	eBay, Inc.*		1,342	1,342
406		406	Network Associates, Inc.*	7,360		7,360
				7,360	1,342	8,702

See unaudited notes to pro forma financial statements.

6

Manufacturing (4.4%)
361		361	3M Co.	32,492		32,492
	63	63	Cooper Industries LTD, Class A		3,725	3,725
341		341	Crane Co.	10,712		10,712
289		289	Danaher Corp.	14,965		14,965
180		180	Eaton Corp.	11,684		11,684
520		520	Honeywell International, Inc.	19,035		19,035
	28	28	ITT Industries, Inc.		2,332	2,332
410		410	Pentair, Inc.	13,793		13,793
				102,681	6,057	108,738
Metals/Mining (0.9%)
589	102	691	Alcoa, Inc.	19,458	3,369	22,827
Multi-Media (3.2%)
420		420	Comcast Corp., Class A*	11,763		11,763
	88	88	Fox Entertainment Group, Inc., Class A*		2,360	2,360
	27	27	Gannett Co., Inc.		2,282	2,282
	48	48	The E.W. Scripps Co., Class A		5,030	5,030
1,249	70	1,319	Time Warner, Inc.*	21,960	1,232	23,192
665	258	923	Viacom, Inc., Class B	23,757	9,221	32,978
				57,480	20,125	77,605
Office/Business Equipment (0.5%)
283		283	Pitney Bowes, Inc.	12,538		12,538
Oil & Gas (7.0%)
	30	30	Anadarko Petroleum Corp.		1,765	1,765
	46	46	Baker Hughes, Inc.		1,721	1,721
	32	32	ChevronTexaco Corp.		2,988	2,988
	44	44	ConocoPhillips		3,380	3,380
161	67	228	Cooper Cameron Corp.*	7,839	3,243	11,082
117	52	169	Devon Energy Corp.	7,723	3,456	11,179
1,455	223	1,678	Exxon Mobil Corp.	64,610	9,915	74,525
295		295	Murphy Oil Corp.	21,751		21,751
	131	131	Rowan Companies, Inc.*		3,184	3,184
449		449	Suncor Energy, Inc.	11,511		11,511
	51	51	Unocal Corp.		1,923	1,923
211		211	Valero Energy Corp.	15,551		15,551
234		234	Weatherford International LTD*	10,515		10,515
				139,500	31,575	171,075
Paper/Forest Products (0.3%)
114		114	Temple-Inland, Inc.	7,895		7,895
Pharmaceuticals (5.8%)
205		205	Andrx Corp.*	5,723		5,723
653		653	Biovail Corp. (Canada)*	12,398		12,398
	99	99	Eli Lilly & Co.		6,892	6,892
	76	76	Forest Laboratories, Inc.*		4,281	4,281
	173	173	Johnson & Johnson		9,639	9,639
	57	57	Medicis Pharmaceutical Corp., Class A		2,269	2,269
453		453	Merck & Co., Inc.	21,528		21,528
1,878	330	2,208	Pfizer, Inc.	64,363	11,319	75,682
	39	39	Sepracor, Inc.*		2,037	2,037
	63	63	Wyeth		2,277	2,277
				104,012	38,714	142,726

See unaudited notes to pro forma financial statements.

7

Photographic Equipment (0.7%)
626		626	Eastman Kodak Co.	16,903		16,903
Pipelines (0.5%)
226		226	Kinder Morgan, Inc.	13,409		13,409
Restaurants/Food Services (2.4%)
513		513	Brinker International, Inc.*	17,500		17,500
	117	117	McDonald’s Corp.		3,040	3,040
246		246	Starbucks Corp.*	10,711		10,711
704	59	763	Yum! Brands, Inc.*	26,221	2,198	28,419
				54,432	5,238	59,670
Retailing (7.0%)
	43	43	Abercrombie & Fitch Co., Class A		1,647	1,647
724		724	Albertson’ s, Inc.	19,218		19,218
	44	44	Federated Department Stores, Inc.		2,175	2,175
	162	162	Home Depot, Inc.		5,702	5,702
469	77	546	Kohl’s Corp.*	19,826	3,247	23,073
	35	35	Lowe’s Companies, Inc.		1,823	1,823
	64	64	Ross Stores, Inc.		1,721	1,721
963		963	Safeway, Inc.*	24,397		24,397
350	100	450	Target Corp.	14,877	4,262	19,139
832	177	1,009	Wal-Mart Stores, Inc.	43,901	9,328	53,229
509		509	Walgreen Co.	18,441		18,441
				140,660	29,905	170,565
Semi-Conductors (2.9%)
	225	225	Altera Corp.*		5,006	5,006
	56	56	Analog Devices, Inc.		2,614	2,614
1,566	200	1,766	Intel Corp.	43,224	5,529	48,753
	68	68	Intersil Corp., Class A		1,477	1,477
238		238	Linear Technology Corp.	9,412		9,412
	87	87	Novellus Systems, Inc.*		2,729	2,729
				52,636	17,355	69,991
Shipping/Transportation (1.5%)
202	23	225	Canadian National Railway Co. (Canada)	8,789	1,000	9,789
	40	40	CSX Corp.		1,311	1,311
265	64	329	United Parcel Service, Inc., Class B	19,941	4,841	24,782
				28,730	7,152	35,882
Steel (0.1%)
	61	61	United States Steel Corp.		2,142	2,142
Telecommunications (2.5%)
253		253	CenturyTel, Inc.	7,608		7,608
504	75	579	Nextel Communications, Inc., Class A*	13,441	2,005	15,446
505	205	710	SBC Communications, Inc.	12,237	4,964	17,201
	130	130	Sprint Corp. - FON Group		2,289	2,289
	116	116	Tellabs, Inc.*		1,015	1,015
297	204	501	Verizon Communications, Inc.	10,742	7,396	18,138
				44,028	17,669	61,697
Telecommunications Equipment (2.2%)
	136	136	Corning, Inc.*		1,779	1,779
1,376	99	1,475	Motorola, Inc.	25,108	1,805	26,913
292	37	329	QUALCOMM, Inc.	21,336	2,722	24,058
				46,444	6,306	52,750

See unaudited notes to pro forma financial statements.

8

Toys & Games (0.1%)
	115	115	Hasbro, Inc.		2,181	2,181
Utilities (2.2%)
	50	50	Dominion Resources, Inc.		3,173	3,173
321	52	373	FPL Group, Inc.	20,547	3,325	23,872
495	97	592	Pinnacle West Capital Corp.	19,975	3,912	23,887
	58	58	PPL Corp.		2,681	2,681
				40,522	13,091	53,613
Wholesaling (0.1%)
	29	29	W.W. Grainger, Inc.		1,656	1,656
Total Common Stocks (Cost $1,955,481)				1,926,918	485,926	2,412,844
U.S. Treasury Security (0.0%)^
	950	950	U.S. Treasury Notes & Bonds		950	950
Total U.S. Treasury Security (Cost $952)					950	950
Money Market Fund (1.2%)
	14,298	14,298	JPMorgan Prime Money Market Fund (a)		14,298	14,298
13,811		13,811	One Group Prime Money Market (a)	13,811		13,811
Total Money Market Fund (Cost $28,109)				13,811	14,298	28,109

Total (Cost $1,984,542) - 100.0%				$1,940,729	$501,174	$2,441,903

*  Non-income producing.

^  Amount rounds to less than 0.1%.

(a)  Affiliated money market.

See unaudited notes to pro forma financial statements.

9

One Group Diversified Equity Fund/JPMorgan U.S. Equity Fund

Pro forma Combined Statement of Assets and Liabilities

as of June 30, 2004 (Unaudited)

(Amounts in Thousands, except per share data)

	One Group Diversified Equity Fund	JPMorgan U.S. Equity Fund	Pro forma Adjustments		Pro forma Combined JPMorgan U.S. Equity Fund
ASSETS:
Investments in non-affiliates, at value	$1,926,918	$486,876			$2,413,794
Investments in affiliates, at value	13,811	14,298			28,109
Total investment securities, at value	1,940,729	501,174	—		2,441,903
Investments held as collateral for securities lending program	121,253	25,986			147,239
Cash	—	11			11
Receivables:
Investment securities sold	—	3,441			3,441
Fund shares sold	87	199			286
Interest and dividends	1,924	405			2,329
Variation margin	—	59			59
Securities lending (net)	—	3			3
Expense reimbursements	—	9			9
Prepaid expenses	10	—			10
Total Assets	2,064,003	531,287	—		2,595,290

LIABILITIES:
Payables:
Dividends	3,091	141			3,232
Investment securities purchased	—	3,086			3,086
Collateral for securities lending program	121,253	25,986			147,239
Fund shares redeemed	38	1,417			1,455
Accrued liabilities:
Investment advisory fees	1,155	163			1,318
Administration fees	256	30			286
Shareholder servicing fees	—	68			68
Distribution fees	66	31			97
Custodian fees	—	33			33
Trustees’ fees - deferred compensation plan	—	16			16
Other	787	115			902
Total Liabilities	126,646	31,086	—		157,732
Total Net Assets	$1,937,357	$500,201	$—		$2,437,558

NET ASSETS:
Paid in capital	$1,731,339	$501,885			$2,233,224
Accumulated undistributed (overdistributed) net investment income	21	(36)			(15)
Accumulated net realized gain (loss) on investments and futures	(165,659)	(87,431)			(253,090)
Net unrealized appreciation (depreciation) of investments and futures	371,656	85,783			457,439
Total Net Assets	$1,937,357	$500,201	$—		$2,437,558
Class A	$154,895	$49,762	$—		$204,657	(a)
Class B	$28,128	$28,595	$—		$56,723	(a)
Class C	$12,126	$4,600	$—		$16,726	(a)
Class I	$1,742,208	$—	$(1,742,208)		$—
Select	$—	$327,320	$1,742,208		$2,069,528	(a)
Institutional	$—	$89,924	$—		$89,924	(a)
Total Net Assets	$1,937,357	$500,201	$—		$2,437,558
Shares of beneficial interest outstanding ($0.001 par value; unlimited number of shares authorized):
Class A	13,333	4,823	1,676	(b)	19,832
Class B	2,516	2,793	231	(b)	5,540
Class C	1,077	449	107	(b)	1,633
Class I	149,446	—	(149,446	)(b)	—
Select	—	31,767	169,146	(b)	200,913
Institutional	—	8,727	—		8,727
Net Asset Value:
Class A (and redemption price)	$11.62	$10.32			$10.32
Class B *	$11.18	$10.24			$10.24
Class C *	$11.26	$10.24			$10.24
Class I (and redemption price)	$11.66	$—			$—
Select (and redemption price)	$—	$10.30			$10.30
Institutional (and redemption price)	$—	$10.30			$10.30
Cost of investments	$1,569,073	$415,469			$1,984,542

*        Redemption price may be reduced by contingent deferred sales charge.

(a)      Reflects total combined net assets due to the merger.

(b)      Reflects the adjustment to the number of shares outstanding due to the merger.

See unaudited notes to pro forma financial statements.

10

One Group Diversified Equity Fund/JPMorgan U.S. Equity Fund

Pro forma Combining Statement of Operations

For the twelve months ended June 30, 2004 (Unaudited)

(Amounts in Thousands)

	One Group Diversified Equity Fund		JPMorgan U.S. Equity Fund		Pro forma Adjustments		Pro forma Combining JP Morgan U.S. Equity Fund
Investment Income
Interest income	$—	^	$13		$—		$13
Dividend income	31,100		6,441		—		37,541
Dividend income from affiliated investments *	237		101		—		338
Securities lending (net)	124		13		—		137
Foreign taxes withheld	—		(1)		—		(1)
Total Investment Income	31,461		6,567		—		38,028

Expenses
Investment advisory fees	13,985		1,860		(6,336	)(a)	9,509
Administration fees	3,084		698		(1,343	)(a)	2,439
Shareholder servicing fees	—		1,049		4,781	(a)	5,830
Distribution fees	1,001		374		(271	)(a)	1,104
Custodian fees	37		106		55	(b)	198
Printing and postage	101		58		(10	)(c)	149
Professional fees	36		100		(20	)(c)	116
Registration expenses	45		66		(10	)(c)	101
Transfer agent fees	623		421		(239	)(b)	805
Trustees’ fees	13		7		—		20
Other	32		43		—		75
Total expenses	18,957		4,782		(3,393)		20,346
Less: amounts waived	341		650		(602	)(d)	389
Less: earnings credits	—		—	^	—		—	^
Less: expense reimbursements	21		123		—		144
Net expenses	18,595		4,009		(2,791)		19,813
Net investment income (loss)	12,866		2,558		2,791		18,215

Realized and Unrealized Gain (Loss) on Investments
Net Realized gain (loss) on transactions from:
Investments	(35,465)		49,183		—		13,718
Futures	—		1,575		—		1,575
Change in net unrealized appreciation/depreciation of:
Investments	276,112		26,512		—		302,624
Futures	—		254		—		254
Net realized and unrealized gain on investments and futures	240,647		77,524		—		318,171
Net increase (decrease) in net assets from operations	$253,513		$80,082		$2,791		$336,386

* Includes reimbursement of investment advisory, administration and shareholder servicing fees:	$—	$17	$—	$17

(a)   Reflects revised Investment Advisory, Adminstration, Shareholder servicing and distribution fees due to the adoption of the New Fee Structure, which will become effective independent of the merger.

(b)   Reflects revised contractual vendor agreements due to the proposed merger.

(c)   Reflects the elimination of duplicative fund level fees due to the proposed merger.

(d)   Reflects revised contractual expense reductions due to the adoption of the New Fee Structure and the proposed merger.

^      Amount rounds to less than one thousand.

See unaudited notes to pro forma financial statements.

11

Unaudited Pro Forma Financial Statements

One Group Diversified Equity Fund /JPMorgan U.S. Equity Fund

Notes to Pro Forma Financial Statements (Unaudited)

1.              Basis of Combination:

The unaudited Pro Forma Combined Portfolio of Investments and Pro Forma Combined Statement of Assets and Liabilities reflect the accounts of One Group Diversified Equity Fund (“DEF”) and JPMorgan U.S. Equity Fund (“USEF”) as though the acquisition had been effective on June 30, 2004.  The Pro Forma Combining Statement of Operations has been prepared as though the acquisition had been in effect on July 1, 2003.

The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of DEF in exchange for the shares of USEF as described in the plan of reorganization. If the reorganization is approved by the shareholders, the surviving fund, USEF, will be renamed JPMorgan U.S. Equity Fund.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of DEF and USEF, which have been incorporated by reference from their respective Statements of Additional Information.

2.              Shares of Beneficial Interest:

Under the proposed reorganization, each shareholder of DEF would receive shares of USEF with a value equal to their holding in DEF.  Holders of DEF Class A shares, Class B shares, Class C shares and Class I shares would receive USEF Class A shares, Class B shares, Class C shares and Select shares, respectively.  Therefore, as a result of the proposed reorganization, current shareholders of DEF will become shareholders in USEF Class A shares, Class B shares, Class C shares and Select shares.

The Pro Forma net asset value per share assumes the issuance of additional shares of USEF, which would have been issued on June 30, 2004 in connection with the proposed reorganization.  The amount of additional shares assumed to be effected was calculated based on the June 30, 2004 net assets of DEF and the net asset value per share of USEF.

Amount in thousands, except per share data:

	USEF Class A shares	USEF Class B shares	USEF Class C shares	USEF Select shares
Pro Forma Increase in Shares	15,009	2,747	1,184	169,146
Pro Forma Net Assets 6/30/04	$154,895	$28,128	$12,126	$1,742,208
Pro Forma Net Asset Value 6/30/04	$10.32	$10.24	$10.24	$10.30

3.              Pro Forma Operations:

Certain expenses have been adjusted to reflect the expected expenses of the combined entity.  The adjustments are presented for the purpose of illustrating the effect of the adoption of a new fee structure implemented in connection with the overall reorganization of the JPMorgan Funds and One Group Funds and independent of the proposed merger (the “New Fee Structure”) as if the New Fee Structure had taken effect on July 1, 2003.  The merger adjustments represent those adjustments needed to present the results of operations of the combined USEF as if the proposed merger had taken effect on July 1, 2003.  The resulting Pro Forma Combined USEF Statement of Operations represents the pro forma results of operations as if both the New Fee Structure and proposed merger had taken effect on July 1, 2003.

The merger adjustments are based on the contractual agreements that will be in effect at February 19, 2005 (the proposed date for the reorganization) at the combined level of average net assets as if the reorganization had been effective on July 1, 2003.

12

One Group Balanced Fund / JPMorgan Diversified Fund
Pro forma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

One Group Balanced Fund Shares/ Principal Amount	JPMorgan Diversified Fund Shares/ Principal Amount		Pro forma Combined Shares/ Principal Amount		Security Description	One Group Balanced Fund Value	JPMorgan Diversified Fund Value	Pro forma Combined Value
Common Stocks (58.3%)
Advertising (0.2%)
	0	^^	0	^^	ADVO, Inc.	$	$10	$10
	1		1		aQuantive, Inc. *		6	6
	0	^^	0	^^	Catalina Marketing Corp. *		4	4
20			20		Omnicom Group	1,535		1,535
	1		1		R.H. Donnelley Corp. *		30	30
						1,535	50	1,585
Aerospace (0.8%)
	1		1		Aviall, Inc. *		23	23
	0	^^	0	^^	Curtiss-Wright Corp.		11	11
	1		1		Esterline Technologies Corp. *		38	38
	1		1		HEICO Corp.		11	11
	1		1		Kaman Corp., Class A		11	11
20			20		L-3 Communications Holdings, Inc.	1,327		1,327
	27		27		Lockheed Martin Corp.		1,408	1,408
	1		1		Moog, Inc., Class A *		48	48
	17		17		Northrop Grumman Corp.		891	891
	2		2		Orbital Sciences Corp. *		26	26
	2		2		Triumph Group, Inc. *		77	77
	27		27		United Technologies		2,447	2,447
						1,327	4,991	6,318
Agricultural Production/Services (0.0%) ^
	0	^^	0	^^	Japan Tobacco, Inc. (Japan)		272	272
	1		1		Standard Commercial Corp.		11	11
							283	283
Airlines (0.1%)
	0	^^	0	^^	Atlantic Coast Airlines Holdings, Inc. *		1	1
	309		309		Cathay Pacific Airways LTD (Hong Kong)		586	586
	0	^^	0	^^	Continental Airlines, Inc., Class B *		1	1
	3		3		Delta Air Lines, Inc. *		21	21
	3		3		ExpressJet Holdings, Inc. *		35	35
	2		2		Mesa Air Group, Inc. *		13	13
	0	^^	0	^^	Northwest Airlines Corp. *		3	3
	2		2		SkyWest, Inc.		35	35
							695	695
Apparel (0.6%)
	0	^^	0	^^	DHB Industries, Inc. *		5	5
59	30		89		Jones Apparel Group, Inc.	2,335	1,195	3,530
	1		1		Kellwood Co.		26	26
	1		1		Kenneth Cole Productions, Inc., Class A		24	24

See unaudited notes to pro forma financial statements.

13

	16		16		Nike, Inc., Class B		1,241	1,241
	1		1		Quiksilver, Inc. *		33	33
	3		3		Tommy Hilfiger Corp. (Hong Kong) *		38	38
	1		1		Vans, Inc. *		12	12
						2,335	2,574	4,909
Appliances & Household Durables (0.0%) ^
	1		1		Furniture Brands International, Inc.		20	20
	7		7		Jacuzzi Brands, Inc. *		58	58
							78	78
Automotive (1.0%)
	1		1		ArvinMeritor, Inc.		27	27
	0	^^	0	^^	Bandag, Inc.		18	18
	2		2		Collins & Aikman Corp. *		10	10
	44		44		Ford Motor Co.		695	695
	13		13		General Motors Corp.		587	587
	1		1		Harley-Davidson, Inc.		56	56
39	16		55		Johnson Controls, Inc.	2,059	862	2,921
36	7		43		Lear Corp.	2,132	401	2,533
	1		1		Lithia Motors, Inc., Class A		19	19
	14		14		Peugeot SA (France)		803	803
	0	^^	0	^^	Sonic Automotive, Inc.		9	9
	17		17		Suzuki Motor Corp. (Japan)		301	301
	1		1		Tenneco Automotive, Inc. *		17	17
	38		38		TI Automotive LTD (United Kingdom), Class A *		0	0
	1		1		Tower Automotive, Inc. *		4	4
	4		4		Visteon Corp.		46	46
	1		1		Wabash National Corp. *		17	17
	0	^^	0	^^	Winnebago Industries, Inc.		7	7
						4,191	3,879	8,070
Banking (3.7%)
	0	^^	0	^^	ABC Bancorp		4	4
	1		1		Amcore Financial, Inc.		18	18
	6		6		AmSouth Bancorp		148	148
	0	^^	0	^^	Bancfirst Corp.		6	6
	27		27		Bank of America Corp.		2,301	2,301
	0	^^	0	^^	Bank of the Ozarks, Inc.		7	7
	3		3		BankAtlantic Bancorp, Inc., Class A		61	61
	22		22		Barclays PLC (United Kingdom)		188	188
	50		50		Bayerische Hypo-und Vereinsbank AG (Germany)		905	905
	18		18		BNP Paribas (France)		1,107	1,107
	0	^^	0	^^	Capital Corp of the West		4	4
	0	^^	0	^^	Capitol Bancorp LTD		10	10
	0	^^	0	^^	Center Financial Corp.		2	2
	1		1		Central Pacific Financial Corp.		19	19
	0	^^	0	^^	Chemical Financial Corp.		11	11
	0	^^	0	^^	City Holding Co.		6	6
	0	^^	0	^^	City National Corp.		21	21
	0	^^	0	^^	Columbia Banking Systems, Inc.		9	9
17			17		Commerce Bancorp, Inc.	935		935
	0	^^	0	^^	Commercial Capital Bancorp, Inc. *		5	5
	3		3		Community Bank System, Inc.		75	75
	0	^^	0	^^	Community Trust Bancorp, Inc.		9	9
	1		1		Corus Bankshares, Inc.		53	53
	50		50		DBS Group Holdings LTD (Singapore)		419	419

See unaudited notes to pro forma financial statements.

14

	0	^^	0	^^	Dime Community Bancshares		7	7
	3		3		Doral Financial Corp. (Puerto Rico)		97	97
	1		1		First Bancorp (Puerto Rico)		37	37
	3		3		First Horizon National Corp.		150	150
	0	^^	0	^^	First Niagara Financial Group, Inc.		5	5
	0	^^	0	^^	First Republic Bank		9	9
	1		1		First State Bancorporation		45	45
	3		3		FirstMerit Corp.		90	90
	1		1		Flagstar Bancorp, Inc.		24	24
	0	^^	0	^^	Glacier Bancorp, Inc.		11	11
	1		1		Gold Banc Corp., Inc.		16	16
	1		1		Greater Bay Bancorp		17	17
	6		6		GreenPoint Financial Corp.		250	250
	85		85		HSBC Holdings PLC (United Kingdom)		1,273	1,273
	1		1		Hudson River Bancorp		10	10
	0	^^	0	^^	Humboldt Bancorp		6	6
	0	^^	0	^^	IBERIABANK Corp.		24	24
	1		1		Independent Bank Corp.		23	23
	0	^^	0	^^	International Bancshares Corp.		2	2
	2		2		Irwin Financial Corp.		48	48
	22		22		KeyCorp		643	643
	5		5		Kookmin Bank (South Korea), ADR		171	171
	0	^^	0	^^	Macatawa Bank Corp.		3	3
	0	^^	0	^^	MB Financial, Inc.		15	15
	0	^^	0	^^	Mercantile Bank Corp.		15	15
	0	^^	0	^^	Nara Bancorp, Inc.		7	7
59			59		National City Corp.	2,070		2,070
	2		2		NetBank, Inc.		17	17
41	18		59		North Fork Bancorporation, Inc.	1,567	666	2,233
	1		1		Oriental Financial Group, Inc. (Puerto Rico)		16	16
	0	^^	0	^^	Peoples Bancorp, Inc.		5	5
	1		1		PrivateBancorp, Inc.		38	38
	2		2		Provident Bancorp, Inc.		19	19
	3		3		R&G Financial Corp. (Puerto Rico), Class B		95	95
	1		1		Republic Bancorp, Inc.		13	13
	0	^^	0	^^	Republic Bancorp, Inc., Class A		2	2
	59		59		Royal Bank of Scotland Group PLC (United Kingdom)		1,708	1,708
	1		1		Santander BanCorp (Puerto Rico)		20	20
	0	^^	0	^^	Second Bancorp, Inc.		3	3
	0	^^	0	^^	Simmons First National Corp., Class A		5	5
	0	^^	0	^^	Southwest Bancorp, Inc.		2	2
	0	^^	0	^^	State Financial Services Corp., Class A		3	3
	0	^^	0	^^	Sterling Bancorp		8	8
	2		2		Sterling Bancshares, Inc.		28	28
	1		1		Sterling Financial Corp. *		18	18
	0	^^	0	^^	Summit Bancshares, Inc.		3	3
	0	^^	0	^^	Sun Bancorp, Inc. *		6	6
8	5		13		SunTrust Banks, Inc.	526	344	870
	0	^^	0	^^	Taylor Capital Group, Inc.		2	2
	84		84		The Bank of New York Co., Inc.		2,485	2,485
	0	^^	0	^^	TriCo Bancshares		4	4
115			115		U.S. Bancorp	3,182		3,182
	7		7		UBS AG (Switzerland)		478	478
	3		3		W Holding Co., Inc. (Puerto Rico)		48	48
	29		29		Wachovia Corp.		1,282	1,282
48	51		99		Wells Fargo & Co.	2,744	2,920	5,664
	1		1		West Coast Bancorp		26	26
	1		1		Westamerica Bancorp		47	47

See unaudited notes to pro forma financial statements.

15

	0	^^	0	^^	Western Sierra Bancorp *		3	3
	0	^^	0	^^	Wintrust Financial Corp.		15	15
						11,024	18,715	29,739
Biotechnology (1.1%)
	1		1		Abgenix, Inc. *		6	6
	1		1		Aksys LTD *		4	4
	0	^^	0	^^	Albany Molecular Research, Inc. *		3	3
	0	^^	0	^^	Alexion Pharmaceuticals, Inc. *		6	6
66	39		105		Amgen, Inc. *	3,578	2,109	5,687
	1		1		Applera Corp. - Celera Genomics Group *		7	7
	2		2		Ariad Pharmaceuticals, Inc. *		13	13
	0	^^	0	^^	Bio-Rad Laboratories, Inc., Class A *		6	6
	5		5		Biogen Idec, Inc. *		316	316
	1		1		Cell Genesys, Inc. *		6	6
40			40		Charles River Laboratories International, Inc. *	1,946		1,946
	2		2		Cytogen Corp. *		30	30
	2		2		Cytokinetics, Inc. *		24	24
	0	^^	0	^^	Diversa Corp. *		4	4
	4		4		Encysive Pharmaceuticals, Inc. *		33	33
	1		1		Enzon Pharmaceuticals, Inc. *		8	8
	0	^^	0	^^	Exelixis, Inc. *		2	2
	13		13		Genelabs Technologies *		30	30
	7		7		Gilead Sciences, Inc. *		438	438
	9		9		Human Genome Sciences, Inc. *		109	109
	4		4		Incyte Genomics, Inc. *		29	29
	1		1		Integra LifeSciences Holdings Corp. *		18	18
	1		1		Maxygen, Inc. *		8	8
	10		10		Medimmune, Inc. *		233	233
	1		1		Regeneration Technologies, Inc. *		14	14
	2		2		Seattle Genetics, Inc. *		11	11
	1		1		Telik, Inc. *		32	32
	1		1		Transkaryotic Therapies, Inc. *		7	7
						5,524	3,506	9,030
Broadcasting/Cable (0.1%)
	3		3		Charter Communications, Inc., Class A *		10	10
26			26		Clear Channel Communications, Inc.	969		969
	5		5		EchoStar Communications Corp., Class A *		151	151
	2		2		Mediacom Communications Corp., Class A *		16	16
	1		1		Saga Communications, Inc., Class A *		13	13
	0	^^	0	^^	Sinclair Broadcast Group, Inc., Class A		3	3
						969	193	1,162
Business Services (0.8%)
	16		16		Accenture LTD (Bermuda), Class A *		436	436
	11		11		Adecco SA (Switzerland) *		554	554
14			14		Affiliated Computer Services, Inc., Class A *	762		762
11			11		Apollo Group, Inc., Class A *	936		936
	0	^^	0	^^	Banta Corp.		9	9
	14		14		Computer Sciences Corp. *		636	636
	1		1		CSG Systems International, Inc. *		12	12

See unaudited notes to pro forma financial statements.

16

	1		1		Digital River, Inc. *		16	16
	1		1		Dollar Thrifty Automotive Group, Inc. *		27	27
	26		26		First Data Corp.		1,174	1,174
	2		2		Gartner, Inc., Class A *		26	26
	0	^^	0	^^	Gevity HR, Inc.		3	3
	1		1		Harris Interactive, Inc. *		4	4
	1		1		Labor Ready, Inc. *		19	19
	1		1		Metris Companies, Inc. *		7	7
	1		1		Navigant Consulting Co. *		26	26
	0	^^	0	^^	Parexel International Corp. *		4	4
38			38		Paychex, Inc.	1,298		1,298
	1		1		PDI, Inc. *		15	15
	1		1		Pre-Paid Legal Services, Inc. *		14	14
	1		1		Quanta Services, Inc. *		3	3
	3		3		Spherion Corp. *		26	26
	11		11		SunGard Data Systems, Inc. *		289	289
	2		2		TeleTech Holdings, Inc. *		17	17
	1		1		Tyler Technologies, Inc. *		5	5
	0	^^	0	^^	Valassis Communications, Inc. *		3	3
						2,996	3,325	6,321
Chemicals (1.0%)
	1		1		Aceto Corp.		21	21
	10		10		Air Products & Chemicals, Inc.		514	514
	6		6		Akzo Nobel NV (The Netherlands)		214	214
	1		1		Albemarle Corp.		19	19
	4		4		Bayer AG (Germany)		118	118
25			25		Cabot Corp.	1,010		1,010
	1		1		Cabot Microelectronics Corp. *		18	18
	3		3		Ciba Specialty Chemicals AG (Switzerland)		203	203
	1		1		Cytec Industries, Inc.		23	23
	3		3		Eastman Chemical Co.		129	129
	1		1		FMC Corp. *		26	26
	2		2		Georgia Gulf Corp.		54	54
	1		1		HB Fuller Co.		14	14
	1		1		Hercules, Inc. *		17	17
	2		2		IMC Global, Inc.		24	24
	41		41		Mitsui Chemicals, Inc. (Japan)		206	206
	1		1		NewMarket Corp. *		11	11
	1		1		Octel Corp. (United Kingdom)		13	13
	0	^^	0	^^	OM Group, Inc. *		10	10
	44		44		Praxair, Inc.		1,748	1,748
	0	^^	0	^^	Quaker Chemical Corp.		3	3
	31		31		Reliance Industries LTD (India), GDR, #		627	627
	3		3		Rohm & Haas Co.		112	112
25			25		Sigma-Aldrich Corp.	1,466		1,466
	30		30		The Dow Chemical Co.		1,221	1,221
	1		1		W.R. Grace & Co. *		7	7
						2,476	5,352	7,828
Computer Networks (0.9%)
	1		1		Anixter International, Inc.		48	48
	1		1		Black Box Corp.		28	28
	4		4		Brocade Communications Systems, Inc. *		22	22
127	162		289		Cisco Systems, Inc. *	3,012	3,834	6,846
	1		1		Factset Research Systems, Inc.		28	28
	20		20		Juniper Networks, Inc. *		484	484
	1		1		SafeNet, Inc. *		17	17
						3,012	4,461	7,473

See unaudited notes to pro forma financial statements.

17

Computer Software (2.5%)
	1		1		Ascential Software Corp. *		10	10
	0	^^	0	^^	Aspen Technology, Inc. *		3	3
	1		1		Atari, Inc. *		2	2
	1		1		CACI International, Inc., Class A *		25	25
	0	^^	0	^^	Cerner Corp. *		18	18
	2		2		Ciber, Inc. *		15	15
	2		2		Computer Programs & Systems, Inc.		31	31
	0	^^	0	^^	Datastream Systems, Inc. *		1	1
	1		1		Dendrite International, Inc. *		13	13
	0	^^	0	^^	DSP Group, Inc. *		11	11
	1		1		E.piphany, Inc. *		5	5
	0	^^	0	^^	Echelon Corp. *		4	4
17	4		21		Electronic Arts, Inc. *	932	213	1,145
	1		1		EPIQ Systems, Inc. *		7	7
	0	^^	0	^^	FileNet Corp. *		9	9
	1		1		Hyperion Solutions Corp. *		35	35
	1		1		Informatica Corp. *		5	5
	4		4		Infosys Technologies LTD (India), ADR		404	404
	1		1		Intergraph Corp. *		21	21
	1		1		JDA Software Group, Inc. *		8	8
	0	^^	0	^^	Kronos, Inc. *		8	8
	1		1		Lexar Media, Inc. *		5	5
	1		1		Magma Design Automation, Inc. *		12	12
	1		1		Manhattan Associates, Inc. *		15	15
	1		1		ManTech International Corp., Class A *		26	26
	0	^^	0	^^	Manugistics Group, Inc. *		1	1
	0	^^	0	^^	MAPICS, Inc. *		4	4
	1		1		Mentor Graphics Corp. *		19	19
	23		23		Mercury Interactive Corp. *		1,151	1,151
255	185		440		Microsoft Corp.	7,293	5,273	12,566
	0	^^	0	^^	MicroStrategy, Inc., Class A *		4	4
	1		1		MRO Software, Inc. *		10	10
	244		244		Oracle Corp. *		2,909	2,909
	0	^^	0	^^	PalmSource, Inc. *		3	3
	0	^^	0	^^	Pegasystems, Inc. *		3	3
	1		1		Per-Se Technologies, Inc. *		19	19
	1		1		Perot Systems Corp., Class A *		12	12
	1		1		Progress Software Corp. *		31	31
	0	^^	0	^^	Quality Systems, Inc. *		5	5
	0	^^	0	^^	Quest Software, Inc. *		4	4
	1		1		Retek, Inc. *		4	4
	3		3		Secure Computing Corp. *		39	39
	0	^^	0	^^	SPSS, Inc. *		2	2
	0	^^	0	^^	SRA International, Inc., Class A *		8	8
	0	^^	0	^^	Stratasys, Inc. *		2	2
	22		22		Take-Two Interactive Software, Inc. *		680	680
	0	^^	0	^^	TALX Corp.		5	5
	1		1		Transaction Systems Architects, Inc., Class A *		15	15
	26		26		VERITAS Software Corp. *		715	715
	0	^^	0	^^	webMethods, Inc. *		3	3
	1		1		Wind River Systems, Inc.		15	15
						8,225	11,842	20,067
Computers/Computer Hardware (1.9%)
	1		1		Advanced Digital Information Corp. *		6	6

See unaudited notes to pro forma financial statements.

18

	1		1		Agilysys, Inc.		19	19
	2		2		Cray, Inc. *		15	15
80	71		151		Dell, Inc. *	2,875	2,532	5,407
17			17		Diebold, Inc.	920		920
	0	^^	0	^^	Dot Hill Systems Corp. *		4	4
	0	^^	0	^^	Electronics for Imaging, Inc. *		7	7
	135		135		Fujitsu LTD (Japan)		961	961
	1		1		Gateway, Inc. *		6	6
	74		74		Hewlett-Packard Co.		1,553	1,553
	13		13		Hon Hai Precision Industry Co. (Taiwan), GDR		100	100
	1		1		Hutchinson Technology, Inc. *		34	34
	0	^^	0	^^	Imagistics International, Inc. *		14	14
	1		1		Imation Corp.		34	34
35	23		58		International Business Machines Corp.	3,075	2,048	5,123
	1		1		Komag, Inc. *		14	14
	6		6		Lexmark International, Inc., Class A *		550	550
	8		8		NCR Corp. *		412	412
	1		1		PalmOne, Inc. *		21	21
	1		1		Radisys Corp. *		9	9
	3		3		Silicon Graphics, Inc. *		7	7
	1		1		Sykes Enterprises, Inc. *		9	9
						6,870	8,355	15,225
Construction (0.2%)
	41		41		ABB LTD (Switzerland) *		224	224
	6		6		Apogee Enterprises, Inc.		63	63
	0	^^	0	^^	Beazer Homes USA, Inc.		10	10
	11		11		Centex Corp.		516	516
	5		5		Champion Enterprises, Inc. *		50	50
	0	^^	0	^^	Dycom Industries, Inc. *		8	8
	4		4		KB Home		268	268
	5		5		Lennar Corp., Class A		224	224
	1		1		Levitt Corp., Class A *		21	21
	0	^^	0	^^	Meritage Corp. *		21	21
	3		3		Technip SA (France) *		380	380
	1		1		WCI Communities, Inc. *		13	13
							1,798	1,798
Construction Materials (0.1%)
	0	^^	0	^^	Ameron International Corp.		10	10
	0	^^	0	^^	Eagle Materials, Inc.		28	28
	1		1		ElkCorp		21	21
	23		23		Masco Corp.		731	731
	1		1		NCI Building Systems, Inc. *		20	20
	0	^^	0	^^	Texas Industries, Inc.		12	12
	3		3		Universal Forest Products, Inc.		81	81
	1		1		USG Corp. *		12	12
							915	915
Consumer Products (1.9%)
53	54		107		Altria Group, Inc.	2,667	2,695	5,362
	0	^^	0	^^	American Greetings Corp., Class A *		5	5
	11		11		British American Tobacco PLC (United Kingdom)		177	177
	4		4		Colgate-Palmolive Co.		245	245
	0	^^	0	^^	CSS Industries, Inc.		4	4
	0	^^	0	^^	Elizabeth Arden, Inc. *		8	8
	12		12		Imperial Tobacco Group PLC (United Kingdom)		260	260
	2		2		Kimberly-Clark Corp.		99	99

See unaudited notes to pro forma financial statements.

19

	80		80		Procter & Gamble Co.		4,372	4,372
	36		36		Reckitt Benckiser PLC (United Kingdom)		1,014	1,014
	2		2		Revlon, Inc., Class A *		5	5
	0	^^	0	^^	Stanley Furniture Company, Inc.		13	13
26			26		The Estee Lauder Companies, Inc., Class A	1,292		1,292
	50		50		The Gillette Co.		2,105	2,105
	0	^^	0	^^	Toro Co.		14	14
	1		1		Universal Corp.		51	51
						3,959	11,067	15,026
Consumer Services (0.2%)
	1		1		Alderwoods Group, Inc. (Canada) *		7	7
	1		1		Arbitron, Inc. *		18	18
	2		2		Exult, Inc. *		9	9
	0	^^	0	^^	MemberWorks, Inc. *		3	3
56			56		Rent-A-Center, Inc. *	1,674		1,674
	3		3		Rent-Way, Inc. *		26	26
	1		1		SOURCECORP, Inc. *		14	14
	1		1		Startek, Inc.		18	18
	3		3		Stewart Enterprises, Inc., Class A *		21	21
	1		1		The GEO Group, Inc. *		12	12
						1,674	128	1,802
Distribution (0.1%)
	0	^^	0	^^	Building Material Holding Corp.		6	6
	115		115		Itochu Corp. (Japan) *		519	519
	1		1		WESCO International, Inc. *		9	9
							534	534
Diversified (2.7%)
180	245		425		General Electric Co.	5,821	7,948	13,769
	276		276		The Wharf Holdings LTD (Hong Kong)		794	794
91	115		206		Tyco International LTD (Bermuda)	3,013	3,819	6,832
						8,834	12,561	21,395
Electronics/Electrical Equipment (0.4%)
	0	^^	0	^^	Analogic Corp.		13	13
	0	^^	0	^^	BEI Technologies, Inc.		3	3
	0	^^	0	^^	Bel Fuse, Inc., Class B		13	13
	1		1		Benchmark Electronics, Inc. *		23	23
	1		1		Checkpoint Systems, Inc. *		13	13
	1		1		CTS Corp.		11	11
	1		1		Encore Wire Corp. *		19	19
	1		1		Integrated Electrical Services, Inc. *		4	4
	1		1		Itron, Inc. *		14	14
	9		9		Koninklijke Philips Electronics NV (The Netherlands)		247	247
	5		5		Kyocera Corp. (Japan)		403	403
	0	^^	0	^^	MTS Systems Corp.		9	9
	0	^^	0	^^	Planar Systems, Inc. *		5	5
	1		1		Power-One, Inc. *		9	9
	1		1		Rayovac Corp. *		37	37
	0	^^	0	^^	ROFIN-SINAR Technologies, Inc. *		10	10
	2		2		Rohm Co., LTD (Japan)		229	229

See unaudited notes to pro forma financial statements.

20

	1		1		Samsung Electronics Co., LTD (South Korea)		370	370
	2		2		Samsung SDI Co., LTD (South Korea)		180	180
	15		15		Sony Corp. (Japan)		582	582
	1		1		Stoneridge, Inc. *		15	15
	1		1		Sypris Solutions, Inc.		15	15
	27		27		Thomson SA (France)		535	535
	53		53		Toshiba Corp. (Japan)		215	215
	1		1		Trimble Navigation LTD *		36	36
	2		2		TTM Technologies, Inc. *		18	18
	0	^^	0	^^	Valence Technology, Inc. *		1	1
	1		1		Watts Water Technologies, Inc., Class A		16	16
	0	^^	0	^^	Zygo Corp. *		2	2
							3,047	3,047
Engineering Services (0.0%) ^
	1		1		McDermott International, Inc. *		12	12
	0	^^	0	^^	URS Corp. *		8	8
	1		1		Washington Group International, Inc. *		29	29
							49	49
Entertainment/Leisure (0.2%)
	1		1		AMC Entertainment, Inc. *		20	20
	1		1		Ameristar Casinos, Inc.		20	20
	1		1		Arctic Cat, Inc.		14	14
	1		1		Argosy Gaming Co. *		19	19
	0	^^	0	^^	Aztar Corp. *		8	8
	1		1		Callaway Golf Co.		10	10
	1		1		Carmike Cinemas, Inc. *		32	32
	19		19		Carnival Corp.		878	878
	4		4		International Game Technology		147	147
	1		1		Isle of Capri Casinos, Inc. *		10	10
	1		1		K2, Inc. *		11	11
	1		1		Macrovision Corp. *		13	13
	1		1		Multimedia Games, Inc. *		21	21
	1		1		Navigant International, Inc. *		16	16
	1		1		Penn National Gaming, Inc. *		23	23
	42		42		Rank Group PLC (United Kingdom)		232	232
	2		2		Scientific Games Corp., Class A *		42	42
	1		1		Thor Industries, Inc.		40	40
	19		19		TUI AG (Germany)		366	366
							1,922	1,922
Environmental Services (0.0%) ^
	1		1		Duratek, Inc. *		9	9
	0	^^	0	^^	Tetra Tech, Inc. *		5	5
	0	^^	0	^^	Waste Connections, Inc.		9	9
							23	23
Financial Services (6.2%)
	1		1		Accredited Home Lenders Holding Co. *		18	18
	1		1		Affiliated Managers Group, Inc. *		26	26
	6		6		Aiful Corp. (Japan)		631	631
30			30		Capital One Financial Corp.	2,074		2,074
36			36		Charter One Financial, Inc.	1,597		1,597
	30		30		CIT Group, Inc.		1,142	1,142

See unaudited notes to pro forma financial statements.

21

135	167		302		Citigroup, Inc.	6,284	7,771	14,055
	0	^^	0	^^	Coinstar, Inc. *		7	7
	1		1		CompuCredit Corp. *		14	14
	18		18		Countrywide Financial Corp.		1,298	1,298
	125		125		Daiwa Securities Group, Inc. (Japan)		907	907
	3		3		E*TRADE Group, Inc. *		32	32
	0	^^	0	^^	eSpeed, Inc., Class A *		2	2
	0	^^	0	^^	Euronet Worldwide, Inc. *		5	5
26	10		36		Fannie Mae	1,887	692	2,579
78	41		119		Freddie Mac	4,938	2,589	7,527
	9		9		Goldman Sachs Group, Inc.		847	847
	0	^^	0	^^	ITLA Capital Corp. *		8	8
	3		3		Knight Trading Group, Inc., Class A *		25	25
	10		10		Legg Mason, Inc.		918	918
	19		19		Man Group PLC (United Kingdom)		494	494
137	11		148		MBNA Corp.	3,522	286	3,808
45	70		115		Morgan Stanley	2,377	3,700	6,077
	1		1		New Century Financial Corp.		42	42
	3		3		Safeguard Scientifics, Inc. *		7	7
	124		124		The Charles Schwab Corp.		1,190	1,190
79	12		91		Washington Mutual, Inc.	3,066	444	3,510
	1		1		World Acceptance Corp. *		15	15
	1		1		WSFS Financial Corp.		24	24
						25,745	23,134	48,879
Food/Beverage Products (1.2%)
	27		27		Anheuser-Busch Companies, Inc.		1,469	1,469
	41		41		Asahi Breweries LTD (Japan)		457	457
	2		2		Chiquita Brands International, Inc. *		50	50
	1		1		Corn Products International, Inc.		28	28
	1		1		Flowers Foods, Inc.		13	13
	0	^^	0	^^	J & J Snack Foods Corp. *		8	8
	3		3		Kellogg Co.		117	117
	12		12		Koninklijke Wessanen NV (The Netherlands)		166	166
	27		27		PepsiCo, Inc.		1,460	1,460
	19		19		SABMiller PLC (United Kingdom)		252	252
	1		1		Sanderson Farms, Inc.		27	27
47	5		52		Sysco Corp.	1,698	169	1,867
	73		73		The Coca-Cola Co.		3,698	3,698
	38		38		Unilever PLC (United Kingdom)		371	371
						1,698	8,285	9,983
Health Care/Health Care Services (1.9%)
	10		10		Aetna, Inc.		816	816
	1		1		Align Technology, Inc. *		13	13
	0	^^	0	^^	Animas Corp. *		6	6
	18		18		Anthem, Inc. *		1,652	1,652
	1		1		Apria Healthcare Group, Inc. *		23	23
	0	^^	0	^^	Arrow International, Inc.		12	12
	7		7		Becton, Dickinson & Co.		357	357
	1		1		Beverly Enterprises, Inc. *		8	8
	0	^^	0	^^	Biosite, Inc. *		18	18
	31		31		Boston Scientific Corp. *		1,340	1,340
	3		3		Cardinal Health, Inc.		175	175
	1		1		Centene Corp. *		23	23
	1		1		CONMED Corp. *		36	36
	1		1		CTI Molecular Imaging, Inc. *		7	7
	1		1		Diagnostic Products Corp.		22	22

See unaudited notes to pro forma financial statements.

22

	4		4		Encore Medical Corp. *		24	24
	0	^^	0	^^	Epix Medical, Inc. *		4	4
	0	^^	0	^^	Genesis HealthCare Corp. *		12	12
	2		2		Gentiva Health Services *		26	26
	35		35		Guidant Corp.		1,950	1,950
	18		18		HCA, Inc.		744	744
	0	^^	0	^^	Immucor, Inc. *		3	3
	2		2		Inveresk Research Group, Inc. *		52	52
	0	^^	0	^^	Inverness Medical Innovations, Inc. *		7	7
	2		2		Kindred Healthcare, Inc. *		58	58
	1		1		Kyphon, Inc. *		41	41
	2		2		Mariner Health Care, Inc. *		65	65
59			59		Medtronic, Inc.	2,861		2,861
	1		1		Mentor Corp.		21	21
	0	^^	0	^^	Merit Medical Systems, Inc. *		5	5
	0	^^	0	^^	Ocular Sciences, Inc. *		11	11
52			52		Odyssey Healthcare, Inc. *	983		983
	6		6		Orthovita, Inc. *		30	30
	1		1		Owens & Minor, Inc.		34	34
	2		2		Palatin Technologies, Inc. *		8	8
	1		1		Pediatrix Medical Group, Inc. *		52	52
	0	^^	0	^^	Possis Medical, Inc. *		7	7
	1		1		Province Healthcare Co. *		15	15
	2		2		PSS World Medical, Inc. *		22	22
	1		1		Sierra Health Services, Inc. *		22	22
	1		1		Sola International, Inc. *		17	17
	2		2		Steris Corp. *		41	41
	0	^^	0	^^	SurModics, Inc. *		7	7
	1		1		Symbion, Inc. *		10	10
	4		4		Synthes, Inc. (Switzerland)		454	454
	0	^^	0	^^	TECHNE Corp. *		13	13
	1		1		United Surgical Partners International, Inc. *		28	28
41			41		UnitedHealth Group, Inc.	2,529		2,529
	1		1		US Oncology, Inc. *		9	9
	1		1		VISX, Inc. *		32	32
	4		4		WellPoint Health Networks, Inc. *		437	437
						6,373	8,769	15,142
Hotels/Other Lodging (0.2%)
	8		8		Accor SA (France)		328	328
	24		24		Hilton Hotels Corp.		455	455
	1		1		La Quinta Corp. *		9	9
	11		11		Starwood Hotels & Resorts Worldwide, Inc.		480	480
							1,272	1,272
Industrial Components (0.2%)
	0	^^	0	^^	Hexcel Corp. *		5	5
	2		2		Lennox International, Inc.		42	42
	23		23		SKF AB (Sweden), Ser. B		850	850
17	1		18		SPX Corp.	803	42	845
						803	939	1,742
Insurance (2.5%)
	34		34		AMBAC Financial Group, Inc.		2,524	2,524
53	20		73		American International Group, Inc.	3,744	1,404	5,148
	0	^^	0	^^	AmerUs Group Co.		4	4
	1		1		Argonaut Group, Inc. *		12	12
	3		3		Assurant, Inc.		79	79

See unaudited notes to pro forma financial statements.

23

	2		2		Delphi Financial Group, Inc., Class A		107	107
	1		1		Direct General Corp.		43	43
	14		14		Genworth Financial, Inc., Class A *		330	330
28	15		43		Hartford Financial Services Group, Inc.	1,939	1,059	2,998
	41		41		ING Groep NV (The Netherlands)		963	963
	1		1		LandAmerica Financial Group, Inc.		31	31
	12		12		MBIA, Inc.		703	703
	0	^^	0	^^	NYMAGIC, Inc.		5	5
	4		4		PMA Capital Corp., Class A		34	34
	1		1		Protective Life Corp.		39	39
	89		89		Prudential PLC (United Kingdom)		771	771
	17		17		RenaissanceRe Holdings LTD (Bermuda)		939	939
	1		1		Selective Insurance Group.		20	20
	1		1		Stewart Information Services Corp.		27	27
	28		28		The Allstate Corp.		1,294	1,294
	12		12		The St. Paul Travelers Companies, Inc.		495	495
	5		5		Torchmark Corp.		269	269
	0	^^	0	^^	United Fire & Casualty Co.		6	6
	0	^^	0	^^	Vesta Insurance Group, Inc.		2	2
25	27		52		Willis Group Holdings LTD (United Kingdom)	923	1,011	1,934
	4		4		XL Capital LTD (Bermuda), Class A		324	324
	1		1		Zenith National Insurance Corp.		24	24
	7		7		Zurich Financial Services AG (Switzerland)		1,163	1,163
						6,606	13,682	20,288
Internet Services/Software (0.3%)
	3		3		Ariba, Inc. *		7	7
	1		1		AsiaInfo Holdings, Inc. (China) *		5	5
	0	^^	0	^^	Blue Coat Systems, Inc. *		3	3
	5		5		CMGI, Inc. *		11	11
	2		2		CNET Networks, Inc. *		22	22
	0	^^	0	^^	Digital Insight Corp. *		6	6
	2		2		Digitas, Inc. *		19	19
	2		2		DoubleClick, Inc. *		14	14
	4		4		EarthLink, Inc. *		42	42
	11		11		eBay, Inc. *		992	992
	0	^^	0	^^	Equinix, Inc. *		10	10
	3		3		Homestore, Inc. *		11	11
	0	^^	0	^^	Infospace, Inc. *		8	8
	1		1		Internet Security Systems, Inc. *		11	11
	0	^^	0	^^	Interwoven, Inc. *		1	1
	1		1		j2 Global Communications, Inc. *		14	14
	1		1		Lionbridge Technologies, Inc. *		5	5
	3		3		LookSmart LTD *		6	6
	2		2		Mindspeed Technologies, Inc. *		7	7
	0	^^	0	^^	Netegrity, Inc. *		3	3
42			42		Network Associates, Inc. *	753		753
	1		1		Openwave Systems, Inc. *		8	8
	0	^^	0	^^	PC-Tel, Inc. *		2	2
	0	^^	0	^^	Portal Software, Inc. *		1	1
	1		1		ProQuest Co. *		14	14
	2		2		SupportSoft, Inc. *		17	17
	1		1		United Online, Inc. *		21	21
	1		1		Valueclick, Inc. *		13	13
	1		1		WebEx Communications, Inc. *		15	15

See unaudited notes to pro forma financial statements.

24

	1		1		Websense, Inc. *		22	22
						753	1,310	2,063
Leasing (0.0%) ^
	1		1		GATX Corp.		35	35
	0	^^	0	^^	Interpool, Inc.		5	5
							40	40
Machinery & Engineering Equipment (0.3%)
	3		3		Applied Industrial Technologies, Inc.		99	99
	1		1		Astec Industries, Inc. *		14	14
	15		15		Atlas Copco AB (Sweden), Class A		551	551
	1		1		Cascade Corp.		20	20
	3		3		Caterpillar, Inc.		262	262
	3		3		Deere & Co.		175	175
	1		1		Flowserve Corp. *		20	20
	169		169		Kubota Corp. (Japan)		904	904
	6		6		Milacron, Inc. *		22	22
	0	^^	0	^^	NACCO Industries, Inc., Class A		19	19
	0	^^	0	^^	Sauer-Danfoss, Inc.		3	3
	0	^^	0	^^	Tecumseh Products Co., Class A		16	16
	0	^^	0	^^	Thomas Industries, Inc.		13	13
	1		1		UNOVA, Inc. *		16	16
	1		1		York International Corp.		33	33
							2,167	2,167
Manufacturing (1.6%)
37	2		39		3M Co.	3,323	153	3,476
	1		1		Albany International Corp., Class A		17	17
	1		1		Armor Holdings, Inc. *		17	17
	2		2		Barnes Group, Inc.		46	46
	38		38		BBA Group PLC (United Kingdom)		191	191
	16		16		Cooper Industries LTD, Class A		975	975
35			35		Crane Co.	1,096		1,096
	0	^^	0	^^	Cyberoptics Corp. *		8	8
30			30		Danaher Corp.	1,531		1,531
18	6		24		Eaton Corp.	1,196	388	1,584
	0	^^	0	^^	ESCO Technologies, Inc. *		21	21
	1		1		Fleetwood Enterprises, Inc. *		13	13
	1		1		Griffon Corp. *		27	27
53			53		Honeywell International, Inc.	1,947		1,947
	7		7		ITT Industries, Inc.		577	577
	1		1		JLG Industries, Inc.		13	13
	1		1		Joy Global, Inc.		27	27
	1		1		Lincoln Electric Holdings, Inc.		31	31
	0	^^	0	^^	NN, Inc.		5	5
	0	^^	0	^^	Penn Engineering & Manufacturing Corp.		2	2
42			42		Pentair, Inc.	1,416		1,416
	1		1		Quanex Corp.		58	58
	5		5		Walter Industries, Inc.		62	62
						10,509	2,631	13,140
Metals/Mining (0.4%)
60	39		99		Alcoa, Inc.	1,989	1,272	3,261
	3		3		Commercial Metals Co.		89	89
	0	^^	0	^^	Mueller Industries, Inc.		14	14
	0	^^	0	^^	Valmont Industries, Inc.		9	9
						1,989	1,384	3,373

See unaudited notes to pro forma financial statements.

25

Multi-Media (1.9%)
43			43		Comcast Corp., Class A *	1,203			1,203
	0	^^	0	^^	Digital Generation Systems, Inc. *		0	^^	0	^^
	1		1		Emmis Communications Corp., Class A *		13		13
	43		43		Fox Entertainment Group, Inc., Class A *		1,143		1,143
	19		19		Gannett Co., Inc.		1,604		1,604
	1		1		Gray Television, Inc.		9		9
	2		2		Insight Communications Co., Inc. *		14		14
	1		1		Journal Register Co. *		11		11
	2		2		Lodgenet Entertainment Corp. *		35		35
	7		7		Societe Television Francaise 1 (France)		228		228
	11		11		The E.W. Scripps Co., Class A		1,189		1,189
	33		33		The Walt Disney Co.		849		849
128	19		147		Time Warner, Inc. *	2,245	339		2,584
	4		4		Tribune Co.		168		168
68	100		168		Viacom, Inc., Class B	2,430	3,558		5,988
	1		1		World Wrestling Entertainment, Inc.		13		13
						5,878	9,173		15,051
Office/Business Equipment (0.3%)
	6		6		Canon, Inc. (Japan)		320		320
	0	^^	0	^^	General Binding Corp. *		3		3
	1		1		Global Imaging Systems, Inc. *		48		48
29			29		Pitney Bowes, Inc.	1,283			1,283
	16		16		Ricoh Co., LTD (Japan)		342		342
	1		1		United Stationers, Inc. *		20		20
						1,283	733		2,016
Oil & Gas (4.0%)
	14		14		Anadarko Petroleum Corp.		798		798
	22		22		Baker Hughes, Inc.		836		836
	0	^^	0	^^	Black Hills Corp.		13		13
	64		64		BP PLC (United Kingdom)		569		569
	15		15		ChevronTexaco Corp.		1,413		1,413
	1		1		Cimarex Energy Co. *		18		18
	0	^^	0	^^	Comstock Resources, Inc. *		8		8
	31		31		ConocoPhillips		2,364		2,364
16	19		35		Cooper Cameron Corp. *	801	947		1,748
	3		3		Denbury Resources, Inc. *		58		58
12	14		26		Devon Energy Corp.	790	920		1,710
	18		18		ENI-Ente Nazionale Idrocarburi SPA (Italy)		366		366
149	105		254		Exxon Mobil Corp.	6,609	4,647		11,256
	1		1		Gulf Island Fabrication, Inc.		19		19
	1		1		Hanover Compressor Co. *		8		8
	1		1		Headwaters, Inc. *		13		13
	1		1		Helmerich & Payne, Inc.		18		18
	2		2		Houston Exploration Co. *		119		119
	0	^^	0	^^	Hydril Co. *		13		13
	3		3		Key Energy Services, Inc. *		30		30
	1		1		Lone Star Technologies, Inc. *		19		19
	0	^^	0	^^	Magnum Hunter Resources, Inc. *		2		2
30			30		Murphy Oil Corp.	2,224			2,224
	1		1		Oceaneering International, Inc. *		38		38
	1		1		Oil States International, Inc. *		8		8

See unaudited notes to pro forma financial statements.

26

	7		7		Petroleo Brasileiro SA (Brazil), ADR		174	174
	13		13		Pride International, Inc. *		228	228
	37		37		Rowan Companies, Inc. *		895	895
	2		2		Southern Union Co. *		42	42
	1		1		Southwest Gas Corp.		24	24
	3		3		Southwestern Energy Co. *		86	86
	1		1		Stone Energy Corp. *		28	28
46			46		Suncor Energy, Inc.	1,176		1,176
	1		1		Tesoro Petroleum Corp. *		33	33
	8		8		Total SA (France)		1,463	1,463
	18		18		Unocal Corp.		695	695
22	4		26		Valero Energy Corp.	1,591	325	1,916
	1		1		Veritas DGC, Inc. *		16	16
	2		2		Vintage Petroleum, Inc.		25	25
24			24		Weatherford International LTD *	1,076		1,076
	0	^^	0	^^	World Fuel Services		14	14
						14,267	17,292	31,559
Packaging (0.0%) ^
	0	^^	0	^^	Chesapeake Corp.		11	11
	5		5		Crown Holdings, Inc. *		51	51
	2		2		Silgan Holdings, Inc.		79	79
	8		8		Smurfit-Stone Container Corp. *		165	165
							306	306
Paper/Forest Products (0.1%)
	0	^^	0	^^	Georgia-Pacific Corp.		15	15
	0	^^	0	^^	Schweitzer-Mauduit International, Inc.		12	12
12			12		Temple-Inland, Inc.	807		807
	1		1		Wausau-Mosinee Paper Corp.		17	17
						807	44	851
Pharmaceuticals (3.9%)
	1		1		Able Laboratories, Inc. *		24	24
	2		2		Adolor Corp. *		26	26
	1		1		Alkermes, Inc. *		10	10
21			21		Andrx Corp. *	585		585
	0	^^	0	^^	Antigenics, Inc. *		2	2
	18		18		AstraZeneca PLC (United Kingdom)		791	791
	1		1		AtheroGenics, Inc. *		24	24
	17		17		AVANIR Pharmaceuticals, Class A *		29	29
67			67		Biovail Corp. (Canada)	1,268		1,268
	0	^^	0	^^	Bradley Pharmaceuticals, Inc. *		8	8
	1		1		Connetics Corp. *		12	12
	1		1		Corixa Corp. *		2	2
	2		2		Cubist Pharmaceuticals, Inc. *		25	25
	5		5		Cypress Bioscience, Inc. *		73	73
	1		1		Dendreon Corp. *		13	13
	2		2		Discovery Laboratories, Inc. *		23	23
	37		37		Eli Lilly & Co.		2,577	2,577
	34		34		Forest Laboratories, Inc. *		1,901	1,901
	11		11		Fujisawa Pharmaceutical Co., LTD (Japan)		259	259
	77		77		Johnson & Johnson		4,264	4,264
	1		1		Kos Pharmaceuticals, Inc. *		20	20
	1		1		Ligand Pharmaceuticals, Inc., Class B *		14	14
	0	^^	0	^^	Medicines Co. *		11	11
	19		19		Medicis Pharmaceutical Corp., Class A		755	755

See unaudited notes to pro forma financial statements.

27

	1		1		Websense, Inc. *		22	22
						753	1,310	2,063
Leasing (0.0%) ^
	1		1		GATX Corp.		35	35
	0	^^	0	^^	Interpool, Inc.		5	5
							40	40
Machinery & Engineering Equipment (0.3%)
	3		3		Applied Industrial Technologies, Inc.		99	99
	1		1		Astec Industries, Inc. *		14	14
	15		15		Atlas Copco AB (Sweden), Class A		551	551
	1		1		Cascade Corp.		20	20
	3		3		Caterpillar, Inc.		262	262
	3		3		Deere & Co.		175	175
	1		1		Flowserve Corp. *		20	20
	169		169		Kubota Corp. (Japan)		904	904
	6		6		Milacron, Inc. *		22	22
	0	^^	0	^^	NACCO Industries, Inc., Class A		19	19
	0	^^	0	^^	Sauer-Danfoss, Inc.		3	3
	0	^^	0	^^	Tecumseh Products Co., Class A		16	16
	0	^^	0	^^	Thomas Industries, Inc.		13	13
	1		1		UNOVA, Inc. *		16	16
	1		1		York International Corp.		33	33
							2,167	2,167
Manufacturing (1.6%)
37	2		39		3M Co.	3,323	153	3,476
	1		1		Albany International Corp., Class A		17	17
	1		1		Armor Holdings, Inc. *		17	17
	2		2		Barnes Group, Inc.		46	46
	38		38		BBA Group PLC (United Kingdom)		191	191
	16		16		Cooper Industries LTD, Class A		975	975
35			35		Crane Co.	1,096		1,096
	0	^^	0	^^	Cyberoptics Corp. *		8	8
30			30		Danaher Corp.	1,531		1,531
18	6		24		Eaton Corp.	1,196	388	1,584
	0	^^	0	^^	ESCO Technologies, Inc. *		21	21
	1		1		Fleetwood Enterprises, Inc. *		13	13
	1		1		Griffon Corp. *		27	27
53			53		Honeywell International, Inc.	1,947		1,947
	7		7		ITT Industries, Inc.		577	577
	1		1		JLG Industries, Inc.		13	13
	1		1		Joy Global, Inc.		27	27
	1		1		Lincoln Electric Holdings, Inc.		31	31
	0	^^	0	^^	NN, Inc.		5	5
	0	^^	0	^^	Penn Engineering & Manufacturing Corp.		2	2
42			42		Pentair, Inc.	1,416		1,416
	1		1		Quanex Corp.		58	58
	5		5		Walter Industries, Inc.		62	62
						10,509	2,631	13,140
Metals/Mining (0.4%)
60	39		99		Alcoa, Inc.	1,989	1,272	3,261
	3		3		Commercial Metals Co.		89	89
	0	^^	0	^^	Mueller Industries, Inc.		14	14
	0	^^	0	^^	Valmont Industries, Inc.		9	9
						1,989	1,384	3,373

See unaudited notes to pro forma financial statements.

28

Multi-Media (1.9%)
43			43		Comcast Corp., Class A *	1,203			1,203
	0	^^	0	^^	Digital Generation Systems, Inc. *		0	^^	0	^^
	1		1		Emmis Communications Corp., Class A *		13		13
	43		43		Fox Entertainment Group, Inc., Class A *		1,143		1,143
	19		19		Gannett Co., Inc.		1,604		1,604
	1		1		Gray Television, Inc.		9		9
	2		2		Insight Communications Co., Inc. *		14		14
	1		1		Journal Register Co. *		11		11
	2		2		Lodgenet Entertainment Corp. *		35		35
	7		7		Societe Television Francaise 1 (France)		228		228
	11		11		The E.W. Scripps Co., Class A		1,189		1,189
	33		33		The Walt Disney Co.		849		849
128	19		147		Time Warner, Inc. *	2,245	339		2,584
	4		4		Tribune Co.		168		168
68	100		168		Viacom, Inc., Class B	2,430	3,558		5,988
	1		1		World Wrestling Entertainment, Inc.		13		13
						5,878	9,173		15,051
Office/Business Equipment (0.3%)
	6		6		Canon, Inc. (Japan)		320		320
	0	^^	0	^^	General Binding Corp. *		3		3
	1		1		Global Imaging Systems, Inc. *		48		48
29			29		Pitney Bowes, Inc.	1,283			1,283
	16		16		Ricoh Co., LTD (Japan)		342		342
	1		1		United Stationers, Inc. *		20		20
						1,283	733		2,016
Oil & Gas (4.0%)
	14		14		Anadarko Petroleum Corp.		798		798
	22		22		Baker Hughes, Inc.		836		836
	0	^^	0	^^	Black Hills Corp.		13		13
	64		64		BP PLC (United Kingdom)		569		569
	15		15		ChevronTexaco Corp.		1,413		1,413
	1		1		Cimarex Energy Co. *		18		18
	0	^^	0	^^	Comstock Resources, Inc. *		8		8
	31		31		ConocoPhillips		2,364		2,364
16	19		35		Cooper Cameron Corp. *	801	947		1,748
	3		3		Denbury Resources, Inc. *		58		58
12	14		26		Devon Energy Corp.	790	920		1,710
	18		18		ENI-Ente Nazionale Idrocarburi SPA (Italy)		366		366
149	105		254		Exxon Mobil Corp.	6,609	4,647		11,256
	1		1		Gulf Island Fabrication, Inc.		19		19
	1		1		Hanover Compressor Co. *		8		8
	1		1		Headwaters, Inc. *		13		13
	1		1		Helmerich & Payne, Inc.		18		18
	2		2		Houston Exploration Co. *		119		119
	0	^^	0	^^	Hydril Co. *		13		13
	3		3		Key Energy Services, Inc. *		30		30
	1		1		Lone Star Technologies, Inc. *		19		19
	0	^^	0	^^	Magnum Hunter Resources, Inc. *		2		2
30			30		Murphy Oil Corp.	2,224			2,224
	1		1		Oceaneering International, Inc. *		38		38
	1		1		Oil States International, Inc. *		8		8

See unaudited notes to pro forma financial statements.

29

	7		7		Petroleo Brasileiro SA (Brazil), ADR		174	174
	13		13		Pride International, Inc. *		228	228
	37		37		Rowan Companies, Inc. *		895	895
	2		2		Southern Union Co. *		42	42
	1		1		Southwest Gas Corp.		24	24
	3		3		Southwestern Energy Co. *		86	86
	1		1		Stone Energy Corp. *		28	28
46			46		Suncor Energy, Inc.	1,176		1,176
	1		1		Tesoro Petroleum Corp. *		33	33
	8		8		Total SA (France)		1,463	1,463
	18		18		Unocal Corp.		695	695
22	4		26		Valero Energy Corp.	1,591	325	1,916
	1		1		Veritas DGC, Inc. *		16	16
	2		2		Vintage Petroleum, Inc.		25	25
24			24		Weatherford International LTD *	1,076		1,076
	0	^^	0	^^	World Fuel Services		14	14
						14,267	17,292	31,559
Packaging (0.0%) ^
	0	^^	0	^^	Chesapeake Corp.		11	11
	5		5		Crown Holdings, Inc. *		51	51
	2		2		Silgan Holdings, Inc.		79	79
	8		8		Smurfit-Stone Container Corp. *		165	165
							306	306
Paper/Forest Products (0.1%)
	0	^^	0	^^	Georgia-Pacific Corp.		15	15
	0	^^	0	^^	Schweitzer-Mauduit International, Inc.		12	12
12			12		Temple-Inland, Inc.	807		807
	1		1		Wausau-Mosinee Paper Corp.		17	17
						807	44	851
Pharmaceuticals (3.9%)
	1		1		Able Laboratories, Inc. *		24	24
	2		2		Adolor Corp. *		26	26
	1		1		Alkermes, Inc. *		10	10
21			21		Andrx Corp. *	585		585
	0	^^	0	^^	Antigenics, Inc. *		2	2
	18		18		AstraZeneca PLC (United Kingdom)		791	791
	1		1		AtheroGenics, Inc. *		24	24
	17		17		AVANIR Pharmaceuticals, Class A *		29	29
67			67		Biovail Corp. (Canada)	1,268		1,268
	0	^^	0	^^	Bradley Pharmaceuticals, Inc. *		8	8
	1		1		Connetics Corp. *		12	12
	1		1		Corixa Corp. *		2	2
	2		2		Cubist Pharmaceuticals, Inc. *		25	25
	5		5		Cypress Bioscience, Inc. *		73	73
	1		1		Dendreon Corp. *		13	13
	2		2		Discovery Laboratories, Inc. *		23	23
	37		37		Eli Lilly & Co.		2,577	2,577
	34		34		Forest Laboratories, Inc. *		1,901	1,901
	11		11		Fujisawa Pharmaceutical Co., LTD (Japan)		259	259
	77		77		Johnson & Johnson		4,264	4,264
	1		1		Kos Pharmaceuticals, Inc. *		20	20
	1		1		Ligand Pharmaceuticals, Inc., Class B *		14	14
	0	^^	0	^^	Medicines Co. *		11	11
	19		19		Medicis Pharmaceutical Corp., Class A		755	755

See unaudited notes to pro forma financial statements.

30

46	14		60		Merck & Co., Inc.	2,202	665	2,867
	0	^^	0	^^	NeighborCare, Inc. *		3	3
	0	^^	0	^^	NPS Pharmaceuticals, Inc. *		4	4
	1		1		Onyx Pharmaceuticals, Inc. *		21	21
	1		1		Par Pharmaceutical Companies, Inc. *		18	18
192	149		341		Pfizer, Inc.	6,582	5,097	11,679
	0	^^	0	^^	PolyMedica Corp.		9	9
	1		1		Rigel Pharmaceuticals, Inc. *		8	8
	8		8		Roche Holding AG (Switzerland)		806	806
	9		9		Schering AG (Germany)		549	549
	16		16		Sepracor, Inc. *		820	820
	0	^^	0	^^	Tanox, Inc. *		4	4
	1		1		United Therapeutics Corp. *		25	25
	1		1		Vertex Pharmaceuticals, Inc. *		15	15
	8		8		Watson Pharmaceuticals, Inc. *		218	218
	34		34		Wyeth		1,220	1,220
						10,637	20,345	30,982
Photographic Equipment (0.2%)
64			64		Eastman Kodak Co.	1,729		1,729

Pipelines (0.2%)
	14		14		Dynegy, Inc., Class A *		61	61
23			23		Kinder Morgan, Inc.	1,371		1,371
						1,371	61	1,432
Printing & Publishing (0.0%) ^
	2		2		Bowne & Co., Inc.		27	27
	1		1		John H. Harland Co.		18	18
							45	45
Real Estate (0.1%)
	31		31		City Developments LTD (Singapore)		98	98
	107		107		Henderson Land Development Co., LTD (Hong Kong)		463	463
	0	^^	0	^^	LNR Property Corp.		11	11
							572	572
Real Estate Investment Trust (0.2%)
	0	^^	0	^^	Alexandria Real Estate Equities, Inc.		9	9
	2		2		American Financial Realty Trust		23	23
	3		3		American Home Mortgage Investment Corp.		72	72
	3		3		Anthracite Capital, Inc.		40	40
	1		1		Bedford Property Investors, Inc.		35	35
	1		1		Capital Automotive Real Estate Investment Trust		25	25
	7		7		CarrAmerica Realty Corp.		221	221
	1		1		Entertainment Properties Trust		25	25
	4		4		Equity Inns, Inc.		41	41
	1		1		Gables Residential Trust		24	24
	2		2		Glenborough Realty Trust, Inc.		31	31
	3		3		Government Properties Trust, Inc.		36	36
	1		1		Highwoods Properties, Inc.		19	19
	1		1		IMPAC Mortgage Holdings, Inc.		14	14

See unaudited notes to pro forma financial statements.

31

	2		2		InnKeepers USA Trust		19	19
	0	^^	0	^^	LaSalle Hotel Properties		10	10
	2		2		Lexington Corporate Properties Trust		32	32
	2		2		LTC Properties, Inc.		28	28
	1		1		MACK-CALI Realty Corp.		41	41
	2		2		Meristar Hospitality Corp. *		16	16
	2		2		MFA Mortgage Investments, Inc.		13	13
	2		2		Mid-America Apartment Communities, Inc.		72	72
	0	^^	0	^^	National Health Investors, Inc.		8	8
	1		1		NovaStar Financial, Inc.		46	46
	0	^^	0	^^	Parkway Properties, Inc.		13	13
	2		2		Pennsylvania Real Estate Investment Trust		51	51
	10		10		ProLogis		319	319
	1		1		RAIT Investment Trust		32	32
	1		1		Saul Centers, Inc.		35	35
	0	^^	0	^^	Tanger Factory Outlet Centers, Inc.		16	16
	3		3		The Rouse Co.		124	124
							1,490	1,490
Restaurants/Food Services (1.0%)
52			52		Brinker International, Inc. *	1,791		1,791
	1		1		CBRL Group, Inc.		40	40
	0	^^	0	^^	CEC Entertainment, Inc. *		6	6
	1		1		CKE Restaurants, Inc. *		8	8
	0	^^	0	^^	Jack in the Box, Inc. *		3	3
	3		3		Landry’s Restaurants, Inc.		85	85
	61		61		McDonald’s Corp.		1,583	1,583
	0	^^	0	^^	Rare Hospitality International, Inc. *		10	10
	2		2		Ryan’s Restaurant Group, Inc. *		32	32
25			25		Starbucks Corp. *	1,095		1,095
	1		1		Wendy’s International, Inc.		42	42
72	20		92		Yum! Brands, Inc.	2,682	751	3,433
						5,568	2,560	8,128
Retailing (3.7%)
	0	^^	0	^^	1-800-FLOWERS.COM, Inc., Class A *		3	3
	3		3		Aaron Rents, Inc.		103	103
	16		16		Abercrombie & Fitch Co., Class A		605	605
	2		2		Aeropostale, Inc. *		57	57
74			74		Albertson’s, Inc.	1,966		1,966
	2		2		Asbury Automotive Group, Inc. *		26	26
	7		7		Bed Bath & Beyond, Inc. *		261	261
	1		1		Brookstone, Inc. *		28	28
	0	^^	0	^^	Brown Shoe Co., Inc.		12	12
	3		3		Cash America International, Inc.		71	71
	0	^^	0	^^	Charlotte Russe Holding, Inc. *		9	9
	5		5		Charming Shoppes, Inc. *		46	46
	32		32		Compagnie Financiere Richemont AG (Switzerland), Class A		850	850
	7		7		CVS Corp.		298	298
	0	^^	0	^^	Electronics Boutique Holdings Corp. *		5	5
	2		2		Family Dollar Stores, Inc.		58	58
	17		17		Federated Department Stores, Inc.		842	842
	1		1		Genesco, Inc. *		14	14
	1		1		Goody’s Family Clothing, Inc.		12	12

See unaudited notes to pro forma financial statements.

32

	0	^^	0	^^	Group 1 Automotive, Inc. *		7	7
	2		2		Hollywood Entertainment Corp. *		29	29
	73		73		Home Depot, Inc.		2,578	2,578
	1		1		Hot Topic, Inc. *		12	12
	1		1		Insight Enterprises, Inc. *		11	11
	6		6		Ito-Yokado Co., LTD (Japan)		259	259
	0	^^	0	^^	Jo-Ann Stores, Inc. *		3	3
48	27		75		Kohl’s Corp. *	2,027	1,145	3,172
	0	^^	0	^^	Linens ‘N Things, Inc. *		3	3
	22		22		Lowe’s Companies, Inc.		1,130	1,130
	1		1		MarineMax, Inc. *		17	17
	0	^^	0	^^	Movado Group, Inc.		3	3
	0	^^	0	^^	Movie Gallery, Inc.		4	4
	0	^^	0	^^	Nash-Finch Co.		5	5
	0	^^	0	^^	Party City Corp. *		1	1
	1		1		Pathmark Stores, Inc. *		5	5
	10		10		Ross Stores, Inc.		268	268
98			98		Safeway, Inc. *	2,495		2,495
	1		1		ShopKo Stores, Inc. *		16	16
	2		2		Stein Mart, Inc. *		27	27
36	31		67		Target Corp.	1,522	1,306	2,828
	154		154		Tesco PLC (United Kingdom)		746	746
	1		1		The Children’s Place Retail Stores, Inc. *		14	14
	16		16		The Gap, Inc.		376	376
	1		1		The J. Jill Group, Inc. *		33	33
	1		1		The Pantry, Inc. *		22	22
	0	^^	0	^^	The Sports Authority, Inc. *		7	7
	1		1		The TJX Companies, Inc.		22	22
	0	^^	0	^^	Trans World Entertainment Corp. *		4	4
	0	^^	0	^^	United Auto Group, Inc.		12	12
85	79		164		Wal-Mart Stores, Inc.	4,490	4,151	8,641
52			52		Walgreen Co.	1,885		1,885
	3		3		Winn-Dixie Stores, Inc.		19	19
	1		1		Zale Corp. *		16	16
						14,385	15,551	29,936
Semi-Conductors (1.8%)
	0	^^	0	^^	Actel Corp. *		7	7
	69		69		Altera Corp. *		1,526	1,526
	24		24		Analog Devices, Inc.		1,116	1,116
	0	^^	0	^^	Artisan Components, Inc. *		5	5
	0	^^	0	^^	Asyst Technologies, Inc. *		4	4
	0	^^	0	^^	ATMI, Inc. *		8	8
	2		2		Axcelis Technologies, Inc. *		27	27
	1		1		Brooks Automation, Inc. *		16	16
	1		1		ChipPAC, Inc., Class A *		3	3
	1		1		Cirrus Logic, Inc. *		7	7
	2		2		Credence Systems Corp. *		24	24
	1		1		Cymer, Inc. *		22	22
	0	^^	0	^^	Diodes, Inc. *		9	9
	1		1		ESS Technology, Inc. *		10	10
	0	^^	0	^^	Exar Corp. *		6	6
	0	^^	0	^^	Genesis Microchip, Inc. *		4	4
	2		2		Integrated Silicon Solutions, Inc. *		18	18
160	104		264		Intel Corp.	4,420	2,862	7,282
	22		22		Intersil Corp., Class A		479	479
	1		1		IXYS Corp. *		4	4
	0	^^	0	^^	Kopin Corp. *		2	2
	2		2		Kulicke & Soffa Industries, Inc. *		19	19
	1		1		Lattice Semiconductor Corp. *		6	6
24	6		30		Linear Technology Corp.	962	249	1,211
	1		1		LTX Corp. *		9	9

See unaudited notes to pro forma financial statements.

33

	1		1		Mattson Technology, Inc. *		12	12
	1		1		Microsemi Corp. *		14	14
	0	^^	0	^^	MKS Instruments, Inc. *		7	7
	1		1		Mykrolis Corp. *		14	14
	30		30		Novellus Systems, Inc. *		927	927
	1		1		Omnivision Technologies, Inc. *		10	10
	5		5		ON Semiconductor Corp. *		24	24
	1		1		Photronics, Inc. *		21	21
	1		1		Pixelworks, Inc. *		17	17
	0	^^	0	^^	Power Integrations, Inc. *		7	7
	1		1		Semitool, Inc. *		8	8
	1		1		Silicon Image, Inc. *		16	16
	2		2		Silicon Storage Technology, Inc. *		23	23
	0	^^	0	^^	Siliconix, Inc. *		5	5
	1		1		Skyworks Solutions, Inc. *		12	12
	0	^^	0	^^	Supertex, Inc. *		3	3
	2		2		Transmeta Corp. *		4	4
	0	^^	0	^^	Ultratech, Inc. *		2	2
	132		132		United Microelectronics Corp. (Taiwan), ADR *		571	571
	0	^^	0	^^	Varian Semiconductor Equipment Associates, Inc. *		15	15
	3		3		Vitesse Semiconductor Corp. *		16	16
	0	^^	0	^^	White Electronic Designs Corp. *		1	1
	0	^^	0	^^	Xicor, Inc. *		5	5
	17		17		Xilinx, Inc.		556	556
	1		1		Zoran Corp. *		9	9
						5,382	8,741	14,123
Shipping/Transportation (0.7%)
21	3		24		Canadian National Railway Co. (Canada)	900	139	1,039
	11		11		CSX Corp.		357	357
	1		1		FedEx Corp.		65	65
	26		26		Norfolk Southern Corp.		687	687
	1		1		Swift Transportation Co., Inc. *		11	11
27	17		44		United Parcel Service, Inc., Class B	2,039	1,313	3,352
						2,939	2,572	5,511
Steel (0.3%)
	5		5		Acerinox SA (Spain)		277	277
	0	^^	0	^^	Gibraltar Steel Corp.		10	10
	10		10		JFE Holdings, Inc. (Japan)		254	254
	21		21		POSCO (South Korea), ADR		697	697
	1		1		Reliance Steel & Aluminum Co.		21	21
	0	^^	0	^^	Schnitzer Steel Industries, Inc., Class A		11	11
	1		1		Steel Dynamics, Inc. *		37	37
	37		37		United States Steel Corp.		1,311	1,311
							2,618	2,618
Telecommunications (2.1%)
	1		1		Aeroflex, Inc. *		14	14
	0	^^	0	^^	Aether Systems, Inc. *		0	0
	3		3		Alamosa Holdings, Inc. *		22	22
	2		2		Arris Group, Inc. *		10	10
	1		1		Aspect Communications *		20	20
	9		9		BellSouth Corp.		225	225
	1		1		Boston Communications Group *		6	6
	1		1		Centennial Communications Corp. *		9	9

See unaudited notes to pro forma financial statements.

34

26			26		CenturyTel, Inc.	778			778
	6		6		Cincinnati Bell, Inc. *		25		25
	0	^^	0	^^	Commonwealth Telephone Enterprises, Inc. *		9		9
	0	^^	0	^^	Computer Network Technology Corp. *		1		1
	1		1		CT Communications, Inc.		17		17
	1		1		Extreme Networks, Inc. *		7		7
	3		3		Finisar Corp. *		5		5
	1		1		Hypercom Corp. *		4		4
	0	^^	0	^^	Interdigital Communications Corp. *		4		4
	1		1		Intrado, Inc. *		8		8
	123		123		Koninklijke KPN NV (The Netherlands)		942		942
	2		2		MasTec, Inc. *		9		9
	2		2		MRV Communications, Inc. *		5		5
52	35		87		Nextel Communications, Inc., Class A *	1,375	920		2,295
	0	^^	0	^^	Nippon Telegraph & Telephone Corp. (Japan)		707		707
	23		23		Nokia OYJ (Finland)		338		338
	2		2		Primus Telecommunications GP *		9		9
	7		7		PTEK Holdings, Inc. *		83		83
	19		19		Qwest Communications		69		69
					International, Inc. *
	0	^^	0	^^	Raindance Communications, Inc. *		0	^^	0	^^
52	73		125		SBC Communications, Inc.	1,252	1,772		3,024
	353		353		Singapore Telecommunications LTD (Singapore)		462		462
	59		59		Sprint Corp. - FON Group		1,041		1,041
	2		2		Symmetricom, Inc. *		18		18
	1		1		Talk America Holdings, Inc. *		4		4
	1		1		Tekelec *		14		14
	17		17		Telekom Austria AG (Austria)		266		266
	9		9		Telekomunikasi Indonesia TBK PT (Indonesia), ADR		144		144
	51		51		Tellabs, Inc. *		448		448
	1		1		Time Warner Telecom, Inc., Class A *		5		5
30	95		125		Verizon Communications, Inc.	1,098	3,447		4,545
	718		718		Vodafone Group PLC (United Kingdom)		1,579		1,579
	1		1		Westell Technologies, Inc., Class A *		6		6
						4,503	12,674		17,177

Telecommunications Equipment (0.9%)
	0	^^	0	^^	Audiovox Corp., Class A *		5		5
	1		1		C-COR.net Corp. *		10		10
	0	^^	0	^^	Comtech Telecommunications *		5		5
	54		54		Corning, Inc. *		710		710
	6		6		Corvis Corp. *		9		9
	0	^^	0	^^	Ditech Communications Corp. *		9		9
	1		1		Inter-Tel, Inc.		30		30
141	42		183		Motorola, Inc.	2,568	765		3,333
30	16		46		QUALCOMM, Inc.	2,182	1,131		3,313
	1		1		Remec, Inc. *		4		4
	3		3		RF Micro Devices, Inc. *		22		22
	2		2		Sonus Networks, Inc. *		11		11
	1		1		Spirent PLC (United Kingdom) *		1		1
	1		1		Terayon Communications Systems, Inc. *		1		1
						4,750	2,713		7,463

See unaudited notes to pro forma financial statements.

35

Textiles (0.0%) ^
	0	^^	0	^^	Angelica Corp.		10	10
	1		1		UniFirst Corp.		17	17

							27	27

Tire & Rubber (0.0%) ^
	2		2		Cooper Tire & Rubber Co.		51	51

Toys & Games (0.2%)
	1		1		Action Performance Companies, Inc.		8	8
	47		47		Hasbro, Inc.		898	898
	5		5		Nintendo Co., LTD (Japan)		571	571
	2		2		RC2 Corp. *		64	64
	1		1		Steinway Musical Instruments, Inc. *		18	18
							1,559	1,559

Transportation (0.0%) ^
	1		1		Genesee & Wyoming, Inc., Class A *		31	31
	1		1		Offshore Logistics, Inc. *		14	14
	0	^^	0	^^	Old Dominion Freight Line *		9	9
	1		1		Overseas Shipholding Group, Inc.		35	35
	1		1		RailAmerica, Inc. *		19	19
	2		2		SCS Transportation, Inc. *		44	44
	0	^^	0	^^	The Greenbrier Companies, Inc. *		8	8
	0	^^	0	^^	US Xpress Enterprises, Inc. *		5	5
	1		1		Werner Enterprises, Inc.		28	28
							193	193

Utilities (1.4%)
	1		1		Aquila, Inc. *		4	4
	1		1		Atmos Energy Corp.		24	24
	1		1		Avista Corp.		17	17
	60		60		Centrica PLC (United Kingdom)		246	246
	3		3		CMS Energy Corp. *		30	30
	1		1		Consolidated Edison, Inc.		44	44
	14		14		Dominion Resources, Inc.		889	889
	2		2		Edison International		61	61
	1		1		El Paso Electric Co. *		14	14
	7		7		Entergy Corp.		392	392
33	15		48		FPL Group, Inc.	2,103	940	3,043
	20		20		Iberdrola SA (Spain)		429	429
	0	^^	0	^^	MGE Energy, Inc.		3	3
	1		1		New Jersey Resources Corp.		58	58
	14		14		PG&E Corp. *		400	400
51	32		83		Pinnacle West Capital Corp.	2,043	1,289	3,332
	2		2		PNM Resources, Inc.		35	35
	19		19		PPL Corp.		858	858
	3		3		SCANA Corp.		98	98
	48		48		Scottish Power PLC (United Kingdom)		346	346
	3		3		Sierra Pacific Resources *		22	22
	0	^^	0	^^	South Jersey Industries, Inc.		13	13
	3		3		TXU Corp.		126	126
	0	^^	0	^^	UIL Holdings Corp.		5	5
	1		1		UniSource Energy Corp.		30	30
	22		22		Veolia Environnement (France)		635	635
	40		40		XCEL Energy, Inc.		667	667
						4,146	7,675	11,821

Wholesaling (0.0%) ^
	4		4		W.W. Grainger, Inc.		242	242

Total Common Stocks (Cost $356,600)						197,072	271,193	468,265

See unaudited notes to pro forma financial statements.

36

Preferred Stocks (0.1%)
Multi-Media (0.1%)
	85	85	News Corp., LTD (Australia)		699	699

Total Preferred Stocks (Cost $475)					699	699

U.S. Treasury Securities (6.1%)
	500	500	U.S. Treasury Notes & Bonds, 6.00%, 08/15/04		503	503
9,000		9,000	U.S. Treasury Notes & Bonds, 6.50%, 08/15/05	9,433		9,433
	410	410	U.S. Treasury Notes & Bonds, 3.88%, 05/15/09		411	411
	5,010	5,010	U.S. Treasury Notes & Bonds, 4.00%, 06/15/09		5,053	5,053
4,700		4,700	U.S. Treasury Notes & Bonds, 6.50%, 02/15/10	5,297		5,297
2,500		2,500	U.S. Treasury Notes & Bonds, 3.72%, 05/15/10, IO	1,961		1,961
4,000		4,000	U.S. Treasury Notes & Bonds, 10.38%, 11/15/12	4,886		4,886
	370	370	U.S. Treasury Notes & Bonds, 4.25%, 11/15/13		360	360
	4,015	4,015	U.S. Treasury Notes & Bonds, 4.75%, 05/15/14		4,057	4,057
8,350		8,350	U.S. Treasury Notes & Bonds, 3.56%, 05/15/15, IO	4,840		4,840
2,650		2,650	U.S. Treasury Notes & Bonds, 3.35%, 08/15/15, IO	1,510		1,510
3,200		3,200	U.S. Treasury Notes & Bonds, 7.25%, 05/15/16	3,870		3,870
	5	5	U.S. Treasury Notes & Bonds, 7.88%, 02/15/21		6	6
	3,000	3,000	U.S. Treasury Notes & Bonds, 6.88%, 08/15/25		3,568	3,568
	600	600	U.S. Treasury Notes & Bonds, 6.13%, 11/15/27		657	657
	595	595	U.S. Treasury Notes & Bonds, 6.13%, 08/15/29		655	655
	305	305	U.S. Treasury Notes & Bonds, 5.38%, 02/15/31		308	308
1,200		1,200	U.S. Treasury Notes & Bonds - Inflation Protected, 3.88%, 01/15/09	1,534		1,534
Total U.S. Treasury Securities (Cost $48,894)				33,331	15,578	48,909

U.S. Government Agency Securities (0.6%)
	295	295	Federal Home Loan Bank, 1.63%, 06/15/05		293	293
	250	250	Federal Home Loan Mortgage Corp., 6.25%, 07/15/32		263	263
300		300	Federal National Mortgage Association, 7.25%, 01/15/10	342		342
1,000		1,000	Federal National Mortgage Association, 7.13%, 06/15/10	1,137		1,137
1,350		1,350	Federal National Mortgage Association, 5.38%, 11/15/11	1,397		1,397
	1,250	1,250	Federal National Mortgage Association, 7.13%, 01/15/30		1,457	1,457
Total U.S. Government Agency Securities (Cost $4,848)				2,876	2,013	4,889

See unaudited notes to pro forma financial statements.

37

Foreign Government Securities (0.5%)
	80	80	Federal Republic of Brazil (Brazil), 14.50%, 10/15/09		93	93
	90	90	Federal Republic of Brazil (Brazil), 10.00%, 08/07/11		86	86
	82	82	Federal Republic of Brazil (Brazil), 8.00%, 04/15/14		75	75
	75	75	Federal Republic of Brazil (Brazil), 12.75%, 01/15/20		80	80
	423	423	Republic of Colombia (Colombia), 9.75%, 04/09/11		468	468
	310	310	Republic of Peru (Peru), 8.38%, 05/03/16		286	286
	370	370	Russian Federation (Russia), 8.75%, 07/24/05, Regulation S		389	389
	345	345	Russian Federation (Russia), 10.00%, 06/26/07, Regulation S		387	387
	705	705	Russian Federation (Russia), 5.00%, 03/31/30, Regulation S, SUB		644	644
	175	175	Ukraine Government (Ukraine), 6.88%, 03/04/11, #		165	165
200		200	United Mexican States (Mexico), 4.63%, 10/08/08	197		197
	290	290	United Mexican States (Mexico), 8.38%, 01/14/11		327	327
	100	100	United Mexican States (Mexico), 7.50%, 01/14/12		108	108
90	60	150	United Mexican States (Mexico), 6.38%, 01/16/13, MTN	90	60	150
	175	175	United Mexican States (Mexico), 5.88%, 01/15/14, Ser. A, MTN		168	168
	350	350	United Mexican States (Mexico), 8.30%, 08/15/31, MTN		366	366

Total Foreign Government Securities (Cost $4,076)				287	3,702	3,989

State and Municipal Obligations (0.2%)
	260	260	California State Department of Transportation, Federal Highway, Ser. A, Rev., GAB, FGIC, 5.00%, 02/01/14		281	281
	25	25	Chicago Board of Education, Ser. A, GO, MBIA, 5.00%, 12/01/14		27	27
	55	55	Chicago Board of Education, Ser. A, GO, MBIA, 5.00%, 12/01/15		58	58
	100	100	Chicago Board of Education, Ser. A, GO, MBIA, 5.00%, 12/01/16		106	106
	70	70	Chicago Board of Education, Ser. A, GO, MBIA, 5.00%, 12/01/17		73	73

See unaudited notes to pro forma financial statements.

38

	65	65	Chicago Board of Education, Ser. A, GO, MBIA, 5.00%, 12/01/18		69	69
	85	85	Colorado Department of Transportation, Ser. A, Rev., RAN, FGIC, 5.00%, 12/15/16		90	90
	25	25	Colorado Department of Transportation, Ser. B, Rev., RAN, FGIC, 5.00%, 12/15/14		27	27
	160	160	Colorado Department of Transportation, Ser. B, Rev., RAN, FGIC, 5.00%, 12/15/15		171	171
	55	55	New Jersey State, Various Purposes, GO, AMBAC, 5.00%, 04/01/14		59	59
	55	55	New Jersey State, Various Purposes, GO, AMBAC, 5.00%, 04/01/15		59	59
	60	60	New Jersey State, Various Purposes, GO, AMBAC, 5.00%, 04/01/16		64	64
	60	60	New Jersey State, Various Purposes, GO, AMBAC, 5.00%, 04/01/17		64	64
	20	20	Ohio State, Common Schools, Ser. A, GO, 5.00%, 06/15/14		22	22
	25	25	Ohio State, Common Schools, Ser. A, GO, 5.00%, 06/15/16		26	26
	60	60	South Carolina State Public Service Authority, Ser. A, Rev., AMBAC, 5.00%, 01/01/18		63	63
	40	40	South Carolina State Public Service Authority, Ser. A, Rev., AMBAC, 5.00%, 01/01/19		41	41
	10	10	South Carolina State Public Service Authority, Ser. A, Rev., FSA, 5.00%, 01/01/14		11	11
	15	15	South Carolina State Public Service Authority, Ser. A, Rev., FSA, 5.00%, 01/01/15		16	16
	25	25	South Carolina State Public Service Authority, Ser. A, Rev., FSA, 5.00%, 01/01/16		26	26
	45	45	South Carolina State Public Service Authority, Ser. A, Rev., FSA, 5.00%, 01/01/17		47	47
Total State and Municipal Obligations (Cost $1,455)					1,400	1,400

Corporate Notes & Bonds (11.6%)
Aerospace (0.1%)
	105	105	Bombardier, Inc. (Canada), 6.30%, 05/01/14, #		89	89
350		350	General Dynamics Corp., 4.50%, 08/15/10	349		349
				349	89	438

Airlines (0.1%)
130		130	Continental Airlines, Inc., 7.06%, 09/15/09, Ser. 99-2	129		129
491		491	United Airlines, Inc., 7.19%, 04/01/11	408		408
				537		537

Automotive (1.5%)
1,000		1,000	Capital One Auto Finance Trust, 3.44%, 06/15/09, Ser. 2002-C, Class A4	1,006		1,006
700	195	895	DaimlerChrysler NA Holding Corp., 7.20%, 09/01/09	763	212	975
	1,065	1,065	Ford Motor Credit Co., 7.88%, 06/15/10		1,160	1,160

See unaudited notes to pro forma financial statements.

39

1,800		1,800	Ford Motor Credit Co., 7.38%, 02/01/11	1,901		1,901
	785	785	Ford Motor Credit Co., 7.00%, 10/01/13		792	792
1,000	475	1,475	General Motors Acceptance Corp., 7.25%, 03/02/11	1,051	499	1,550
1,000		1,000	General Motors Corp., 7.20%, 01/15/11	1,049		1,049
	200	200	General Motors Corp., 8.25%, 07/15/23		209	209
	500	500	General Motors Corp., 8.38%, 07/15/33		529	529
334		334	Harley-Davidson Eaglemark Motorcycle Trust, 7.14%, 03/15/06, Ser. 2000-1, Class A2	337		337
967		967	Household Automotive Trust, 7.48%, 12/18/06, Ser. 2000-1, Class A4	970		970
500		500	Onyx Acceptance Auto Trust, 3.09%, 09/15/08, Ser. 2004-B, Class A3	500		500
	85	85	TRW Automotive, Inc., 9.38%, 02/15/13		96	96
350		350	WFS Financial Owner Trust, 2.03%, 08/20/07, Ser. 2003-1, Class A3	350		350
300		300	WFS Financial Owner Trust, 2.85%, 09/22/08, Ser. 2004-2, Class A3	299		299
500		500	WFS Financial Owner Trust, 2.41%, 12/20/10, Ser. 2003-2, Class A4	491		491
				8,717	3,497	12,214

Banking (1.8%)
	565	565	ABN-Amro North American Holding Preferred Capital Repackage Trust I, 6.52%, 12/29/49, to 11/12; thereafter FRN, 12/29/49, #		596	596
	650	650	ANZ Capital Trust I, 5.36%, 12/15/53, #		623	623
800		800	Bank of America Corp., 7.80%, 02/15/10	921		921
150		150	Branch Banking & Trust Co., 4.88%, 01/15/13	145		145
	250	250	Cadets Trust, 4.80%, 07/15/13, Ser. 2003-1, #		234	234
400		400	Capital One Bank, 6.88%, 02/01/06	422		422
	410	410	Danske Bank AS (Denmark), 5.91%, 12/31/49, to 6/14; thereafter FRN, 12/31/49, #		412	412
	125	125	Den Norske Bank ASA (Norway), 7.73%, 12/31/49, to 6/11; thereafter FRN, 12/31/49, #		142	142
440		440	FleetBoston Financial Corp., 7.38%, 12/01/09	498		498
	375	375	Independence Community Bank Corp., 3.75%, 04/01/14, to 04/09; thereafter FRN, 04/01/14		357	357

See unaudited notes to pro forma financial statements.

40

	205	205	Industrial Bank Of Korea (South Korea), 4.00%, 05/19/14, to 05/09; thereafter FRN, 05/19/14, #		192	192
	280	280	KBC Bank Fund Trust III, 9.86%, 11/29/49, to 11/09; thereafter FRN, 11/29/49, #		342	342
300		300	Keycorp, 4.70%, 05/21/09, Ser. G, MTN	301		301
	430	430	Korea First Bank (South Korea), 7.27%, 03/03/34, to 03/14; thereafter FRN, 03/03/34, #		413	413
	340	340	Nordea Bank AB (Sweden), 8.95%, 12/31/49, to 11/09; thereafter FRN, 12/31/49, #		403	403
	445	445	Northern Rock PLC (United Kingdom), 5.60%, 12/29/49, MTN, #		432	432
100		100	Popular North America, Inc., 4.25%, 04/01/08	100		100
	405	405	Popular North America, Inc., 4.70%, 06/30/09		405	405
	270	270	Rabobank Capital Funding II, 5.26%, 12/29/49, #		261	261
	670	670	RBS Capital Trust I, 4.71%, 12/31/49, to 07/13; thereafter FRN, 12/31/49		618	618
100		100	Royal Bank of Canada, 3.88%, 05/04/09	98		98
	85	85	Royal Bank of Scotland Group PLC (United Kingdom), 7.65%, 12/31/49, to 09/31; thereafter FRN, 12/31/49		95	95
	685	685	Royal Bank of Scotland Group PLC (United Kingdom), 7.82%, 12/31/49, Ser. 3		730	730
	425	425	Skandinaviska Enskilda Banken AB (Sweden), 4.96%, 12/31/49, to 03/14; thereafter FRN, 12/31/49, #		397	397
	210	210	Standard Chartered Bank (United Kingdom), 8.00%, 05/30/31, #		248	248
	500	500	SunTrust Bank, 2.50%, 11/01/06		490	490
	230	230	Swedbank (Sweden), 9.00%, 12/31/49, to 03/10; thereafter FRN, 12/31/49, #		274	274
	545	545	U.S. Bank N.A., 2.85%, 11/15/06		544	544
50		50	UnionBanCal Corp., 5.25%, 12/16/13	49		49
750		750	Wachovia Corp., 3.63%, 02/17/09	729		729
250		250	Washington Mutual, Inc., 4.63%, 04/01/14	228		228
300		300	Wells Fargo & Co., 3.13%, 04/01/09	285		285
300		300	Wells Fargo & Co., 6.38%, 08/01/11	325		325
	465	465	Westpac Capital Trust III, 5.82%, 12/31/49, to 09/13; thereafter FRN, 12/31/49, #		462	462

See unaudited notes to pro forma financial statements.

41

	320	320	Westpac Capital Trust IV, 5.26%, 12/31/49, #		295	295
	560	560	Woori Bank (South Korea), 5.75%, 03/13/14, to 03/09; thereafter FRN, 03/13/14,		553	553
				4,101	9,518	13,619
Broadcasting/Cable (0.1%)
300		300	Comcast Cable Communications, Inc., 8.38%, 05/01/07	335		335
150		150	Cox Communications, Inc., 4.63%, 06/01/13	139		139
300		300	COX Communications, Inc., 7.75%, 11/01/10	341		341
	80	80	Echostar DBS Corp., 6.38%, 10/01/11		79	79
	75	75	Mediacom LLC/Mediacom Capital Corp., 9.50%, 01/15/13		72	72
				815	151	966
Business Services (0.0%) ^
	205	205	Cendant Corp., 7.13%, 03/15/15		225	225

Chemicals (0.2%)
250		250	Dow Capital, 8.50%, 06/08/10, MTN	290		290
	75	75	Huntsman International LLC, 9.88%, 03/01/09		81	81
	325	325	ICI Wilmington, Inc., 5.63%, 12/01/13		318	318
	115	115	Lyondell Chemical Co., 10.88%, 05/01/09		120	120
	330	330	Nova Chemicals Corp. (Canada), 6.50%, 01/15/12		325	325
	115	115	PolyOne Corp., 10.63%, 05/15/10		122	122
	80	80	The Dow Chemical Co., 7.38%, 11/01/29		87	87
				290	1,053	1,343
Computer Software (0.0%) ^
	95	95	Unisys Corp., 6.88%, 03/15/10		98	98
Computers/Computer Hardware (0.0%) ^
	120	120	Electronic Data Systems Corp., 6.00%, 08/01/13, Ser. B		115	115
170		170	IBM Corp., 4.38%, 06/01/09, MTN	171		171
				171	115	286
Construction (0.1%)
	245	245	Centex Corp., 5.70%, 05/15/14		240	240
	70	70	D.R. Horton, Inc., 9.75%, 09/15/10		81	81
	260	260	Pulte Homes, Inc., 5.25%, 01/15/14		245	245
	100	100	Standard-Pacific Corp., 6.88%, 05/15/11		98	98

See unaudited notes to pro forma financial statements.

42

	165	165	Toll Brothers, Inc., 5.95%, 09/15/13		166	166
					830	830
Construction Materials (0.1%)
120		120	Hanson Australia Funding LTD, 5.25%, 03/15/13	116		116
	435	435	KB Home, 5.75%, 02/01/14		400	400

				116	400	516
Consumer Services (0.0%) ^
	75	75	Iron Mountain, Inc., 6.63%, 01/01/16		68	68
120		120	PHH Corp., 7.13%, 03/01/13	131		131
				131	68	199
Diversified (0.1%)
550		550	General Electric Capital Corp., 5.88%, 02/15/12, Ser. A, MTN	578		578
	80	80	General Electric Capital Corp., 6.75%, 03/15/32, Ser. A, MTN		86	86
	215	215	Hutchison Whampoa International LTD (Hong Kong), 6.25%, 01/24/14, #		208	208
				578	294	872
Environmental Services (0.1%)
	550	550	Allied Waste North America, 6.13%, 02/15/14, #		503	503
	30	30	Allied Waste North America, 7.38%, 04/15/14, #		29	29

					532	532
Financial Services (2.9%)
250		250	American Express Credit Corp., 3.00%, 05/16/08	241		241
	575	575	American General Finance Corp., 3.00%, 11/15/06, Ser. H, MTN		568	568
	315	315	American General Finance Corp., 4.50%, 11/15/07, Ser. H, MTN		320	320
130		130	American General Finance Corp., 4.63%, 05/15/09, Ser. I, MTN	130		130
240		240	American General Finance Corp., 4.00%, 03/15/11, Ser. H, MTN	228		228
	95	95	Arch Western Finance LLC, 7.25%, 07/01/13, #		95	95
500		500	Boeing Capital Corp., 7.10%, 09/27/05	528		528
	680	680	Capital One Financial Corp., 8.75%, 02/01/07		752	752
450		450	CIT Group, Inc., 4.13%, 02/21/06	458		458
400		400	Citigroup, Inc., 3.50%, 02/01/08	395		395
800		800	Citigroup, Inc., 7.25%, 10/01/10	902		902
	55	55	Citigroup, Inc., 6.63%, 06/15/32		57	57

See unaudited notes to pro forma financial statements.

43

600		600	Countrywide Home Loans, Inc., 4.00%, 03/22/11, Ser. L, MTN	560		560
1,600		1,600	Credit Suisse First Boston USA, Inc., 6.50%, 01/15/12	1,722		1,722
243		243	CS First Boston Mortgage Securities Corp., 5.51%, 08/25/32, Ser. 2002-HE4, Class AF	249		249
18		18	EQCC Home Equity Loan Trust, 6.16%, 04/15/08, Ser. 1998-2, Class A6F	18		18
500		500	General Electric Capital Corp., 8.63%, 06/15/08	581		581
100		100	General Electric Capital Corp., 3.13%, 04/01/09, Ser. A, MTN	95		95
600		600	Goldman Sachs Group, Inc., 7.20%, 03/01/07, MTN	652		652
	140	140	Goldman Sachs Group, Inc., 6.60%, 01/15/12		151	151
375	385	760	Goldman Sachs Group, Inc., 4.75%, 07/15/13	353	362	715
	395	395	Goldman Sachs Group, Inc., 6.35%, 02/15/34		371	371
35		35	Green Tree Recreational,Equipment & Consumer Trust, 6.90%, 03/15/29, Ser. 1997-D, Class A1HE	35		35
	305	305	HBOS Capital Funding LP (United Kingdom), 6.07%, to 6/14; thereafter FRN, 12/31/49, #		306	306
	430	430	HBOS PLC (United Kingdom), 5.38%, to 11/13; thereafter FRN, 12/31/49, #		414	414
1,500		1,500	Household Finance Corp., 8.00%, 07/15/10	1,743		1,743
	110	110	HSBC Capital Funding LP (Channel Islands), 4.61%, to 06/13; thereafter FRN, 12/31/49, #		100	100
	765	765	HSBC Capital Funding LP (Channel Islands), 9.55%, to 06/10; thereafter FRN, 12/31/49, #		934	934
	235	235	ING Capital Funding Trust III, 8.44%, to 12/10; thereafter FRN, 12/31/49		273	273
300		300	John Deere Capital Corp., 3.63%, 05/25/07, Ser. D, MTN	300		300
450		450	Lehman Brothers Holdings, Inc., 6.63%, 01/18/12	489		489
	60	60	Mantis Reef LTD (Australia), 4.69%, 11/14/08, #		59	59
250		250	Merrill Lynch & Co., Inc., 3.38%, 09/14/07, Ser. B, MTN	248		248
350		350	Merrill Lynch & Co., Inc., 4.13%, 01/15/09, Ser. C, MTN	346		346
	280	280	Mizuho Finance Group LTD (Cayman Islands), 5.79%, 04/15/14, #		275	275

See unaudited notes to pro forma financial statements.

44

	355	355	Mizuho JGB Investment LLC, 9.87%, 12/31/49, to 06/08; thereafter FRN, 12/31/49, #		402	402
	395	395	Mizuho Preferred Capital Co., LLC, 8.79%, 12/29/49, to 06/08; thereafter FRN, 12/31/49, #		433	433
	95	95	Morgan Stanley, 5.80%, 04/01/07		100	100
	145	145	Morgan Stanley, 3.63%, 04/01/08		142	142
1,300		1,300	Morgan Stanley, 6.75%, 04/15/11	1,427		1,427
	175	175	Morgan Stanley, 4.75%, 04/01/14		161	161
	2,520	2,520	Special Purpose Accounts Receivable Cooperative Corp. Trust (SPARCS), 1.60%, 05/23/05, Ser. 2003-6, FRN, #		2,521	2,521
	1,710	1,710	Targeted Returns Index (TRAINS), 8.22%, 08/01/15, Ser. HY-2004-1, FRN, #		1,775	1,775
200		200	The Bear Stearns Companies, Inc., 4.50%, 10/28/10	196		196
	190	190	UFJ Finance AEC (Aruba), 6.75%, 07/15/13		196	196
				11,896	10,767	22,663
Food/Beverage Products (0.0%) ^
120		120	Coca-Cola Enterprises, Inc., 6.13%, 08/15/11	129		129
Health Care/Health Care Services (0.1%)
	95	95	Fresenius Medical Care Capital Trust II, 7.88%, 02/01/08		100	100
	520	520	HCA, Inc., 5.25%, 11/06/08		517	517
	35	35	Medex, Inc., 8.88%, 05/15/13		37	37
	115	115	Tenet Healthcare Corp., 5.00%, 07/01/07		114	114
	320	320	UnitedHealth Group, Inc., 3.30%, 01/30/08		313	313
					1,081	1,081
Insurance (0.4%)
100	235	335	Ace INA Holdings, Inc., 5.88%, 06/15/14	101	238	339
	185	185	Arch Capital Group LTD (Bermuda), 7.35%, 05/01/34		186	186
	50	50	Assurant, Inc., 5.63%, 02/15/14		49	49
	105	105	Assurant, Inc., 6.75%, 02/15/34		104	104
	245	245	AXA (France), 8.60%, 12/15/30		300	300
	245	245	Fund American Companies, Inc., 5.88%, 05/15/13		244	244
	235	235	Genworth Financial, Inc., 5.75%, 06/15/14		237	237
	85	85	Genworth Financial, Inc., 6.50%, 06/15/34, Ser. A		86	86
	550	550	Liberty Mutual Group, 5.75%, 03/15/14, #		531	531
	130	130	Nationwide Financial Services, 6.25%, 11/15/11		139	139
	110	110	Nationwide Financial Services, 5.90%, 07/01/12		114	114

See unaudited notes to pro forma financial statements.

45

	205	205	Pennsylvania Mutual Life Insurance Co., 6.65%, 06/15/34, #		204	204
150		150	Principal Financial Group, Inc., 3.20%, 04/01/09, MTN	143		143
150		150	Protective Life Secured Trust, 4.00%, 04/01/11, MTN	142		142
	220	220	Prudential Holdings LLC, 8.70%, 12/18/23, #		273	273
	135	135	QBE Insurance Group LTD (Australia), 5.65%, 07/01/23, to 07/13; thereafter FRN, 07/01/23, #		128	128
350		350	The Allstate Corp., 6.13%, 02/15/12	374		374
				760	2,833	3,593
Machinery & Engineering Equipment (0.0%) ^
200		200	CNH Equipment Trust, 3.38%, 02/15/11, Ser. 2003-B, Class A4B	199		199
Metals/Mining (0.0%) ^
	65	65	Peabody Energy Corp., 6.88%, 03/15/13, Ser. B		66	66
Multi-Media (0.4%)
1,050		1,050	AOL Time Warner, Inc., 9.13%, 01/15/13	1,281		1,281
100	259	359	Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	118	304	422
225		225	Comcast Cable Communications, Inc., 6.88%, 06/15/09	246		246
	80	80	Comcast Corp., 7.05%, 03/15/33		83	83
	105	105	Liberty Media Corp., 5.70%, 05/15/13		103	103
	90	90	Medianews Group, Inc., 6.88%, 10/01/13		85	85
	115	115	News America Holdings, Inc., 7.75%, 12/01/45		131	131
250		250	News America, Inc., 6.75%, 01/09/38	274		274
100		100	Thomson Corp., 4.25%, 08/15/09	99		99
	375	375	Time Warner, Inc., 7.63%, 04/15/31		406	406
	115	115	Time Warner, Inc., 7.70%, 05/01/32		126	126
				2,018	1,238	3,256
Office/Business Equipment (0.0%) ^
150		150	Pitney Bowes, Inc., 3.88%, 06/15/13	137		137
	55	55	Xerox Corp., 7.63%, 06/15/13		56	56

137

56

193

Oil & Gas (0.5%)
	190	190	Amerada Hess Corp., 6.65%, 08/15/11		201	201
	70	70	Amerada Hess Corp., 7.30%, 08/15/31		71	71

See unaudited notes to pro forma financial statements.

46

	90	90	Anadarko Finance Co. (Canada), 6.75%, 05/01/11, Ser. B		99	99
	365	365	BP Capital Markets PLC (United Kingdom), 2.75%, 12/29/06		360	360
300		300	Conoco Funding Co., 6.35%, 10/15/11	327		327
	310	310	Halliburton Co., 5.50%, 10/15/10		314	314
	190	190	Husky Energy, Inc. (Canada), 6.15%, 06/15/19		191	191
	205	205	Kerr-McGee Corp., 6.95%, 07/01/24		204	204
1,250		1,250	Occidental Petroleum Corp., 9.25%, 08/01/19	1,658		1,658
	154	154	PEMEX Project Funding Master Trust, 8.63%, 02/01/22		160	160
70		70	Sempra Energy, 4.75%, 05/15/09	70		70
				2,055	1,600	3,655
Packaging (0.0%) ^
	90	90	Crown European Holdings SA (France), 9.50%, 03/01/11		98	98
	65	65	Owens-Brockway Glass Container, Inc., 7.75%, 05/15/11		68	68
	150	150	Owens-Brockway Glass Container, Inc., 8.88%, 02/15/09		162	162
					328	328
Paper/Forest Products (0.0%) ^
	15	15	Abitibi-Consolidated, Inc. (Canada) (Yankee), 6.00%, 06/20/13		13	13
	20	20	Georgia-Pacific Corp., 7.38%, 07/15/08		21	21
	160	160	Tembec Industries, Inc. (Canada), 8.50%, 02/01/11		162	162
					196	196
Pharmaceuticals (0.0%) ^
	270	270	Hospira, Inc., 4.95%, 06/15/09, #		272	272
	135	135	Wyeth, 6.45%, 02/01/24		128	128

					400	400
Pipelines (0.2%)
375		375	Columbia Energy Group, 6.80%, 11/28/05, Ser. C	394		394
	670	670	Duke Capital Corp., 6.25%, 02/15/13		679	679
	155	155	Enterprise Products Partners LP, 6.38%, 02/01/13, Ser. B		154	154
	200	200	Kinder Morgan Energy Partners LP, 7.40%, 03/15/31		213	213
	120	120	Kinder Morgan Energy Partners LP, 7.30%, 08/15/33		127	127
	330	330	Plains All American Pipeline LP/PAA Finance Corp., 5.63%, 12/15/13, #		313	313

See unaudited notes to pro forma financial statements.

47

	38	38	Transcontinental Gas Pipeline Corp., 8.88%, 07/15/12, Ser. B		43	43
	37	37	Williams Companies, Inc., 8.13%, 03/15/12		39	39
				394	1,568	1,962
Printing & Publishing (0.1%)
	380	380	Quebecor World Capital Corp. (Canada), 6.13%, 11/15/13		362	362
	80	80	Von Hoffman Press, Inc., 10.25%, 03/15/09		82	82
					444	444
Real Estate Investment Trust (0.0%) ^
	210	210	iStar Financial, Inc., 6.00%, 12/15/10		209	209
Retailing (0.3%)
800		800	Albertson’s, Inc., 6.95%, 08/01/09	875		875
	90	90	Ingles Markets, Inc., 8.88%, 12/01/11		92	92
700		700	Kroger Co., 8.05%, 02/01/10	807		807
	540	540	Safeway, Inc., 4.13%, 11/01/08		529	529
	110	110	Wal-Mart Stores, Inc., 6.55%, 08/10/04		111	111
200		200	Wal-Mart Stores, Inc., 4.13%, 02/15/11	193		193
				1,875	732	2,607
Shipping/Transportation (0.1%)
	95	95	Teekay Shipping Corp. (Bahamas), 8.88%, 07/15/11		105	105
1,000		1,000	Union Pacific Corp., 6.65%, 01/15/11	1,094		1,094
				1,094	105	1,199
Steel (0.0%) ^
	97	97	United States Steel Corp., 9.75%, 05/15/10		107	107
Telecommunications (0.9%)
100		100	AT&T Corp., 8.75%, 11/15/31	98		98
150	290	440	AT&T Wireless Services, Inc., 7.88%, 03/01/11	171	330	501
	10	10	AT&T Wireless Services, Inc., 8.13%, 05/01/12		12	12
	190	190	AT&T Wireless Services, Inc., 8.75%, 03/01/31		232	232
250		250	Bellsouth Corp., 6.00%, 10/15/11	263		263
180	125	305	British Telecom PLC (United Kingdom), 8.38%, 12/15/10	210	146	356
140	265	405	Deutsche Telekom International Finance BV (The Netherlands), 8.50%, 06/15/10	164	310	474
	155	155	Deutsche Telekom International Finance BV (The Netherlands), 5.25%, 07/22/13		151	151

See unaudited notes to pro forma financial statements.

48

	45	45	Deutsche Telekom International Finance BV (The Netherlands), 8.75%, 06/15/30		55	55
60	390	450	France Telecom SA (France), 9.00%, 03/01/11	70	451	521
	130	130	France Telecom SA (France), 9.50%, 03/01/31		163	163
	80	80	Nextel Communications, Inc., 7.38%, 08/01/15		81	81
600		600	Nynex Capital Funding Co., 8.23%, 10/15/09, Ser. B, MTN	691		691
	440	440	Rogers Wireless Communications, Inc. (Canada), 6.38%, 03/01/14, #		404	404
250		250	SBC Communications, Inc., 5.88%, 02/01/12	258		258
350		350	Sprint Capital Corp., 6.00%, 01/15/07	367		367
175		175	Sprint Capital Corp., 7.63%, 01/30/11	194		194
	280	280	Sprint Capital Corp., 6.90%, 05/01/19		282	282
	130	130	Sprint Capital Corp., 8.75%, 03/15/32		151	151
	255	255	TCI Communications, Inc., 7.88%, 02/15/26		288	288
	245	245	Telecom Italia Capital SA (Luxembourg), 4.00%, 11/15/08, #		241	241
	70	70	Verizon Global Funding Corp., 7.38%, 09/01/12		79	79
	285	285	Verizon Global Funding Corp., 7.75%, 12/01/30		320	320
	125	125	Verizon New York, Inc., 6.88%, 04/01/12, Ser. A		134	134
				2,486	3,830	6,316
Transportation (0.0%) ^
350		350	Norfolk Southern Corp., 7.05%, 05/01/37	372		372
Utilities (1.5%)
	305	305	AEP Texas Central Co., 5.50%, 02/15/13, Ser. D		305	305
	245	245	Alabama Power Co., 2.80%, 12/01/06		242	242
545		545	American Electric Power Co., Inc., 6.13%, 05/15/06, Ser. A	572		572
	190	190	Arizona Public Service Co., 4.65%, 05/15/15		172	172
	95	95	Calpine Corp., 8.75%, 07/15/13, #		78	78
100		100	Carolina Power & Light Co., 5.13%, 09/15/13	99		99
	125	125	Columbus Southern Power Co., 5.50%, 03/01/13, Ser. C		126	126
55		55	Consolidated Edison Company of New York, Inc., 4.70%, 06/15/09	56		56
200		200	Constellation Energy Group, Inc., 6.35%, 04/01/07	213		213
	435	435	Dominion Resources, Inc., 8.13%, 06/15/10, Ser. A		502	502
350		350	Dominion Resources, Inc., 6.25%, 06/30/12, Ser. B	367		367

See unaudited notes to pro forma financial statements.

49

400		400	DTE Energy Co., 6.65%, 04/15/09, Ser. A	427		427
	230	230	DTE Energy Co., 6.38%, 04/15/33		215	215
500		500	Duke Energy Corp., 4.20%, 10/01/08	492		492
1,100		1,100	Exelon Corp., 6.75%, 05/01/11	1,198		1,198
2,500		2,500	Hydro Quebec, 6.52%, 02/23/06, Ser. B, MTN	2,653		2,653
750		750	National Rural Utilities Cooperative Finance Corp., 6.00%, 05/15/06	790		790
	420	420	Nisource Finance Corp., 6.15%, 03/01/13		435	435
	250	250	Pacific Gas & Electric Co., 4.20%, 03/01/11		238	238
	270	270	Pacific Gas & Electric Co., 4.80%, 03/01/14		256	256
	285	285	PacifiCorp, 4.30%, 09/15/08		285	285
	65	65	Pepco Holdings, Inc., 6.45%, 08/15/12		67	67
	165	165	Pepco Holdings, Inc., 7.45%, 08/15/32		175	175
235		235	PSEG Power LLC, 7.75%, 04/15/11	267		267
	370	370	PSEG Power LLC, 5.50%, 12/01/15		353	353
	115	115	Reliant Resources, Inc., 9.50%, 07/15/13		124	124
	105	105	Southern California Edison Co., 6.00%, 01/15/34		101	101
	310	310	TXU Energy Co., 7.00%, 03/15/13		338	338
	325	325	Westar Energy, Inc., 6.00%, 07/01/14		330	330
				7,134	4,342	11,476

Total Corporate Notes & Bonds (Cost $90,982)				46,354	46,772	93,126

Residential Mortgage Backed Securities (10.8%)
Collateralized Mortgage Obligations (4.8%)
	2,560	2,560	Countrywide Home Loans, 6.25%, 10/25/32, Ser. 2002-22, Class A20		2,627	2,627
	789	789	Countrywide Home Loans, 5.50%, 08/25/33, Ser. 2003-29, Class A1		782	782
500		500	Federal Home Loan Mortgage Corp., 6.00%, 03/15/09, Ser. 1708, Class E	524		524
332		332	Federal Home Loan Mortgage Corp., 5.00%, 07/15/12, Ser. 2567, Class JM	336		336
1,000		1,000	Federal Home Loan Mortgage Corp., 6.00%, 01/15/14, Ser. 2115, Class PE	1,051		1,051
500		500	Federal Home Loan Mortgage Corp., 5.00%, 07/15/14, Ser. 2557, Class WJ	511		511
284		284	Federal Home Loan Mortgage Corp., 4.75%, 11/15/14, Ser. 2522, Class PB	286		286

See unaudited notes to pro forma financial statements.

50

1,388	1,388	Federal Home Loan Mortgage Corp., 5.50%, 03/15/15, Ser. 2368, Class OE	1,435	1,435
84	84	Federal Home Loan Mortgage Corp., 6.00%, 06/15/15, Ser. 2391, Class DK	84	84
409	409	Federal Home Loan Mortgage Corp., 5.00%, 01/15/16, Ser. 2501, Class AG	416	416
350	350	Federal Home Loan Mortgage Corp., 5.50%, 12/15/16, Ser. 2391, Class QR	360	360
1,000	1,000	Federal Home Loan Mortgage Corp., 6.00%, 12/15/16, Ser. 2394, Class MC	1,046	1,046
1,000	1,000	Federal Home Loan Mortgage Corp., 6.00%, 01/15/17, Ser. 2405, Class JF	1,047	1,047
750	750	Federal Home Loan Mortgage Corp., 6.00%, 03/15/17, Ser. 2425, Class OB	786	786
427	427	Federal Home Loan Mortgage Corp., 4.00%, 05/15/18, Ser. 2643, Class KG	432	432
500	500	Federal Home Loan Mortgage Corp., 5.00%, 09/15/18, Ser. 2701, Class OD	505	505
1,000	1,000	Federal Home Loan Mortgage Corp., 6.00%, 08/15/19, Ser. 2388, Class VD	1,056	1,056
92	92	Federal Home Loan Mortgage Corp., 6.00%, 01/15/20, Ser. 2423, Class KA	93	93
99	99	Federal Home Loan Mortgage Corp., 8.00%, 06/15/20, Ser. 50, Class I	102	102
50	50	Federal Home Loan Mortgage Corp., 8.50%, 06/15/21, Ser. 1087, Class I	51	51
44	44	Federal Home Loan Mortgage Corp., 6.00%, 09/15/21, Ser. 1136, Class H	44	44
259	259	Federal Home Loan Mortgage Corp., 8.00%, 04/15/22, Ser. 1254, Class N	265	265
231	231	Federal Home Loan Mortgage Corp., 6.50%, 11/15/22, Ser. 1552, Class HB	232	232
437	437	Federal Home Loan Mortgage Corp., 7.15%, 01/15/23, Ser. 1517, Class I	443	443
280	280	Federal Home Loan Mortgage Corp., 6.50%, 02/15/23, Ser. 1611, Class IA	283	283
6	6	Federal Home Loan Mortgage Corp., 7.00%, 02/15/23, Ser. 1532, Class C	6	6
500	500	Federal Home Loan Mortgage Corp., 6.50%, 05/25/23, Ser. 32, Class PK	512	512
500	500	Federal Home Loan Mortgage Corp., 6.50%, 11/15/23, Ser. 1617, Class PM	528	528

See unaudited notes to pro forma financial statements.

51

297	297	Federal Home Loan Mortgage Corp., 5.00%, 02/15/24, Ser. 2756, Class NA	291	291
757	757	Federal Home Loan Mortgage Corp., 8.00%, 04/15/24, Ser. 1710, Class GH	802	802
427	427	Federal Home Loan Mortgage Corp., 8.00%, 04/25/24, Ser. 31, Class Z	476	476
707	707	Federal Home Loan Mortgage Corp., 7.00%, 04/15/26, Ser. 1843, Class Z	751	751
400	400	Federal Home Loan Mortgage Corp., 5.00%, 05/15/27, Ser. 2764, Class UC	401	401
289	289	Federal Home Loan Mortgage Corp., 6.00%, 10/15/27, Ser. 2097, Class PX	295	295
470	470	Federal Home Loan Mortgage Corp., 6.00%, 01/15/28, Ser. 2136, Class PE	480	480
621	621	Federal Home Loan Mortgage Corp., 6.50%, 10/15/28, Ser. 2438, Class NC	626	626
1,592	1,592	Federal Home Loan Mortgage Corp., 8.00%, 11/15/28, Ser. 2097, Class PD	1,877	1,877
477	477	Federal Home Loan Mortgage Corp., 6.50%, 07/15/30, Ser. 2388, Class BE	482	482
102	102	Federal Home Loan Mortgage Corp., 6.50%, 09/15/30, Ser. 2316, Class PB	104	104
213	213	Federal Home Loan Mortgage Corp., 6.50%, 01/15/31, Ser. 2456, Class CH	222	222
500	500	Federal Home Loan Mortgage Corp., 6.50%, 05/15/32, Ser. 2455, Class GK	521	521
300	300	Federal Home Loan Mortgage Corp., 6.50%, 06/15/32, Ser. 2457, Class PE	311	311
736	736	Federal Home Loan Mortgage Corp., 6.50%, 07/15/32, Ser. 2473, Class JZ	756	756
817	817	Federal Home Loan Mortgage Corp., 6.50%, 02/25/43, Ser. T-54, Class 2A	853	853
39	39	Federal National Mortgage Association, 8.15%, 04/25/06, Ser. 1991-37, Class H	40	40
441	441	Federal National Mortgage Association, 6.25%, 07/25/08, Ser. 1993-135, Class PG	457	457
308	308	Federal National Mortgage Association, 8.30%, 10/25/08, Ser. 1993-197, Class SC, FRN	324	324
1,200	1,200	Federal National Mortgage Association, 7.00%, 07/18/12, Ser. 1997-42, Class PG	1,295	1,295
286	286	Federal National Mortgage Association, 5.00%, 09/25/12, Ser. 2002-61, Class PC	286	286

See unaudited notes to pro forma financial statements.

52

686		686	Federal National Mortgage Association, 6.50%, 06/25/13, Ser. 1994-1, Class K	706		706
24		24	Federal National Mortgage Association, 6.00%, 09/25/14, Ser. 2001-71, Class QC	24		24
300		300	Federal National Mortgage Association, 4.50%, 02/25/17, Ser. 2003-86, Class PX	294		294
500		500	Federal National Mortgage Association, 5.50%, 04/25/17, Ser. 2002-18, Class PC	515		515
500		500	Federal National Mortgage Association, 6.00%, 04/25/17, Ser. 2002-24, Class AJ	525		525
300		300	Federal National Mortgage Association, 6.00%, 04/25/17, Ser. 2002-19, Class PE	313		313
69		69	Federal National Mortgage Association, 8.50%, 01/25/20, Ser. 1990-7, Class B	75		75
1,000		1,000	Federal National Mortgage Association, 6.00%, 02/25/20, Ser. 2002-7, Class QM	1,043		1,043
34		34	Federal National Mortgage Association, 9.50%, 04/25/20, Ser. 1990-35, Class E	36		36
72		72	Federal National Mortgage Association, 7.00%, 07/25/20, Ser. 1990-76, Class G	76		76
200		200	Federal National Mortgage Association, 8.50%, 09/25/20, Ser. 1990-106, Class J	218		218
42		42	Federal National Mortgage Association, 8.00%, 07/25/21, Ser. 1991-73, Class A	46		46
314		314	Federal National Mortgage Association, 7.50%, 07/25/22, Ser. G92-35, Class E	336		336
232		232	Federal National Mortgage Association, 7.50%, 10/25/22, Ser. 1992-195, Class C	248		248
300		300	Federal National Mortgage Association, 5.00%, 06/25/23, Ser. 2003-55, Class CD	286		286
550		550	Federal National Mortgage Association, 5.00%, 06/25/23, Ser. 2003-83, Class PG	531		531
320		320	Federal National Mortgage Association, 6.50%, 12/25/28, Ser. 1998-66, Class B	339		339
650		650	Federal National Mortgage Association, 5.75%, 06/25/33, Ser. 2003-47, Class PE	599		599
	64	64	Federal National Mortgage Association, 13.72%, 04/25/34, Ser. 2004-20, Class SA, FRN		64	64
	969	969	Government National Mortgage Association, 10.80%, 12/16/33, Ser. 2004-7, Class SB, FRN		899	899

See unaudited notes to pro forma financial statements.

53

		591	591		RESI Finance LP (Cayman Islands), 2.73%, 07/10/35, Ser. 2003-B, Class B3, FRN, #			601	601
		792	792		RESI Finance LP (Cayman Islands), 2.58%, 09/10/35, Ser. 2003-C, Class B3, FRN, #			806	806
		198	198		RESI Finance LP (Cayman Islands), 2.78%, 09/10/35, Ser. 2003-C, Class B4, FRN, #			201	201
72			72		Residential Funding, 7.25%, 01/25/26, Ser. 1996-S3, Class A5	72			72
		1,467	1,467		SACO I, Inc., 7.00%, 08/25/36, Ser. 1997-2, Class 1A5, #			1,484	1,484
405			405		Vendee Mortgage Trust, 5.75%, 12/15/20, Ser. 2003-1, Class B	416			416

						30,782		7,464	38,246
Mortgage Backed Pass-Through Securities (6.0%)
0	^^		0	^^	Federal Home Loan Mortgage Corp., 9.00%, 05/01/06, Gold Pool B00282	0	^^		0	^^
17			17		Federal Home Loan Mortgage Corp., 8.00%, 03/01/08, Gold Pool E45796	18			18
28			28		Federal Home Loan Mortgage Corp., 9.00%, 08/01/09, Pool 279063	30			30
195			195		Federal Home Loan Mortgage Corp., 8.00%, 10/01/10, Gold Pool G10518	205			205
58			58		Federal Home Loan Mortgage Corp., 7.00%, 01/01/12, Gold Pool E6616	61			61
139			139		Federal Home Loan Mortgage Corp., 6.50%, 03/01/13, Gold Pool E69466	147			147
113			113		Federal Home Loan Mortgage Corp., 6.50%, 06/01/13, Gold Pool E00552	119			119
112			112		Federal Home Loan Mortgage Corp., 7.00%, 06/01/13, Gold Pool E00554	119			119
505			505		Federal Home Loan Mortgage Corp., 6.00%, 04/01/14, Gold Pool E76469	528			528
230			230		Federal Home Loan Mortgage Corp., 7.00%, 12/01/14, Gold Pool P60089	242			242
185			185		Federal Home Loan Mortgage Corp., 7.00%, 03/01/16, Gold Pool P60090	195			195
795			795		Federal Home Loan Mortgage Corp., 4.00%, 08/01/18, Gold Pool E01424	759			759
356			356		Federal Home Loan Mortgage Corp., 6.50%, 11/01/22, Gold Pool G30234	374			374
38			38		Federal Home Loan Mortgage Corp., 8.00%, 04/01/25, Gold Pool C00401	42			42

See unaudited notes to pro forma financial statements.

54

66		66	Federal Home Loan Mortgage Corp., 8.00%, 05/01/25, Gold Pool C80313	72		72
23		23	Federal Home Loan Mortgage Corp., 6.50%, 02/01/26, Gold Pool D68616	24		24
117		117	Federal Home Loan Mortgage Corp., 6.50%, 02/01/26, Gold Pool D68124	122		122
38		38	Federal Home Loan Mortgage Corp., 7.00%, 02/01/26, Gold Pool D69343	40		40
57		57	Federal Home Loan Mortgage Corp., 7.50%, 05/01/26, Gold Pool C00460	62		62
44		44	Federal Home Loan Mortgage Corp., 8.50%, 07/01/26, Gold Pool C00472	49		49
46		46	Federal Home Loan Mortgage Corp., 7.50%, 08/01/27, Gold Pool C00542	50		50
	5,500	5,500	Federal Home Loan Mortgage Corp., 6.00%, 08/15/31, Gold Pool, TBA		5,593	5,593
1,028		1,028	Federal National Mortgage Association, 6.94%, 12/01/06, Pool 73798	1,093		1,093
46		46	Federal National Mortgage Association, 7.00%, 09/01/07, Pool 185265	48		48
828		828	Federal National Mortgage Association, 6.79%, 11/01/07, Pool 313832	880		880
1,214		1,214	Federal National Mortgage Association, 6.53%, 12/01/07, Pool 375568	1,301		1,301
146		146	Federal National Mortgage Association, 7.50%, 08/01/09, Pool 292020	156		156
100		100	Federal National Mortgage Association, 6.50%, 05/01/11, Pool 337195	106		106
318		318	Federal National Mortgage Association, 6.50%, 04/01/13, Pool 414513	337		337
179		179	Federal National Mortgage Association, 7.00%, 06/01/13, Pool 427488	191		191
383		383	Federal National Mortgage Association, 6.00%, 01/01/14, Pool 440777	400		400
221		221	Federal National Mortgage Association, 8.50%, 11/01/18, Pool 313280	244		244
	12,000	12,000	Federal National Mortgage Association, 5.00%, 07/25/19, TBA		12,012	12,012
	1,000	1,000	Federal National Mortgage Association, 5.00%, 08/25/19, TBA		998	998
241		241	Federal National Mortgage Association, 8.00%, 11/01/22, Pool 124555	264		264
28		28	Federal National Mortgage Association, 8.00%, 06/01/24, Pool 270402	31		31

See unaudited notes to pro forma financial statements.

55

25		25	Federal National Mortgage Association, 8.00%, 06/01/24, Pool 250085	27		27
87		87	Federal National Mortgage Association, 9.00%, 08/01/24, Pool 250114	98		98
25		25	Federal National Mortgage Association, 7.00%, 07/01/25, Pool 317252	26		26
88		88	Federal National Mortgage Association, 6.50%, 02/01/26, Pool 337115	93		93
107		107	Federal National Mortgage Association, 7.00%, 03/01/26, Pool 365488	114		114
93		93	Federal National Mortgage Association, 7.00%, 05/01/26, Pool 346269	99		99
35		35	Federal National Mortgage Association, 7.50%, 05/01/26, Pool 344916	37		37
53		53	Federal National Mortgage Association, 7.50%, 11/01/26, Pool 363626	57		57
575		575	Federal National Mortgage Association, 5.50%, 12/01/33, Pool 725017	575		575
	8,150	8,150	Federal National Mortgage Association, 5.50%, 07/25/34, TBA		8,109	8,109
	4,675	4,675	Federal National Mortgage Association, 6.00%, 07/25/34, TBA		4,771	4,771
	1,500	1,500	Federal National Mortgage Association, 6.00%, 08/25/34, TBA		1,525	1,525
14		14	Government National Mortgage Association, 7.50%, 08/15/07, Pool 329613	14		14
63		63	Government National Mortgage Association, 6.50%, 07/15/08, Pool 349693	66		66
358		358	Government National Mortgage Association, 7.00%, 07/15/08, Pool 348872	382		382
38		38	Government National Mortgage Association, 7.00%, 07/15/08, Pool 326444	40		40
8		8	Government National Mortgage Association, 6.50%, 03/15/09, Pool 367398	9		9
174		174	Government National Mortgage Association, 6.50%, 05/15/09, Pool 366779	185		185
115		115	Government National Mortgage Association, 5.50%, 04/20/11, Pool 2222	119		119

See unaudited notes to pro forma financial statements.

56

4	4	Government National Mortgage Association, 13.50%, 05/15/11, Pool 47241	4	4
512	512	Government National Mortgage Association, 6.50%, 09/15/13, Pool 468228	544	544
7	7	Government National Mortgage Association, 12.00%, 03/15/14, Pool 109220	8	8
2	2	Government National Mortgage Association, 13.50%, 09/15/14, Pool 119582	2	2
7	7	Government National Mortgage Association, 8.00%, 04/15/17, Pool 192100	8	8
9	9	Government National Mortgage Association, 10.00%, 07/15/18, Pool 248404	11	11
192	192	Government National Mortgage Association, 8.50%, 06/15/22, Pool 323423	214	214
131	131	Government National Mortgage Association, 8.50%, 12/15/22, Pool 780708	146	146
20	20	Government National Mortgage Association, 6.50%, 01/15/24, Pool 376656	21	21
55	55	Government National Mortgage Association, 7.00%, 04/15/24, Pool 355120	58	58
20	20	Government National Mortgage Association, 8.00%, 04/15/24, Pool 376038	22	22
40	40	Government National Mortgage Association, 8.00%, 08/15/24, Pool 394024	44	44
67	67	Government National Mortgage Association, 7.50%, 06/15/25, Pool 401860	73	73
121	121	Government National Mortgage Association, 7.00%, 08/15/25, Pool 413007	129	129
239	239	Government National Mortgage Association, 8.50%, 09/20/25, Pool 2083	264	264
202	202	Government National Mortgage Association, 6.50%, 04/15/26, Pool 424185	212	212

See unaudited notes to pro forma financial statements.

57

101		101	Government National Mortgage Association, 6.50%, 04/15/26, Pool 416192	106		106
119		119	Government National Mortgage Association, 7.00%, 05/15/26, Pool 375344	127		127
34		34	Government National Mortgage Association, 7.50%, 05/15/26, Pool 375345	36		36
76		76	Government National Mortgage Association, 7.50%, 05/15/26, Pool 408313	82		82
23		23	Government National Mortgage Association, 8.00%, 05/15/26, Pool 426783	25		25
13		13	Government National Mortgage Association, 8.50%, 01/15/27, Pool 432266	14		14
92		92	Government National Mortgage Association, 8.00%, 09/15/27, Pool 451932	101		101
121		121	Government National Mortgage Association, 6.50%, 03/15/28, Pool 430634	127		127
96		96	Government National Mortgage Association, 8.00%, 07/20/28, Pool 2619	105		105
	3,000	3,000	Government National Mortgage Association, 5.50%, 07/15/34, TBA		2,994	2,994
				12,733	36,002	48,735

Total Residential Mortgage Backed Securities (Cost $85,691)				43,515	43,466	86,981

Asset Backed Securities (3.4%)
	250	250	American Express Credit Account Master Trust, 1.69%, 01/15/09, Ser. 2003-4, Class A		243	243
	600	600	American Express Credit Account Master Trust, 1.35%, 09/15/09, Ser. 2002-1, Class A, FRN		601	601
450		450	American Express Credit Account Master Trust, 4.35%, 12/15/11, Ser. 2004-3, Class A	450		450
	1,075	1,075	American Express Credit Account Master Trust, 1.76%, 02/15/12, Ser. 2004-C, Class C, FRN, #		1,075	1,075
	315	315	AmeriCredit Automobile Receivables Trust, 2.75%, 10/06/07, Ser. 2003-CF, Class A3		315	315
	795	795	AmeriCredit Automobile Receivables Trust, 1.37%, 12/06/07, Ser. 2003-DM, Class A3B, FRN		797	797
	510	510	AmeriCredit Automobile Receivables Trust, 3.48%, 05/06/10, Ser. 2003-CF, Class A4		510	510

See unaudited notes to pro forma financial statements.

58

	430	430	AmeriCredit Automobile Receivables Trust, 2.84%, 08/06/10, Ser. 2003-DM, Class A4		424	424
	1,075	1,075	AmeriCredit Automobile Receivables Trust, 2.67%, 03/07/11, Ser. 2004-BM, Class A4		1,041	1,041
	970	970	Capital Auto Receivables Asset Trust, 1.28%, 02/15/07, Ser. 2003-2, Class A3B, FRN		970	970
	625	625	Capital Auto Receivables Asset Trust, 1.96%, 01/15/09, Ser. 2003-2, Class A4A		604	604
	210	210	Capital One Auto Finance Trust, 3.18%, 09/15/10, Ser. 2003-B, Class A4		207	207
	935	935	Capital One Master Trust, 4.60%, 08/17/09, Ser. 2001-8A, Class A		961	961
	1,145	1,145	Capital One Multi-Asset Execution Trust, 3.65%, 07/15/11, Ser. 2003-A4, Class A4		1,121	1,121
	505	505	Carmax Auto Owner Trust, 3.07%, 10/15/10, Ser. 2003-2, Class A4		497	497
500		500	Citibank Credit Card Issuance Trust, 2.50%, 04/07/08, Ser. 2003-A5, Class A	496		496
	360	360	Countrywide Asset-Backed Certificates, 3.61%, 04/25/30, Ser. 2003-5, Class AF3		359	359
	325	325	Countrywide Asset-Backed Certificates, 5.41%, 01/25/34, Ser. 2003-5, Class MF1		320	320
	220	220	Daimler Chrysler Auto Trust, 2.88%, 10/08/09, Ser. 2003-A, Class A4		218	218
	605	605	Discover Card Master Trust I, 1.29%, 05/16/07, Ser. 2002-5, Class A, FRN		605	605
250		250	Ford Credit Auto Owner Trust, 3.54%, 11/15/08, Ser. 2004-A, Class A4	250		250
	1,730	1,730	Household Automotive Trust, 4.37%, 12/17/08, Ser. 2001-3, Class A4		1,758	1,758
	1,129	1,129	Long Beach Mortgage Loan Trust, 1.64%, 08/25/33, Ser. 2003-4, Class AV3, FRN		1,131	1,131
	255	255	M&I Auto Loan Trust, 2.97%, 04/20/09, Ser. 2003-1, Class A4		252	252
	885	885	MBNA Master Credit Card Trust USA, 5.75%, 10/15/08, Ser. 2001-A1, Class A1		929	929
	470	470	Morgan Stanley Auto Loan Trust, 2.17%, 04/15/11, Ser. 2003-HB1, Class A2		460	460
	320	320	Onyx Acceptance Grantor Trust, 3.20%, 03/15/10, Ser. 2003-D, Class A4		316	316
	450	450	Onyx Acceptance Grantor Trust, 2.66%, 05/17/10, Ser. 2003-C, Class A4		441	441
	576	576	Option One Mortgage Loan Trust, 1.72%, 02/25/33, Ser. 2003-1, Class A2, FRN		578	578
	358	358	Option One Mortgage Loan Trust, 1.62%, 07/01/33, Ser. 2003-5, Class A2, FRN		359	359
	267	267	Residential Asset Securities Corp., 1.55%, 07/25/32, Ser. 2002-KS4, Class AIIB, FRN		267	267
	681	681	Residential Asset Securities Corp., 1.59%, 07/25/33, Ser. 2003-KS5, Class AIIB, FRN		682	682
	575	575	Residential Asset Securities Corp., 1.62%, 11/25/33, Ser. 2003-KS9, Class A2B, FRN		576	576
	1,790	1,790	SLM Student Loan Trust, 2.99%, 12/15/22, Ser. 2003-11, Class A5, #		1,773	1,773

See unaudited notes to pro forma financial statements.

59

	1,365		1,365		Triad Auto Receivables Owner Trust, 2.59%, 09/13/10		1,315	1,315
	525		525		Triad Auto Receivables Owner Trust, 3.20%, 12/13/10, Ser. 2003-B, Class A4		517	517
	1,510		1,510		Volkswagen Auto Loan Enhanced Trust, 1.93%, 01/20/10, Ser. 2003-1, Class A4		1,464	1,464
	615		615		Volkswagen Auto Loan Enhanced Trust, 2.94%, 03/22/10, Ser. 2003-2, Class A4		605	605
	454		454		Wachovia Asset Securitization, Inc., 1.73%, 12/25/32, Ser. 2002-HE2, Class A, FRN		456	456
	652		652		Wachovia Asset Securitization, Inc., 1.56%, 07/25/33, Ser. 2003-HE2, Class AII1, FRN		653	653
300	335		635		WFS Financial Owner Trust, 3.15%, 05/20/11, Ser. 2003-4, Class A4	298	332	630
Total Asset Backed Securities (Cost $27,471)						1,494	25,732	27,226

Investment Companies (0.0%) ^
	1		1		Technology Investment Capital Corp.		18	18
Total Investment Companies (Cost $19)							18	18

Warrants (0.0%)
Real Estate (0.0%) ^
	3		3		City Developments LTD (Singapore), expires 05/10/06		5	5
Total Warrants (Cost $0)							5	5

Options (0.0%) ^
	0	^^	0	^^	Call Option on 90 Day Eurodollar, strike price of 98.00, expiring 09/13/04, European Style.		19	19
	0	^^	0	^^	Call Option on 90 Day Eurodollar, strike price of 98.13, expiring 09/13/04, European Style.		17	17
	4,675		4,675		Put Option on FNMA, 30 year fixed, 6.00%, TBA, strike price of 101.80, expiring 7/8/04, European Style.		12	12
	51,100		51,100		Put Option on Interest Rate Swap, expiring 8/27/04, if exercised the Fund receives Fixed 2.20%, pays Floating 3 Month LIBOR, European Style.		14	14
	25,605		25,605		Put Option on Interest Rate Swap, expiring 9/14/04, if exercised the Fund receives Fixed 3.03%, pays Floating 3 Month LIBOR, European Style.		91	91
	0	^^	0	^^	Put Option on September 04 Eurodollar Future, strike price of 97.88, expiring 09/13/04, European Style.		6	6
Total Options (Cost $224)							159	159

See unaudited notes to pro forma financial statements.

60

U.S. Treasury Security (0.1%)
600	600	U.S. Treasury Notes & Bonds, 1.63%, 01/31/05		600	600
Total U.S. Treasury Security (Cost $601)				600	600

Commercial Paper (4.4%)
Asset Backed Securities (3.0%)
2,300	2,300	Alpine Securitzation Corp., 1.09%, 07/06/04		2,300	2,300
2,850	2,850	Amsterdam Funding Corp., 1.14%, 07/19/04		2,848	2,848
3,000	3,000	Charta Corp., 1.07%, 07/06/04		3,000	3,000
2,600	2,600	Clipper Receivables Corp., 1.10%, 07/09/04		2,599	2,599
2,900	2,900	Fairway Finance Corp., 1.11%, 07/08/04		2,900	2,900
2,650	2,650	Gemini Securitization Corp., 1.28%, 07/29/04		2,647	2,647
2,750	2,750	Giro Balanced Funding Corp., 1.08%, 07/07/04		2,749	2,749
2,900	2,900	Scaldis Capital LLC, 1.28%, 07/26/04		2,898	2,898
2,650	2,650	Surrey Funding Corp., 1.21%, 07/15/04		2,649	2,649
				24,590	24,590

Banking (1.0%)
2,600	2,600	ABN-AMRO North America Finance, Inc., 1.06%, 07/06/04		2,600	2,600
2,750	2,750	Norddeutsche Landesbank Girozentrale (Germany), 1.24%, 07/22/04		2,748	2,748
2,350	2,350	UBS Finance (Delaware) LLC, 1.28%, 08/02/04		2,347	2,347
				7,695	7,695

Financial Services (0.4%)
3,000	3,000	CRC Funding LLC, 1.08%, 07/06/04		2,999	2,999
Total Commercial Paper (Cost $35,284)				35,284	35,284

Money Market Funds (3.9%)
30,749	30,749	JPMorgan Prime Money Market Fund (a)		30,749	30,749
896	896	One Group Prime Money Market (a)	896		896

Total Money Market Fund (Cost $31,645)			896	30,749	31,645

Total Cost ($688,265) - 100.0%			$325,825	$477,370	$803,195

* - Non-income producing security.

# - All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.

(a) – Affiliated money market fund.

^ - Amount rounds to less than 0.1%.

^^ - Amount rounds to less than one thousand.

See unaudited notes to pro forma financial statements.

61

One Group Balanced Fund/JPMorgan Diversified Fund

Pro forma Combined Statement of Assets and Liabilities

as of June 30, 2004 (Unaudited)

(Amounts in Thousands, except per share data)

	One Group Balanced Fund	JPMorgan Diversified Fund	Pro forma Adjustments		Pro forma Combined JPMorgan Diversified Fund
ASSETS:
Investments in non-affiliates, at value	$324,929	$446,621			$771,550
Investments in affiliates, at value	896	30,749			31,645
Total investment securities, at value	325,825	477,370	—		803,195
Investments held as collateral for securities lending program	51,828	4,555			56,383
Foreign currency, at value	—	93			93
Receivables:
Investment securities sold	3	59,714			59,717
Fund shares sold	109	6,538			6,647
Interest and dividends	1,692	1,296			2,988
Foreign tax reclaims	—	139			139
Unrealized appreciaton on forward foreign currency exchange contracts	—	123			123
Unrealized appreciaton on open swap contracts	—	567			567
Securities lending (net)	—	1			1
Expense reimbursements	—	— ^			—	^
Prepaid expenses	2	—			2
Total Assets	379,459	550,396	—		929,855

LIABILITIES:
Payables:
Due to custodian	—	6,493			6,493
Dividends	355	214			569
Investment securities purchased	439	88,300			88,739
Collateral for securities lending program	51,828	4,555			56,383
Fund shares redeemed	447	6,632			7,079
Variation margin	—	63			63
Unrealized depreciaton on forward foreign currency exchange contracts	—	69			69
Outstanding options written, at fair value	—	172			172
Unrealized depreciation on open swap contracts	—	397			397
Accrued liabilities:
Investment advisory fees	131	163			294
Administration fees	43	24			67
Shareholder servicing fees	—	31			31
Distribution fees	173	18			191
Custodian fees	—	57			57
Trustees’ fees - deferred compensation plan	—	11			11
Other	250	93			343
Total Liabilities	53,666	107,292	—		160,958
Total Net Assets	$325,793	$443,104	$—		$768,897

NET ASSETS:
Paid in capital	$312,169	$454,673			$766,842
Accumulated undistributed (overdistributed) net investment income	4	(485)			(481)
Accumulated net realized gain (loss) on investments, futures, foreign exchange transactions, written options and swaps	(34,187)	(78,402)			(112,589)
Net unrealized appreciation (depreciation) of investments, futures, foreign exchange translations, written options and swaps	47,807	67,318			115,125
Total Net Assets	$325,793	$443,104	$—		$768,897
Class A	$115,370	$43,741	$—		$159,111	(a)
Class B	$176,001	$13,852	$—		$189,853	(a)
Class C	$6,377	$742	$—		$7,119	(a)
Class I	$28,045	$—	$(28,045)		$—	(a)
Institutional	$—	$248,044	$—		$248,044	(a)
Select	$—	$136,725	$28,045		$164,770	(a)
Total Net Assets	$325,793	$443,104	$—		$768,897
Shares of beneficial interest outstanding ($0.001 par value; unlimited number of shares authorized):
Class A	9,166	3,386	(236	)(b)	12,316
Class B	13,915	1,072	(293	)(b)	14,694
Class C	505	57	(11	)(b)	551
Class I	2,230	—	(2,230	)(b)	—
Institutional	—	19,188	—		19,188
Select	—	10,569	2,167	(b)	12,736
Net Asset Value:
Class A (and redemption price)	$12.59	$12.92			$12.92
Class B *	$12.65	$12.92			$12.92
Class C *	$12.63	$12.92			$12.92
Class I (and redemption price)	$12.58	$—			$—
Institutional (and redemption price)	$—	$12.93			$12.93
Select (and redemption price)	$—	$12.94			$12.94
Cost of investments	$278,018	$410,247			$688,265
Cost of foreign currency	$—	$94			$94
Premiums received from options written	$—	$219			$219

*       Redemption price may be reduced by contingent deferred sales charge.

(a)    Reflects total combined net assets due to the merger.

(b)    Reflects the adjustment to the number of shares outstanding due to the merger.

See unaudited notes to pro forma financial statements.

62

One Group Balanced Fund/JPMorgan Diversified Fund

Pro forma Combining Statement of Operations

For the twelve months ended June 30, 2004 (Unaudited)

(Amounts in Thousands)

	One Group Balanced Fund	JPMorgan Diversified Fund	Pro forma Adjustments		Pro forma Combining JPMorgan Diversified Fund
Investment Income
Interest income	$6,536	$5,862	$—		$12,398
Dividend income	3,443	5,711	—		9,154
Dividend income from affiliated investments *	19	337	—		356
Securities lending (net)	68	7	—		75
Foreign taxes withheld	—	(250)	—		(250)
Total Investment Income	10,066	11,667	—		21,733

Expenses
Investment advisory fees	2,242	2,857	(349	)(a)	4,750
Administration fees	556	780	(450	)(a)	886
Shareholder servicing fees	—	879	860	(a)	1,739
Distribution fees	2,309	223	(592	)(a)	1,940
Custodian fees	26	353	(168	)(b)	211
Interest expense	—	10	—		10
Printing and postage	33	38	(10	)(c)	61
Professional fees	11	151	(20	)(c)	142
Registration expenses	43	97	(10	)(c)	130
Transfer agent fees	632	263	(178	)(b)	717
Trustees’ fees	3	8	—		11
Other	33	54	—		87
Total expenses	5,888	5,713	(917)		10,684
Less: amounts waived	617	1,372	(312	)(d)	1,677
Less: earnings credits	—	1	—		1
Less: expense reimbursements	4	27	—		31
Net expenses	5,267	4,313	(605)		8,975
Net investment income (loss)	4,799	7,354	605		12,758

Realized and Unrealized Gain (Loss) on Investments
Net Realized gain (loss) on transactions from:
Investments	(3,628)	62,222	—		58,594
Futures	—	282	—		282
Foreign exchange transactions	—	677	—		677
Written Options	—	41	—		41
Swaps	—	38	—		38
Change in net unrealized appreciation/depreciation of:
Investments	25,415	(3,089)	—		22,326
Futures	—	(233)	—		(233)
Foreign currency translations	—	38	—		38
Written Options	—	(92)	—		(92)
Swaps	—	250	—		250
Net realized and unrealized gain (loss) on investments, futures, foreign exchange transactions, written options and swaps	21,787	60,134	—		81,921
Net increase (decrease) in net assets from operations	$26,586	$67,488	$605		94,679

* Includes reimbursement of investment advisory, administration and shareholder servicing fees:	$—	$55	$—	$55

(a)          Reflects revised Investment Advisory, Adminstration, Shareholder servicing and distribution fees due to the adoption of the New Fee Structure, which will become effective independent of the merger.

(b)         Reflects revised contractual vendor agreements due to the proposed merger.

(c)          Reflects the elimination of duplicative fund level fees due to the proposed merger.

(d)         Reflects revised contractual expense reductions due to the adoption of the New Fee Structure and the proposed merger.

63

Unaudited Pro Forma Financial Statements

One Group Balanced Fund/JPMorgan Diversified Fund

Notes to Pro Forma Financial Statements (Unaudited)

1.              Basis of Combination:

The unaudited Pro Forma Combined Portfolio of Investments and Pro Forma Combined Statement of Assets and Liabilities reflect the accounts of One Group Balanced Fund (“BF”) and JPMorgan Diversified Fund (“DF”) as though the acquisition had been effective on June 30, 2004.  The Pro Forma Combining Statement of Operations has been prepared as though the acquisition had been in effect on July 1, 2003.

The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of BF in exchange for the shares of DF as described in the plan of reorganization. If the reorganization is approved by the shareholders, the surviving fund, DF, will be renamed JPMorgan Diversified Fund.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of BF and DF, which have been incorporated by reference from their respective Statements of Additional Information.

2.              Shares of Beneficial Interest:

Under the proposed reorganization, each shareholder of BF would receive shares of DF with a value equal to their holding in BF.  Holders of BF Class A shares, Class B shares, Class C shares and Class I shares would receive DF Class A shares, Class B shares, Class C shares and Select shares, respectively.  Therefore, as a result of the proposed reorganization, current shareholders of BF will become shareholders in DF Class A shares, Class B shares, Class C shares and Select shares.

The Pro Forma net asset value per share assumes the issuance of additional shares of DF, which would have been issued on June 30, 2004 in connection with the proposed reorganization.  The amount of additional shares assumed to be effected was calculated based on the June 30, 2004 net assets of BF and the net asset value per share of DF.

Amount in thousands, except per share data:

	DF Class A shares	DF Class B shares	DF Class C shares	DF Select shares
Pro Forma Increase in Shares	8,930	13,622	494	2,167
Pro Forma Net Assets 6/30/04	$115,370	$176,001	$6,377	$28,045
Pro Forma Net Asset Value 6/30/04	$12.92	$12.92	$12.92	$12.94

3.              Pro Forma Operations:

Certain expenses have been adjusted to reflect the expected expenses of the combined entity.  The adjustments are presented for the purpose of illustrating the effect of the adoption of a new fee structure implemented in connection with the overall reorganization of the JPMorgan Funds and One Group Funds and independent of the proposed merger (the “New Fee Structure”) as if the New Fee Structure had taken effect on July 1, 2003.  The merger adjustments represent those adjustments needed to present the results of operations of the combined DF as if the proposed merger had taken effect on July 1, 2003.  The resulting Pro Forma Combined DF Statement of Operations represents the pro forma results of operations as if both the New Fee Structure and proposed merger had taken effect on July 1, 2003.

The merger adjustments are based on the contractual agreements that will be in effect at February 19, 2005 (the proposed date for the reorganization) at the combined level of average net assets as if the reorganization had been effective on July 1, 2003.

64

PART B

J.P. MORGAN MUTUAL FUND SELECT TRUST

JPMorgan Intermediate Tax Free Income Fund

Statement of Additional Information

October 29, 2004

Acquisition of the Assets and Liabilities of
One Group Intermediate Tax-Free Bond Fund
(“Intermediate Tax Free Bond Fund”)
(a series of One Group® Mutual Funds)
1111 Polaris Parkway
Columbus, Ohio 43271-1235

By and in Exchange for Shares of
JPMorgan Intermediate Tax Free Income Fund
(“Intermediate Tax Free Income Fund”)
(a series of J.P. Morgan Mutual Fund Select Trust)
522 Fifth Avenue
New York, New York 10036

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated October 29, 2004, relating specifically to the proposed transfer of all of the assets of each One Group Fund by the respective JPMorgan Fund, and the assumption of all of the liabilities of each One Group by the respective JPMorgan Fund.  To obtain a copy of the Proxy Statement/Prospectus, please write to JPMorgan Funds at 522 Fifth Avenue, New York, New York 10036 or call (800) 348-4782.  The transfers are to occur pursuant to an Agreement and Plan of Reorganization.  The address of each series of One Group Mutual Funds is 1111 Polaris Parkway, Columbus, Ohio 43271-1235.  Unless otherwise indicated, capitalized terms used herein have the same meanings as are given to them in the Proxy Statement/Prospectus.

1. General Information

2. Financial Statements

3. Pro Forma Financial Statements and Notes for One Group Intermediate Tax-Free Bond Fund and JPMorgan Intermediate Tax Free Income Fund.

GENERAL INFORMATION

A Special Meeting of Shareholders of One Group Funds to consider the Reorganizations will be held at the offices of J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York  10036, on Thursday, January 20, 2005, at 9:00 a.m., Eastern time.  For further information about the Reorganizations, see the Proxy Statement/Prospectus.

FINANCIAL STATEMENTS

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated October 29, 2004, relating specifically to the

1

proposed transfer of all of the assets of the Intermediate Tax Free Bond Fund to the Intermediate Tax Free Income Fund and the assumption of all the liabilities of the Intermediate Tax Free Bond Fund in exchange for shares of the Intermediate Tax Free Income Fund having an aggregate value equal to those of the Intermediate Tax Free Bond Fund.  To obtain a copy of the Proxy Statement/Prospectus, please write to J.P. Morgan Institutional Funds at 522 Fifth Avenue, New York, New York 10036 or call (800) 348-4782.  The transfers are to occur pursuant to an Agreement and Plan of Reorganization.

This Statement of Additional Information of the Intermediate Tax Free Income Fund consists of this cover page, the accompanying pro forma financial statements and related notes and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1.                                       The Statement of Additional Information for the Intermediate Tax Free Bond Fund dated October 29, 2004 (Accession Number 0001193125-04-149537);

2.                                       The Statement of Additional Information for the Intermediate Tax Free Income Fund filed October     , 2004 (Accession Number                                               );

3.                                       The Financial Statements of the Intermediate Tax Free Bond Fund as included in the Fund’s Annual Report filed for the year ended June 30, 2004 (Accession Number 0000950152-04-006781);

4.                                       The Financial Statements of the Intermediate Tax Free Income Fund as included in the Fund’s Annual Report filed for the year ended August 31, 2003 (Accession Number 0001047469-03-034563);

5.                                       The Financial Statements of the Intermediate Tax Free Bond Fund as included in the Fund’s Semi-Annual Report filed for the period ended December 31, 2003 (Accession Number 0000950152-04-001707; and

6.                                       The Financial Statements of the Intermediate Tax Free Income Fund as included in the Fund’s Semi-Annual Report filed for the period ending February 29, 2004 (Accession Number 0001047469-04-015969).

Shown below are the financial statements for each Fund and pro forma financial statements for the combined funds, assuming the reorganization is consummated as of February 18, 2005.  The first table presents Portfolio of Investments for each Fund and pro forma figures for the combined fund.  The second table presents Statements of Assets and Liabilities for each Fund and estimated pro forma figures for the combined fund.  The third table presents Statements of Operations for each Fund and estimated pro forma figures for the combined fund.  These tables are followed by the Notes to the Pro Forma Financial Statements.

[If One Group Fund is less than 10% of JPMorgan Fund as of 30 days before filing of the Form N-14, no pro forma information needed]

2

One Group Intermediate Tax-Free Bond Fund / JPMorgan Intermediate Tax Free Income Fund
Pro forma Combined Portfolio of Investments	February 29, 2004
(Amounts in thousands)
(Unaudited)

One Group Intermediate Tax-Free Bond Fund Principal Amount	JPMorgan Intermediate Tax Free Income Fund Principal Amount	Pro forma Combined Principal Amount	Security Description	One Group Intermediate Tax-Free Bond Fund Value	JPMorgan Intermediate Tax Free Income Fund Value	Pro forma Combined Value

State and Municipal Obligations (98.6%)
Alabama (3.3%)
$1,000		$1,000	Alabama 21ST Century Authority, Tobacco Settlement, Rev., 5.00%, 12/01/07	$1,048		$1,048
	$28,675	28,675	Jefferson County, Sewer, Capital Improvements, Rev., Prerefunded, FGIC, 5.00%, 08/01/12		$32,932	32,932
	6,650	6,650	Jefferson County, Sewer, Capital Improvements, Rev., Prerefunded, FGIC, 5.13%, 08/01/12		7,726	7,726
	17,070	17,070	Jefferson County, Sewer, Capital Improvements, Ser. D, Rev., Prerefunded, FGIC, 5.00%, 08/01/12		19,605	19,605
	5,000	5,000	Jefferson County, Sewer, Capital Improvements, Ser. D., Rev., FGIC, Prerefunded, 5.00%, 02/01/32		5,762	5,762
	1,000	1,000	Shelby County Board of Education, Capital Outlay School Warrants, AMBAC, 5.70%, 02/01/09		1,059	1,059
4,300		4,300	University of Alabama, Birmingham, Rev., FGIC, 5.50%, 10/01/12	4,974		4,974
				6,022	67,084	73,106

Alaska (0.7%)
2,890		2,890	Alaska Industrial Development & Export Authority, Ser. A, Rev., MBIA, 5.70%, 04/01/11	3,222		3,222
1,480		1,480	Alaska Student Loan Corporation, Student Loan, Ser. A, Rev., AMBAC, 5.10%, 07/01/10	1,627		1,627
1,560		1,560	Alaska Student Loan Corporation, Student Loan, Ser. A, Rev., AMBAC, 5.20%, 07/01/11	1,705		1,705
7,000		7,000	North Slope Boro, Alaska, Capital Appreciation, Ser. B, GO, MBIA, 3.94%, 06/30/07	6,550		6,550
1,000		1,000	North Slope Boro, Alaska, Capital Appreciation, Ser. B, GO, MBIA, 4.36%, 06/30/09	866		866
1,520		1,520	North Slope Boro, Alaska, Capital Appreciation, Ser. B, GO, MBIA, 4.24%, 06/30/11	1,201		1,201
1,000		1,000	North Slope Boro, Alaska, Ser. A, GO, MBIA, 2.32%, 06/30/05	983		983
				16,154		16,154

See unaudited notes to pro forma financial statements.

3

Arizona (1.2%)
	2,435	2,435	Arizona Health Facilities Authority, Catholic Healthcare West, Ser. A, Rev., 6.13%, 07/01/09		2,647	2,647
1,340		1,340	Gila County Industrial Development Authority, Cobre Valley Community Hospital, Rev., 5.75%, 12/01/12	1,509		1,509
2,960		2,960	Maricopa County Stadium District, Rev., AMBAC, 5.00%, 06/01/08	3,316		3,316
3,005		3,005	Maricopa County Stadium District, Rev., AMBAC, 5.00%, 06/01/09	3,397		3,397
	2,220	2,220	Phoenix Civic Improvement Corporation, Excise Tax, Senior Lien, Rev., 5.00%, 07/01/21		2,390	2,390
	2,330	2,330	Phoenix Civic Improvement Corporation, Excise Tax, Senior Lien, Rev., 5.00%, 07/01/22		2,492	2,492
	4,005	4,005	Phoenix IDA, Single Family Mortgage, Ser. 2-A, Adj., Rev, 5.55%, 03/01/28		4,301	4,301
1,075		1,075	Phoenix Industrial Development Authority, Capital Mall LLC Project, Rev., AMBAC, 5.00%, 09/15/12	1,209		1,209
1,900		1,900	Phoenix Industrial Development Authority, Capital Mall LLC Project, Rev., AMBAC, 5.00%, 09/15/13	2,137		2,137
1,875		1,875	Phoenix Industrial Development Authority, Capital Mall LLC Project, Rev., AMBAC, 5.10%, 09/15/14	2,117		2,117
				13,685	11,830	25,515

California (7.3%)
1,945		1,945	Abag Finance Authority for Nonprofit Corporations, Multifamily Ten-O-One Apartments, Ser. A, Rev., 6.75%, 04/20/07	2,081		2,081
2,000		2,000	Abag Finance Authority for Nonprofit Corps, Edgewood Apartments Project, Ser. A, Rev., Adj., 5.70%, 11/01/26	2,091		2,091
	2,180	2,180	Anaheim Public Financing Authority, Electric System Generation, Ser. B, Rev., Prerefunded, FSA, 5.25%, 10/01/14		2,482	2,482
	1,840	1,840	California State Department of Water Resources, Central Valley Project, Ser. J-1, Adj., Rev, 7.00%, 12/01/12		2,374	2,374
	500	500	California State Department of Water Resources, Central Valley Project, Ser. J-1, Rev., Prerefunded, 7.00%, 12/01/12		662	662
8,000		8,000	California State Department of Water Resources, Power Supply, Ser. A, Rev., 5.38%, 05/01/17	9,030		9,030

See unaudited notes to pro forma financial statements.

4

3,720		3,720	California State Public Works, Department of Corrections, Ser. C, Rev., 5.50%, 06/01/20	3,991		3,991
	1,000	1,000	California State, GO, 7.00%, 08/01/07		1,151	1,151
	2,500	2,500	California State, GO, 6.50%, 02/01/08		2,858	2,858
3,000		3,000	California State, GO, 5.25%, 02/01/18	3,211		3,211
3,000		3,000	California State, GO,	3,289		3,289
			5.00%, 02/01/09
5,000		5,000	California State, GO,	5,682		5,682
			FGIC, 5.25%, 02/01/15
	12,000	12,000	California State, Various Purposes, GO, 5.13%, 11/01/11		13,387	13,387
	9,485	9,485	California Statewide Communities Development Authority, Catholic Healthcare West, COP, 6.00%, 07/01/09		10,639	10,639
3,000		3,000	California Statewide Communities Development Authority, Los Angeles Jewish Home, Rev., 5.00%, 11/15/18	3,123		3,123
1,000		1,000	California Statewide Communities Development Authority, Los Angeles Jewish Home, Rev., 5.25%, 11/15/23	1,028		1,028
	10,435	10,435	Contra Costa Water District, Ser. K, Rev., FSA, 5.50%, 10/01/14		12,094	12,094
	1,115	1,115	Gilroy Unified School District, Measure J Capital Projects, COP, MBIA, 5.50%, 09/01/11		1,327	1,327
3,095		3,095	Golden State Tobacco Securitization Corporation, Enhanced Asset Backed, Ser. B, Rev., 5.50%, 06/01/18	3,271		3,271
	200	200	Irvine Ranch Water District, Capital Improvement Project, COP, FRDO, .97%, 03/01/04		200	200
	100	100	Irvine Ranch Water District, Improvement District No. 182, Ser. A, GO, FRDO, .97%, 03/01/04		100	100
	1,000	1,000	Los Angeles Community Redevelopment Agency, Tax Allocation, Hollywood Redevelopment Project, Ser. C, MBIA, 5.50%, 07/01/16		1,181	1,181
	2,500	2,500	Los Angeles County Public Works Financing Authority, Ser. A, Rev., MBIA, 6.00%, 09/01/06		2,784	2,784
	1,015	1,015	Los Angeles Unified School District, Ser. A, GO, FGIC, 6.00%, 07/01/08		1,184	1,184

See unaudited notes to pro forma financial statements.

5

3,000		3,000	Los Angeles Unified School District, Ser. F, GO, FSA, 5.00%, 07/01/16	3,332		3,332
	1,460	1,460	Pleasant Valley School District-Ventura County, Ser. A, GO, MBIA, 5.85%, 02/01/18		1,779	1,779
	17,075	17,075	San Jose Financing Authority, Civic Center Project, Ser. D, Adj., Rev., AMBAC, 5.00%, 06/01/38		18,385	18,385
	2,045	2,045	San Marcos Public Facilities Authority, Tax Allocation, Project Areas No. 1-2-3 Ser. A, FGIC, 5.25%, 08/01/17		2,320	2,320
	4,195	4,195	Santa Clara Redevelopment Agency, Bay Shore North Project, Tax Allocation, AMBAC, 5.50%, 06/01/13		4,897	4,897
	835	835	Solano County, COP, MBIA, 5.00%, 11/01/11		968	968
	2,000	2,000	Solano County, COP, MBIA, 5.25%, 11/01/13		2,320	2,320
	2,000	2,000	Solano County, COP, MBIA, 5.25%, 11/01/16		2,268	2,268
	5,500	5,500	Southern California Public Power Authority, San Juan Power, Power Project, Ser. B, Adj., Rev., FSA, 5.25%, 01/01/20		6,264	6,264
	5,000	5,000	Southern California Public Power Authority, San Juan Unit 3, Power Project, Ser. A, Rev., FSA, 5.50%, 01/01/13		5,889	5,889
	1,295	1,295	Tulare County, Ser. G, Rev., 6.40%, 06/01/14		1,295	1,295
	20,000	20,000	University of California, Ser. A, Rev., AMBAC, 5.13%, 05/15/14		22,747	22,747
				40,129	121,555	161,684

Colorado (1.2%)
1,000		1,000	Arapahoe County School District No. 005 Cherry Creek, GO, 6.00%, 12/15/14	1,188		1,188
1,350		1,350	Colorado Health Facilities Authority, Denver Options Inc. Project, Rev., 5.00%, 02/01/17	1,412		1,412
2,355		2,355	Colorado Health Facilities Authority, Steamboat Springs Health, Rev., 5.75%, 09/15/22	2,355		2,355
175		175	Colorado Housing & Finance Authority, Rev., 5.38%, 08/01/12	178		178
3,410		3,410	Colorado Water Resources & Power Development Authority, Revolving Fund, Ser. A, Rev., AMBAC, 6.00%, 09/01/10	4,095		4,095
3,000		3,000	Denver City & County, Colorado, Ser. B, Rev., FGIC, 5.25%, 11/15/13	3,353		3,353

See unaudited notes to pro forma financial statements.

6

1,640		1,640	Denver City & County, Colorado, Ser. B, Rev., MBIA, 5.75%, 11/15/09	1,829		1,829
1,690		1,690	Douglas & Elbert Counties School District No. 1, Building, Ser. B, GO, FSA, 5.75%, 12/15/13	2,018		2,018
1,000		1,000	El Paso County School District No. 11, Colorado Springs, GO, 7.10%, 12/01/16	1,337		1,337
5,000		5,000	El Paso County School District No. 11, Colorado Springs, GO, 7.13%, 12/01/19	6,636		6,636
2,400		2,400	Metropolitan Football Stadium District, Capital Appreciation, Ser. A, Rev., MBIA, 4.28%, 01/01/10	2,026		2,026
1,000		1,000	Metropolitan Football Stadium District, Capital Appreciation, Ser. A, Rev., MBIA, 4.48%, 01/01/11	805		805
				27,232		27,232

Connecticut (2.4%)
	7,000	7,000	Connecticut State Development Authority, PCR, Ser. A, Rev., Adj., AMBAC, 3.35%, 05/01/31		7,152	7,152
	19,405	19,405	Connecticut State, Residual Certificates, Ser. 529-Y, GO, Inverse Floater, FRDO, 9.57%, 12/15/09		26,267	26,267
5,000		5,000	Connecticut State, Ser. A, GO, 5.25%, 04/15/11	5,798		5,798
	7,240	7,240	Connecticut State, Ser. B, GO, Prerefunded, 5.88%, 06/15/10		8,676	8,676
	3,905	3,905	Waterbury, Connecticut, Ser. A, GO, FSA, 5.50%, 04/01/13		4,547	4,547
				5,798	46,642	52,440

Delaware (0.0%) ^
	200	200	Delaware Transportation Authority, Transportation Systems, Motor Fuel Tax, Rev., FGIC, 5.50%, 07/01/08		228	228
	250	250	Wilmington, Delaware, GO, FGIC, 5.00%, 07/01/09		282	282
					510	510

District of Columbia (1.3%)
6,455		6,455	District of Columbia Water & Sewer Authority, Rev., FSA, 5.50%, 10/01/10	7,553		7,553
	770	770	District of Columbia, Ser. A, GO, Prerefunded, MBIA-IBC, 6.00%, 06/01/07		878	878
	17,010	17,010	District of Columbia, Ser. A, GO, AMBAC, 5.00%, 06/01/22		17,835	17,835

See unaudited notes to pro forma financial statements.

7

	2,450	2,450	District of Columbia, Ser. A, GO, MBIA-IBC, 6.00%, 06/01/07		2,775	2,775
				7,553	21,488	29,041

Florida (4.2%)
5,250		5,250	Broward County, Resource Recovery, Ser. A, Rev., 5.00%, 12/01/06	5,709		5,709
790		790	Clay County Housing Financial Authority, Single Family Mortgage, Rev., 5.25%, 10/01/07	830		830
440		440	Clay County Housing Financial Authority, Single Family Mortgage, Rev., 6.20%, 09/01/11	457		457
345		345	Clay County Housing Financial Authority, Single Family Mortgage, Rev., 6.25%, 09/01/13	358		358
	2,610	2,610	Coral Springs Improvement District, Water & Sewer, GO, MBIA, 6.00%, 06/01/10		2,900	2,900
	1,750	1,750	Dade County, Aviation, Ser. B, Rev., AMBAC, 6.40%, 10/01/06		1,837	1,837
1,000		1,000	Dade County, Ser. A, Rev. AMBAC, 6.00%, 10/01/08	1,089		1,089
12,583		12,583	Florida Housing Finance Agency, Multi-Family Housing, Ser. A, 6.00%, 03/30/04	12,584		12,584
	1,495	1,495	Florida State Board of Education, Capital Outlay, Public Education, Ser. B, GO, 5.25%, 06/01/12		1,736	1,736
	2,000	2,000	Florida State Department of Corrections, Okeechobee Correctional, COP, AMBAC, 6.00%, 03/01/08		2,131	2,131
1,000		1,000	Florida State Division Of Bond Finance, Department Environmental Preservation 2000, Ser. A, Rev., MBIA, 5.50%, 07/01/13	1,098		1,098
	4,310	4,310	Florida State Governmental Utility Authority, Citrus Utilities Systems, Rev., AMBAC, 5.00%, 10/01/23		4,585	4,585
1,735		1,735	Gulf Breeze, Florida, Miami Beach LOC Government, Ser. C-RMK, Rev., FGIC, 5.00%, 12/01/15	1,961		1,961
1,500		1,500	Gulf Breeze, Florida, Miami Beach LOC Government, Ser. E-RMK, Rev., Adj., FGIC, 5.13%, 12/01/20	1,706		1,706
1,185		1,185	Indian River County Hospital District, Rev., FSA, 5.95%, 10/01/09	1,330		1,330
1,285		1,285	Indian River County Hospital District, Rev., FSA, 6.00%, 10/01/10	1,444		1,444

See unaudited notes to pro forma financial statements.

8

3,000		3,000	Miami-Dade County School Board, Ser. B, COP, Adj., MBIA, 5.50%, 05/01/30	3,463		3,463
4,000		4,000	Miami-Dade County School Board, Ser. B, COP, Adj., MBIA, 5.00%, 05/01/31	4,492		4,492
	30,000	30,000	Orlando Utilities Commission, Water & Electric, Multi-Modal, Ser. A, Adj., Rev., 4.10%, 10/01/23		32,635	32,635
4,000		4,000	Palm Beach County Housing Finance Authority Housing, Multi-Family Mortgage, Country Lake, Rev., Adj., 4.75%, 06/01/31	4,335		4,335
	3,500	3,500	Tampa Bay Water, Florida Utility System, Regional Water Supply Authority, Rev., FGIC, 5.25%, 10/01/18		4,051	4,051
	1,000	1,000	Tampa Bay Water, Florida Utility System, Regional Water Supply Authority, Rev., FGIC, 5.25%, 10/01/19		1,154	1,154
				40,856	51,029	91,885

Georgia (1.8%)
1,000		1,000	Atlanta, Georgia, Airport Facilities, Ser. A, Rev., Prerefunded, AMBAC, 6.50%, 01/01/07	1,137		1,137
	1,720	1,720	Forsyth County School District, GO, 5.00%, 07/01/12		1,949	1,949
	2,630	2,630	Fulton County School District, GO, 6.38%, 05/01/14		3,307	3,307
	1,250	1,250	Georgia Municipal Electric Authority, Power, Ser. A, Rev., 6.50%, 01/01/12		1,484	1,484
	5,000	5,000	Georgia Municipal Electric Authority, Power, Ser. DD, Rev., MBIA-IBC, 7.00%, 01/01/08		5,911	5,911
	6,000	6,000	Georgia State, Ser. B, GO, 7.20%, 03/01/07		6,973	6,973
	3,000	3,000	Georgia State, Ser. B, GO, 6.30%, 03/01/10		3,635	3,635
5,000		5,000	Georgia State, Ser. D, GO, 5.80%, 11/01/12	5,973		5,973
	2,500	2,500	Gwinnette County School District, Ser. B, GO, 6.40%, 02/01/08		2,917	2,917
	5,000	5,000	Metropolitan Atlanta Rapid Transportation Authority, Ser. P, Rev., AMBAC, 6.25%, 07/01/11		6,111	6,111
				7,110	32,287	39,397

Hawaii (0.3%)
3,335		3,335	Hawaii State, Ser. CM, GO, FGIC, 6.00%, 12/01/10	4,023		4,023
	2,000	2,000	Honolulu City & County, Ser. A, GO, 7.35%, 07/01/06		2,262	2,262

See unaudited notes to pro forma financial statements.

9

1,000		1,000	Honolulu City & County, Ser. A, GO, Prerefunded, FSA, 5.60%, 04/01/07	1,119		1,119
				5,142	2,262	7,404

Illinois (4.3%)
	1,500	1,500	Chicago Metropolitan Water Reclamation District, Capital Improvement Bonds, GO, Prerefunded, 7.00%, 01/01/08		1,780	1,780
	10,000	10,000	Chicago Metropolitan Water Reclamation District, Capital Improvement Bonds, GO, Prerefunded, 5.50%, 12/01/12		11,714	11,714
1,000		1,000	Chicago Metropolitan Water Reclamation District, Capital Improvement Bonds, GO, Prerefunded, 7.25%, 12/01/12	1,323		1,323
	10,025	10,025	Chicago Metropolitan Water Reclamation District, GO, 5.50%, 12/01/09		11,641	11,641
	6,055	6,055	Chicago O’Hare International Airport, Passenger Facilities Charge, Ser. A, Rev., AMBAC, 5.38%, 01/01/07		6,586	6,586
3,000		3,000	Chicago O’Hare International Airport, Passenger Facilities charge, Ser. A, Rev., AMBAC, 5.63%, 01/01/13	3,259		3,259
	1,245	1,245	Chicago Park District, Harbor Facilities, Rev., Prerefunded, 5.38%, 01/01/06		1,337	1,337
5,300		5,300	Chicago, Illinois, Public Building Commission, Ser. A, Rev., MBIA, 5.25%, 12/01/11	6,161		6,161
1,370		1,370	Chicago, Illinois, Emergency Telephone System, GO, FGIC, 5.25%, 01/01/13	1,576		1,576
1,000		1,000	Chicago, Illinois, Emergency Telephone System, GO, FGIC, 5.25%, 01/01/15	1,148		1,148
3,275		3,275	Chicago, Illinois, Tax Increment, Junior Lien, Near South Redevelopment, Rev., 5.00%, 11/15/07	3,581		3,581
	4,150	4,150	Chicago, Wastewater Transmission, Second Lien, Rev., MBIA, 5.50%, 01/01/18		4,918	4,918
	2,882	2,882	Illinois Development Finance Authority, IDR, Rev., 4.90%, 08/01/28		2,989	2,989
4,000		4,000	Illinois Finance Authority, Illinois Power Company Project, Ser. C, Rev., Adj., MBIA, 1.35%, 04/01/32	4,000		4,000
1,645		1,645	Illinois Health Facilities Authority, Health Care Facilities, Rev., Prerefunded, MBIA, 6.13%, 11/15/07	1,738		1,738

See unaudited notes to pro forma financial statements.

10

	1,665	1,665	Illinois Health Facilities Authority, Rev., 6.63%, 02/15/12		1,927	1,927
	3,770	3,770	Illinois Health Facilities Authority, Riverside Health Systems, Rev., 6.75%, 11/15/10		4,449	4,449
	1,810	1,810	Illinois State, 1st Ser., GO, 5.25%, 08/01/05		1,913	1,913
	2,565	2,565	Illinois State, 1st Ser., GO, 5.50%, 08/01/06		2,811	2,811
	4,000	4,000	Illinois State, 1st Ser., GO, 5.50%, 08/01/07		4,490	4,490
	770	770	Illinois State, GO, 5.50%, 08/01/06		799	799
	2,000	2,000	Illinois State, GO, Prerefunded, MBIA, 5.25%, 06/01/08		2,289	2,289
	50	50	Metropolitan Pier & Exposition Authority, Dedicated State Tax, Ser. A-2002, Rev., 8.50%, 06/15/06		58	58
	1,330	1,330	Metropolitan Pier & Exposition Authority, Dedicated State Tax, Ser. A-2002, Rev., Prerefunded, 8.50%, 06/15/06		1,544	1,544
	1,000	1,000	Regional Transportation Authority, Ser. B, GO, AMBAC, 6.40%, 06/01/12		1,235	1,235
	2,810	2,810	Regional Transportation Authority, Ser. D, Rev., FGIC, 7.75%, 06/01/07		3,339	3,339
1,025		1,025	Will County High School District No. 204, Joilet, GO, FSA, 5.38%, 12/01/12	1,184		1,184
4,445		4,445	Winnebago County School District No. 122, Harlem-Loves Park, Capital Appreciation, GO, FSA, 4.30%, 01/01/13	3,198		3,198
1,350		1,350	Winnebago County School District No. 122, Harlem-Loves Park, GO, FGIC, 6.35%, 06/01/07	1,545		1,545
				28,713	65,819	94,532

Indiana (2.2%)
1,670		1,670	Fifth Avenue Housing Development Corporation, Section 8 Assisted Project, Ser. A, Rev., 5.05%, 08/01/11	1,672		1,672
	10,560	10,560	Indiana Housing Finance Authority, Single Family Mortgage, Ser. B-2, Rev., 4.00%, 01/01/34		11,229	11,229
	10,590	10,590	Indiana Housing Finance Authority, Single Family Mortgage, Ser. D-2, Rev., 3.60%, 01/01/32		10,710	10,710
1,000		1,000	Indiana State Vocational Technical College, Student Fee, Ser. D, Rev., Prerefunded, AMBAC, 6.50%, 07/01/07	1,066		1,066

See unaudited notes to pro forma financial statements.

11

1,500		1,500	Indiana Transportation Finance Authority, Ser. A, Rev., AMBAC, 6.00%, 11/01/11	1,799		1,799
2,280		2,280	Indiana Transportation Finance Authority, Ser. A, Rev., AMBAC, 5.75%, 06/01/12	2,723		2,723
3,000		3,000	Indianapolis Airport Authority, Special Facilities, Federal Express Corporation Project, Rev., 7.10%, 01/15/17	3,127		3,127
1,702		1,702	Indianapolis, Indiana, Braeburn, Ser. A, Rev., 5.35%, 12/01/16	1,832		1,832
2,615		2,615	Indianapolis, Indiana, Knob in the Woods Project, Rev., Adj., 6.38%, 12/01/24	2,691		2,691
	2,280	2,280	Ivy Technical State College, Student Fee, Ser, H, Rev., AMBAC, 5.25%, 07/01/18		2,631	2,631
	3,985	3,985	Ivy Technical State College, Student Fee, Ser, H, Rev., AMBAC, 5.25%, 07/01/19		4,586	4,586
	3,435	3,435	Ivy Technical State College, Student Fee, Ser, H, Rev., AMBAC, 5.25%, 07/01/20		3,937	3,937
				14,910	33,093	48,003

Iowa (0.6%)
	2,095	2,095	Iowa Finance Authority, Hospital Facilities, Rev., 6.75%, 02/15/15		2,368	2,368
	2,385	2,385	Iowa Finance Authority, Hospital Facilities, Rev., 6.75%, 02/15/16		2,675	2,675
	2,440	2,440	Iowa Finance Authority, Hospital Facilities, Rev., 6.75%, 02/15/17		2,717	2,717
1,000		1,000	Iowa Higher Education Loan Authority, Rev., 5.75%, 10/01/13	1,153		1,153
5,000		5,000	Tobacco Settlement Authority of Iowa, Asset Backed, Ser. B, Rev., 5.50%, 06/01/11	4,980		4,980
				6,133	7,760	13,893

Kansas (0.5%)
1,375		1,375	Butler County, Public Building Improvement, Public Facilities Project, Rev., MBIA, 5.25%, 10/01/12	1,573		1,573
1,600		1,600	Butler County, Public Building Improvement, Public Facilities Project, Rev., MBIA, 5.35%, 10/01/15	1,826		1,826
1,175		1,175	Johnson County Unified School District No. 232, GO, FSA, 5.00%, 09/01/12	1,321		1,321

See unaudited notes to pro forma financial statements.

12

1,330	1,330	Johnson County Unified School District No. 232, GO, FSA, 5.50%, 09/01/13	1,550		1,550
1,495	1,495	Johnson County Unified School District No. 232, GO, FSA, 5.50%, 09/01/14	1,739		1,739
1,675	1,675	Johnson County Unified School District No. 232, GO, FSA, 5.50%, 09/01/15	1,927		1,927
1,865	1,865	Johnson County Unified School District No. 232, GO, FSA, 5.25%, 09/01/16	2,095		2,095
			12,031		12,031

Kentucky (0.1%)
1,015	1,015	Greater Kentucky Housing Assistance Corporation, Ser. A, Rev., 5.90%, 02/01/14	1,017		1,017
1,000	1,000	Kenton County Public Properties Corporation, First Mortgage Packing Facilities Project, Ser. A, Rev., 5.63%, 12/01/12	1,107		1,107
1,000	1,000	Kentucky State Property & Buildings Commission, Road Fund Project No. 73, Rev., 5.50%, 11/01/14	1,166		1,166
			3,290		3,290

Louisiana (0.3%)
149	149	Louisiana Housing Finance Agency, St. Josephs, Rev., Prerefunded, 7.80%, 12/01/09	159		159
4,690	4,690	Louisiana State, Drivers, Ser. 244, GO, FRDO, FGIC, 8.75%, 04/01/09	5,898		5,898
1,000	1,000	Port New Orleans Board of Commission, Rev., AMBAC, 5.50%, 04/01/08	1,127		1,127
			7,184		7,184

Maryland (0.9%)
1,225	1,225	Maryland Community Development Administration Department of Housing & Community Development, Residential, Ser. B, Rev., 5.55%, 09/01/25	1,272		1,272
2,950	2,950	Maryland Community Development Administration Department of Housing & Community Development, Single Family Program, Ser. 5, Rev., 5.95%, 04/01/16	3,114		3,114
3,000	3,000	Maryland State Stadium Authority, Lease, Convention Center Expansion, Rev., AMBAC, 5.75%, 12/15/08		3,165	3,165
3,000	3,000	Maryland State Stadium Authority, Lease, Convention Center Expansion, Rev., AMBAC, 5.80%, 12/15/09		3,166	3,166

See unaudited notes to pro forma financial statements.

13

8,967	8,967	State of Maryland, Tax Exempt MSR Lease, 5.19%, 07/01/16		9,510	9,510
			4,386	15,841	20,227

Massachusetts (3.9%)
5,650	5,650	Massachusetts Bay Transportation Authority, General Transportation Systems, Ser. A, Rev., 7.00%, 03/01/08		6,684	6,684
2,045	2,045	Massachusetts Bay Transportation Authority, General Transportation Systems, Ser. A, Rev., MBIA, 5.50%, 03/01/14		2,402	2,402
6,750	6,750	Massachusetts Health and Educational Facilities Authority, Harvard University, Ser. Z, Rev., 5.00%, 01/15/07		7,382	7,382
1,420	1,420	Massachusetts State College Building Authority, Ser. A, Rev., 7.50%, 05/01/11		1,843	1,843
10,000	10,000	Massachusetts State Turnpike Authority, Ser. A, Rev., Prerefunded, 5.00%, 01/01/13		11,283	11,283
9,500	9,500	Massachusetts State Water Pollution Abatement, MWRA Program, Sub Ser. A, Rev., 6.00%, 08/01/15		11,239	11,239
2,000	2,000	Massachusetts State Water Resources Authority, Ser. A, Rev., FSA, 5.50%, 08/01/13		2,363	2,363
3,000	3,000	Massachusetts State Water Resources Authority, Ser. C, Rev., FGIC, 5.25%, 12/01/15		3,486	3,486
5,000	5,000	Massachusetts State, CONS, Ser. C, GO, Prerefunded, 5.75%, 10/01/10		5,947	5,947
3,200	3,200	Massachusetts State, CONS, Ser. C, GO, Prerefunded, 5.25%, 08/01/13		3,704	3,704
18,545	18,545	Massachusetts State, Federal Highway, Ser. A, Rev., GAN, FSA, 5.75%, 12/15/12		21,816	21,816
4,000	4,000	Massachusetts State, Ser. A, GO, 5.38%, 08/01/08	4,541		4,541
1,210	1,210	Southeastern Massachusetts University Building Authority, Ser. A, Rev., AMBAC, 5.90%, 05/01/09		1,297	1,297
1,000	1,000	Southeastern Massachusetts University Building Authority, Ser. A, Rev., AMBAC, 5.90%, 05/01/10		1,072	1,072
			4,541	80,518	85,059

Michigan (5.2%)
3,910	3,910	Grand Rapids, Michigan, Water Supply, Rev., FGIC, 5.75%, 01/01/13		4,596	4,596

See unaudited notes to pro forma financial statements.

14

2,500		2,500	Michigan State Building Authority, Facilities Program, Ser. I, Rev., 5.50%, 10/15/12	2,909		2,909
1,220		1,220	Michigan State Building Authority, Facilities Program, Ser. I, Rev., 4.20%, 10/15/21	1,228		1,228
	13,050	13,050	Michigan State Hospital Finance Authority, Ascension Health Credit, Ser. A, Rev., Prerefunded, MBIA, 6.25%, 11/15/09		15,848	15,848
	10,000	10,000	Michigan State Hospital Finance Authority, Ascension Health Credit, Ser. B, Adj., Rev., 5.30%, 11/15/33		11,002	11,002
	2,905	2,905	Michigan State Hospital Finance Authority, Mercy Health Services, Ser. T, Rev., 5.75%, 08/15/04		2,960	2,960
	3,755	3,755	Michigan State Hospital Finance Authority, Trinity Health, Ser. A, Rev., 5.50%, 12/01/05		4,025	4,025
	4,160	4,160	Michigan State Hospital Finance Authority, Trinity Health, Ser. A, Rev., 6.00%, 12/01/11		4,800	4,800
	4,405	4,405	Michigan State Hospital Finance Authority, Trinity Health, Ser. A, Rev., 6.00%, 12/01/12		5,065	5,065
979		979	Michigan State Housing Development Authority, Huntley Villas Apartments, Ser. A, Rev., 4.80%, 08/20/12	1,066		1,066
	10,750	10,750	Michigan State Trunk Line, Ser. A, Rev., 5.25%, 11/01/13		12,458	12,458
	3,565	3,565	Michigan State Underground Storage Tank Financial Assurance Authority, Ser. I, Rev., AMBAC, 5.75%, 05/01/10		3,912	3,912
	16,000	16,000	Monroe County Economic Development Corporation, Limited Obligation, Detroit Edison Co., Ser. CC, Rev., Adj. AMBAC, 4.65%, 10/01/24		17,749	17,749
3,000		3,000	Rochester Community School District, Ser. I, GO, 5.50%, 05/01/09	3,463		3,463
5,445		5,445	Royal Oak Hospital Finance Authority, William Beaumont Hospital, Rev., 6.25%, 01/01/11	6,431		6,431
1,000		1,000	Sturgis Public School District, School Building & Site, GO, 5.63%, 05/01/16	1,150		1,150
	10,000	10,000	Wayne Charter County, Detroit Metropolitan, Wayne Charter Airport, Ser. A, Rev., MBIA, 5.25%, 12/01/06		10,973	10,973

See unaudited notes to pro forma financial statements.

15

	3,780	3,780	Wayne Charter County, Detroit Metropolitan, Wayne Charter Airport, Ser. A, Rev., MBIA, 5.50%,		4,261	4,261
				16,247	97,649	113,896

Minnesota (1.0%)
730		730	Minnesota Housing Finance Agency, Single Family Mortgage, Ser. C, Rev., 4.85%, 01/01/24	762		762
815		815	Minnesota Housing Finance Agency, Single Family Mortgage, Ser. G, Rev., 6.25%, 07/01/26	849		849
4,805		4,805	Minnesota Housing Finance Agency, Single Family Mortgage, Ser. L, Rev., 6.25%, 07/01/27	4,956		4,956
	5,000	5,000	University of Minnesota, Ser. A, Rev., 5.75%, 07/01/10		5,904	5,904
	8,000	8,000	University of Minnesota, Ser. A, Rev., 5.75%, 07/01/15		9,611	9,611
				6,567	15,515	22,082

Mississippi (1.0%)
	2,505	2,505	Mississippi Higher Education Assistance Corporation, Ser. B, Rev., 5.60%, 09/01/04		2,537	2,537
1,190		1,190	Mississippi Higher Education Assistance Corporation, Ser. B-3, Rev., 5.30%, 09/01/08	1,284		1,284
	4,000	4,000	Mississippi State, Capital Improvements Issue, Ser. I, GO, Prerefunded, 5.50%, 11/01/06		4,432	4,432
	2,000	2,000	Mississippi State, GO, 5.75%, 12/01/12		2,396	2,396
	10,810	10,810	Mississippi State, GO, Prerefunded, 6.20%, 02/01/08		12,415	12,415
				1,284	21,780	23,064

Missouri (1.9%)
1,430		1,430	Kansas City Municipal Assistance Corporation, Capital Improvement, Ser. B, Rev., AMBAC, 5.40%, 01/15/08	1,545		1,545
	3,730	3,730	Missouri Health & Educational Facilities Authority, Park Lane Medical Center, Rev., Ser. A, Prerefunded, MBIA, 5.60%, 01/01/15		4,300	4,300
	9,670	9,670	Missouri Housing Development Commission, Homeowner Loan Program, Single Family Mortgage, Ser. B-1, Adj., Rev., 5.38%, 09/01/34		10,432	10,432
	16,660	16,660	Missouri Housing Development Commission, Homeowner Loan Program, Single Family Mortgage, Ser. C-1, Adj., Rev., 4.80%, 09/01/34		17,906	17,906

See unaudited notes to pro forma financial statements.

16

785		785	Missouri Housing Development Commission, Multi-Family Housing, Ser. III, Rev., 4.70%, 12/01/11	861		861
775		775	Missouri Housing Development Commission, Multi-Family Housing, Ser. III, Rev., 4.80%, 12/01/12	846		846
	1,105	1,105	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funds Program, Ser. B, Rev., 5.50%, 07/01/12		1,308	1,308
	1,265	1,265	Missouri State Health & Educational Facilities Authority, University of Missouri, Columbia Arena Project, Rev., 5.00%, 11/01/11		1,452	1,452
3,105		3,105	St. Louis Land Clearance Redevelopment Authority, Westminster Place Apartments, Ser. A, Rev., Adj., 5.95%, 07/01/22	3,377		3,377
				6,629	35,398	42,027

Montana (0.0%) ^
565		565	Montana Board of Housing, Single Family Mortgage, Ser. A-2, Rev., 5.10%,	584		584
Multiple States (0.2%)
	3,798	3,798	Puttable Floating Option Tax-Exempt Receipts, FLOATS, Ser. PPT-34, FRDO, 1.03%, 12/01/29, #		3,798	3,798
Nebraska (0.8%)
3,750		3,750	American Public Energy Agency, Nebraska Public Gas, Ser. C, Rev., AMBAC, 4.00%, 09/01/07	4,045		4,045
	4,985	4,985	NEBHELP, Inc., Sub Ser. A-5B, Rev., MBIA, 6.20%, 06/01/13		5,414	5,414
6,665		6,665	Nebraska Public Power District, Ser. B, Rev., MBIA, 5.25%, 01/01/14	7,458		7,458
				11,503	5,414	16,917

Nevada (0.8%)
	8,200	8,200	Clark County School District, Ser. A, GO, MBIA, 7.00%, 06/01/11		10,396	10,396
8,200		8,200	Clark County, Nevada Power Company Project, PCR, 5.30%, 10/01/11	8,293		8,293
				8,293	10,396	18,689

New Hampshire (0.1%)
1,225		1,225	New Hampshire Higher Educational & Health Facilities Authority, St. Joseph Hospital, Rev., Prerefunded, 6.25%, 01/01/06	1,272		1,272

See unaudited notes to pro forma financial statements.

17

New Jersey (3.1%)
	3,245	3,245	Elizabeth, New Jersey, GO, AMBAC, 6.25%, 08/15/08		3,535	3,535
	955	955	New Jersey Economic Development Authority, Market Transition Facility, Senior Lien, Ser. A, Rev., Prerefunded, MBIA, 5.80%, 07/01/04		989	989
7,825		7,825	New Jersey St. Transit Corporation, Federal Transportation Administration Grants, Ser. B, COP, AMBAC, 5.50%, 09/15/11	9,163		9,163
	3,490	3,490	New Jersey State Turnpike Authority, Rev., Prerefunded, 5.70%, 05/01/13		3,984	3,984
	2,930	2,930	New Jersey State Turnpike Authority, Ser. G, Rev., Prerefunded, 5.75%, 01/01/09		3,247	3,247
	10,000	10,000	New Jersey State, GO, 5.50%, 05/01/07		11,171	11,171
2,395		2,395	New Jersey Transportation Trust Fund Authority, Transportation System, Ser. B, Rev., MBIA, 6.00%, 12/15/14	2,901		2,901
	4,570	4,570	New Jersey Transportation Trust Fund Authority, Transportation Systems, Ser. A, Rev., 5.75%, 06/15/15		5,454	5,454
	14,075	14,075	New Jersey Transportation Trust Fund Authority, Transportation Systems, Ser. B, Rev., Prerefunded, MBIA, 6.00%, 12/15/11		17,327	17,327
	4,370	4,370	New Jersey Transportation Trust Fund Authority, Transportation Systems, Ser. B, Rev., MBIA, 5.50%, 06/15/09		4,685	4,685
5,000		5,000	Newark, New Jersey, School, GO, MBIA, 5.38%, 12/15/12	5,877		5,877
				17,941	50,392	68,333

New Mexico (0.7%)
	5,500	5,500	New Mexico Mortgage Finance Authority, Single Family Mortgage, Ser. A-2, Rev., 5.25%, 03/01/34		5,918	5,918
	3,000	3,000	New Mexico Mortgage Finance Authority, Single Family Mortgage, Ser. D, SUB, Rev., 3.25%, 09/01/33		3,326	3,326
	3,125	3,125	New Mexico Mortgage Finance Authority, Single Family Mortgage, Ser. PG, Class C-2, Rev., 4.70%, 09/01/33		3,241	3,241

See unaudited notes to pro forma financial statements.

18

1,030		1,030	University of New Mexico, Capital Appreciation, Sub Lien, Ser. B, Rev., MBIA, 4.91%, 06/01/07	967		967
1,040		1,040	University of New Mexico, Capital Appreciation, Sub Lien, Ser. B, Rev., MBIA, 4.85%, 06/01/08	941		941
1,115		1,115	University of New Mexico, Capital Appreciation, Sub Lien, Ser. B, Rev., MBIA, 4.76%, 06/01/09	968		968
				2,876	12,485	15,361

New York (11.4%)
1,160		1,160	Erie County Tobacco Asset Securitization Corporation, Asset Backed, Ser. A, Rev., 5.38%, 07/15/10	1,201		1,201
1,505		1,505	Erie County Tobacco Asset Securitization Corporation, Asset Backed, Ser. A, Rev., 5.50%, 07/15/11	1,563		1,563
1,025		1,025	Erie County Tobacco Asset Securitization Corporation, Asset Backed, Ser. A, Rev., 5.50%, 07/15/12	1,058		1,058
	1,500	1,500	Long Island Power Authority, Electric Systems, Ser. A, Rev., Prerefunded, FSA, 5.50%, 12/01/13		1,802	1,802
	22,630	22,630	Metropolitan Transportation Authority, Service Contract, Ser. A, Rev., 5.50%, 07/01/17		26,386	26,386
2,500		2,500	New York City Municipal Water Finance Authority, Ser. D, Rev., 5.00%, 06/15/16	2,741		2,741
	24,000	24,000	New York City Transitional Finance Authority, Future Tax Secured, Ser. A, Rev., Adj., 5.50%, 11/01/26		27,953	27,953
5,550		5,550	New York City Transitional Finance Authority, Future Tax Secured, Ser. C, Rev., AMBAC, 5.25%, 08/01/15	6,277		6,277
	11,500	11,500	New York City, New York, Ser. G, GO, 5.50%, 08/01/09		13,103	13,103
	6,300	6,300	New York Convention Center Operating Corporation, Yale Building Acquisition Project, COP, 5.25%, 06/01/08		6,443	6,443
	5,035	5,035	New York State Dormitory Authority, City University Systems, 4th Generation, Ser. A, Rev., FGIC, 5.25%, 07/01/13		5,846	5,846
	4,025	4,025	New York State Dormitory Authority, State University Educational Facilities, Ser. A, Rev., FGIC, 5.50%, 05/15/13		4,745	4,745
	1,500	1,500	New York State Dormitory Authority, State University Educational Facilities, Ser. A, Rev., FSA, 5.50%, 05/15/13		1,769	1,769

See unaudited notes to pro forma financial statements.

19

7,201	7,201	New York State Dormitory Authority, State University of New York, Stoney Brook University, Rev., 3.92%, 03/27/07	7,353	7,353
3,345	3,345	New York State Environmental Facilities Corporation, New York City Municipal Water Project, Clean Water & Drinking, State Revolving Funds, Ser. D, Rev., 5.38%, 06/15/13	3,843	3,843
6,600	6,600	New York State Environmental Facilities Corporation, New York City Municipal Water Project, Clean Water & Drinking, State Revolving Funds, Ser. D, Rev., 5.38%, 06/15/16	7,546	7,546
5,040	5,040	New York State Environmental Facilities Corporation, New York City Municipal Water Project, Clean Water & Drinking, State Revolving Funds, Ser. D, Rev., 5.38%, 06/15/16	5,743	5,743
7,745	7,745	New York State Environmental Facilities Corporation, New York City Municipal Water Project, Clean Water & Drinking, State Revolving Funds, Ser. D, Rev., 5.38%, 06/15/17	8,783	8,783
8,325	8,325	New York State Environmental Facilities Corporation, New York City Municipal Water Project, Clean Water & Drinking, State Revolving Funds, Ser. D, Rev., 5.38%, 06/15/18	9,371	9,371
8,055	8,055	New York State Environmental Facilities Corporation, State Revolving Funds, New York City Municipal Project, Clean Water & Drinking, Sub Ser. E, Rev., 5.38%, 07/15/19	8,993	8,993
4,115	4,115	New York State Housing Finance Agency, Housing Project Mortgage, Ser. A, Rev., FSA, 5.40%, 11/01/05	4,359	4,359
3,950	3,950	New York State Thruway Authority, Highway & Bridge Trust Fund, Ser. A, Rev., FGIC, 5.25%, 04/01/10	4,544	4,544
700	700	New York State Thruway Authority, Highway & Bridge Trust Fund, Ser. B, Rev., Prerefunded, FGIC, 6.00%, 04/01/04	717	717
5,000	5,000	New York State Thruway Authority, Local Highway & Bridge, Service Contract, Rev., 5.10%, 04/01/08	5,537	5,537

See unaudited notes to pro forma financial statements.

20

	10,000	10,000	New York State Thruway Authority, Local Highway & Bridge, Service Contract, Rev., 5.20%, 04/01/09		11,056	11,056
	5,000	5,000	New York State, Ser. B, GO, 5.70%, 08/15/10		5,359	5,359
1,770		1,770	New York, New York, Ser. A, GO, 5.00%, 08/01/07	1,941		1,941
2,600		2,600	New York, New York, Ser. A, GO, 7.00%, 08/01/07	2,936		2,936
2,220		2,220	New York, New York, Ser. B, GO, 5.00%, 08/01/06	2,401		2,401
2,865		2,865	New York, New York, Ser. B, GO, 5.00%, 08/01/07	3,142		3,142
2,100		2,100	New York, New York, Ser. D, GO, 5.75%, 08/01/07	2,354		2,354
650		650	New York, New York, Ser. D, GO, 5.25%, 08/01/08	728		728
4,000		4,000	New York, New York, Ser. D, GO, MBIA-IBC, 6.50%, 11/01/09	4,850		4,850
1,500		1,500	New York, New York, Ser. E, GO, 5.75%, 08/01/12	1,749		1,749
3,000		3,000	New York, New York, Ser. G, GO, 5.25%, 08/01/07	3,315		3,315
5,000		5,000	New York, New York, Ser. G, GO, 5.25%, 08/01/08	5,596		5,596
10,000		10,000	New York, New York, Ser. H, GO, 5.25%, 03/15/15	11,187		11,187
6,500		6,500	New York, New York, Ser. I, GO, MBIA-IBC, 5.75%, 03/15/07	7,122		7,122
	100	100	Port Authority of New York & New Jersey, Special Obligation, Versatile Structure Obligation, Ser. 6, Rev., FRDO, 1.02%, 03/01/04		100	100
4,000		4,000	Tobacco Settlement Financing Authority, Ser. C-1, Rev., 5.50%, 06/01/19	4,414		4,414
4,000		4,000	Tobacco Settlement Financing Authority, Ser. C-1, Rev., 5.50%, 06/01/19	4,426		4,426
10,000		10,000	Triborough Bridge & Tunnel Authority, Ser. B, Rev., 5.25%, 11/15/16	11,245		11,245
				80,246	171,351	251,597

North Carolina (1.6%)
	2,000	2,000	Cabarrus County, Installment Financing Contract, COP, 5.75%, 04/01/11		2,372	2,372
	2,000	2,000	Cabarrus County, Installment Financing Contract, COP, 5.75%, 04/01/12		2,391	2,391
1,100		1,100	North Carolina Housing Finance Agency, Home Ownership, Ser. 1-B, Rev., 5.13%, 07/01/13	1,154		1,154

See unaudited notes to pro forma financial statements.

21

	9,155	9,155	North Carolina Municipal Power Agency No. 1, Catawba Electric, Rev., AMBAC, 6.00%, 01/01/08		10,520	10,520
2,500		2,500	North Carolina Municipal Power Agency No. 1, Catawba Electric, Rev., MBIA-IBC, 7.25%, 01/01/07	2,882		2,882
	8,900	8,900	North Carolina Municipal Power Agency No. 1, Catawba Electric, Ser. B, Rev., 6.13%, 01/01/06		9,559	9,559
	6,275	6,275	North Carolina Municipal Power Agency No. 1, Catawba Electric, Ser. B, Rev., 6.25%, 01/01/07		6,950	6,950
				4,036	31,792	35,828

North Dakota (0.4%)
	7,985	7,985	North Dakota State Housing Finance Agency, Housing Finance Program, Ser. C, Rev., 5.55%, 01/01/31		8,298	8,298
Ohio (3.3%)
1,250		1,250	Cincinnati, Ohio, GO, 5.38%, 12/01/17	1,419		1,419
3,770		3,770	Cleveland, Ohio, Cleveland Stadium Project, COP, AMBAC, 4.53%, 11/15/07	3,492		3,492
	6,000	6,000	Columbus, Ohio, Ser. 1, GO, 5.50%, 11/15/06		6,638	6,638
1,525		1,525	Cuyahoga Community College District, Ser. A, Rev., AMBAC, 5.00%, 12/01/15	1,711		1,711
975		975	Cuyahoga County Port Authority, Ser. A, Rev., 5.60%, 11/15/15	1,031		1,031
2,055		2,055	Cuyahoga County Port Authority, Ser. C, Rev., 5.95%, 05/15/22	2,058		2,058
1,395		1,395	Franklin County, Capital South Community Urban, Rev., 5.00%, 06/01/07	1,487		1,487
1,465		1,465	Franklin County, Capital South Community Urban, Rev., 5.25%, 06/01/08	1,567		1,567
1,115		1,115	Franklin County, Capital South Community Urban, Rev., 5.50%, 06/01/09	1,195		1,195
2,065		2,065	Franklin County, OCLC Online Computer Library Center, Rev., 5.00%, 04/15/08	2,270		2,270
1,170		1,170	Franklin County, OCLC Online Computer Library Center, Rev., 5.00%, 04/15/09	1,292		1,292
5,510		5,510	Montgomery County, Catholic Health, Rev., 5.50%, 09/01/12	6,233		6,233
	4,000	4,000	Montgomery County, Solid Waste, Rev., MBIA, 5.50%, 11/01/10		4,349	4,349

See unaudited notes to pro forma financial statements.

22

1,200		1,200	Ohio Capital Corporation for Housing, Ser. M, Rev., FHA, 5.90%, 02/01/14	1,209		1,209
775		775	Ohio Capital Corporation for Housing, Ser. P, Rev., MBIA, 5.40%, 01/01/09	777		777
3,000		3,000	Ohio State Air Quality Development Authority, Ohio Edison Project, Ser. A, Rev., Adj., AMBAC, 3.25%, 02/01/15	3,070		3,070
	6,000	6,000	Ohio State Turnpike Commission, Ser. A, Rev., Prerefunded, MBIA, 5.40%, 02/15/06		6,592	6,592
	17,000	17,000	Ohio State Turnpike Commission, Ser. A, Rev., Prerefunded, MBIA, 5.50%, 02/15/06		18,709	18,709
	1,855	1,855	Ohio State Water Development Authority, Rev., Prerefunded, 9.38%, 12/01/10		2,276	2,276
1,000		1,000	Warrensville Height City School District, School Improvement, GO, FGIC, 7.00%, 12/01/11	1,282		1,282
1,000		1,000	Warrensville Height City School District, School Improvement, GO, FGIC, 7.00%, 12/01/12	1,293		1,293
1,075		1,075	Warrensville Height City School District, School Improvement, GO, FGIC, 7.00%, 12/01/13	1,405		1,405
1,150		1,150	Warrensville Height City School District, School Improvement, GO, FGIC, 7.00%, 12/01/14	1,522		1,522
				34,313	38,564	72,877

Oklahoma (0.5%)
	6,990	6,990	Oklahoma Housing Finance Agency, Single Family Mortgage, Ser. B-1, Adj., Rev., 4.88%, 09/01/33		7,459	7,459
2,500		2,500	Oklahoma Industries Authority, Health System Baptist Center, Ser. C, Rev., Prerefunded, AMBAC, 6.25%, 08/15/12	2,703		2,703
				2,703	7,459	10,162

Oregon (1.2%)
3,000		3,000	Clackmas County, Hospital Facility Authority, Legacy Health Systems, Rev., 5.38%, 02/15/12	3,343		3,343
1,475		1,475	Lane County School District No. 40, Creswell, GO, Prerefunded, 6.00%, 06/15/13	1,762		1,762
1,785		1,785	Lane County School District No. 40, Creswell, GO, Prerefunded, 6.00%, 06/15/15	2,106		2,106
1,025		1,025	Lane County School District No. 40, Creswell, GO, Prerefunded, 6.00%, 06/15/16	1,209		1,209

See unaudited notes to pro forma financial statements.

23

1,120		1,120	Lane County School District No. 40, Creswell, GO, Prerefunded, 6.00%, 06/15/17	1,321		1,321
1,000		1,000	Lane County School District No. 52, Bethol, GO, FSA, 6.00%, 06/01/06	1,104		1,104
1,305		1,305	Oregon State Bond Bank, Oregon Economic & Community Development, Ser. B, Rev., MBIA, 5.30%, 01/01/16	1,466		1,466
	3,000	3,000	Oregon State Department of Transportation, Highway User Tax, Ser. A, Rev., 5.50%, 11/15/19		3,402	3,402
1,000		1,000	Polk Marion & Benton School District No. 13J, GO, Prerefunded, FSA, 5.75%, 06/15/12	1,179		1,179
1,405		1,405	Polk Marion & Benton School District No. 13J, GO, Prerefunded, FSA, 5.75%, 06/15/15	1,631		1,631
1,050		1,050	Washington County Unified Sewerage Agency, Sub Lien, Ser. One, Rev., FGIC, 5.75%, 10/01/11	1,259		1,259
2,095		2,095	Washington County, GO, 5.50%, 06/01/13	2,446		2,446
	3,000	3,000	Washington County, Union High School District No. 3, Hillsboro, GO, Prerefunded, MBIA, 6.00%, 11/01/05		3,242	3,242
				18,826	6,644	25,470

Pennsylvania (2.5%)
2,875		2,875	Dauphin County, PA, Industrial Development Authority, 6.00%, 01/01/08	2,887		2,887
1,250		1,250	Indiana County Industrial Development Authority, Ser. A, Rev., MBIA, 6.00%, 06/01/06	1,379		1,379
1,500		1,500	Northeastern Pennsylvania Hospital & Education Authority, Health Care, Ser. A, Rev., AMBAC, 6.40%, 01/01/06	1,593		1,593
	17,631	17,631	Pennsylvania Higher Education, 4.64%, 04/30/09		18,366	18,366
	11,985	11,985	Pennsylvania Housing Finance Agency, Single Family Housing, Ser. 73-A, Rev., 5.25%, 04/01/33		12,506	12,506
1,550		1,550	Pennsylvania Housing Finance Agency, Single Family Mortgage, Ser. 67A, Rev., 5.50%, 10/01/11	1,675		1,675
	2,800	2,800	Pennsylvania State Higher Educational Facilities Authority, University of Pennsylvania, Health Services, Ser. A, Rev., 6.00%, 01/01/06		2,995	2,995
	2,000	2,000	Pennsylvania State Higher Educational Facilities Authority, University of Pennsylvania, Health Services, Ser. A, Rev., 6.00%, 01/01/07		2,143	2,143

See unaudited notes to pro forma financial statements.

24

	7,645	7,645	Pennsylvania State University, Rev., 5.00%, 03/01/07		8,395	8,395
	3,500	3,500	Philadelphia Authority, IDR, Rev., 2.15%,		3,488	3,488
				7,534	47,893	55,427

Puerto Rico (0.9%)
1,750		1,750	Childrens Trust Fund, Puerto Rico, Tobacco Settlement, Ser. 149, Rev., FRDO, Prerefunded, 10.25%, 07/01/08	2,415		2,415
4,800		4,800	Puerto Rico Commonwealth, GO, AMBAC, 7.00%, 07/01/10	6,042		6,042
	5,500	5,500	Puerto Rico Commonwealth, GO, MBIA-IBC, 5.50%, 07/01/09		6,407	6,407
3,000		3,000	Puerto Rico Commonwealth, Ser. C, Adj., GO, MBIA, 5.00%, 07/01/28	3,362		3,362
2,000		2,000	Puerto Rico Highway & Transportation Authority, Ser. AA, Rev., Adj., FSA, 5.00%, 07/01/26	2,288		2,288
				14,107	6,407	20,514

South Carolina (2.7%)
2,810		2,810	Charleston County, Public Improvements, GO, 6.13%, 09/01/12	3,360		3,360
	1,000	1,000	Piedmont Municipal Power Agency, Electric, Rev., Prerefunded, MBIA, 6.20%, 01/01/08		1,157	1,157
	15,000	15,000	Piedmont Municipal Power Agency, Electric, Rev., FGIC, 6.75%, 01/01/20		19,637	19,637
1,065		1,065	South Carolina Jobs & Economic Development Authority, Georgetown Memorial Hospital, Rev., 5.25%, 02/01/11	1,202		1,202
1,215		1,215	South Carolina Jobs & Economic Development Authority, Georgetown Memorial Hospital, Rev., AMBAC, 5.50%, 11/01/12	1,394		1,394
	5,500	5,500	South Carolina Jobs & Economic Development Authority, Hospital Facilities Improvement, Palmetto Health Alliance, Ser. A, Rev., Prerefunded, 7.00%, 12/15/10		6,800	6,800
	3,000	3,000	South Carolina Jobs & Economic Development Authority, Hospital Facilities Improvement, Palmetto Health Alliance, Ser. A, Rev., Prerefunded, 7.13%, 12/15/10		3,857	3,857
	3,110	3,110	South Carolina State Housing Finance & Development Authority, Ser. A, Rev., AMBAC, 3.60%, 07/01/33		3,122	3,122

See unaudited notes to pro forma financial statements.

25

	10,310	10,310	South Carolina State, State School Facilities, Ser. A, GO, 4.25%, 01/01/15		10,807	10,807
	7,500	7,500	South Carolina Transportation Infrastructure Bank, Ser. A, Rev., Prerefunded, AMBAC, 5.00%, 10/01/11		8,680	8,680
				5,956	54,060	60,016

South Dakota (0.4%)
1,000		1,000	South Dakota Housing Development Authority, Homeownership Mortgage, Ser. D, Rev., 4.70%, 05/01/10	1,094		1,094
	6,600	6,600	South Dakota Housing Development Authority, Ser. E, Rev., 5.00%, 05/01/28		7,032	7,032
				1,094	7,032	8,126

Tennessee (1.1%)
	6,820	6,820	Knox County, Public Improvement, GO, Prerefunded, 6.00%, 05/01/08		7,991	7,991
1,345		1,345	Municipal Energy Acquisition Corporation, Rev., FSA, 4.13%, 03/01/09	1,460		1,460
1,950	5,335	7,285	Tennergy Corporation, Gas, Rev., MBIA, 5.00%, 06/01/09	2,200	5,985	8,185
2,985		2,985	Tennessee Housing Development Agency, Homeownership Program, Issue 3A, Rev., 4.84%, 07/01/06	2,816		2,816
2,860		2,860	Tennessee State School Bond Authority, Higher Education Facility, Second Program, Ser. A, Rev., FSA, 5.00%, 05/01/08	3,203		3,203
				9,679	13,976	23,655

Texas (11.0%)
	3,205	3,205	Alvin Independent School District, 3.58%, 02/15/22		3,236	3,236
	3,375	3,375	Alvin Independent School District, 3.58%, 02/15/23		3,408	3,408
	3,550	3,550	Alvin Independent School District, 4.00%, 02/15/24		3,659	3,659
	3,735	3,735	Alvin Independent School District, 4.00%, 02/15/25		3,851	3,851
185		185	Austin Housing Finance Corporation, Single Family, Rev., MBIA, 21.10%, 12/01/11	120		120
	2,000	2,000	Austin Independent School District, Public Property Finance Contractual Obligation, GO, MBIA, 5.25%, 02/01/08		2,242	2,242
	5,000	5,000	Austin, Texas, Sub Lien, Rev., MBIA, 5.25%, 05/15/25		5,635	5,635

See unaudited notes to pro forma financial statements.

26

	5,255	5,255	Austin, Texas, Utility Systems, Rev., MBIA-IBC, 5.80%, 11/15/06		5,849	5,849
	18,495	18,495	Beaumont Water & Sewer, Rev., 3.50%, 09/01/23		18,994	18,994
1,435		1,435	Carroll Texas Independent School District, Capital Appreciation, GO, 4.17%, 02/15/14	895		895
1,155		1,155	Cedar Hill Independent School District, Capital Appreciation, GO, 7.10%, 08/15/12	818		818
230		230	Central Texas Housing Finance Corporation, Single Family Mortgage, Rev., 8.20%, 04/01/22	232		232
5,000		5,000	Coastal Bend Health Facilities Development Corporation, Rev., Prerefunded, AMBAC, 5.93%, 11/15/13	6,075		6,075
5,205		5,205	Coppell Independent School District, Capital Appreciation, GO, 9.25%, 08/15/16	2,931		2,931
	1,305	1,305	Dallas County Flood Control District, GO, Prerefunded, 9.25%, 04/01/08		1,673	1,673
	8,670	8,670	Dallas Independent School District, School Building, GO, 5.00%, 02/15/21		9,284	9,284
	3,165	3,165	Dallas Independent School District, School Building, GO, 5.00%, 02/15/22		3,381	3,381
	2,000	2,000	Dallas Independent School District, School Building, GO, 5.00%, 02/15/23		2,123	2,123
	6,200	6,200	Dallas, Texas, Civic Center, Improvement, Rev., MBIA, 5.25%, 08/15/07		6,906	6,906
800		800	Grand Prairie Health Facilities Development Corporation, Fort Worth Medical Center Project, Rev., AMBAC, 6.50%, 11/01/04	800		800
5,000		5,000	Harris County Hospital District, Rev., MBIA, 6.00%, 02/15/13	5,859		5,859
4,115		4,115	Harris County, Capital Appreciation, Jr. Lien, Ser. B, Rev., MBIA, 7.95%, 11/15/12	2,796		2,796
3,700		3,700	Harris County, Capital Appreciation, Sub Lien, Ser. A, GO, MBIA, 5.11%, 08/15/05	3,631		3,631
	6,220	6,220	Harris County, GO, 5.88%, 10/01/07		7,097	7,097
2,000		2,000	Hays Consolidated Independent School District, Capital Appreciation, GO, 4.76%, 08/15/12	1,452		1,452

See unaudited notes to pro forma financial statements.

27

10,000		10,000	Houston Independent School District, Capital Appreciation, Ser. A, GO, 7.69%, 02/15/13	6,799		6,799
3,885		3,885	Houston Independent School District, Capital Appreciation, Ser. A, Rev., AMBAC, 4.16%, 09/15/12	2,879		2,879
	8,675	8,675	Houston, Texas, Ser. A, GO, 5.50%, 03/01/08		9,849	9,849
	5,000	5,000	Humble Independent School District, Ser. C, GO, .00%, 02/15/16		3,029	3,029
	5,880	5,880	Humble Independent School District, Ser. C, GO, .00%, 02/15/17		3,365	3,365
	1,520	1,520	Katy Independent School District, Ser. A, GO, 5.00%, 02/15/11		1,727	1,727
6,720		6,720	Leander Independent School District, GO, 7.64%, 08/15/13	4,479		4,479
	5,875	5,875	Lubbock Health Facilities Development Corporation, St. Joseph Health Systems, Rev., 5.25%, 07/01/11		6,305	6,305
	10,625	10,625	North East Independent School District, GO, 5.00%, 08/01/22		11,331	11,331
	7,500	7,500	Pearland Independent School District, 4.27%, 02/15/25		7,681	7,681
	7,500	7,500	Pearland Independent School District, Unlimited Tax, 4.27%, 02/15/24		7,510	7,510
700		700	Southlake, Texas, GO, Prerefunded, AMBAC, 6.72%, 02/15/11	530		530
1,000		1,000	Southlake, Texas, GO, Prerefunded, AMBAC, 8.25%, 02/15/13	674		674
	5,835	5,835	Texas Department of Housing & Community Affairs, Single Family Housing, Ser. B, Rev., MBIA, 5.35%, 03/01/33		6,118	6,118
	10,025	10,025	Texas Public Building Authority, Capital Appreciation, Rev., Prerefunded, MBIA, .00%, 08/01/06		9,675	9,675
	10,375	10,375	Texas State Department of Housing & Community Affairs, Residential Mortgage, Ser. A, Rev., 4.75%, 01/01/25		11,084	11,084
3,000		3,000	Texas State, College Student Loan, GO, 5.25%, 08/01/07	3,329		3,329
	7,500	7,500	Texas State, Ser. A, GO, 6.00%, 10/01/09		8,862	8,862
2,540		2,540	Texas Technical University, Refinance & Improvement, Financing System, Ser. 6, Rev., AMBAC, 5.25%, 02/15/16	2,818		2,818
	4,700	4,700	Texas Water Development Board, State Revolving Fund, Senior Lien, Ser. A, Rev., 5.00%, 07/15/07		5,197	5,197

See unaudited notes to pro forma financial statements.

28

3,000	3,000	Texas Water Development Board, State Revolving Fund, Senior Lien, Ser. A, Rev., 5.25%, 07/15/09		3,350	3,350
1,000	1,000	Texas Water Development Board, State Revolving Fund, Senior Lien, Ser. A, Rev., 5.63%, 07/15/11		1,151	1,151
4,795	4,795	Texas Water Development Board, State Revolving Fund, Senior Lien, Ser. A, Rev., 5.63%, 07/15/12	5,591		5,591
3,175	3,175	Texas Water Development Board, State Revolving Fund, Senior Lien, Ser. B, Rev., 5.25%, 07/15/08		3,527	3,527
7,385	7,385	Tomball Independent School District, Ser. B, 4.27%, 02/15/26		7,385	7,385
3,270	3,270	Tomball, Independent School District, U.T. Schoolhouse, 2.68%, 02/15/23		3,307	3,307
			52,708	187,791	240,499

Utah (0.5%)
3,800	3,800	Intermountain Power Agency, Utah Power Supply, Ser. B, Rev., MBIA, 6.50%, 07/01/10		4,662	4,662
1,700	1,700	Salt Lake City Municipal Building Authority, Ser. B, Rev., AMBAC, 5.50%, 10/15/14	1,980		1,980
10	10	Salt Lake City, Utah, GO, 5.50%, 06/15/11		12	12
2,840	2,840	Salt Lake City, Utah, GO, Prerefunded, 5.50%, 06/15/10		3,341	3,341
			1,980	8,015	9,995

Vermont (0.4%)
4,100	4,100	Burlington, Vermont, Electric, Ser. A, Rev., MBIA, 6.38%, 07/01/09		4,921	4,921
3,510	3,510	Vermont State, Ser. A, GO, Prerefunded, 6.50%, 01/15/05		3,746	3,746
				8,667	8,667

Virgin Islands (0.5%)
2,500	2,500	Virgin Islands Public Finance Authority, Gross Receipts, Tax Lien Notes, Ser. A, Rev., 5.63%, 10/01/10		2,739	2,739
5,000	5,000	Virgin Islands Public Finance Authority, Senior Lien, Fund Lien Notes, Ser. C, Rev., 5.50%, 10/01/06		5,394	5,394
3,070	3,070	Virgin Islands Water & Power Authority, Electric Systems, Rev., 5.25%, 07/01/07		3,328	3,328
				11,461	11,461

See unaudited notes to pro forma financial statements.

29

Virginia (1.3%)
2,070		2,070	Fairfax County, Public Improvement, Ser. A, GO, Prerefunded, 5.25%, 06/01/17	2,206		2,206
	20,355	20,355	Virginia Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Note, Rev., 5.50%, 10/01/08		23,459	23,459
2,300		2,300	Virginia Housing Development Authority, Ser. B, Sub Ser. B-5, Rev., 5.40%, 01/01/14	2,515		2,515
1,000		1,000	Virginia Housing Development Authority, Ser. B, Sub Ser. B-5, Rev., 5.40%, 07/01/14	1,093		1,093
				5,814	23,459	29,273

Washington (5.8%)
1,830		1,830	Chelan County, Public Utility District No. 1, Division 3 Hydro, Ser. 1988A, Rev., Prerefunded, 5.90%, 07/01/13	1,873		1,873
2,845		2,845	Cowlitz County Public Utility District No. 1, Distribution System, Rev., AMBAC, 5.00%, 09/01/10	3,231		3,231
2,255		2,255	Cowlitz County Public Utility District No. 1, Distribution System, Rev., AMBAC, 5.00%, 09/01/11	2,568		2,568
	34,000	34,000	Energy Northwest, Washington Electric, Ser. B, Rev., MBIA, 5.50%, 07/01/18		39,234	39,234
	2,290	2,290	Kennewick, Washington, Ser. B, GO, MBIA, 5.00%, 12/01/18		2,492	2,492
	2,280	2,280	Kennewick, Washington, Ser. B, GO, MBIA, 5.00%, 12/01/22		2,431	2,431
	4,010	4,010	King County School District No 408, Auburn, GO, FSA, 5.00%, 12/01/13		4,587	4,587
609		609	Kitsap County Consolidated Housing Authority, Low Income Housing, Rev., 7.00%, 08/20/08	681		681
3,000		3,000	Kitsap County School District No. 400, North Kitsap, GO, 5.00%, 12/01/16	3,324		3,324
1,300		1,300	Port Grays Harbor, Washington, Rev., 6.38%, 12/01/14	1,429		1,429
10,000		10,000	Seattle, Washington, Improvement & Refinance, Rev., FSA, 5.50%, 03/01/13	11,595		11,595
5,140		5,140	Snohomish County School District No. 6, Mukilteo, GO, FGIC, 5.70%, 12/01/12	6,159		6,159

See unaudited notes to pro forma financial statements.

30

3,525		3,525	Spokane & Whitman Counties School District No. 360-316, Cheney, GO, 5.60%, 12/01/14	4,144		4,144
1,000		1,000	Washington Public Power Supply System, Nuclear Project No. 1, Ser. A, Rev., 5.70%, 07/01/06	1,099		1,099
11,845		11,845	Washington Public Power Supply System, Nuclear Project No. 1, Ser. A, Rev., AMBAC, 6.00%, 07/01/08	13,757		13,757
1,300		1,300	Washington Public Power Supply System, Nuclear Project No. 1, Ser. B, Rev., 5.60%, 07/01/07	1,462		1,462
3,650		3,650	Washington Public Power Supply System, Nuclear Project No. 1, Ser. B, Rev., MBIA, 5.13%, 07/01/16	4,012		4,012
	115	115	Washington Public Power Supply System, Nuclear Project No. 2, Ser. A, Rev., 7.25%, 07/01/06		130	130
3,800		3,800	Washington Public Power Supply System, Nuclear Project No. 2, Ser. A, Rev., 5.75%, 07/01/09	4,423		4,423
	1,885	1,885	Washington Public Power Supply System, Nuclear Project No. 2, Ser. A, Rev., Prerefunded, 7.25%, 07/01/06		2,140	2,140
5,000		5,000	Washington Public Power Supply System, Nuclear Project No. 3, Capital Appreciation, Ser. B, Rev., 4.00%, 07/01/09	4,242		4,242
3,000		3,000	Washington Public Power Supply System, Nuclear Project No. 3, Ser. B, Rev., MBIA-IBC, 5.65%, 07/01/08	3,443		3,443
	4,500	4,500	Washington State, Ser. B & AT-7, GO, 6.40%, 06/01/17		5,644	5,644
4,000		4,000	Washington State, Ser. C, GO, 5.50%, 07/01/09	4,624		4,624
				72,066	56,658	128,724

West Virginia (0.3%)
2,495		2,495	Harrison County Commission, Ser. A, GO, Prerefunded, 6.25%, 05/15/10	2,917		2,917
1,235		1,235	West Virginia State Higher Education Interim Governing Board University, Marshall University, Ser. A, Rev., FGIC, 5.25%, 05/01/13	1,410		1,410
1,000		1,000	West Virginia State Higher Education Interim Governing Board University, Marshall University, Ser. A, Rev., FGIC, 5.25%, 05/01/14	1,138		1,138
1,020		1,020	West Virginia State Higher Education Interim Governing Board University, Marshall University, Ser. A, Rev., FGIC, 5.25%, 05/01/15	1,146		1,146
				6,611		6,611

See unaudited notes to pro forma financial statements.

31

Wisconsin (1.5%)
2,350	2,350	Milwaukee County, Corporate Purpose, Ser. A, GO, 5.63%, 09/01/10		2,709	2,709
6,250	6,250	Wisconsin Health & Educational Facilities Authority, Ser. 1999-C, Rev., 5.70%, 05/01/14		6,951	6,951
6,250	6,250	Wisconsin Health & Educational Facilities Authority, Ser. 1999-D, Rev., 5.95%, 05/01/19		6,800	6,800
1,000	1,000	Wisconsin State, GO, 6.25%, 05/01/12		1,222	1,222
2,775	2,775	Wisconsin State, Ser. 1, GO, 5.00%, 11/01/07		3,086	3,086
6,275	6,275	Wisconsin State, Ser. 1, GO, 5.50%, 11/01/11		7,376	7,376
4,450	4,450	Wisconsin State, Ser. 3, GO, 5.20%, 11/01/09		5,090	5,090
				33,234	33,234
Total State and Municipal Obligations (Cost $2,005,134)			641,738	1,533,306	2,175,044

Money Market Fund (1.4%)
22,446	22,446	JPMorgan Tax Free Money Market Fund (a)		22,446	22,446
7,409	7,409	Provident Municipal Cash Money Market Fund	7,409		7,409
			7,409	22,446	29,855

Total Money Market Fund (Cost $29,855)			7,409	22,446	29,855

Total (Cost $2,034,989) - 100.0%			$649,147	$1,555,752	$2,204,899

^                  Amount rounds to less than 0.1%.

#                 All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.

(a)          Affiliated money market.

See unaudited notes to pro forma financial statements.

32

One Group Intermediate Tax-Free Bond / JPMorgan Intermediate TaxFree Income Fund

Pro forma Combined Statement of Assets and Liabilities

as of February 29, 2004 (Unaudited)

(Amounts in Thousands, except per share data)

	One Group Intermediate Tax-Free Bond Fund		JPMorgan Intermediate Tax Free Income Fund	Pro forma Adjustments		Pro forma Combined JPMorgan Intermediate Tax Free Bond Fund
ASSETS:
Investments in non-affiliates, at value	$649,147		$1,533,306			$2,182,453
Investments in affiliates, at value	—		22,446			22,446
Total investment securities, at value	649,147		1,555,752	—		2,204,899
Cash	—	^	330			330
Receivables:
Investment securities sold	—		516			516
Fund shares sold	4		930			934
Interest and dividends	7,460		17,954			25,414
Total Assets	656,611		1,575,482	—		2,232,093

LIABILITIES:
Payables:
Dividends	2,023		3,463			5,486
Investment securities purchased	—		9,598			9,598
Fund shares redeemed	379		402			781
Accrued liabilities:
Investment advisory fees	207		372			579
Administration fees	84		99			183
Shareholder servicing fees	—		251			251
Distribution fees	25		—			25
Custodian fees	—		70			70
Trustees’ fees - deferred compensation plan	—		88			88
Other	69		128			197
Total Liabilities	2,787		14,471	—		17,258
Total Net Assets	$653,824		$1,561,011	$—		$2,214,835

NET ASSETS:
Paid in capital	$605,396		$1,434,128			$2,039,524
Accumulated undistributed (overdistributed) net investment income	73		61			134
Accumulated net realized gain (loss) on investments, futures, and swaps	(3,178)		8,446			5,268
Net unrealized appreciation (depreciation) of investments	51,533		118,376			169,909
Total Net Assets	$653,824		$1,561,011	$—		$2,214,835
Class A	$69,114		$15	$—		$69,129	(a)
Class B	$15,631		$15	$—		$15,646	(a)
Class C	$—		$41	$—		$41	(a)
Institutional	$—		$423,869	$—		$423,869	(a)
Select	$—		$1,137,071	$569,079		$1,706,150	(a)
Class I	$569,079		$—	$(569,079)		$—	(a)
Total Net Assets	$653,824		$1,561,011	$—		$2,214,835
Shares of beneficial interest outstanding ($0.001 par value; unlimited number of shares authorized):
Class A	6,010		1	144	(b)	6,155
Class B	1,356		1	36	(b)	1,393
Class C	—		4	—		4
Institutional	—		37,782	—		37,782
Select	—		101,303	50,720	(b)	152,023
Class I	49,475		—	(49,475	)(b)	—
Net Asset Value:
Class A (and redemption price)	$11.50		$11.23			$11.23
Class B *	$11.53		$11.23			$11.23
Class C *	$—		$11.22			$11.22
Institutional (and redemption price)	$—		$11.22			$11.22
Select (and redemption price)	$—		$11.22			$11.22
Class I	$11.50		$—			$—
Cost of investments	$597,613		$1,437,376			$2,034,989

^                    Amount rounds to less than one thousand.

*                   Redemption price may be reduced by contingent deferred sales charge.

(a)            Reflects total combined net assets due to the merger.

(b)           Reflects the adjustment to the  number of shares outstanding due to the merger.

See unaudited notes to pro forma financial statements.

33

One Group Intermediate Tax-Free Bond Fund / JPMorgan Intermediate Tax Free Income Fund

Pro forma Combining Statement of Operations

For the twelve months ended February 29, 2004 (Unaudited)

(Amounts in Thousands)

	One Group Intermediate Tax-Free Bond Fund	JPMorgan Intermediate Tax Free Income Fund	Pro forma Adjustments		Pro forma Combining JP Morgan Intermediate Tax Free Bond Fund
Investment Income
Interest income	$30,449	$72,362	$—		$102,811
Dividend income	171	—	—		171
Dividend income from affiliated investments *	—	$344	—		344
Total Investment Income	30,620	72,706	—		103,326

Expenses
Investment advisory fees	4,072	5,032	(2,036	)(a)	7,068
Administration fees	1,095	2,517	(1,199	)(a)	2,413
Shareholder services fees	—	3,449	1,688	(a)	5,137
Distribution fees	412	—	(111	)(a)	301
Custodian and accounting fees	13	216	(20	)(b)	209
Printing and postage	27	32	(10	)(c)	49
Professional fees	10	125	(10	)(c)	125
Registration expenses	46	89	(10	)(c)	125
Transfer agent fees	26	96	(59	)(b)	63
Trustees’ fees	5	21	—		26
Other	48	111	—		159
Total expenses	5,754	11,688	(1,767)		15,675
Less: amounts waived	1,424	1,411	(835	)(d)	2,000
Less: earnings credits	—	1	—		1
Net expenses	4,330	10,276	(932)		13,674
Net investment income (loss)	26,290	62,430	932		89,652

Realized and Unrealized Gain (Loss) on Investments
Net Realized gain (loss) on transactions from:
Investments	4,859	15,252	—		20,111
Futures	—	306	—		306
Swaps	—	(895)	—		(895)
Change in net unrealized appreciation/depreciation of:
Investments	3,768	(1,020)	—		2,748
Futures	—	—	—		—
Swaps	—	1,021	—		1,021
Net realized and unrealized gain on investments, futures, and swaps	8,627	14,664	—		23,291
Net increase (decrease) in net assets from operations	$34,917	$77,094	$932		$112,943

* Includes reimbursement of investment advisory, administration and shareholder servicing fees:	$—	$57	$—	$57

(a)   Reflects revised Investment Advisory, Adminstration, Shareholder servicing and distribution fees due to the adoption of the New Fee Structure, which will become effective independent of the merger.

(b)   Reflects revised contractual vendor agreements due to the proposed merger.

(c)   Reflects the elimination of duplicative fund level fees due to the proposed merger.

(d)   Reflects revised contractual expense reductions due to the adoption of the New Fee Structure and the proposed merger.

See unaudited notes to pro forma financial statements.

34

Unaudited Pro Forma Financial Statements

One Group Intermediate Tax-Free Bond Fund /JPMorgan Intermediate Tax Free Income Fund

Notes to Pro Forma Financial Statements (Unaudited)

1.              Basis of Combination:

The unaudited Pro Forma Combined Portfolio of Investments and Pro Forma Combined Statement of Assets and Liabilities reflect the accounts of One Group Intermediate Tax-Free Bond Fund (“ITFBF”) and JPMorgan Intermediate Tax Free Income Fund (“ITFIF”) as though the acquisition had been effective on February 29, 2004.  The Pro Forma Combining Statement of Operations has been prepared as though the acquisition had been in effect on March 1, 2003.

The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of ITFBF in exchange for the shares of ITFIF as described in the plan of reorganization. If the reorganization is approved by the shareholders, the surviving fund, ITFIF, will be renamed JPMorgan Intermediate Tax Free Bond Fund.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of ITFBF and ITFIF, which have been incorporated by reference from their respective Statements of Additional Information.

2.              Shares of Beneficial Interest:

Under the proposed reorganization, each shareholder of ITFBF would receive shares of ITFIF with a value equal to their holding in ITFBF.  Holders of ITFBF Class A shares, Class B shares and Class I shares would receive ITFIF Class A shares, Class B shares and Select shares, respectively.  Therefore, as a result of the proposed reorganization, current shareholders of ITFBF will become shareholders in ITFIF Class A shares, Class B shares and Select shares.

The Pro Forma net asset value per share assumes the issuance of additional shares of ITFIF, which would have been issued on February 29, 2004 in connection with the proposed reorganization.  The amount of additional shares assumed to be effected was calculated based on the February 29, 2004 net assets of ITFBF and the net asset value per share of ITFIF.

Amount in thousands, except per share data:

	ITFIF Class A shares	ITFIF Class B shares	ITFIF Select shares
Pro Forma Increase in Shares	6,154	1,392	50,720
Pro Forma Net Assets 2/29/04	$69,114	$15,631	$569,079
Pro Forma Net Asset Value 2/29/04	$11.23	$11.23	$11.22

3.              Pro Forma Operations:

Certain expenses have been adjusted to reflect the expected expenses of the combined entity.  The adjustments are presented for the purpose of illustrating the effect of the adoption of a new fee structure implemented in connection with the overall reorganization of the JPMorgan Funds and One Group Funds and independent of the proposed merger (the “New Fee Structure”) as if the New Fee Structure had taken effect on March 1, 2003.  The merger adjustments represent those adjustments needed to present the results of operations of the combined ITFIF as if the proposed merger had taken effect on March 1, 2003.  The resulting Pro Forma Combined ITFIF Statement of Operations represents the pro forma results of operations as if both the New Fee Structure and proposed merger had taken effect on March 1, 2003.

The merger adjustments are based on the contractual agreements that will be in effect at February 19, 2005 (the proposed date for the reorganization) at the combined level of average net assets as if the reorganization had been effective on March 1, 2003.

35

PART B

J.P. MORGAN MUTUAL FUND SELECT GROUP

JPMorgan Fleming International Equity Fund

Statement of Additional Information

October 29, 2004

Acquisition of the Assets and Liabilities of
One Group Diversified International Fund
(“Diversified International Fund”)
(a series of One Group® Mutual Funds)
1111 Polaris Parkway
Columbus, Ohio 43271-1235

By and in Exchange for Shares of JPMorgan Fleming International Equity Fund (“International Equity Fund”) (a series of J.P. Morgan Mutual Fund Select Group) 522 Fifth Avenue New York, New York 10036

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated October 29, 2004, relating specifically to the proposed transfer of all of the assets of the Diversified International Fund to the International Equity Fund and the assumption of all the liabilities of the Diversified International Fund in exchange for shares of the International Equity Fund having an aggregate value equal to those of the Diversified International Fund.  To obtain a copy of the Proxy Statement/Prospectus, please write to JPMorgan Funds at 522 Fifth Avenue, New York, New York 10036 or call (800) 348-4782.  The transfers are to occur pursuant to an Agreement and Plan of Reorganization.  Unless otherwise indicated, capitalized terms used herein have the same meanings as are given to them in the Proxy Statement/Prospectus.

1.	General Information

2.	Financial Statements

3.	Pro Forma Financial Statements and Notes for One Group Diversified International Fund and JPMorgan Fleming International Equity Fund.

GENERAL INFORMATION

A Special Meeting of Shareholders of One Group Funds to consider the Reorganizations will be held at the offices of J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York  10036, on Thursday, January 20, 2005, at 9:00 a.m., Eastern time.  For further information about the Reorganizations, see the Proxy Statement/Prospectus.

FINANCIAL STATEMENTS

This Statement of Additional Information of the International Equity Fund consists of this cover page, the accompanying pro forma financial statements and related notes and the following documents, each of

1

which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1.                                       The Statement of Additional Information for the One Group Diversified International Fund dated October 29, 2004 (Accession Number 0001193125-04-149537);

2.                                       The Statement of Additional Information for the JPMorgan Fleming International Equity Fund filed October   , 2004 revised as March 26, 2004 (Accession Number 0001047469-04-005964);

3.                                       The Financial Statements of the One Group Diversified International Fund as included in the Fund’s Annual Report filed for the year ended June 30, 2003 (Accession Number 0000950152-03-008152);

4.                                       The Financial Statements of the JPMorgan Fleming International Equity Fund as included in the Fund’s Annual Report filed for the year ended October 31, 2003 (Accession Number 0001047469-03-042433);

5.                                       The Financial Statements of the One Group Diversified International Fund as included in the Fund’s Semi-Annual Report filed for the period ended December 31, 2003 (Accession Number 0000950152-04-001707); and

6.                                       The Financial Statements of the JPMorgan Fleming International Equity Fund as included in the Fund’s Semi-Annual Report filed for the period ending April 30, 2004 (Accession Number 0001047469-04-021729).

Shown below are the financial statements for each Fund and pro forma financial statements for the combined funds, assuming the reorganization is consummated as of February 18, 2005.  The first table presents Portfolio of Investments for each Fund and pro forma figures for the combined fund.  The second table presents Statements of Assets and Liabilities for each Fund and estimated pro forma figures for the Combined Fund.  The third table presents Statements of Operations for each Fund and estimated pro forma figures for the combined fund.  These tables are followed by the Notes to the Pro Forma Financial Statements.

[If One Group Fund is less than 10% of JPMorgan Fund as of 30 days before filing of the Form N-14, no pro forma information needed]

2

One Group Diversified International Fund / JPMorgan Fleming International Equity Fund

Proforma Combined Portfolio of Investments                                                                                                                                   April 30, 2004

(Amounts in thousands)

(Unaudited)

One Group Diversifed International Fund Shares/ Principal Amount	JPMorgan Fleming International Equity Fund Shares/ Principal Amount	Proforma Combined Shares/ Principal Amount	Security Description	One Group Diversified International Fund Value		JPMorgan International Equity Fund Value	Proforma Combined Value

Common Stocks (98.0%)
Argentina (0.0%) ^
55		55	Impsat Fiber Networks, Inc.*	$0	^^		$0	^^
Australia (2.8%)
772		772	Alumina LTD	2,814			2,814
224		224	Amcor LTD	1,118			1,118
402		402	Australia & New Zealand Banking Group LTD	5,374			5,374
191		191	Australian Gas Light Co., LTD	1,608			1,608
233	998	1,231	BHP Billiton LTD	1,918		$8,163	10,081
186		186	Commonwealth Bank of Australia	4,191			4,191
520		520	John Fairfax Holdings LTD	1,250			1,250
2,017		2,017	Macquarie Infrastructure Group	3,999			3,999
84		84	National Australia Bank LTD	1,787			1,787
	600	600	News Corp., LTD			5,466	5,466
428		428	Qantas Airways LTD	1,029			1,029
275		275	QBE Insurance Group LTD	2,301			2,301
400		400	Rinker Group LTD	2,049			2,049
105		105	Rio Tinto LTD	2,447			2,447
373		373	Santos LTD	1,731			1,731
120		120	Westfield Holdings LTD	1,223			1,223
	518	518	Woodside Petroleum LTD			6,171	6,171
500		500	Woolworths LTD	4,252			4,252
				39,091		19,800	58,891
Austria (0.1%)
10		10	Erste Bank Der Oesterreichischen Sparkassen AG	1,494			1,494
Barbados (0.2%)
80		80	Nabors Industries LTD*	3,549			3,549

Belgium (1.2%)
41	686	727	Dexia	666		11,186	11,852
	380	380	Fortis			8,215	8,215
20		20	Interbrew Co.	599			599
17		17	KBC Bancassurance Holding	936			936
29		29	Solvay SA	2,393			2,393
				4,594		19,401	23,995
Brazil (1.1%)
30		30	Brasil Telecom Participacoes SA, ADR	930			930
50		50	CIA Paranaense de Energia, ADR	169			169

See unaudited notes to pro forma financial statements.

3

	147	147	Cia Vale do Rio Doce, ADR		6,709	6,709
115		115	Compania Vale do Rio Doce, ADR	4,503		4,503
105		105	Petroleo Brasileiro SA, ADR	3,035		3,035
150		150	Tele Norte Leste Participacoes SA, ADR	1,776		1,776
118,000		118,000	Telemar Norte Leste SA	1,972		1,972
69		69	Uniibanco Holdings, GDR	1,352		1,352
100		100	Votorantim Celulose e Papel SA, ADR	3,140		3,140
				16,877	6,709	23,586
Canada (0.4%)
126		126	Abitibi-Consolidated, Inc., ADR	883		883
70		70	Agrium, Inc.	863		863
19		19	Alcan, Inc.	774		774
70		70	Domtar, Inc.	809		809
28		28	Hummingbird LTD*	629		629
50		50	Inco Limited Mines*	1,431		1,431
20		20	Sun Life Financial, Inc.	528		528
10		10	Sun Life Financial, Inc.	265		265
40		40	Thomson Corp.	1,273		1,273
35		35	Toronto- Dominion Bank	1,135		1,135
				8,590		8,590
China (0.4%)
3,000		3,000	Beijing Capital International Airport	916		916
2,988		2,988	Beijing Datang Power Generation, LTD	2,307		2,307
164		164	China Mobile LTD (Hong Kong), ADR	2,171		2,171
25		25	Cnooc LTD, ADR	907		907
6,000		6,000	Guangshen Railway Co., LTD	1,684		1,684
2,000		2,000	Zhejiang Expressway Co., LTD	1,237		1,237
				9,222		9,222
Denmark (1.2%)
1		1	A.P. Moller-Maersk A/S	6,340		6,340
83		83	Carlsberg A/S, Class B	4,092		4,092
50		50	Danske Bank A/S	1,121		1,121
160		160	Falck A/S	3,956		3,956
229		229	H. Lundbeck A/S	4,634		4,634
40		40	ISS A/S	1,995		1,995
30		30	Novo-Nordisk A/S	1,415		1,415
57		57	TDC A/S	1,919		1,919
				25,472		25,472
Finland (2.5%)
118		118	Elisa Communications OYJ*	1,612		1,612
455		455	Nokia Corp., ADR	6,375		6,375
705	981	1,686	Nokia OYJ	9,884	13,716	23,600
53		53	Nokian Renkaat OYJ	4,405		4,405
97		97	Rautaruukki OYJ	729		729
547		547	Stora Enso OYJ, Class R	7,344		7,344
89		89	Tieto Corp., Class B	2,627		2,627
241		241	UPM-Kymmene Corp.	4,430		4,430
				37,406	13,716	51,122

See unaudited notes to pro forma financial statements.

4

France (8.2%)
16		16	Accor SA	669		669
9		9	Air Liquide	1,512		1,512
58		58	Aventis SA	4,396		4,396
152	632	784	AXA	3,173	13,118	16,291
88	264	352	BNP Paribas	5,267	15,702	20,969
27	348	375	Compagnie de Saint-Gobain	1,361	17,441	18,802
36		36	Compagnie Francaise d’Etudes et de ConstructionTechnip	4,977		4,977
	225	225	Dassault Systemes SA		9,082	9,082
28		28	France Telecom SA*	682		682
	38	38	Imerys SA		8,702	8,702
11		11	L’Air Liquide SA	1,918		1,918
23		23	L’Oreal SA	1,745		1,745
	111	111	Lafarge SA		9,192	9,192
14		14	LVMH (Louis Vuitton Moet Hennessy) SA	989		989
64		64	PSA Peugeot Citroen SA	3,441		3,441
50		50	Sanofi-Synthelabo SA	3,149		3,149
26		26	Societe Generale	2,179		2,179
106		106	Suez Lyonnaise Des Eaux SA	2,115		2,115
47		47	Thales SA	1,734		1,734
76	234	310	Total SA	13,947	43,113	57,060
50		50	Veolia Environnement	1,323		1,323
				54,577	116,350	170,927
Germany (5.2%)
56	130	186	BASF AG	2,849	6,660	9,509
147		147	Bayer AG	3,960		3,960
35	343	378	Bayerische Motoren Werke AG	1,498	14,623	16,121
93	139	232	Deutsche Bank AG	7,615	11,388	19,003
	525	525	Deutsche Post AG		11,492	11,492
123		123	Deutsche Telekom AG*	2,096		2,096
93		93	E.ON AG	6,170		6,170
28		28	Metro AG	1,224		1,224
2		2	Muenchener Rueckversicherungs Gesellschaft AG	255		255
5		5	SAP AG	691		691
15		15	SAP AG, ADR	559		559
27	168	195	Schering AG	1,405	8,773	10,178
59	198	257	Siemens AG	4,209	14,106	18,315
10		10	Siemens AG, ADR	714		714
170		170	ThyssenKrupp AG	2,933		2,933
89		89	Volkswagen AG	3,886		3,886
				40,064	67,042	107,106
Greece (0.7%)
171		171	Aktor SA Technical Co.	914		914
69		69	Alpha Bank AE	2,141		2,141
88		88	Coca-Cola Hellenic Bottling Co., SA	2,319		2,319
115		115	Hyatt Regency Hotels and Tourism SA	1,188		1,188
30		30	Public Power Corp.	759		759
140		140	Titan Cement Co. SA	6,354		6,354
				13,675		13,675

See unaudited notes to pro forma financial statements.

5

Hong Kong (1.4%)
500	881	1,381	Cheung Kong Holdings LTD	3,803	6,683	10,486
4,320		4,320	Global Green Tech Group Limited	456		456
350		350	Henderson Land Development	1,557		1,557
192		192	Hutchison Whampoa LTD	1,280		1,280
592		592	Hysan Development Co., LTD	970		970
1,006		1,006	Johnson Electric Holdings LTD	884		884
1,000		1,000	Li & Fung LTD	1,544		1,544
548		548	MTR Corp., LTD	828		828
1,148		1,148	Ngai LIK Industrial Holding	515		515
1,500		1,500	QPL International Holdings LTD*	378		378
731		731	Sun Hung Kai Properties LTD	6,234		6,234
5,400		5,400	TCL International Holdings LTD	1,971		1,971
473		473	Yue Yuen Industrial Holdings LTD	1,268		1,268
				21,688	6,683	28,371
India (0.2%)
40		40	Infosys Technologies LTD, ADR	3,239		3,239
125		125	Mahindra & Mahindra GDR	1,313		1,313
				4,552		4,552
Ireland (1.2%)
268		268	Allied Irish Banks PLC	3,864		3,864
432	676	1,108	Bank of Ireland	5,234	8,192	13,426
139		139	CRH PLC	2,946		2,946
100		100	Irish Life & Permanent PLC	1,544		1,544
123		123	Kerry Group PLC*	2,347		2,347
110		110	Ryanair Holdings PLC*	634		634
20		20	Ryanair Holdings PLC, ADR*	666		666
				17,235	8,192	25,427
Italy (3.1%)
192		192	Bancario San Paolo di Torino SPA	2,230		2,230
188	1,947	2,135	ENI-Ente Nazionale Idrocarburi SPA	3,825	39,557	43,382
955		955	IntesaBci SPA	3,143		3,143
170		170	Saipem SPA	1,589		1,589
	5,071	5,071	Telecom Italia SPA*		11,768	11,768

607		607	UniCredito Italiano SPA	2,820		2,820
				13,607	51,325	64,932
Japan (20.4%)
80		80	Aisin Seiki Co., LTD	1,399		1,399
174		174	Ajinomoto Co., Inc.	2,029		2,029
213	396	609	Canon, Inc.	11,141	20,536	31,677
10		10	Cawachi LTD	481		481
263	418	681	Chugai Pharmaceutical Co., LTD	3,964	6,308	10,272
	379	379	Daikin Industries, LTD		8,770	8,770

250		250	Daimaru, Inc.	2,168		2,168

See unaudited notes to pro forma financial statements.

6

80			80		Denso Corp.	1,666		1,666
2			2		East Japan Railway Co.	10,817		10,817
	128		128		Fanuc, LTD		7,698	7,698
300			300		Fuji Electric Co., LTD	789		789
380			380		Fuji Heavy Industries LTD	1,809		1,809
400			400		Fujikura LTD	2,137		2,137
	43		43		Hirose Electric Co., LTD		4,860	4,860

230	352		582		Honda Motor Co., LTD	9,263	14,012	23,275

	125		125		Hoya Corp.		13,388	13,388
22			22		Ito-Yokado Co., LTD	904		904
26			26		Jafco*	2,086		2,086
2			2		Japan Telecom Holdings Co., LTD	4,678		4,678
200			200		JFE Holdings, Inc.	4,429		4,429
	377		377		Kao Corp.		8,947	8,947
16			16		Keyence Corp.	3,797		3,797
96			96		Kokuyo Co., LTD	1,189		1,189
44			44		Kose Corp.	1,476		1,476
150			150		Kuraray Co., LTD	1,118		1,118
1,000			1,000		Kyowa Exeo Corp.	6,472		6,472
200			200		Makita Corp.	2,707		2,707
	516		516		Matsushita Electric Industrial Co., LTD		7,543	7,543

201			201		Matsushita Electric Works LTD	1,817		1,817
	679		679		Mitsubishi Corp.		6,396	6,396

200			200		Mitsubishi Estate Co., LTD	2,331		2,331
1	1		2		Mitsubishi Tokyo Financial Group, Inc.	5,710	11,524	17,234
400			400		Mitsui Chemicals, Inc.	2,096		2,096
445			445		Mitsui Fudosan Co., LTD	4,865		4,865
1,000			1,000		Mitsui O.S.K. Lines LTD	4,334		4,334
120			120		Mitsumi Electric Co., LTD	1,281		1,281
60			60		NEC Electronics Corp.	4,165		4,165
162	1,786		1,948		Nikko Cordial Corp.	907	9,939	10,846

208			208		Nikon Corp.	2,404		2,404
	84		84		Nintendo Co., LTD		7,847	7,847

700			700		Nippon Light Metal Co., LTD	1,725		1,725
500			500		Nippon Steel Corp.	1,034		1,034
1	2		3		Nippon Telegraph & Telephone Corp.	5,227	7,979	13,206
	1		1		Nippon Unipac Holding		4,581	4,581

800			800		Nippon Yusen Kabushiki Kaisha	3,232		3,232
200			200		Nissan Motor Co., LTD	2,197		2,197
70			70		Nitto Denko Corp.	3,827		3,827
427			427		Nomura Holdings, Inc.	6,839		6,839
4	3		7		NTT DoCoMo, Inc.	8,736	6,019	14,755

70			70		Omron Corp.	1,697		1,697
	0	^^	0	^^	ORIX Corp.		6	6
175			175		Ricoh Co., LTD	3,439		3,439
61			61		Sankyo Co., LTD*	2,250		2,250
1,150			1,150		Sanyo Electric Co., LTD	5,149		5,149

	213		213		Secom Co., LTD		8,984	8,984

112			112		Seven-Eleven Japan Co., LTD	3,759		3,759

See unaudited notes to pro forma financial statements.

7

		435	435		Sharp Corp.		7,752	7,752
100			100		Shimano ORD	2,337		2,337
139		189	328		Shin-Etsu Chemical Co., LTD	5,536	7,508	13,044
1			1		Sky Perfect Communications, Inc.	1,330		1,330
		71	71		SMC Corp.	7,971		7,971
103			103		Sony Corp.	3,958		3,958
85			85		Sony Corp., ADR	3,264		3,264
		1,383	1,383		Sumitomo Corp.		10,496	10,496

1			1		Sumitomo Mitsui Financial Group, Inc.	3,735		3,735
75			75		T&D Holdings, Inc.	2,989		2,989
130		134	264		Takeda Chemical Industries LTD	5,205	5,373	10,578
		102	102		Takefuji Corp.		6,429	6,429

500			500		The Bank of Yokohama LTD	2,740		2,740
500			500		The Sumitomo Trust & Banking Co., LTD	2,967		2,967
200			200		TonenGeneral Sekiyu KK	1,682		1,682
75			75		Toyoda Automatic Loom Works LTD	1,622		1,622
387			387		Toyota Motor Corp.	14,108		14,108
0	^^		0	^^	UFJ Holdings, Inc.	2,434		2,434
129			129		Yamada Denki Co., LTD	4,401		4,401
		247	247		Yamanouchi Pharmaceutical Co., LTD		8,158	8,158
						213,848	209,024	422,872
Malaysia (0.1%)
1,159			1,159		Maxis Communications Berhad	2,652		2,652
Mexico (1.1%)
310			310		Alfa SA de CV, Class A	1,017		1,017

1,081			1,081		America Movil SA de CV	1,835		1,835
428			428		Cemex SA de CV, Ser. CPO	2,498		2,498
48		111	159		Fomento Economico Mexicano SA de CV, ADR	2,117	4,866	6,983
429			429		Grupo Carso SA de CV, Ser. A-1	1,605		1,605
692			692		Grupo Televisa SA, Ser. CPO	1,508		1,508
220			220		Telefonos de Mexico, ADR	7,511		7,511
539			539		Telefonos de Mexico SA, Ser. L	920		920
						19,011	4,866	23,877
New Zealand (0.4%)
335			335		Fletcher Building LTD*	950		950
52			52		Fletcher Challenge Forests LTD*	63		63
250			250		Lion Nathan LTD	1,122		1,122
400			400		Sky City LTD	1,101		1,101
1,168			1,168		Telecom Corp. of New Zealand LTD	4,136		4,136
						7,372		7,372

See unaudited notes to pro forma financial statements.

8

Norway (2.3%)
161		161	Aker Kvaerner ASA*	2,591		2,591
1,332		1,332	Golar LNG LTD*	17,125		17,125
1,150		1,150	Merkantildata ASA*	891		891
91		91	Norsk Hydro ASA	5,304		5,304
203		203	Norske Skogindustrier ASA	3,685		3,685
95		95	Schibsted ASA	1,785		1,785
1,005		1,005	Smedvig ASA, Class A	9,531		9,531
194		194	Statoil ASA	2,428		2,428
270		270	Storebrand ASA*	1,677		1,677
125		125	TGS Nopec Geophysical Co., ASA*	1,949		1,949
241		241	Yara International ASA*	1,701		1,701
				48,667		48,667
Russia (0.7%)
60		60	Wimm-Bill-Dann Foods OJSC, ADR*	1,019		1,019
218	106	324	Yukos, ADR	9,744	4,758	14,502
				10,763	4,758	15,521
Singapore (0.3%)
83		83	Creative Technology LTD	862		862
201		201	Keppel Corp., LTD	836		836
697		697	Singapore Telecommunications LTD	955		955
328		328	United Overseas Bank LTD	2,627		2,627
130		130	Venture Corp., LTD	1,446		1,446
				6,726		6,726
South Africa (0.2%)
200		200	Sappi LTD, ADR	2,724		2,724
50		50	Sasol LTD, ADR	760		760
				3,484		3,484
South Korea (2.6%)
150		150	Daewoo Shipbuilding & Marine Co., LTD	1,527		1,527
120		120	Hana Bank	2,578		2,578
100		100	Hyundai Motor Co., LTD	3,794		3,794
125		125	Kookmin Bank*	4,649		4,649
90		90	LG Petrochemical Co., LTD	1,795		1,795
45		45	POSCO	5,522		5,522
	163	163	POSCO, ADR		5,024	5,024
	48	48	Samsung Electronics Co., LTD, GDR, #		11,376	11,376
32		32	Samsung Fire & Marine Insurance Co., LTD*	2,122		2,122
20		20	Shinsegae Co., LTD	4,500		4,500
29		29	SK Telecom Co., LTD	4,925		4,925
	217	217	SK Telecom Co., LTD, ADR		4,392	4,392
400		400	Wooyoung CO., LTD*	1,974		1,974
				33,386	20,792	54,178

See unaudited notes to pro forma financial statements.

9

Spain (2.3%)
73		73	ACS, Actividades de Construccion Y Servicios, SA	3,528		3,528
	309	309	Altadis SA		8,695	8,695
220		220	Banco Bilbao Vizcaya Argentaria SA	2,885		2,885
	279	279	Banco Popular Espanol		15,328	15,328

307		307	Banco Santander Central Hispano SA	3,275		3,275
192		192	Endesa SA	3,499		3,499
162		162	Repsol YPF SA	3,387		3,387
384		384	Telefonica SA	5,667		5,667
24		24	Union Electrica Fenosa SA	502		502
				22,743	24,023	46,766
Sweden (2.1%)
90		90	Atlas Copco AB, Ser. A	3,150		3,150
55		55	Autoliv, Inc.	2,330		2,330
100		100	Electrolux AB, Ser. B*	32		32
100		100	Electrolux AB, Ser. B, GDR, #, *	1,971		1,971
405		405	Eniro AB	3,279		3,279
71		71	Hennes & Mauritz AB, Class B	1,741		1,741
90		90	Kinnevik AB, Class B	3,054		3,054
400		400	Nobia AB*	4,341		4,341
1,383		1,383	Nordea AB	9,298		9,298
2		2	Oriflame Cosmetics SA, SDR*	62		62
2,000		2,000	Sigma AB, B Shares*	1,571		1,571
230		230	Skandinaviska Enskilda Banken AB, Class A	3,330		3,330
336		336	Skanska AB, Class B	2,700		2,700
75		75	Svenska Cellulosa AB, Ser. B	2,932		2,932
920		920	Telia AB	3,763		3,763
				43,554		43,554
Switzerland (7.5%)
	182	182	Adecco SA*		8,020	8,020
100		100	Converium Holding AG	5,249		5,249
35	217	252	Holcim LTD	1,802	11,157	12,959
90		90	Lonza Group AG	4,335		4,335
18	69	87	Nestle SA	4,483	17,489	21,972
118	483	601	Novartis AG	5,227	21,567	26,794
60		60	Novartis AG, ADR	2,688		2,688
115	185	300	Roche Holding AG	12,020	19,369	31,389

7		7	Swisscom AG	2,109		2,109
154	198	352	UBS AG	10,893	14,012	24,905
27	75	102	Zurich Financial Services AG	4,272	11,770	16,042
				53,078	103,384	156,462

See unaudited notes to pro forma financial statements.

10

Taiwan (0.8%)
65		65	Ase Test LTD*	406			406
996		996	Cheng Shin Rubber Industry Co., LTD	1,157			1,157
600		600	Gigabyte Technology Co., LTD	1,110			1,110
480		480	Hon Hai Precision Industry Co., LTD	1,887			1,887
600		600	Premier Image Technology	963			963
1,000		1,000	Quanta Computer, Inc.	2,101			2,101
5,000		5,000	Sampo Corp.*	1,770			1,770
930		930	Taishin Financial Holdings Co., LTD	820			820
3,080		3,080	Taiwan Cellular Corp.	2,835			2,835
1,240		1,240	Taiwan Semiconductor Manufacturing Co., LTD	2,136			2,136
3,565		3,565	Yuanta Core Pacific Securities Co.	2,405			2,405
				17,590			17,590
Thailand (0.2%)
300		300	Bangkok Expressway PCL	165			165
6,000		6,000	Bank of Ayudhya PCL*	1,776			1,776
5,000		5,000	Charoen Pokphand PCL	460			460
5,000		5,000	Land and Houses PCL, Foreign Registered Shares	1,381			1,381
				3,782			3,782
The Netherlands (5.5%)
347	670	1,017	ABN AMRO Holding NV	7,494		14,424	21,918

433		433	Aegon NV	5,612			5,612
68		68	ASML Holding NV*	1,059			1,059
50		50	IHC Caland NV	2,350			2,350
140	409	549	ING Groep NV	2,969		8,666	11,635

553		553	Koninklijke KPN NV*	3,969			3,969
123	517	640	Koninklijke Philips Electronics NV	3,314		13,900	17,214

50		50	Philips Electronics - NY Shares, ADR	1,341			1,341
	679	679	Reed Elsevier NV			9,498	9,498
100		100	Royal Dutch Petroleum Co.	4,860			4,860
270		270	Royal Dutch Petroleum Co., ADR	13,138			13,138
43		43	Royal Nedlloyd NV	1,376			1,376
188		188	TPG NV	4,051			4,051
55		55	Unilever NV	3,626			3,626
28		28	Unilever NV, New York Shares	1,815			1,815
81		81	VNU NV	2,243			2,243
	555	555	Wolters Kluwer NV			9,284	9,284

9		9	World Online International*	0	^^		0	^^
				59,217		55,772	114,989
United Kingdom (21.6%)
404		404	Abbey National PLC	3,247			3,247
400		400	Aggreko PLC	1,140			1,140

See unaudited notes to pro forma financial statements.

11

	1,173	1,173	Allied Domecq PLC		9,250	9,250
55		55	AstraZeneca PLC	2,593		2,593
30		30	AstraZeneca PLC, ADR	1,436		1,436
200	819	1,019	Aviva PLC	1,949	7,951	9,900
75		75	AWG PLC	774		774
40,322		40,322	AWG PLC, Redeemable Shares	65		65
382		382	BAE Systems PLC	1,415		1,415
427	2,088	2,515	Barclays PLC	3,840	18,743	22,583
	2,298	2,298	BG Group PLC		13,239	13,239
40		40	BOC Group PLC	650		650
162		162	Boots Group LTD	1,759		1,759
925		925	BP PLC	7,984		7,984
449		449	British Sky Broadcasting PLC	5,302		5,302
1,849		1,849	BT Group PLC	5,837		5,837
269	2,144	2,413	Centrica PLC	1,044	8,280	9,324
100	1,081	1,181	Compass Group PLC	628	6,771	7,399
303		303	Diageo PLC	4,070		4,070
	718	718	GKN PLC		2,910	2,910
13		13	Glaxo Wellcome PLC	546		546
617	1,236	1,853	GlaxoSmithKline PLC	12,772	25,482	38,254
129		129	Hanson PLC	985		985
370		370	HBOS PLC	4,785		4,785
200		200	Hilton Group PLC	879		879
	2,083	2,083	HSBC Holdings PLC (Hong Kong Registered Shares)		30,166	30,166
678		678	HSBC Holdings PLC	9,752		9,752
877		877	Imperial Chemical Industries PLC	3,402		3,402
	703	703	Intercontinental Hotels Group PLC		6,568	6,568
129		129	International Power PLC	320		320
180		180	Intralot SA - Intergrated Lottery *	3,311		3,311
92		92	J. Sainsbury PLC	453		453
	1,862	1,862	Kingfisher PLC		9,313	9,313
734		734	Lloyds TSB Group PLC	5,483		5,483
172		172	Marks & Spencer Group PLC	839		839
	2,627	2,627	Morrison (WM.) Supermarkets		11,134	11,134
292	1,401	1,693	National Grid Transco PLC	2,224	10,613	12,837
100		100	Pearson PLC	1,172		1,172
215		215	Prudential Corp. PLC	1,684		1,684
55	626	681	Reckitt Benckiser PLC	1,431	16,229	17,660
555		555	Rentokil Initial PLC	1,850		1,850
1,500		1,500	Royal & Sun Alliance Insurance Group	2,125		2,125
447	463	910	Royal Bank of Scotland Group PLC	13,397	13,843	27,240
	633	633	Schroders PLC (Non-Voting Shares)		6,255	6,255
	110	110	Schroders PLC		1,227	1,227
92		92	Scottish Power PLC	627		627
1,920		1,920	Shell Transport & Trading Co., PLC	13,229		13,229
20		20	Shire Pharmaceuticals Group PLC, ADR*	555		555

See unaudited notes to pro forma financial statements.

12

200		200	Shire Pharmaceuticals Group PLC*	1,834		1,834
483		483	Smith & Nephew PLC	4,893		4,893
418		418	Smiths Group PLC	5,177		5,177
	516	516	Standard Chartered PLC		7,866	7,866
110		110	Taylor Woodrow PLC	546		546
	4,344	4,344	Tesco PLC		19,083	19,083
	842	842	The British Land Co., PLC		9,675	9,675
552		552	Unilever PLC	5,201		5,201
1,978	14,861	16,839	Vodafone Group PLC	4,785	35,944	40,729
365		365	Vodafone Group, ADR	8,956		8,956
80		80	William Hill PLC	757		757
	1,144	1,144	Wolseley PLC		16,671	16,671
410		410	Yell Group PLC	2,306		2,306
				160,009	287,213	447,222
Total Common Stocks (Cost $1,693,541)				1,017,575	1,019,050	2,036,625
Convertible Bond (0.0%)^
France (0.0%)^
	32	32	AXA SA, 0.00%, 12/21/04*		639	639
Total Convertible Bond (Cost $473)					639	639
Money Market Fund (2.0%)
United States (2.0%)
40,602		40,602	One Group Prime Money Market (a)	40,602		40,602
Total Money Market Fund (Cost $40,602)				40,602		40,602

Total (Cost $1,734,616) - 100.0%				$1,058,177	$1,019,689	$2,077,866

*      Non-income producing security.

#      All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.

^^    Amount rounds to less than one thousand.

^      Amount rounds to less than 0.1%

(a)   Affiliated Money Market Fund.

See unaudited notes to pro forma financial statements.

13

One Group Diversified International Fund/JPMorgan Fleming International Equity Fund

Pro forma Combined Statement of Assets and Liabilities

as of April 30, 2004 (Unaudited)

(Amounts in Thousands, except per share data)

	One Group Diversified International Fund	JPMorgan Fleming International Equity Fund	Pro forma Adjustments		Pro forma Combined JPMorgan International Equity Fund
ASSETS:
Investments in non-affiliates, at value	$1,017,575	$1,019,689			$2,037,264
Investments in affiliates, at value	40,602	—			40,602
Total investment securities, at value	1,058,177	1,019,689	—		2,077,866
Investments held as collateral for securities lending program	230,163	168,361			398,524
Cash	—	38,674			38,674
Foreign currency, at value	2,021	1,248			3,269
Receivables:
Investment securities sold	3,901	4,657			8,558
Fund shares sold	62	2,245			2,307
Interest and dividends	5,757	4,107			9,864
Foreign tax reclaim	436	435			871
Securities lending (net)	—	31			31
Total Assets	1,300,517	1,239,447	—		2,539,964

LIABILITIES:
Payables:
Investment securities purchased	1,882	—			1,882
Collateral for securities lending program	230,163	168,361			398,524
Fund shares redeemed	32	395			427
Accrued liabilities:
Investment advisory fees	726	717			1,443
Administration fees	147	90			237
Shareholder servicing fees	—	90			90
Distribution fees	18	12			30
Custodian fees	—	185			185
Trustees’ fees - deferred compensation plan	—	13			13
Other	624	93			717
Total Liabilities	233,592	169,956	—		403,548
Total Net Assets	$1,066,925	$1,069,491	$—		$2,136,416

NET ASSETS:
Paid in capital	$983,143	$954,572			$1,937,715
Accumulated undistributed (overdistributed) net investment income	6,609	1,711			8,320
Accumulated net realized gain (loss) on investment transactions	(121,460)	(31,248)			(152,708)
Net unrealized appreciation (depreciation) of investments	198,633	144,456			343,089
Total Net Assets	$1,066,925	$1,069,491	$—		$2,136,416
Class A	$36,014	$41,906			$77,920	(a)
Class B	$9,922	$508			$10,430	(a)
Class C	$1,665	$4,210			$5,875	(a)
Class I	$1,019,324	$—	$(1,019,324)		$—	(a)
Select	$—	$1,022,867	$1,019,324		$2,042,191	(a)
Total Net Assets	$1,066,925	$1,069,491	$—		$2,136,416
Shares of beneficial interest outstanding ($0.001 par value; unlimited number of shares authorized):
Class A	2,648	1,640	(1,239	)(b)	3,049
Class B	802	20	(412	)(b)	410
Class C	135	166	(69	)(b)	232
Class I	74,627	—	(74,627	)(b)	—
Select	—	39,955	39,817	(b)	79,772
Net Asset Value:
Class A (and redemption price)	$13.60	$25.56			$25.56
Class B *	$12.37	$25.45			$25.45
Class C *	$12.37	$25.40			$25.40
Class I (and redemption price)	$13.66	$—			$—
Select (and redemption price)	$—	$25.60			$25.60
Cost of investments	$859,456	$875,160			$1,734,616
Cost of foreign currency	$2,025	$1,251			$3,276

*      Redemption price may be reduced by contingent deferred sales charge.

(a)   Reflects total combined net assets due to the merger.

(b)   Reflects the adjustment to the  number of shares outstanding due to the merger.

See unaudited notes to pro forma financial statements.

14

One Group Diversified International Fund/JPMorgan Fleming International Equity Fund

Pro forma Combining Statement of Operations

For the twelve months ended April 30, 2004 (Unaudited)

(Amounts in Thousands)

	One Group Diversified International Fund		JPMorgan Fleming International Equity Fund	Pro forma Adjustments		Pro forma Combining JP Morgan International Equity Fund
Investment Income
Interest income	$117		$54	$—		$171
Dividend income	23,457		19,316	—		42,773
Dividend income from affiliated investments	335		—	—		335
Securities lending (net)	724		187	—		911
Foreign taxes withheld	(2,345)		(1,658)	—		(4,003)
Total Investment Income	22,288		17,899	—		40,187

Expenses
Investment advisory fees	7,716		7,961	(1,597	)(a)	14,080
Administration fees	1,556		1,194	(944	)(a)	1,806
Shareholder servicing fees	—		1,991	2,409	(a)	4,400
Distribution fees	160		63	(45	)(a)	178
Custodian fees	597		577	713	(b)	1,887
Interest expense	—		— ^	—		—	^
Printing and postage	82		84	(10	)(c)	156
Professional fees	18		101	(20	)(c)	99
Registration expenses	71		90	(10	)(c)	151
Transfer agent fees	282		119	(206	)(b)	195
Trustees’ fees	11		11	—		22
Other	98		29	—		127
Total expenses	10,591		12,220	290		23,101
Less: amounts waived	182		3,348	698	(d)	4,228
Less: earnings credits	—		— ^	—		—	^
Less: expense reimbursements	—		21	—		21
Net expenses	10,409		8,851	(408)		18,852
Net investment income (loss)	11,879		9,048	408		21,335

Realized and Unrealized Gain (Loss) on Investments
Net Realized gain (loss) on transactions from:
Investments	18,632		(4,578)	—		14,054
Futures	10,546	*	—	—		10,546
Foreign exchange contracts	—		593	—		593
Change in net unrealized appreciation/depreciation of:
Investments	233,874	~	186,625	—		420,499
Foreign currency translations	—		(165)	—		(165)
Net realized and unrealized gain on investments, futures and foreign exchange transactions	263,052		182,475	—		445,527
Net increase (decrease) in net assets from operations	$274,931		$191,523	$408		$466,862

*      Includes gain (loss) from foreign currency.

~      Includes change in unrealized from futures and/or foreign currency.

(a)   Reflects revised Investment Advisory, Adminstration, Shareholder servicing and distribution fees due to the adoption of the New Fee Structure, which will become effective independent of the merger.

(b)   Reflects revised contractual vendor agreements due to the proposed merger.

(c)   Reflects the elimination of duplicative fund level fees due to the proposed merger.

(d)   Reflects revised contractual expense reductions due to the adoption of the New Fee Structure and the proposed merger.

^      Amount rounds to less than one thousand.

See unaudited notes to pro forma financial statements.

15

Unaudited Pro Forma Financial Statements

One Group Diversified International Fund/JPMorgan Fleming International Equity Fund

Notes to Pro Forma Financial Statements (Unaudited)

1.     Basis of Combination:

The unaudited Pro Forma Combined Portfolio of Investments and Pro Forma Combined Statement of Assets and Liabilities reflect the accounts of One Group Diversified International Fund (“DIF”) and JPMorgan Fleming International Equity Fund (“FIEF”) as though the acquisition had been effective on April 30, 2004.  The Pro Forma Combining Statement of Operations has been prepared as though the acquisition had been in effect on May 1, 2003.

The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of DIF in exchange for the shares of FIEF as described in the plan of reorganization. If the reorganization is approved by the shareholders, the surviving fund, FIEF, will be renamed JPMorgan International Equity Fund.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of DIF and FIEF, which have been incorporated by reference from their respective Statements of Additional Information.

2.     Shares of Beneficial Interest:

Under the proposed reorganization, each shareholder of DIF would receive shares of FIEF with a value equal to their holding in DIF.  Holders of DIF Class A shares, Class B shares, Class C shares and Class I shares would receive FIEF Class A shares, Class B shares, Class C shares and Select shares, respectively.  Therefore, as a result of the proposed reorganization, current shareholders of DIF will become shareholders in FIEF Class A shares, Class B shares, Class C shares and Select shares.

The Pro Forma net asset value per share assumes the issuance of additional shares of FIEF, which would have been issued on April 30, 2004 in connection with the proposed reorganization.  The amount of additional shares assumed to be effected was calculated based on the April 30, 2004 net assets of DIF and the net asset value per share of FIEF.

Amount in thousands, except per share data:

	FIEF Class A shares	FIEF Class B shares	FIEF Class C shares	FIEF Select shares
Pro Forma Increase in Shares	1,409	390	66	39,817
Pro Forma Net Assets 4/30/04	$36,014	$9,922	$1,665	$1,019,324
Pro Forma Net Asset Value 4/30/04	$25.56	$25.45	$25.40	$25.60

3.     Pro Forma Operations:

Certain expenses have been adjusted to reflect the expected expenses of the combined entity.  The adjustments are presented for the purpose of illustrating the effect of the adoption of a new fee structure implemented in connection with the overall reorganization of the JPMorgan Funds and One Group Funds and independent of the proposed merger (the “New Fee Structure”) as if the New Fee Structure had taken effect on May 1, 2003.  The merger adjustments represent those adjustments needed to present the results of operations of the combined FIEF as if the proposed merger had taken effect on May 1, 2003.  The resulting Pro Forma Combined FIEF Statement of Operations represents the pro forma results of operations as if both the New Fee Structure and proposed merger had taken effect on May 1, 2003.

The merger adjustments are based on the contractual agreements that will be in effect at February 19, 2005 (the proposed date for the reorganization) at the combined level of average net assets as if the reorganization had been effective on May 1, 2003.

16

PART B

J.P. MORGAN SERIES TRUST

JPMorgan Global Healthcare Fund

Statement of Additional Information

October 29, 2004

Acquisition of the Assets and Liabilities of One Group Health Sciences Fund (“Health Sciences Fund”) (a series of One Group® Mutual Funds) 1111 Polaris Parkway Columbus, Ohio 43271-1235	By and in Exchange for Shares of JPMorgan Global Healthcare Fund (“Global Healthcare Fund”) (a series of J.P. Morgan Series Trust) 522 Fifth Avenue New York, New York 10036

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated October 29, 2004, relating specifically to the proposed transfer of all of the assets of the Health Sciences Fund to the Global Healthcare Fund and the assumption of all the liabilities of the Health Sciences Fund in exchange for shares of the Global Healthcare Fund having an aggregate value equal to those of the Health Sciences Fund.  To obtain a copy of the Proxy Statement/Prospectus, please write to JPMorgan Funds at 522 Fifth Avenue, New York, New York 10036 or call (800) 348-4782.  The transfers are to occur pursuant to an Agreement and Plan of Reorganization.  Unless otherwise indicated, capitalized terms used herein have the same meaning as are given to them in the Proxy Statement/Prospectus.

1.	General Information

2.	Financial Statements

3.	Pro Forma Financial Statements and Notes for One Group Health Sciences Fund and JPMorgan Global Healthcare Fund.

GENERAL INFORMATION

A Special Meeting of Shareholders of One Group Funds to consider the Reorganizations will be held at the offices of J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York  10036, on Thursday, January 20, 2005, at 9:00 a.m., Eastern time.  For further information about the Reorganizations, see the Proxy Statement/Prospectus.

FINANCIAL STATEMENTS

This Statement of Additional Information of the Global Healthcare Fund consists of this cover page, the accompanying pro forma financial statements and related notes and the following documents, each of

1

which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1.                                       The Statement of Additional Information for the Health Sciences Fund dated October 29, 2004 (Accession Number 0001193125-04-149537);

2.                                       The Statement of Additional Information for the Global Healthcare Fund filed October    , 2004 (Accession Number                                                            );

3.                                       The Financial Statements of the Health Sciences Fund as included in the Fund’s Annual Report filed for the year ended June 30, 2004 (Accession Number 0000950152-04-006781);

4.                                       The Financial Statements of the Global Healthcare Fund as included in the Fund’s Annual Report filed for the year ended October 31, 2003 (Accession Number 0001047469-03-042435);

5.                                       The Financial Statements of the Health Sciences Fund as included in the Fund’s Semi-Annual Report filed for the period ended December 31, 2003 (Accession Number 0000950152-04-001707); and

6.                                       The Financial Statements of the Global Healthcare Fund as included in the Fund’s Semi-Annual Report filed for the period ending April 30, 2004 (Accession Number 0001047469-04-021730).

Shown below are the financial statements for each Fund and pro forma financial statements for the combined funds, assuming the reorganization is consummated as of                       .  The first table presents Portfolio of Investments for each Fund and pro forma figures for the combined fund.  The second table presents Statements of Assets and Liabilities for each Fund and estimated pro forma figures for the combined fund.  The third table presents Statements of Operations for each Fund and estimated pro forma figures for the combined fund.  These tables are followed by the Notes to the Pro Forma Financial Statements.

[If One Group Fund is less than 10% of JPMorgan Fund as of 30 days before filing of the Form N-14, no pro forma information needed]

2

One Group Health Sciences Fund / JPMorgan Global Healthcare Fund

Pro forma Combined Portfolio of Investments	April 30, 2004
(Amounts in thousands)
(Unaudited)

	JPMorgan
One Group	Global					One Group	JPMorgan
Health Sciences	Healthcare		Pro forma			Health Sciences	Global Healthcare	Pro forma
Fund	Fund		Combined			Fund	Fund	Combined
Shares	Shares		Shares		Security Description	Value	Value	Value
Common Stocks (98.9%)
Belgium (0.2%)
	2		2		UCB SA		$72	$72
Canada (1.5%)
22			22		Angiotech Pharmaceuticals, Inc., *	$463		463
Denmark (0.4%)
	3		3		Novo-Nordisk A/S, Class B		122	122
France (0.7%)
	3		3		Aventis SA		205	205
Germany (0.3%)
	2		2		Schering AG		98	98
Israel (0.4%)
	1		1		Taro Pharmaceutical Industries LTD *		37	37
	1		1		Teva Pharmaceutical Industries LTD,		86	86

							123	123
Japan (0.9%)
	5		5		Fujisawa Pharmaceutical Co., LTD		115	115
	3		3		Suzuken Co., LTD		95	95
	4		4		Taisho Pharmaceutical Co., LTD		78	78

							288	288
Switzerland (3.6%)
	12		12		Novartis AG		517	517
	5		5		Roche Holding AG		505	505
	0	^^	0	^^	Synthes-Stratec, Inc.		93	93

							1,115	1,115
United Kingdom (1.9%)
	8		8		AstraZeneca PLC		363	363
	3		3		Galen Holdings PLC		36	36
	8		8		GlaxoSmithKline PLC		173	173

							572	572
United States (89.0%)
7	4		11		Abbott Laboratories	291	196	487
	3		3		Able Laboratories, Inc. *		51	51
	4		4		Adolor Corp. *		65	65
8			8		Allergan, Inc.	660		660
8			8		AmerisourceBergen Corp.	480		480
32	6		38		Amgen, Inc. *	1,788	356	2,144
11	2		13		Anthem, Inc. *	974	150	1,124

See unaudited notes to pro forma financial statements.

3

	3		3		AtheroGenics, Inc. *		62		62
	2		2		Becton, Dickinson & Co.		119		119
11	3		14		Biogen Idec, Inc. *	661	151		812
23	2		25		Boston Scientific Corp. *	943	99		1,042
10			10		Caremark Rx, Inc. *	339			339
	5		5		Cypress Bioscience, Inc. *		78		78
	2		2		Cytokinetics, Inc. *		33		33
13	8		21		Eli Lilly & Co.	982	599		1,581
4			4		Express Scripts, Inc. *	278			278
6			6		Fisher Scientific International *	351			351
11	1		12		Forest Laboratories, Inc. *	677	73		750
9	1		10		Genentech, Inc. *	1,044	113		1,157
8			8		Genzyme Corp. *	353			353
15	2		17		Gilead Sciences, Inc. *	940	94		1,034
	5		5		Guidant Corp.		290		290
	3		3		HCA, Inc.		141		141
	1		1		ImClone Systems, Inc. *		51		51
7	14		21		Johnson & Johnson	381	762		1,143
	3		3		Mariner Health Care, Inc. *		59		59
	1		1		Medicis Pharmaceutical Corp., Class A		46		46
20			20		Medimmune, Inc. *	473			473
25	5		30		Medtronic, Inc.	1,259	253		1,512
31	5		36		Merck & Co., Inc.	1,462	244		1,706
10			10		Omnicare, Inc.	419			419
	2		2		PacifiCare Health Systems *		66		66
52	29		81		Pfizer, Inc.	1,849	1,021		2,870
6			6		Pharmaceutical Resources, Inc. *	242			242
19			19		Protein Design Labs, Inc. *	472			472
	1		1		Sepracor, Inc. *		55		55
16			16		Sierra Health Services, Inc. *	594			594
9			9		St. Jude Medical, Inc. *	686			686
16			16		Trimeris, Inc. *	240			240
12			12		UnitedHealth Group, Inc.	750			750
	1		1		Varian Medical Systems, Inc. *		67		67
16			16		Watson Pharmaceuticals, Inc. *	559			559
	1		1		WellPoint Health Networks, Inc. *		74		74
38	7		45		Wyeth	1,444	263		1,707
	2		2		Zimmer Holdings, Inc. *		166		166
						21,591	5,797		27,388
Total Common Stocks (Cost $25,798)						22,054	8,392		30,446
Money Market Fund (1.1%)
	0	^^	0	^^	JPMorgan Prime Money Market Fund (a)		0	^^	0	^^
332			332		One Group Prime Money Market (a)	332			332
Total Money Market Fund (Cost $332)						332	0	^^	332

Total (Cost $26,130) - 100.0%						$22,386	$8,392		$30,778

See unaudited notes to pro forma financial statements.

4

^^            Amount rounds to less than one thousand.

*                 Non-income producing.

(a)          Affiliated money market.

See unaudited notes to pro forma financial statements.

5

One Group Health Sciences Fund/JPMorgan Global Healthcare Fund

Pro forma Combined Statement of Assets and Liabilities

as of April 30, 2004 (Unaudited)

(Amounts in Thousands, except per share data)

	One Group Health Sciences Fund	JPMorgan Global Healthcare Fund	Pro forma Adjustments		Pro forma Combined JP Morgan Global Healthcare Fund
ASSETS:
Investments in non-affiliates, at value	$22,054	$8,392			$30,446
Investments in affiliates, at value	332	—			332
Total investment securities, at value	22,386	8,392	—		30,778
Investments held as collateral for securities lending program	1,855	266			2,121
Foreign currency, at value	—	18			18
Receivables:
Investment securities sold	—	325			325
Fund shares sold	47	4			51
Interest and dividends	2	3			5
Foreign tax reclaim	—	10			10
Unrealized appreciaton on forward foreign currency exchange contracts	—	78			78
Expense reimbursements	—	7			7
Total Assets	24,290	9,103	—		33,393

LIABILITIES:
Payables:
Due to custodian	—	92			92
Investment securities purchased	56	128			184
Collateral for securities lending program	1,855	266			2,121
Fund shares redeemed	41	69			110
Unrealized depreciaton on forward foreign currency exchange contracts	—	78			78
Accrued liabilities:
Investment advisory fees	7	—			7
Administration fees	3	—			3
Distribution fees	11	—			11
Custodian fees	—	29			29
Other	59	47			106
Total Liabilities	2,032	709	—		2,741
Total Net Assets	$22,258	$8,394	$—		$30,652

NET ASSETS:
Paid in capital	$21,983	$14,584			$36,567
Accumulated undistributed (overdistributed) net investment income	(196)	46			(150)
Accumulated net realized gain (loss) on investments and foreign exchange transactions	(2,838)	(7,577)			(10,415)
Net unrealized appreciation (depreciation) of investments and foreign exchange translations	3,309	1,341			4,650
Total Net Assets	$22,258	$8,394	$—		$30,652
Class A	$10,867	$182	$—		$11,049	(a)
Class B	$9,910	$—	$—		$9,910	(a)
Class C	$1,049	$—	$—		$1,049	(a)
Class I	$432	$—	$(432)		$—	(a)
Select	$—	$8,212	$432		$8,644	(a)
Total Net Assets	$22,258	$8,394	$—		$30,652
Shares of beneficial interest outstanding ($0.001 par value; unlimited number of shares authorized):
Class A	981	13	(230	)(b)	764
Class B	912	—	(227	)(b)	685
Class C	97	—	(24	)(b)	73
Class I	39	—	(39	)(b)	—
Select	—	614	32	(b)	646
Net Asset Value:
Class A (and redemption price)	$11.08	$14.47			$14.47
Class B *	$10.86	$—			$14.47
Class C *	$10.86	$—			$14.47
Class I (and redemption price)	$11.15	$—			$—
Select (and redemption price)	$—	$13.36			$13.36
Cost of investments	$19,078	$7,052			$26,130
Cost of foreign currency	$—	$18			$18

*      Redemption price may be reduced by contingent deferred sales charge.

(a)   Reflects total combined net assets due to the merger.

(b)   Reflects the adjustment to the number of shares outstanding due to the merger.

See unaudited notes to pro forma financial statements.

6

One Group Health Sciences Fund/JPMorgan Global Healthcare Fund

Pro forma Combining Statement of Operations

For the twelve months ended April 30, 2004 (Unaudited)

(Amounts in Thousands)

	One Group Health Sciences Fund		JPMorgan Global Healthcare Fund	Pro forma Adjustments		Pro forma Combining Global Healthcare Fund
Investment Income
Interest income	$—		$6	$—		$6
Dividend income	148		169	—		317
Dividend income from affiliated investments *	4		—	—		4
Securities lending (net)	1		—	—		1
Foreign taxes withheld	—		(13)	—		(13)
Total Investment Income	153		162	—		315

Expenses
Investment advisory fees	159		139	(44	)(a)	254
Administration fees	30		17	(16	)(a)	31
Shareholder servicing fees	—		28	47	(a)	75
Distribution fees	125		—	(31	)(a)	94
Custodian fees	8		98	(19	)(b)	87
Printing and postage	3		12	—		15
Professional fees	5		58	(5	)(c)	58
Registration expenses	27		32	(10	)(c)	49
Transfer agent fees	121		54	(58	)(b)	117
Other	5		5	—		10
Total expenses	483		443	(136)		790
Less: amounts waived	113		184	(56	)(d)	241
Less: expense reimbursements	—		92	—		92
Net expenses	370		167	(80)		457
Net investment income (loss)	(217)		(5)	80		(142)

Realized and Unrealized Gain (Loss) on Investments
Net Realized gain (loss) on transactions from:
Investments	1,297		230	—		1,527
Futures	(1	)*	—	—		(1)
Foreign exchange contracts	—		(82)	—		(82)
Change in net unrealized appreciation/depreciation of:
Investments	2,284		1,547	—		3,831
Futures	—		—	—		—
Foreign currency translations	—		26	—		26
Net realized and unrealized gain on investments, futures, foreign exchange transactions and written options	3,580		1,721	—		5,301
Net increase (decrease) in net assets from operations	$3,363		$1,716	$80		$5,159

*      Includes gain (loss) from futures and/or options.

(a)   Reflects revised Investment Advisory, Adminstration, Shareholder servicing and distribution fees due to the adoption of the New Fee Structure, which will become effective independent of the merger.

(b)   Reflects revised contractual vendor agreements due to the proposed merger.

(c)   Reflects the elimination of duplicative fund level fees due to the proposed merger.

(d)   Reflects revised contractual expense reductions due to the adoption of the New Fee Structure and the proposed merger.

7

Unaudited Pro Forma Financial Statements

One Group Health Sciences Fund/JPMorgan Global Healthcare Fund

Notes to Pro Forma Financial Statements (Unaudited)

1.              Basis of Combination:

The unaudited Pro Forma Combined Portfolio of Investments and Pro Forma Combined Statetement of Assets and Liabilities reflect the accounts of One Group Health Sciences Fund (“HSF”) and JPMorgan Global Healthcare Fund (“GHF”) as though the acquisition had been effective on April 30, 2004.  The Pro Forma Combining Statement of Operations has been prepared as though the acquisition had been in effect on May 1, 2003.

The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of HSF in exchange for the shares of GHF as described in the plan of reorganization. If the reorganization is approved by the shareholders, the surviving fund, GHF, will be renamed JPMorgan Global Healthcare Fund.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of HSF and GHF, which have been incorporated by reference from their respective Statements of Additional Information.

2.              Shares of Beneficial Interest:

Under the proposed reorganization, each shareholder of HSF would receive shares of GHF with a value equal to their holding in HSF.  Holders of HSF Class A shares, Class B shares, Class C shares and Class I shares would receive GHF Class A shares, Class B shares, Class C shares and Select shares, respectively.  Therefore, as a result of the proposed reorganization, current shareholders of HSF will become shareholders in GHF Class A shares, Class B shares, Class C shares and Select shares.

The Pro Forma net asset value per share assumes the issuance of additional shares of GHF, which would have been issued on April 30, 2004 in connection with the proposed reorganization.  The amount of additional shares assumed to be effected was calculated based on the April 30, 2004 net assets of HSF and the net asset value per share of GHF.

Amount in thousands, except per share data:

	GHF Class A shares	GHF Class B shares	GHF Class C shares	GHF Select shares
Pro Forma Increase in Shares	751	685	73	32
Pro Forma Net Assets 4/30/04	$10,867	$9,910	$1,049	$432
Pro Forma Net Asset Value 4/30/04	$14.47	$14.47	$14.47	$13.36

3.              Pro Forma Operations:

Certain expenses have been adjusted to reflect the expected expenses of the combined entity.  The adjustments are presented for the purpose of illustrating the effect of the adoption of a new fee structure implemented in connection with the overall reorganization of the JPMorgan Funds and One Group Funds and independent of the proposed merger (the “New Fee Structure”) as if the New Fee Structure had taken effect on May 1, 2003.  The merger adjustments represent those adjustments needed to present the results of operations of the combined GHF as if the proposed merger had taken effect on May 1, 2003.  The resulting Pro Forma Combined GHF Statement of Operations represents the pro forma results of operations as if both the New Fee Structure and proposed merger had taken effect on May 1, 2003.

The merger adjustments are based on the contractual agreements that will be in effect at February 19, 2005 (the proposed date for the reorganization) at the combined level of average net assets as if the reorganization had been effective on May 1, 2003.

8

FORM OF PROXY

One Group® Mutual Funds
One Group Diversified Equity Fund
One Group Balanced Fund
One Group Intermediate Tax-Free Bond Fund
One Group Diversified International Fund
One Group Health Sciences Fund

(collectively, the “One Group Funds”)

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES FOR THE SPECIAL MEETING OF THE SHAREHOLDERS TO BE HELD ON JANUARY 20, 2005

The undersigned hereby appoints Robert L. Young, Scott E. Richter, Nina O. Shenker and John A. Shallow, and each of them, attorneys-in-fact and proxies for the undersigned, with full power of substitution, and revocation to represent the undersigned and to vote on behalf of the undersigned all shares of One Group Funds listed above, which the undersigned is entitled to vote at the Special Meeting of Shareholders to be held at 522 Fifth Avenue, New York, New York  10036 on January 20, 2005, [at 9:00] a.m., and at any adjournments thereof.  The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and hereby instructs said attorneys and proxies to vote said shares as indicated hereon.  If no direction is made, this proxy will be voted for Proposal 1.  In their discretion, the attorneys-in-fact and proxies are authorized to vote upon such other business as may properly come before the Special Meeting of Shareholders in person or by substitute (or, if only one shall be so present, then that one) and shall have and may exercise all of the power and authority of said proxies hereunder.  The undersigned hereby revokes any proxy previously given.

PLEASE VOTE, DATE AND SIGN ON THE REVERSE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE.

Note: Please sign exactly as your name appears on this proxy.  Joint owners should each sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, this signature should be that of an authorized officer who should state his or her title.  When signing as attorney, executor, administrator, trustee, guardian or corporate officer, please give your full title.  The undersigned authorizes the proxies to vote and otherwise represent the undersigned on any other matter that may properly come before the Special Meeting or any adjournment or postponement thereof in the discretion of the proxies.

IF YOUR ADDRESS HAS CHANGED, PROVIDE YOUR NEW ADDRESS.	DO YOU HAVE ANY COMMENTS?

CONTROL NUMBER:

RECORD DATE SHARES:

Shareholder sign here	Co-Owner sign here

Print Name and Title (if applicable)	Print Name and Title (if applicable)

Date

PLEASE BE SURE TO SIGN AND DATE THIS PROXY CARD AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE

☒ PLEASE MARK VOTES AS IN THIS EXAMPLE

Proposal 1 (All Funds)

To approve or disapprove an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of your One Group Fund in exchange for shares of the corresponding JPMorgan Fund and the subsequent liquidation of your One Group Fund:

a.	One Group Diversified Equity Fund	For	Against	Abstain
	(corresponding JPMorgan Fund:	☐	☐	☐
JPMorgan U.S. Equity Fund)

b.	One Group Balanced Fund	For	Against	Abstain
	(corresponding JPMorgan Fund:	☐	☐	☐
JPMorgan Diversified Fund)

c.	One Group Intermediate Tax-Free Bond	For	Against	Abstain
	Fund (corresponding JPMorgan	☐	☐	☐
Fund: JPMorgan Intermediate Tax
Free Income Fund)

d.	One Group Diversified International	For	Against	Abstain
	Fund (corresponding JPMorgan	☐	☐	☐
Fund: JPMorgan Fleming
International Equity Fund)

e.	One Group Health Sciences Fund	For	Against	Abstain
	(corresponding JPMorgan Fund:	☐	☐	☐
JPMorgan Global Healthcare Fund)

OR, VOTE BY TELEPHONE

It’s fast, convenient, and immediate!
Call Toll-Free on a Touch-Tone Phone

FOLLOW THESE FOUR EASY STEPS:

1.                                       READ THE ACCOMPANYING COMBINED PROXY STATEMENT/PROSPECTUS.

2.                                       CALL THE TOLL-FREE NUMBER

[              ]

THERE IS NO CHARGE FOR THIS CALL.

3.                                       ENTER YOUR CONTROL NUMBER LOCATED ON YOUR PROXY CARD.

4.                                       FOLLOW THE RECORDED INSTRUCTIONS.

YOUR VOTE IS IMPORTANT!
Call [                  ] anytime!

OR, VOTE BY INTERNET
It’s fast, convenient, and your vote is immediately confirmed and posted.
FOLLOW THESE FOUR EASY STEPS:

1.                                       READ THE ACCOMPANYING COMBINED PROXY STATEMENT/PROSPECTUS.

2.                                       GO TO THE WEBSITE

http://www.[                           ]

3.                                       ENTER YOUR CONTROL NUMBER LOCATED ON YOUR PROXY CARD.

4.                                       FOLLOW THE INSTRUCTIONS PROVIDED.

YOUR VOTE IS IMPORTANT!
Go to http://www.[                               ] anytime!

DO NOT RETURN YOUR PROXY CARD IF YOU ARE VOTING BY TELEPHONE OR INTERNET

DETACH CARD

J.P. MORGAN INSTITUTIONAL FUNDS

PART C

Item 15            Indemnification

Reference is made to Section 5.3 of Registrant’s Declaration of Trust and Section 5 of Registrant’s Distribution Agreement.

Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16            Exhibits

(1)(a)	Declaration of Trust, as amended, was filed as Exhibit No. 1 to Post-Effective Amendment No. 25 to the Registration Statement filed on September 26, 1996 (Accession Number 0000912057-96-021281).

(b)

Amendment No. 5 to Declaration of Trust; Amendment and Fifth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

(c)

Amendment No. 6 to Declaration of Trust; Amendment and Sixth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(b) to Post-Effective Amendment No. 31 to the Registration Statement on February 28, 1997 (Accession Number 0001016964-97-000041).

(d)

Amendment No. 7 to Declaration of Trust; Amendment and Seventh Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(c) to Post-Effective Amendment No. 32 to the Registration Statement on April 15, 1997 (Accession Number 0001016964-97-000053).

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(e)

Amendment No. 8 to Declaration of Trust; Amendment and Eighth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(d) to Post-Effective Amendment No. 40 to the Registration Statement on October 9, 1997 (Accession Number 0001016964-97-000158).

(f)

Amendment No. 9 to Declaration of Trust; Amendment and Ninth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(e) to Post-Effective Amendment No. 50 to the Registration Statement on December 29, 1997 (Accession Number 0001041455-97-000014).

(g)

Amendment No. 10 to Declaration of Trust; Amendment and Tenth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest and change voting procedures to dollar-based voting was filed as Exhibit No. (a) 6 to Post-Effective Amendment No. 60 to the Registration Statement on December 31, 1998 (Accession Number 0001041455-98-000097).

(h)

Amendment No. 11 to Declaration of Trust Incorporated herein by reference to Post-Effective Amendment No. 63 to the Registration Statement filed on April 29, 1999 (Accession Number 00001041455-99-000041).

(i)

Amendment No. 12 to Declaration of Trust. Incorporated herein by reference to Post-Effective Amendment No. 72 to the Registration Statement filed on April 13, 2000 (Accession Number 00001041455-00-000084).

(j)

Amendment No. 13 to Declaration of Trust. Incorporated herein by reference to Post-Effective Amendment No. 78 to the Registration Statement filed on August 1, 2000 (Accession Number 0000894088-00-000008).

(k)

Amendment No. 14 to Declaration of Trust. Incorporated herein by reference to Post-Effective Amendment No. 78 to the Registration Statement filed on August 1, 2000 (Accession Number 0000894088-00-000008).

(l)

Amendment No. 15 to Declaration of Trust. Incorporated herein by reference to Post-Effective Amendment No. 93 to the Registration Statement filed on October 28, 2002 (Accession Number 0000912057-02-39932).

(m)

Amendment No. 16 to Declaration of Trust. Incorporated herein by reference to Post-Effective Amendment No. 93 to the Registration Statement filed on October 28, 2002 (Accession Number 0000912057-02-39932).

(n)

Amendment No. 17 to Declaration of Trust. Incorporated herein by reference to Post-Effective Amendment No. 93 to the Registration Statement filed on October 28, 2002 (Accession Number 0000912057-02-39932).

(2)(a)	Restated By-Laws of Registrant. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

(b)

Amendment to By-Laws of Registrant. Incorporated herein by reference to Post-Effective Amendment No. 95 to the Registration Statement filed on December 19, 2002 (Accession Number 0001047469-02-007673).

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(c)

Amendment to Restated By-laws of Registrant. Incorporated herein by reference to Post-Effective Amendment No. 71 to the Registration Statement filed on February 28, 2000 (Accession Number 0001041455-00-000056).

(d)	Amendment to Amended and Restated By-Laws filed herewith.

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization filed herewith as Exhibit A to the Proxy Statement/Prospectus.

(5)	The following portions of the Registrant’s Declaration of Trust incorporated hereto, define the rights of shareholders:

Section 5.1.  No Personal Liability of Shareholders, Trustees, etc.  No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust.  No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust.  If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability, he shall not, on account thereof, be held to any personal liability.  The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability.  The rights accruing to a Shareholder under this Section 5.1 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.  Notwithstanding any other provision of this Declaration to the contrary, no Trust Property shall be used to indemnify or reimburse any Shareholder of any Shares of any series other than Trust Property allocated or belonging to that series.

Section 5.2.  Non-Liability of Trustees, etc.  No Trustee, officer, employee or agent of the Trust shall be liable to the Trust or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties.

Section 6.2.  Rights of Shareholders.  The ownership of the Trust Property of every description and the right to conduct any business hereinbefore described are vested exclusively in the Trustees, and the Shareholders shall have no interest therein other than the beneficial interest conferred by their Shares, and they shall have no right to call for any partition or division of any property, profits, rights or interest of the Trust nor can they be called upon to assume any losses of the Trust or suffer an assessment of any kind by virtue of their ownership of Shares.  The Shares shall be personal property giving only the rights specifically set forth in the Declaration.  The Shares shall not entitle the holder to preference, pre-emptive, appraisal, conversion or

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exchange rights, except as Trustees may determine with respect to any series of Shares.

Section 6.8.  Voting Powers.  The Shareholders shall have power to vote only (i) for the removal of Trustees as provided in Section 2.2 hereof, (ii) with respect to any investment advisory or management contract as provided in Section 4.1 hereof, (iii) with respect to termination of the Trust as provided in Section 9.2 hereof, (iv) with respect to any amendment of this Declaration to the extent and as provided in Section 9.3 hereof, (v) with respect to any merger, consolidation or sale of assets as provided in Sections 9.4 and 9.6 hereof, (vi) with respect to incorporation of the Trust or any series to the extent and as provided in Sections 9.5 and 9.6 hereof, (vii) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders, and (viii) with respect to such additional matters relating to the Trust as may be required by the Declaration, the By-Laws or any registration of the Trust with the Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable.  Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote, except that Shares held in the treasury of the Trust shall not be voted.  Shares shall be voted by individual series on any matter submitted to a vote of the Shareholders of the Trust except as provided in Section 6.9(g) hereof.  There shall be no cumulative voting in the election of Trustees.  Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action required by law, the Declaration or the By-Laws to be taken by Shareholders.  At any meeting of Shareholders of the Trust or of any series of the Trust, a Shareholder Servicing Agent is the agent of record and which are not otherwise represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record.  Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for quorum purposes.  The By-Laws may include further provisions for Shareholder votes and meetings and related matters.

Section 7.1.  Redemptions.  In case any Shareholder at any time desires to dispose of his Shares, he may deposit his certificate or certificates therefor, duly endorsed in blank or accompanied by an instrument of transfer executed in blank, or if the Shares are not represented by any certificate, a written request or other such form of request as the Trustees may from time to time authorize, at the office of the Transfer Agent, the Shareholder Servicing Agent which is the agent of record for such Shareholder, or at the office of any bank or trust company, either in or outside of the Commonwealth of Massachusetts, which is a member of the Federal Reserve System and which the said Transfer Agent or the said Shareholder Servicing Agent has designated in writing for that purpose, together with an irrevocable offer in writing in a form acceptable to the Trustees to sell the Shares represented thereby to the Trust at the net asset value per share thereof, next determined after such deposit as provided in Section 8.1 hereof.  Payment for said Shares shall be made to the Shareholder within seven days after the date on which the deposit is made, unless (i) the date of payment is postponed pursuant to Section 7.2 hereof, or (ii) the receipt, or verification of receipt, of the purchase price for the Shares to be redeemed is delayed, in either of which events payment may be delayed beyond seven days.

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Section 7.2.  Suspension of Right of Redemption.  The Trust may declare a suspension of the right of redemption or postpone the date of payment of the redemption proceeds for the whole or any part of any period (i) during which the New York Stock Exchange is closed other than customary week-end and holiday closings, (ii) during which trading on the New York Stock Exchange is restricted, (iii) during which an emergency exists as a result of which disposal by the Trust of securities owned by it is not reasonably practicable or its is not reasonably practicable for the Trust fairly to determine the value of its net assets, or (iv) during which the Commission for the protection of Shareholders by order permits the suspension of the right of redemption or postponement of the date of payment of the redemption proceeds; provided that applicable rules and regulations of the Commission shall govern as to whether the conditions prescribe in (ii), (iii) or (iv) exist.  Such suspension shall take effect at such time as the Trust shall specify but not later than the close of business on the business day next following the declaration of suspension, and thereafter there shall be no right of redemption or payment of the redemption proceeds until the Trust shall declare the suspension at an end, except that the suspension shall terminate in any event on the first day on which said stock exchange shall have reopened or the period specified in (ii) or (iii) shall have expired (as to which, in the absence of an official ruling by the Commission, the determination of the Trust shall be conclusive).  In the case of a suspension of the right of redemption, a Shareholder may either withdraw his request for redemption or receive payment based on the net asset value existing after the termination of the suspension.

Section 7.3.  Redemption of Shares; Disclosure of Holding.  If the Trustees shall, at any time and in good faith, be of the opinion that direct or indirect ownership of Shares has or may become concentrated in any Person to an extent which would disqualify the Trust, or any series of the Trust, as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), then the Trustees shall have the power by lot or other means deemed equitable by them (i) to call for redemption by any such Person a number of Shares of the Trust, or such series of the Trust, into conformity with the requirements for such qualification, and (ii) to refuse to transfer or issue Shares of the Trust, or such series of the Trust, to any Person whose acquisition of the Shares of the Trust, or such series of the Trust, would result in such disqualification.  The redemption shall be effected at the redemption price and in the manner provided in Section 7.1 hereof.

The Shareholders of the Trust shall upon demand disclose to the Trustees in writing such information with respect to direct and indirect ownership of Shares of the Trust as the Trustees deem necessary to comply with the provisions of the Code, or to comply with the requirements of any other authority.  Upon the failure of a Shareholder to disclose such information and to comply with such demand of the Trustees, the Trust shall have the power to redeem such Shares at a redemption price determined in accordance with Section 7.1 hereof.

Article 8.  Determination of Net Asset Value, Net Income and Distributions.  The Trustees, in their absolute discretion, may prescribe and shall set forth in the By-Laws or in a duly adopted vote or votes of the Trustees such bases and times for determining the per Share net asset value of the Shares or net income, or the declaration and payment of dividends and distributions, as they may deem necessary or desirable.

C-5

Section 9.2.  Termination of Trust.  (a) The Trust may be terminated (i) by a Majority Shareholder Vote of its Shareholders, or (ii) by the Trustees by written notice to the Shareholders.  Any series of the Trust may be terminated (i) by a Majority Shareholder Vote of the Shareholders of that series, or (ii) by the Trustees by written notice to the Shareholders of that series.  Upon the termination of the Trust or any series of the Trust:

(i)                                                The Trust or series of the Trust shall carry on no business except for the purpose of winding up its affairs;

(ii)                                             The Trustees shall proceed to wind up the affairs of the Trust or series of the Trust and all the powers of the Trustees under this Declaration shall continue until the affairs of the Trust or series of the Trust shall have been wound up, including the power to fulfill or discharge the contracts of the Trust, collect the assets of the Trust or series of the Trust, sell, convey, assign, exchange, transfer or otherwise dispose of all or any part of the remaining Trust Property of the Trust or series of the Trust to one or more Persons at public or private sale for consideration which may consist in whole or in part of cash, securities or other property of any kind, discharge or pay the liabilities of the Trust or series of the Trust, and to do all other acts appropriate to liquidate the business of the Trust or series of the Trust; provided, that any sale, conveyance, assignment, exchange, transfer or other disposition of all or substantially all of the Trust property of the Trust or series of the Trust shall require Shareholder approval in accordance with Section 9.4 or 9.6 hereof, respectively; and

(iii)                                          After paying or adequately providing for the payment of all liabilities, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining Trust Property of the Trust or series of the Trust, in cash or in kind or partly in cash and partly in kind, among the Shareholders of the Trust or series of the Trust according to their respective rights.

(b)                                            After termination of the Trust or series of the Trust and distribution to the Shareholders of the Trust or series of the Trust as herein provided, a majority of the Trustees shall execute and lodge among the records of the Trust an instrument in writing setting forth the fact of such termination, and the Trustees shall thereupon be discharged from all further liabilities and duties hereunder with respect to the Trust or series of the Trust, and the rights and interests of all Shareholders of the Trust or series of the Trust shall thereupon cease.

Section 9.3.  Amendment Procedure.  (a) This Declaration may be amended by a Majority Shareholder Vote of the Shareholders or by any instrument in writing, without a meeting, signed by a majority of the Trustees and consented to by the holders of not less than a majority of the Shares of the Trust.  The Trustees May also amend this Declaration without the vote or consent of the Shareholders to designate series in accordance with Section 6.9 hereof, to change the name of the Trust, to supply any omission, to cure, correct or supplement any ambiguous, defective or inconsistent provision hereof, or to conform this Declaration to the requirements of applicable federal laws or regulations or the requirements of the

C-6

regulated investment company provisions of the Internal Revenue Code of 1986, as amended, or to (i) change the state or other jurisdiction designated herein as the state or other jurisdiction whose laws shall be the governing law hereof, (ii) effect such changes herein as the Trustees find to be necessary or appropriate (A) to permit the filing of this Declaration under the laws of such state or other jurisdiction applicable to trusts or voluntary associations, (B) to permit the Trust to elect to be treated as a “regulated investment company” under the applicable provisions of the Internal Revenue Code of 1986, as amended, or (C) to permit the transfer of shares (or to permit the transfer of any other beneficial interests or shares in the Trust, however denominated), and (iii) in conjunction with any amendment contemplated by the foregoing clause (i) or the foregoing clause (ii) to make any and all such further changes or modifications to this Declaration as the Trustees find to be necessary or appropriate, any finding of the Trustees referred to in the foregoing clause (ii) or clause (iii) to be conclusively evidenced by the execution of any such amendment by a majority of the Trustees, but the Trustees shall not be liable for failing so to do.

(b)               No amendment which the Trustees have determined would affect the rights, privileges or interests of holders of a particular series of Shares, but not the rights, privileges or interests of holders of all series of Shares generally, and which would otherwise require a Majority Shareholder Vote under paragraph (a) of the Section 9.3, may be made except with the vote consent by a Majority Shareholder Vote of Shareholders of such series.

(c)                Notwithstanding any other provision of this Declaration to the contrary, the Trustees shall have the power in their discretion without any requirement of approval by shareholders to either invest all or a portion of the Trust Property, or sell all or a portion of the Trust Property and invest the proceeds of which sales, in another investment company that is registered under the 1940 Act.

(d)               Notwithstanding any other provision hereof, no amendment may be made under this Section 9.3 which would change any rights with respect to the Shares, or any series of Shares, by reducing the amount payable thereon upon liquidation of the Trust or by diminishing or eliminating any voting rights pertaining thereto, except with the Majority Shareholder Vote of the Shares or that series of Shares.  Nothing contained in this Declaration shall permit the amendment of the Declaration to impair the exemption from personal liability of the Shareholders, Trustees, offices, employees and agents of the Trust or to permit assessments upon Shareholders.

(e)                A certificate signed by a majority of the Trustees setting forth an amendment and reciting that it was duly adopted by the Shareholders or by the Trustees as aforesaid, and executed by a majority of the Trustees, shall be conclusive evidence of such amendment when lodged among the records of the Trust.

(f)                  Notwithstanding any other provision hereof, until such time as a Registration Statement under the Securities Act of 1933, as amended, covering the first public offering of Shares of the Trust shall have become effective, this Declaration may be amended in any respect by the affirmative vote of a majority of the Trustees or by an instrument signed by a majority of the Trustees.

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(6)

Form of Investment Advisory Agreement, dated May 11, 1998, between the Trust and J.P. Morgan Investment Management, Inc. incorporated herein by reference to Post-Effective Amendment No. 98 to the Registration Statement filed on February 28, 2003 (Accession Number 0001047469-03-007164).

(7)(a)

Distribution Agreement, dated June 29, 2001 incorporated herein by reference to Post-Effective Amendment No. 102 to the Registration Statement filed on April 29, 2004 (Accession Number 0001047469-04-014413).

(b)

Form of Amendment to Distribution Agreement, dated as of July 25, 2002 incorporated herein by reference to Post-Effective Amendment No. 102 to the Registration Statement filed on April 29, 2004 (Accession Number 001047469-04-014413).

(c)	Form of Distribution Agreement between the Trust and One Group Dealer Services, Inc., filed herewith.

(8)	Not applicable.

(9)(a)

Global Custody Agreement, dated March 1, 2003, between JPMorgan Chase Bank and the entities named on Annex A thereto.  Incorporated herein by reference to Post-Effective Amendment No. 101 to the Registration Statement filed on February 27, 2004 (Accession Number 001047469-04-005963).

(b)

Fee Schedule, dated July 2002, for Custodian Agreement.  Incorporated herein by reference to Post-Effective Amendment No. 95 to the Registration Statement filed on December 19, 2002 (Accession Number 0001047469-02-007673).

(10)(a)	Rule 12b-1 Distribution Plan. Incorporated herein by reference to Post-Effective Amendment No. 87 to the Registration Statement filed on September 7, 2001 (Accession Number 0000912057-01-531594).

(b)

Rule 18f-3 Multi-Class Plan, adopted effective June 28, 2001, as amended July 16, 2003.  Incorporated herein by reference to Post-Effective Amendment Number 101 to the Registration Statement filed on February 27, 2004 (Accession Number 0001047469-04-005693).

(c)	Form of Combined Amended and Restated Distribution Plan, filed herewith.

(d)	Form of Combined Amended and Restated Rule 18f-3 Multi-Class Plan, filed herewith.

(11)	Opinion and Consent of Dechert LLP regarding legality of issuance of shares and other matters, filed herewith.

(12)	Form of Opinion of Dechert LLP regarding tax matters, filed herewith.

(13)(a)

Administration Agreement between Registrant and Morgan Guaranty Trust Company of New York or The Chase Manhattan Bank, dated September 7, 2001. Incorporated herein by reference to Post-Effective Amendment No. 87 to the Registration Statement filed on September 7, 2001 (Accession Number 0000912057-01-53194).

(b)

Form of Shareholder Servicing Agreement between Registrant and Morgan Guaranty Trust Company of New York. Incorporated herein by reference to Post-Effective Amendment No. 87 to the Registration Statement filed on September 7, 2001 (Accession Number 0000912057-01-531594).

(c)	Transfer Agency Agreement, dated September 1, 2001, between Registrant and DST Systems, Inc., filed herewith.

(d)	Fee Waiver Agreement, dated February 11, 2004, filed herewith.

(e)

Securities Lending Agreement, dated October 15, 2002, between JPMorgan Chase Bank and each of JPMorgan Funds named on Exhibit A thereto. Incorporated herein by reference to Post-Effective Amendment Number 101 to the Registration Statement filed on February 27, 2004 (Accession Number 0001047469-04-005963).

(f)

Amendment to Securities Lending Agreement, dated August, 2003, between JPMorgan Chase Bank and each of JPMorgan Funds named on Exhibit A thereto. Incorporated herein by reference to Post-Effective Amendment Number 101 to the Registration Statement filed on February 27, 2004 (Accession Number 0001047469-04-005963).

(g)	Form of Administration Agreement between the Trust and One Group Administrative Services, Inc. filed herewith.

(h)	Form of Shareholder Servicing Agreement between the Trust and One Group Dealer Services, Inc. filed herewith.

(i)	Form of Transfer Agency Agreement between the Trust and Boston Financial Data Services, Inc. filed herewith.

(j)	Form of Indemnification Agreement filed herewith.

(14)	Consent of Independent Registered Public Accountants filed herewith.

(15)	Not applicable.

(16)

Powers of Attorney dated April 15, 2004, for William J. Armstrong, Roland R. Eppley, Jr., Dr. Matthew Goldstein, and Ann Maynard Gray, Matthew Healey, Robert J. Higgens, William G. Morton, Jr., Fergus Reid, III, James J. Schonbachler, and Leonard M. Spalding, Jr., filed with Post-Effective Registration Statement filed on (Accession Number 0001047469-04-014413).

Item 17            Undertakings

(1)

The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933 (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

C-8

(2)

The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial public offering of them.

(3)	The undersigned Registrant agrees to file in a Post-Effective Amendment to this Registration Statement a final tax opinion upon the closing of the transaction.

C-9

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Washington, D.C., on the 29th day of September, 2004.

J.P. Morgan Institutional Funds

By:	/s/ George C. W. Gatch
George C. W. Gatch

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

Signatures	Title	Date

/s/ George C. W. Gatch	President	September 29, 2004
George C. W. Gatch

/s/ Fergus Reid, III	Trustee and Chairman	September 29, 2004
* Fergus Reid, III

/s/ William J. Armstrong	Trustee	September 29, 2004
* William J. Armstrong

/s/ Roland R. Eppley, Jr.	Trustee	September 29, 2004
* Roland R. Eppley, Jr.

/s/ Dr. Matthew Goldstein	Trustee	September 29, 2004
* Dr. Matthew Goldstein

/s/ Ann Maynard Gray	Trustee	September 29, 2004
* Ann Maynard Gray

/s/ Matthew Healey	Trustee and President	September 29, 2004
*Matthew Healey

/s/ Robert J. Higgins	Trustee	September 29, 2004
* Robert J. Higgins

/s/ William G. Morton, Jr.	Trustee	September 29, 2004
* William G. Morton, Jr.

/s/ James J. Schonbachler	Trustee	September 29, 2004
* James J. Schonbachler

/s/ Leonard M. Spalding, Jr.	Trustee	September 29, 2004
* Leonard M. Spalding, Jr.

* By: /s/ Patricia A. Maleski	Attorney-in-Fact	September 29, 2004
Patricia A. Maleski

/s/ Stephanie J. Dorsey	Treasurer	September 29, 2004
Stephanie J. Dorsey

INDEX OF EXHIBITS

(2)(d)      Amendment to Amended and Restated By-Laws.

(7)(c)       Form of Distribution Agreement between the Trust and One Group Dealer Services, Inc.

(10)(c)     Form of Combined Amended and Restated Distribution Plan.

(10)(d)    Form of Combined Amended and Restated Rule 18f-3 Multi-Class Plan.

(11)         Opinion and Consent of Dechert LLP regarding legality of issuance of shares and other matters.

(12)         Form of Opinion of Dechert LLP regarding tax matters.

(13)(g)    Form of Administration Agreement between the Trust and One Group Administrative Services, Inc.

(h)           Form of Shareholder Servicing Agreement between the Trust and One Group Dealer Services, Inc.

(i)            Form of Transfer Agency Agreement between the Trust and Boston Financial Data Services, Inc.

(j)            Form of Indemnification Agreement.

(14)         Consent of Independent Registered Public Accounting Firm.